UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2794

MFS SERIES TRUST III

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant's telephone number, including area code: (617) 954-5000

Date of fiscal year end: January 31

Date of reporting period: July 31, 2022

ITEM 1. REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
July 31, 2022
MFS®  High Income Fund
MFH-SEM

MFS® High Income Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions, the continued spread of the coronavirus (particularly in Asia), and evolving geopolitical tensions in the wake of Russia’s invasion of Ukraine. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. U.S. Federal Reserve Chair Jerome Powell recently acknowledged that to stabilize prices, rates must move higher and tighter policy must be sustained for some time, likely hurting households and businesses. Richly valued, interest rate–sensitive growth equities have been hit particularly hard by higher interest rates, and volatility in credit markets has picked up too.
There are, however, encouraging signs for the markets. The latest wave of COVID-19 cases appears to be receding in Asia, and cases outside Asia, while numerous, appear to be causing fewer serious illnesses. Meanwhile, unemployment is low and there are signs that some global supply chain bottlenecks are beginning to ease, though lingering coronavirus restrictions in China and disruptions stemming from Russia’s invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
September 15, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure (i)
Top five industries (i)
Cable TV	7.8%
Medical & Health Technology & Services	6.2%
Gaming & Lodging	5.9%
Midstream	5.0%
Money Market Funds	4.5%
Composition including fixed income credit quality (a)(i)
BBB	2.5%
BB	46.1%
B	34.6%
CCC	11.2%
C (o)	0.0%
Not Rated	(0.8)%
Non-Fixed Income	1.1%
Cash & Cash Equivalents	4.5%
Other	0.8%
Portfolio facts (i)
Average Duration (d)	4.0
Average Effective Maturity (m)	5.9 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
2

Portfolio Composition - continued
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of July 31, 2022.
The portfolio is actively managed and current holdings may be different.
3

Expense Table
Fund expenses borne by the shareholders during the period,
February 1, 2022 through July 31, 2022
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2022 through July 31, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 2/01/22	Ending Account Value 7/31/22	Expenses Paid During Period (p) 2/01/22-7/31/22
A	Actual	0.87%	$1,000.00	$939.77	$4.18
	Hypothetical (h)	0.87%	$1,000.00	$1,020.48	$4.36
B	Actual	1.62%	$1,000.00	$936.21	$7.78
	Hypothetical (h)	1.62%	$1,000.00	$1,016.76	$8.10
C	Actual	1.62%	$1,000.00	$936.47	$7.78
	Hypothetical (h)	1.62%	$1,000.00	$1,016.76	$8.10
I	Actual	0.62%	$1,000.00	$940.72	$2.98
	Hypothetical (h)	0.62%	$1,000.00	$1,021.72	$3.11
R1	Actual	1.62%	$1,000.00	$936.22	$7.78
	Hypothetical (h)	1.62%	$1,000.00	$1,016.76	$8.10
R2	Actual	1.12%	$1,000.00	$938.08	$5.38
	Hypothetical (h)	1.12%	$1,000.00	$1,019.24	$5.61
R3	Actual	0.87%	$1,000.00	$939.52	$4.18
	Hypothetical (h)	0.87%	$1,000.00	$1,020.48	$4.36
R4	Actual	0.62%	$1,000.00	$940.97	$2.98
	Hypothetical (h)	0.62%	$1,000.00	$1,021.72	$3.11
R6	Actual	0.51%	$1,000.00	$941.52	$2.46
	Hypothetical (h)	0.51%	$1,000.00	$1,022.27	$2.56
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
5

Portfolio of Investments
7/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 93.0%
Aerospace & Defense – 2.2%
Bombardier, Inc., 7.5%, 3/15/2025 (n)	$2,794,000	$2,724,150
Bombardier, Inc., 7.125%, 6/15/2026 (n)	2,984,000	2,770,346
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)	5,985,000	4,728,150
Moog, Inc., 4.25%, 12/15/2027 (n)	8,283,000	7,729,116
TransDigm, Inc., 6.25%, 3/15/2026 (n)	6,757,000	6,789,501
TransDigm, Inc., 6.375%, 6/15/2026	4,535,000	4,512,325
TransDigm, Inc., 5.5%, 11/15/2027	5,000,000	4,719,950
TransDigm, Inc., 4.625%, 1/15/2029	5,036,000	4,532,400
		$38,505,938
Asset-Backed & Securitized – 0.0%
COBALT CMBS Commercial Mortgage Trust, 2006-2A, “F”, CDO, FLR, 2.291% (0% cash or 2.291% PIK) (LIBOR - 3mo. + 1.3%), 4/26/2050 (a)(n)(p)	$791,981	$79
COBALT CMBS Commercial Mortgage Trust, 2006-2A, “G”, CDO, FLR, 2.491% (0% cash or 2.491% PIK) (LIBOR - 3mo. + 1.5%), 4/26/2050 (a)(n)(p)	2,516,524	252
Lehman Brothers Commercial Conduit Mortgage Trust, 0.858%, 2/18/2030 (i)	40,988	2
		$333
Automotive – 2.6%
Clarios Global LP/Clarios U.S. Finance Cois, 8.5%, 5/15/2027 (n)	$8,360,000	$8,437,581
Dana, Inc., 5.375%, 11/15/2027	3,749,000	3,524,060
Dana, Inc., 4.25%, 9/01/2030	2,740,000	2,280,755
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)	4,505,000	3,368,839
Ford Motor Co., 5.113%, 5/03/2029	5,205,000	5,060,249
Ford Motor Co., 4.75%, 1/15/2043	4,885,000	4,024,019
Ford Motor Credit Co. LLC, 4.134%, 8/04/2025	5,510,000	5,434,237
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)	6,595,000	6,591,076
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)	4,060,000	3,288,600
Wabash National Corp., 4.5%, 10/15/2028 (n)	1,260,000	1,037,169
Wheel Pros, Inc., 6.5%, 5/15/2029 (n)	3,745,000	2,716,248
		$45,762,833
Broadcasting – 2.7%
Advantage Sales & Marketing, Inc., 6.5%, 11/15/2028 (n)	$5,453,000	$4,962,230
Gray Escrow II, Inc., 5.375%, 11/15/2031 (n)	7,970,000	7,033,525
iHeartCommunications, Inc., 8.375%, 5/01/2027	2,487,000	2,245,264
Netflix, Inc., 5.875%, 11/15/2028	5,385,000	5,586,399
6

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Broadcasting – continued
Scripps Escrow II, Inc., 5.875%, 7/15/2027 (n)		$5,870,000	$5,623,401
Summer (BC) Bidco B LLC, 5.5%, 10/31/2026 (n)		5,655,000	4,897,602
Summer (BC) Holdco S.à r.l., “A”, 9.25%, 10/31/2027	EUR	1,707,495	1,518,032
Univision Communications, Inc., 4.5%, 5/01/2029 (n)		$6,953,000	6,281,792
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)		11,339,000	10,338,900
			$48,487,145
Brokerage & Asset Managers – 1.8%
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)		$4,535,000	$4,004,000
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)		9,680,000	9,381,755
LPL Holdings, Inc., 4%, 3/15/2029 (n)		6,498,000	6,043,140
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)		3,830,000	3,479,050
NFP Corp., 4.875%, 8/15/2028 (n)		4,830,000	4,396,889
NFP Corp., 6.875%, 8/15/2028 (n)		5,708,000	5,009,341
			$32,314,175
Building – 3.9%
ABC Supply Co., Inc., 4%, 1/15/2028 (n)		$11,500,000	$10,762,505
Advanced Drainage Systems, Inc., 6.375%, 6/15/2030 (n)		3,530,000	3,557,057
Foundation Building Materials LLC, 6%, 3/01/2029 (n)		3,040,000	2,334,842
GYP Holding III Corp., 4.625%, 5/01/2029 (n)		8,120,000	6,577,200
Interface, Inc., 5.5%, 12/01/2028 (n)		7,555,000	6,648,400
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)		3,630,000	3,071,928
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)		5,042,000	4,221,606
Park River Holdings, Inc., 5.625%, 2/01/2029 (n)		3,130,000	2,022,593
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)		6,475,000	5,998,667
SRM Escrow Issuer LLC, 6%, 11/01/2028 (n)		4,270,000	3,962,090
SRS Distribution, Inc., 6.125%, 7/01/2029 (n)		5,400,000	4,856,760
Standard Industries, Inc., 4.75%, 1/15/2028 (n)		3,578,000	3,399,100
Standard Industries, Inc., 4.375%, 7/15/2030 (n)		7,580,000	6,620,978
Standard Industries, Inc., 3.375%, 1/15/2031 (n)		1,385,000	1,126,213
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)		4,325,000	3,654,538
			$68,814,477
Business Services – 1.8%
Entegris Escrow Corp., 5.95%, 6/15/2030 (n)		$2,600,000	$2,580,500
HealthEquity, Inc., 4.5%, 10/01/2029 (n)		7,180,000	6,687,021
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)		3,760,000	3,590,800
Iron Mountain, Inc., REIT, 4.875%, 9/15/2027 (n)		4,410,000	4,210,955
Nielsen Finance LLC, 4.5%, 7/15/2029 (n)		3,995,000	3,756,382
Switch Ltd., 3.75%, 9/15/2028 (n)		5,601,000	5,602,792
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)		5,185,000	5,208,099
			$31,636,549
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Cable TV – 7.7%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027 (n)	$4,015,000	$3,932,492
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)	17,572,000	15,990,520
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	7,620,000	6,773,570
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/01/2031 (n)	10,625,000	9,217,188
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)	4,885,000	4,035,181
CSC Holdings LLC, 5.375%, 2/01/2028 (n)	3,040,000	2,888,000
CSC Holdings LLC, 5.75%, 1/15/2030 (n)	9,270,000	7,485,803
CSC Holdings LLC, 4.125%, 12/01/2030 (n)	5,880,000	5,000,587
DISH DBS Corp., 7.75%, 7/01/2026	3,450,000	2,861,775
DISH DBS Corp., 5.25%, 12/01/2026 (n)	4,850,000	4,195,250
DISH DBS Corp., 5.125%, 6/01/2029	3,990,000	2,603,256
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)	5,518,000	5,356,777
LCPR Senior Secured Financing DAC, 5.125%, 7/15/2029 (n)	1,905,000	1,671,385
Sirius XM Holdings, Inc., 3.875%, 9/01/2031 (n)	7,920,000	6,890,400
Sirius XM Radio, Inc., 4%, 7/15/2028 (n)	5,041,000	4,683,089
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)	11,485,000	11,284,012
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)	11,000,000	9,919,250
Videotron Ltd., 5.125%, 4/15/2027 (n)	6,066,000	5,884,020
Virgin Media Finance PLC, 5%, 7/15/2030 (n)	8,020,000	6,794,183
Virgin Media Vendor Financing Notes IV DAC, 5%, 7/15/2028 (n)	10,580,000	9,663,984
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)	9,920,000	8,456,800
		$135,587,522
Chemicals – 2.4%
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)	$5,414,000	$5,171,459
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)	9,025,000	7,868,616
Consolidated Energy Finance S.A., 5.625%, 10/15/2028 (n)	4,844,000	3,946,649
Element Solutions, Inc., 3.875%, 9/01/2028 (n)	6,028,000	5,565,230
Herens Holdco S.à r.l., 4.75%, 5/15/2028 (n)	4,560,000	3,822,112
Ingevity Corp., 3.875%, 11/01/2028 (n)	7,087,000	6,288,366
LSF11 A5 HoldCo LLC, 6.625%, 10/15/2029 (n)	4,035,000	3,459,649
S.P.C.M. S.A., 3.125%, 3/15/2027 (n)	1,740,000	1,483,350
S.P.C.M. S.A., 3.375%, 3/15/2030 (n)	7,182,000	5,779,571
		$43,385,002
Computer Software – 1.3%
Camelot Finance S.A., 4.5%, 11/01/2026 (n)	$3,715,000	$3,553,806
Clarivate Science Holdings Corp., 3.875%, 7/01/2028 (n)	1,950,000	1,774,500
Clarivate Science Holdings Corp., 4.875%, 7/01/2029 (n)	6,650,000	5,885,250
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Computer Software – continued
Dun & Bradstreet Corp., 5%, 12/15/2029 (n)	$5,515,000	$5,140,642
PTC, Inc., 3.625%, 2/15/2025 (n)	4,645,000	4,528,643
PTC, Inc., 4%, 2/15/2028 (n)	1,750,000	1,659,841
		$22,542,682
Computer Software - Systems – 1.7%
Fair Isaac Corp., 5.25%, 5/15/2026 (n)	$11,255,000	$11,483,026
Fair Isaac Corp., 4%, 6/15/2028 (n)	1,687,000	1,573,460
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	8,765,000	8,633,700
Viavi Solutions, Inc., 3.75%, 10/01/2029 (n)	7,245,000	6,382,758
Virtusa Corp., 7.125%, 12/15/2028 (n)	3,565,000	2,848,613
		$30,921,557
Conglomerates – 2.7%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	$4,184,000	$3,964,340
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)	10,769,000	10,113,168
Gates Global LLC, 6.25%, 1/15/2026 (n)	6,070,000	5,934,396
Griffon Corp., 5.75%, 3/01/2028	7,569,000	7,241,641
Madison IAQ LLC, 5.875%, 6/30/2029 (n)	6,048,000	4,721,432
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)	4,380,000	4,304,401
TriMas Corp., 4.125%, 4/15/2029 (n)	12,534,000	11,092,590
		$47,371,968
Construction – 1.4%
Empire Communities Corp., 7%, 12/15/2025 (n)	$4,930,000	$4,301,425
Mattamy Group Corp., 5.25%, 12/15/2027 (n)	2,275,000	1,997,590
Mattamy Group Corp., 4.625%, 3/01/2030 (n)	5,115,000	4,116,348
Meritage Homes Corp., 3.875%, 4/15/2029 (n)	4,860,000	4,281,722
Taylor Morrison Communities, Inc., 5.75%, 1/15/2028 (n)	5,345,000	5,167,813
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)	6,132,000	5,044,262
		$24,909,160
Consumer Products – 1.2%
CD&R Smokey Buyer, Inc., 6.75%, 7/15/2025 (n)	$845,000	$792,948
Mattel, Inc., 3.375%, 4/01/2026 (n)	6,008,000	5,697,537
Mattel, Inc., 5.875%, 12/15/2027 (n)	2,240,000	2,290,400
Mattel, Inc., 5.45%, 11/01/2041	1,890,000	1,723,295
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)	5,270,000	5,085,550
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)	2,450,000	2,107,000
SWF Escrow Issuer Corp., 6.5%, 10/01/2029 (n)	4,755,000	3,376,050
		$21,072,780
9

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Services – 3.8%
Allied Universal Holdco LLC, 6.625%, 7/15/2026 (n)	$1,697,000	$1,644,342
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)	5,295,000	4,847,890
Allied Universal Holdco LLC, 6%, 6/01/2029 (n)	3,155,000	2,425,406
ANGI Group LLC, 3.875%, 8/15/2028 (n)	7,322,000	5,967,422
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)	5,860,000	4,805,200
GoDaddy, Inc., 3.5%, 3/01/2029 (n)	11,513,000	10,249,161
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)	3,997,000	3,763,710
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)	455,000	388,679
Match Group, Inc., 5%, 12/15/2027 (n)	5,040,000	4,892,101
Match Group, Inc., 4.625%, 6/01/2028 (n)	8,030,000	7,604,235
Match Group, Inc., 4.125%, 8/01/2030 (n)	2,010,000	1,797,986
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)	4,355,000	3,556,467
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)	3,630,000	2,895,288
TriNet Group, Inc., 3.5%, 3/01/2029 (n)	9,185,000	8,048,357
WASH Multi-Family Acquisition, Inc., 5.75%, 4/15/2026 (n)	4,305,000	4,294,539
		$67,180,783
Containers – 2.8%
ARD Finance S.A., 6.5%, (6.5% cash or 7.25% PIK) 6/30/2027 (n)(p)	$3,572,419	$2,703,535
Ardagh Metal Packaging Finance USA LLC, 3.25%, 9/01/2028 (n)	3,715,000	3,448,672
Ardagh Metal Packaging Finance USA LLC, 4%, 9/01/2029 (n)	6,424,000	5,524,640
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 5.25%, 8/15/2027 (n)	7,260,000	5,522,379
Ball Corp., 3.125%, 9/15/2031	3,740,000	3,277,175
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)	9,349,000	7,700,822
Crown Americas LLC, 5.25%, 4/01/2030 (n)	4,915,000	4,902,713
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	8,695,000	8,469,104
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	3,345,000	3,319,511
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)	4,925,000	4,702,714
		$49,571,265
Electrical Equipment – 0.4%
CommScope Technologies LLC, 5%, 3/15/2027 (n)	$7,935,000	$6,524,038
Electronics – 1.7%
Diebold Nixdorf, Inc., 9.375%, 7/15/2025 (n)	$2,794,000	$2,172,335
Entegris, Inc., 4.375%, 4/15/2028 (n)	2,590,000	2,442,163
Entegris, Inc., 3.625%, 5/01/2029 (n)	3,723,000	3,303,341
10

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Electronics – continued
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	$4,255,000	$4,292,435
Sensata Technologies B.V., 5%, 10/01/2025 (n)	9,405,000	9,453,812
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	3,755,000	3,485,303
Synaptics, Inc., 4%, 6/15/2029 (n)	6,420,000	5,602,734
		$30,752,123
Energy - Independent – 3.2%
Antero Resources Corp., 7.625%, 2/01/2029 (n)	$4,530,000	$4,773,488
CNX Resources Corp., 6%, 1/15/2029 (n)	5,189,000	5,046,302
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)	6,835,000	6,766,650
Encino Acquisition Partners Holdings LLC, 8.5%, 5/01/2028 (n)	3,875,000	3,787,038
Moss Creek Resources Holdings, Inc., 7.5%, 1/15/2026 (n)	2,950,000	2,683,969
Occidental Petroleum Corp., 5.875%, 9/01/2025	4,890,000	4,981,687
Occidental Petroleum Corp., 6.625%, 9/01/2030	9,075,000	10,067,760
Occidental Petroleum Corp., 6.6%, 3/15/2046	3,935,000	4,348,175
SM Energy Co., 5.625%, 6/01/2025	2,965,000	2,916,819
SM Energy Co., 6.5%, 7/15/2028	3,195,000	3,148,321
Southwestern Energy Co., 5.7%, 1/23/2025	396,000	400,805
Southwestern Energy Co., 8.375%, 9/15/2028	2,595,000	2,789,625
Southwestern Energy Co., 5.375%, 3/15/2030	4,195,000	4,127,607
		$55,838,246
Entertainment – 2.4%
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)	$12,960,000	$11,148,905
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)	4,860,000	3,895,557
Carnival Corp. PLC, 6%, 5/01/2029 (n)	1,430,000	1,100,871
Life Time, Inc., 5.75%, 1/15/2026 (n)	5,135,000	4,827,003
Life Time, Inc., 8%, 4/15/2026 (n)	1,505,000	1,418,463
Motion Bondco DAC, 6.625%, 11/15/2027 (n)	4,720,000	3,778,632
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)	3,565,000	2,907,507
Royal Caribbean Cruises Ltd., 5.375%, 7/15/2027 (n)	2,750,000	2,131,250
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)	7,845,000	5,878,180
SeaWorld Parks & Entertainment, 5.25%, 8/15/2029 (n)	6,265,000	5,616,572
		$42,702,940
Financial Institutions – 2.5%
Avation Capital S.A., 8.25%, (8.25% cash or 9% PIK) 10/31/2026 (n)(p)	$3,632,255	$2,732,757
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)	5,825,000	5,590,539
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% cash or 7.25% PIK), 9/15/2024 (n)(p)	15,252,411	11,698,994
Howard Hughes Corp., 4.125%, 2/01/2029 (n)	7,405,000	6,369,678
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	6,860,000	6,353,321
OneMain Finance Corp., 6.875%, 3/15/2025	3,430,000	3,387,125
11

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
OneMain Finance Corp., 7.125%, 3/15/2026	$2,270,000	$2,197,301
Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029 (n)	6,705,000	5,732,775
		$44,062,490
Food & Beverages – 3.4%
Aramark Services, Inc., 6.375%, 5/01/2025 (n)	$8,355,000	$8,370,373
BellRing Brands, Inc., 7%, 3/15/2030 (n)	6,185,000	5,983,987
Lamb Weston Holdings, Inc., 4.125%, 1/31/2030 (n)	10,965,000	10,219,004
Performance Food Group Co., 5.5%, 10/15/2027 (n)	7,700,000	7,587,657
Post Holdings, Inc., 5.625%, 1/15/2028 (n)	5,503,000	5,420,455
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	8,955,000	8,030,486
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)	8,278,000	7,150,122
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)	7,100,000	6,627,389
		$59,389,473
Gaming & Lodging – 5.8%
Boyd Gaming Corp., 4.75%, 12/01/2027	$3,660,000	$3,516,857
Boyd Gaming Corp., 4.75%, 6/15/2031 (n)	2,410,000	2,217,754
Caesars Entertainment, Inc., 4.625%, 10/15/2029 (n)	4,060,000	3,442,068
Caesars Resort Collection LLC/CRC Finco, Inc., 8.125%, 7/01/2027 (n)	5,396,000	5,396,000
CCM Merger, Inc., 6.375%, 5/01/2026 (n)	3,832,000	3,609,514
Hilton Domestic Operating Co., Inc., 3.75%, 5/01/2029 (n)	8,741,000	7,932,457
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	7,185,000	6,197,062
International Game Technology PLC, 4.125%, 4/15/2026 (n)	8,715,000	8,317,117
International Game Technology PLC, 6.25%, 1/15/2027 (n)	1,885,000	1,917,988
Marriott Ownership Resorts, Inc., 4.5%, 6/15/2029 (n)	5,680,000	4,930,865
MGM China Holdings Ltd., 5.375%, 5/15/2024 (n)	2,030,000	1,811,751
MGM China Holdings Ltd., 5.875%, 5/15/2026 (n)	3,015,000	2,490,861
MGM China Holdings Ltd., 4.75%, 2/01/2027 (n)	2,091,000	1,653,322
Scientific Games Holdings LP/Scientific Games US Finco, Inc., 6.625%, 3/01/2030 (n)	4,590,000	4,119,525
VICI Properties LP / VICI Note Co., Inc., 4.625%, 6/15/2025 (n)	5,895,000	5,721,671
VICI Properties LP / VICI Note Co., Inc., 4.25%, 12/01/2026 (n)	7,460,000	7,011,327
VICI Properties LP / VICI Note Co., Inc., 5.75%, 2/01/2027 (n)	2,150,000	2,140,927
VICI Properties LP / VICI Note Co., Inc., 3.875%, 2/15/2029 (n)	3,315,000	3,026,562
VICI Properties LP / VICI Note Co., Inc., 4.125%, 8/15/2030 (n)	1,475,000	1,346,631
VICI Properties LP, REIT, 3.75%, 2/15/2027 (n)	5,370,000	4,917,532
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	7,258,000	6,667,967
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/2027 (n)	2,970,000	2,754,675
Wynn Macau Ltd., 4.875%, 10/01/2024 (n)	2,650,000	2,212,750
Wynn Macau Ltd., 5.5%, 1/15/2026 (n)	3,750,000	3,076,875
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)	5,369,000	4,187,820
12

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – continued
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)	$3,470,000	$3,027,575
		$103,645,453
Industrial – 1.3%
Albion Financing 1 S.à r.l., 6.125%, 10/15/2026 (n)	$2,500,000	$2,199,455
Albion Financing 2 S.à r.l., 8.75%, 4/15/2027 (n)	3,435,000	3,074,325
APi Escrow Corp., 4.75%, 10/15/2029 (n)	7,950,000	6,697,875
Dycom Industries, Inc., 4.5%, 4/15/2029 (n)	4,025,000	3,692,173
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)	7,643,000	7,166,497
		$22,830,325
Insurance - Health – 0.3%
Centene Corp., 3%, 10/15/2030	$6,430,000	$5,739,032
Insurance - Property & Casualty – 1.4%
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (n)	$9,285,000	$8,812,765
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)	5,395,000	4,801,550
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)	1,445,000	1,420,532
Hub International Ltd., 5.625%, 12/01/2029 (n)	5,301,000	4,696,597
Ryan Specialty Group, 4.375%, 2/01/2030 (n)	4,713,000	4,253,483
		$23,984,927
Machinery & Tools – 0.4%
Terex Corp., 5%, 5/15/2029 (n)	$7,970,000	$7,112,269
Medical & Health Technology & Services – 6.1%
180 Medical, Inc., 3.875%, 10/15/2029 (n)	$7,025,000	$6,386,521
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)	8,149,000	7,845,205
Catalent, Inc., 3.125%, 2/15/2029 (n)	12,265,000	10,869,856
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)	14,497,000	13,377,588
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)	3,340,000	3,173,000
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)	9,330,000	4,988,098
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)	2,185,000	1,835,400
DaVita, Inc., 4.625%, 6/01/2030 (n)	4,595,000	3,767,900
Encompass Health Corp., 5.75%, 9/15/2025	3,565,000	3,573,325
Encompass Health Corp., 4.75%, 2/01/2030	5,035,000	4,644,083
IQVIA Holdings, Inc., 5%, 10/15/2026 (n)	6,127,000	6,102,127
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)	9,830,000	9,845,876
Legacy LifePoint Health LLC, 4.375%, 2/15/2027 (n)	1,840,000	1,633,000
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)	4,250,000	3,995,000
Syneos Health, Inc., 3.625%, 1/15/2029 (n)	8,662,000	7,752,663
Tenet Healthcare Corp., 6.125%, 10/01/2028 (n)	9,218,000	8,987,550
Tenet Healthcare Corp., 6.125%, 6/15/2030 (n)	2,380,000	2,404,086
13

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
U.S. Acute Care Solutions LLC, 6.375%, 3/01/2026 (n)	$4,750,000	$4,417,500
U.S. Renal Care, Inc., 10.625%, 7/15/2027 (n)	4,140,000	1,904,400
		$107,503,178
Medical Equipment – 0.6%
Garden SpinCo Corp., 8.625%, 7/20/2030 (n)	$2,428,000	$2,549,473
Teleflex, Inc., 4.625%, 11/15/2027	8,500,000	8,359,495
		$10,908,968
Metals & Mining – 3.5%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$7,065,000	$5,868,966
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)	6,538,000	4,388,633
Compass Minerals International, Inc., 6.75%, 12/01/2027 (n)	5,650,000	5,431,062
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)	4,160,000	3,318,266
Ero Copper Corp., 6.5%, 2/15/2030 (n)	2,562,000	1,812,616
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	8,800,000	7,639,412
GrafTech Finance, Inc., 4.625%, 12/15/2028 (n)	6,153,000	5,343,406
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)	11,498,000	9,823,997
Kaiser Aluminum Corp., 4.5%, 6/01/2031 (n)	3,885,000	3,130,533
Novelis Corp., 3.25%, 11/15/2026 (n)	4,050,000	3,768,768
Novelis Corp., 4.75%, 1/30/2030 (n)	6,555,000	6,063,604
Novelis Corp., 3.875%, 8/15/2031 (n)	2,807,000	2,399,985
Petra Diamonds US$ Treasury PLC, 10.5% PIK to 12/31/2022, 10.5% PIK/9.75% Cash to 6/30/2023, 9.75% Cash to 3/08/2026 (n)	2,752,294	2,642,202
		$61,631,450
Midstream – 4.9%
Cheniere Energy Partners LP, 4.5%, 10/01/2029	$4,156,000	$4,026,478
Cheniere Energy Partners LP, 4%, 3/01/2031	8,750,000	8,130,413
DT Midstream, Inc., 4.125%, 6/15/2029 (n)	5,491,000	5,083,348
DT Midstream, Inc., 4.375%, 6/15/2031 (n)	7,956,000	7,140,510
EQM Midstream Partners LP, 6%, 7/01/2025 (n)	452,000	448,633
EQM Midstream Partners LP, 6.5%, 7/01/2027 (n)	592,000	593,225
EQM Midstream Partners LP, 5.5%, 7/15/2028	14,451,000	13,657,062
EQM Midstream Partners LP, 4.5%, 1/15/2029 (n)	3,090,000	2,765,550
Kinetik Holdings, Inc., 5.875%, 6/15/2030 (n)	5,962,000	6,056,140
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)	8,990,000	8,163,639
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029	8,710,000	8,988,372
Targa Resources Partners LP/Targa Resources Finance Corp., 4.875%, 2/01/2031	6,311,000	5,932,802
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)	7,555,000	6,971,150
14

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)	$5,370,000	$4,950,549
Western Midstream Operating LP, 4.3%, 2/01/2030	2,737,000	2,559,670
Western Midstream Operation LP, 4.65%, 7/01/2026	1,935,000	1,920,758
		$87,388,299
Network & Telecom – 0.4%
Iliad Holding S.A.S., 7%, 10/15/2028 (n)	$7,662,000	$7,354,409
Oil Services – 0.2%
Solaris Midstream Holding LLC, 7.625%, 4/01/2026 (n)	$3,845,000	$3,725,651
Oils – 0.5%
Parkland Corp., 4.625%, 5/01/2030 (n)	$9,535,000	$8,531,918
Personal Computers & Peripherals – 0.6%
NCR Corp., 5%, 10/01/2028 (n)	$7,245,000	$6,891,535
NCR Corp., 5.125%, 4/15/2029 (n)	3,460,000	3,321,860
		$10,213,395
Pharmaceuticals – 1.7%
Bausch Health Companies, Inc., 5%, 1/30/2028 (n)	$11,015,000	$5,865,487
Bausch Health Companies, Inc., 5%, 2/15/2029 (n)	3,305,000	1,673,586
Jazz Securities DAC, 4.375%, 1/15/2029 (n)	10,475,000	10,085,854
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)	7,157,000	6,766,943
Organon Finance 1 LLC, 5.125%, 4/30/2031 (n)	5,759,000	5,391,864
		$29,783,734
Pollution Control – 0.9%
GFL Environmental, Inc., 4.25%, 6/01/2025 (n)	$2,160,000	$2,116,800
GFL Environmental, Inc., 4%, 8/01/2028 (n)	6,080,000	5,485,254
GFL Environmental, Inc., 4.75%, 6/15/2029 (n)	1,935,000	1,780,065
GFL Environmental, Inc., 4.375%, 8/15/2029 (n)	2,355,000	2,101,838
Stericycle, Inc., 3.875%, 1/15/2029 (n)	5,822,000	5,323,229
		$16,807,186
Precious Metals & Minerals – 0.3%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	$5,170,000	$2,998,083
Taseko Mines Ltd., 7%, 2/15/2026 (n)	3,795,000	3,029,321
		$6,027,404
Printing & Publishing – 0.3%
Cimpress N.V., 7%, 6/15/2026 (n)	$7,135,000	$5,954,157
Real Estate - Other – 0.3%
XHR LP, REIT, 4.875%, 6/01/2029 (n)	$5,320,000	$4,798,002
15

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Restaurants – 0.2%
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)	$4,540,000	$3,711,450
Retailers – 1.3%
Asbury Automotive Group, Inc., 4.5%, 3/01/2028	$565,000	$517,008
Asbury Automotive Group, Inc., 4.625%, 11/15/2029 (n)	4,266,000	3,765,257
Bath & Body Works, Inc., 5.25%, 2/01/2028	14,265,000	13,450,611
Victoria's Secret & Co., 4.625%, 7/15/2029 (n)	5,880,000	4,867,464
		$22,600,340
Specialty Chemicals – 0.2%
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)	$4,245,000	$4,106,061
Specialty Stores – 1.0%
Group 1 Automotive, Inc., 4%, 8/15/2028 (n)	$5,844,000	$5,226,932
Michael Cos., Inc., 5.25%, 5/01/2028 (n)	3,220,000	2,680,650
Michael Cos., Inc., 7.875%, 5/01/2029 (n)	3,830,000	2,623,550
Penske Automotive Group Co., 3.75%, 6/15/2029	8,081,000	7,272,900
		$17,804,032
Supermarkets – 0.7%
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)	$8,755,000	$8,270,770
Albertsons Cos. LLC/Safeway, Inc., 3.5%, 3/15/2029 (n)	5,210,000	4,562,241
		$12,833,011
Telecommunications - Wireless – 3.1%
Altice France S.A., 6%, 2/15/2028 (n)	$7,745,000	$5,978,598
SBA Communications Corp., 3.875%, 2/15/2027	6,103,000	5,815,183
SBA Communications Corp., 3.125%, 2/01/2029	9,720,000	8,505,000
Sprint Capital Corp., 6.875%, 11/15/2028	11,335,000	12,723,537
Sprint Corp., 7.125%, 6/15/2024	2,205,000	2,309,737
Sprint Corp., 7.625%, 3/01/2026	13,670,000	14,901,923
T-Mobile USA, Inc., 2.625%, 4/15/2026	5,020,000	4,731,350
		$54,965,328
Tobacco – 0.2%
Vector Group Ltd., 5.75%, 2/01/2029 (n)	$3,120,000	$2,832,960
Utilities - Electric Power – 3.2%
Calpine Corp., 4.5%, 2/15/2028 (n)	$7,739,000	$7,506,830
Calpine Corp., 5.125%, 3/15/2028 (n)	7,800,000	7,336,680
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	3,720,000	3,599,100
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)	12,280,000	10,752,666
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)	5,196,000	5,148,041
NextEra Energy, Inc., 4.25%, 9/15/2024 (n)	728,000	711,620
NextEra Energy, Inc., 4.5%, 9/15/2027 (n)	4,430,000	4,378,280
16

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	$5,065,000	$4,862,395
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)	9,450,000	9,080,552
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)	3,240,000	3,011,855
		$56,388,019
Total Bonds (Identified Cost, $1,829,140,437)		$1,646,514,437
Common Stocks – 1.1%
Cable TV – 0.1%
Intelsat Emergence S.A. (a)	59,152	$1,449,224
Construction – 0.0%
ICA Tenedora S.A. de C.V. (u)	347,563	$289,842
Oil Services – 0.0%
LTRI Holdings LP (a)(u)	3,250	$1,336,627
Special Products & Services – 1.0%
iShares iBoxx $ High Yield Corporate Bond ETF	223,400	$17,467,646
Total Common Stocks (Identified Cost, $21,687,554)		$20,543,339
Contingent Value Rights – 0.0%
Cable TV – 0.0%
Intelsat Jackson Holdings S.A. - Series A, 12/05/2025 (a)	6,194	$24,776
Intelsat Jackson Holdings S.A. - Series B, 12/05/2025 (a)	6,194	20,131
Total Contingent Value Rights (Identified Cost, $0)		$44,907

	Strike Price	First Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a)(u) (Identified Cost, $0)	GBP 1.14	3/16/21	62,563	$4,273

Investment Companies (h) – 4.5%
Money Market Funds – 4.5%
MFS Institutional Money Market Portfolio, 1.72% (v) (Identified Cost, $79,446,982)	79,451,240	$79,451,240

Other Assets, Less Liabilities – 1.4%		24,606,488
Net Assets – 100.0%		$1,771,164,684

(a)	Non-income producing security.
17

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $79,451,240 and $1,667,106,956, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,393,940,167, representing 78.7% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
CDO	Collateralized Debt Obligation
ETF	Exchange-Traded Fund
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound
Derivative Contracts at 7/31/22
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
GBP	364,435	USD	433,996	HSBC Bank	10/21/2022	$10,676
Liability Derivatives
USD	1,920,395	EUR	1,890,322	HSBC Bank	10/21/2022	$(22,899)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond	Long	USD	85	$12,240,000	September – 2022	$274,607
18

Portfolio of Investments (unaudited) – continued
Futures Contracts - continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	234	$28,346,906	September – 2022	$(201,164)
U.S. Treasury Ultra Bond	Long	USD	15	2,374,687	September – 2022	(8,782)
						$(209,946)
At July 31, 2022, the fund had cash collateral of $147,875 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements
19

Financial Statements
Statement of Assets and Liabilities
At 7/31/22 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $1,850,827,991)	$1,667,106,956
Investments in affiliated issuers, at value (identified cost, $79,446,982)	79,451,240
Cash	184,995
Deposits with brokers for
Futures contracts	147,875
Receivables for
Forward foreign currency exchange contracts	10,676
Net daily variation margin on open futures contracts	60,937
Fund shares sold	1,228,750
Interest and dividends	25,447,998
Other assets	66,010
Total assets	$1,773,705,437
Liabilities
Payables for
Distributions	$209,876
Forward foreign currency exchange contracts	22,899
Investments purchased	184,995
Fund shares reacquired	1,549,632
Payable to affiliates
Investment adviser	84,971
Administrative services fee	3,518
Shareholder servicing costs	340,651
Distribution and service fees	19,137
Payable for independent Trustees' compensation	1,982
Accrued expenses and other liabilities	123,092
Total liabilities	$2,540,753
Net assets	$1,771,164,684
Net assets consist of
Paid-in capital	$2,061,062,124
Total distributable earnings (loss)	(289,897,440)
Net assets	$1,771,164,684
Shares of beneficial interest outstanding	583,007,541
20

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$630,775,387	207,509,137	$3.04
Class B	3,711,326	1,219,099	3.04
Class C	12,852,511	4,215,830	3.05
Class I	172,306,737	56,861,045	3.03
Class R1	667,345	219,339	3.04
Class R2	1,832,569	606,034	3.02
Class R3	1,446,434	476,873	3.03
Class R4	355,609	116,947	3.04
Class R6	947,216,766	311,783,237	3.04

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $3.17 [100 / 95.75 x $3.04]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
21

Financial Statements
Statement of Operations
Six months ended 7/31/22 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$46,647,583
Dividends	421,676
Dividends from affiliated issuers	226,812
Other	82,719
Total investment income	$47,378,790
Expenses
Management fee	$4,135,034
Distribution and service fees	904,296
Shareholder servicing costs	631,778
Program manager fees	778
Administrative services fee	148,319
Independent Trustees' compensation	15,351
Custodian fee	57,669
Shareholder communications	61,013
Audit and tax fees	44,988
Legal fees	4,669
Miscellaneous	116,331
Total expenses	$6,120,226
Fees paid indirectly	(348)
Reduction of expenses by investment adviser and distributor	(130,293)
Net expenses	$5,989,585
Net investment income (loss)	$41,389,205
22

Statement of Operations (unaudited) – continued
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(16,989,339)
Affiliated issuers	(4,137)
Futures contracts	301,768
Forward foreign currency exchange contracts	211,609
Foreign currency	(5,220)
Net realized gain (loss)	$(16,485,319)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(141,821,856)
Affiliated issuers	2,030
Futures contracts	81,485
Forward foreign currency exchange contracts	(39,101)
Translation of assets and liabilities in foreign currencies	(459)
Net unrealized gain (loss)	$(141,777,901)
Net realized and unrealized gain (loss)	$(158,263,220)
Change in net assets from operations	$(116,874,015)
See Notes to Financial Statements
23

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	7/31/22 (unaudited)	1/31/22
Change in net assets
From operations
Net investment income (loss)	$41,389,205	$82,567,331
Net realized gain (loss)	(16,485,319)	35,785,769
Net unrealized gain (loss)	(141,777,901)	(104,071,044)
Change in net assets from operations	$(116,874,015)	$14,282,056
Total distributions to shareholders	$(44,085,322)	$(91,361,732)
Change in net assets from fund share transactions	$(36,896,507)	$40,915,210
Total change in net assets	$(197,855,844)	$(36,164,466)
Net assets
At beginning of period	1,969,020,528	2,005,184,994
At end of period	$1,771,164,684	$1,969,020,528
See Notes to Financial Statements
24

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	7/31/22 (unaudited)	1/31/22	1/31/21	1/31/20	1/31/19	1/31/18
Net asset value, beginning of period	$3.31	$3.44	$3.44	$3.30	$3.44	$3.42
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.13	$0.14	$0.15	$0.15	$0.16
Net realized and unrealized gain (loss)	(0.27)	(0.11)	0.01	0.15	(0.13)	0.02
Total from investment operations	$(0.20)	$0.02	$0.15	$0.30	$0.02	$0.18
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.15)	$(0.15)	$(0.16)	$(0.16)	$(0.16)
Net asset value, end of period (x)	$3.04	$3.31	$3.44	$3.44	$3.30	$3.44
Total return (%) (r)(s)(t)(x)	(6.02)(n)	0.48	4.71	9.24	0.68	5.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.89(a)	0.90	0.93	0.94	0.94	0.96
Expenses after expense reductions (f)	0.87(a)	0.89	0.91	0.92	0.92	0.94
Net investment income (loss)	4.35(a)	3.88	4.34	4.46	4.67	4.52
Portfolio turnover	16(n)	64	50	58	44	54
Net assets at end of period (000 omitted)	$630,775	$679,622	$612,075	$552,035	$489,120	$477,817
See Notes to Financial Statements
25

Financial Highlights – continued
Class B	Six months ended	Year ended
	7/31/22 (unaudited)	1/31/22	1/31/21	1/31/20	1/31/19	1/31/18
Net asset value, beginning of period	$3.31	$3.44	$3.45	$3.30	$3.44	$3.43
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.11	$0.12	$0.13	$0.13	$0.13
Net realized and unrealized gain (loss)	(0.27)	(0.12)	0.00(w)	0.15	(0.13)	0.02
Total from investment operations	$(0.21)	$(0.01)	$0.12	$0.28	$0.00(w)	$0.15
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.12)	$(0.13)	$(0.13)	$(0.14)	$(0.14)
Net asset value, end of period (x)	$3.04	$3.31	$3.44	$3.45	$3.30	$3.44
Total return (%) (r)(s)(t)(x)	(6.38)(n)	(0.28)	3.62	8.74	(0.07)	4.39
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.64(a)	1.65	1.68	1.69	1.69	1.71
Expenses after expense reductions (f)	1.62(a)	1.64	1.67	1.68	1.68	1.70
Net investment income (loss)	3.59(a)	3.15	3.63	3.72	3.91	3.77
Portfolio turnover	16(n)	64	50	58	44	54
Net assets at end of period (000 omitted)	$3,711	$4,729	$6,914	$10,650	$13,361	$18,329

Class C	Six months ended	Year ended
	7/31/22 (unaudited)	1/31/22	1/31/21	1/31/20	1/31/19	1/31/18
Net asset value, beginning of period	$3.32	$3.45	$3.45	$3.31	$3.44	$3.43
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.11	$0.12	$0.13	$0.13	$0.13
Net realized and unrealized gain (loss)	(0.27)	(0.12)	0.01	0.14	(0.12)	0.02
Total from investment operations	$(0.21)	$(0.01)	$0.13	$0.27	$0.01	$0.15
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.12)	$(0.13)	$(0.13)	$(0.14)	$(0.14)
Net asset value, end of period (x)	$3.05	$3.32	$3.45	$3.45	$3.31	$3.44
Total return (%) (r)(s)(t)(x)	(6.35)(n)	(0.27)	3.93	8.42	0.23	4.39
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.64(a)	1.65	1.68	1.69	1.69	1.70
Expenses after expense reductions (f)	1.62(a)	1.64	1.67	1.68	1.68	1.70
Net investment income (loss)	3.59(a)	3.15	3.61	3.72	3.91	3.77
Portfolio turnover	16(n)	64	50	58	44	54
Net assets at end of period (000 omitted)	$12,853	$16,636	$21,918	$27,415	$31,793	$57,509
See Notes to Financial Statements
26

Financial Highlights – continued
Class I	Six months ended	Year ended
	7/31/22 (unaudited)	1/31/22	1/31/21	1/31/20	1/31/19	1/31/18
Net asset value, beginning of period	$3.30	$3.43	$3.43	$3.29	$3.43	$3.42
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.14	$0.15	$0.16	$0.16	$0.16
Net realized and unrealized gain (loss)	(0.27)	(0.11)	0.01	0.15	(0.13)	0.02
Total from investment operations	$(0.20)	$0.03	$0.16	$0.31	$0.03	$0.18
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.16)	$(0.16)	$(0.17)	$(0.17)	$(0.17)
Net asset value, end of period (x)	$3.03	$3.30	$3.43	$3.43	$3.29	$3.43
Total return (%) (r)(s)(t)(x)	(5.93)(n)	0.71	4.97	9.52	0.92	5.43
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.64(a)	0.65	0.68	0.69	0.69	0.70
Expenses after expense reductions (f)	0.62(a)	0.64	0.66	0.68	0.68	0.69
Net investment income (loss)	4.58(a)	4.13	4.55	4.67	4.90	4.77
Portfolio turnover	16(n)	64	50	58	44	54
Net assets at end of period (000 omitted)	$172,307	$208,682	$216,905	$147,591	$89,637	$111,450

Class R1	Six months ended	Year ended
	7/31/22 (unaudited)	1/31/22	1/31/21	1/31/20	1/31/19	1/31/18
Net asset value, beginning of period	$3.31	$3.44	$3.44	$3.30	$3.44	$3.43
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.11	$0.12	$0.13	$0.13	$0.13
Net realized and unrealized gain (loss)	(0.27)	(0.12)	0.01	0.14	(0.13)	0.02
Total from investment operations	$(0.21)	$(0.01)	$0.13	$0.27	$0.00(w)	$0.15
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.12)	$(0.13)	$(0.13)	$(0.14)	$(0.14)
Net asset value, end of period (x)	$3.04	$3.31	$3.44	$3.44	$3.30	$3.44
Total return (%) (r)(s)(t)(x)	(6.38)(n)	(0.28)	3.92	8.43	(0.07)	4.39
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.64(a)	1.65	1.68	1.69	1.69	1.70
Expenses after expense reductions (f)	1.62(a)	1.64	1.67	1.68	1.68	1.70
Net investment income (loss)	3.60(a)	3.14	3.60	3.71	3.92	3.76
Portfolio turnover	16(n)	64	50	58	44	54
Net assets at end of period (000 omitted)	$667	$946	$957	$963	$867	$1,029
See Notes to Financial Statements
27

Financial Highlights – continued
Class R2	Six months ended	Year ended
	7/31/22 (unaudited)	1/31/22	1/31/21	1/31/20	1/31/19	1/31/18
Net asset value, beginning of period	$3.29	$3.43	$3.44	$3.30	$3.43	$3.42
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.13	$0.14	$0.14	$0.15	$0.15
Net realized and unrealized gain (loss)	(0.26)	(0.13)	(0.01)	0.15	(0.13)	0.02
Total from investment operations	$(0.20)	$0.00	$0.13	$0.29	$0.02	$0.17
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.14)	$(0.14)	$(0.15)	$(0.15)	$(0.16)
Net asset value, end of period (x)	$3.02	$3.29	$3.43	$3.44	$3.30	$3.43
Total return (%) (r)(s)(t)(x)	(6.19)(n)	(0.09)	4.14	8.96	0.72	4.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.14(a)	1.16	1.18	1.19	1.19	1.21
Expenses after expense reductions (f)	1.12(a)	1.15	1.17	1.18	1.18	1.20
Net investment income (loss)	4.09(a)	3.67	4.10	4.21	4.42	4.27
Portfolio turnover	16(n)	64	50	58	44	54
Net assets at end of period (000 omitted)	$1,833	$2,029	$13,943	$15,270	$14,618	$15,702

Class R3	Six months ended	Year ended
	7/31/22 (unaudited)	1/31/22	1/31/21	1/31/20	1/31/19	1/31/18
Net asset value, beginning of period	$3.30	$3.43	$3.44	$3.30	$3.43	$3.42
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.13	$0.14	$0.15	$0.15	$0.16
Net realized and unrealized gain (loss)	(0.27)	(0.11)	0.00(w)	0.15	(0.12)	0.01
Total from investment operations	$(0.20)	$0.02	$0.14	$0.30	$0.03	$0.17
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.15)	$(0.15)	$(0.16)	$(0.16)	$(0.16)
Net asset value, end of period (x)	$3.03	$3.30	$3.43	$3.44	$3.30	$3.43
Total return (%) (r)(s)(t)(x)	(6.05)(n)	0.46	4.40	9.23	0.98	5.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.89(a)	0.90	0.93	0.94	0.94	0.96
Expenses after expense reductions (f)	0.87(a)	0.89	0.92	0.93	0.93	0.95
Net investment income (loss)	4.32(a)	3.90	4.31	4.47	4.66	4.54
Portfolio turnover	16(n)	64	50	58	44	54
Net assets at end of period (000 omitted)	$1,446	$2,574	$2,929	$2,255	$2,193	$3,111
See Notes to Financial Statements
28

Financial Highlights – continued
Class R4	Six months ended	Year ended
	7/31/22 (unaudited)	1/31/22	1/31/21	1/31/20	1/31/19	1/31/18
Net asset value, beginning of period	$3.31	$3.44	$3.44	$3.30	$3.43	$3.42
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.14	$0.15	$0.16	$0.16	$0.16
Net realized and unrealized gain (loss)	(0.26)	(0.11)	0.01	0.15	(0.12)	0.02
Total from investment operations	$(0.19)	$0.03	$0.16	$0.31	$0.04	$0.18
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.16)	$(0.16)	$(0.17)	$(0.17)	$(0.17)
Net asset value, end of period (x)	$3.04	$3.31	$3.44	$3.44	$3.30	$3.43
Total return (%) (r)(s)(t)(x)	(5.90)(n)	0.72	4.97	9.51	1.23	5.43
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.64(a)	0.65	0.68	0.69	0.69	0.71
Expenses after expense reductions (f)	0.62(a)	0.64	0.67	0.68	0.68	0.70
Net investment income (loss)	4.60(a)	4.15	4.63	4.68	4.91	4.78
Portfolio turnover	16(n)	64	50	58	44	54
Net assets at end of period (000 omitted)	$356	$371	$555	$796	$447	$312

Class R6	Six months ended	Year ended
	7/31/22 (unaudited)	1/31/22	1/31/21	1/31/20	1/31/19	1/31/18
Net asset value, beginning of period	$3.31	$3.44	$3.44	$3.30	$3.43	$3.42
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.15	$0.16	$0.16	$0.17	$0.17
Net realized and unrealized gain (loss)	(0.26)	(0.12)	0.00(w)	0.15	(0.13)	0.02
Total from investment operations	$(0.19)	$0.03	$0.16	$0.31	$0.04	$0.19
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.16)	$(0.16)	$(0.17)	$(0.17)	$(0.18)
Net asset value, end of period (x)	$3.04	$3.31	$3.44	$3.44	$3.30	$3.43
Total return (%) (r)(s)(t)(x)	(5.85)(n)	0.84	5.08	9.63	1.33	5.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.52(a)	0.54	0.57	0.58	0.58	0.60
Expenses after expense reductions (f)	0.51(a)	0.53	0.56	0.57	0.57	0.59
Net investment income (loss)	4.71(a)	4.25	4.69	4.82	5.02	4.87
Portfolio turnover	16(n)	64	50	58	44	54
Net assets at end of period (000 omitted)	$947,217	$1,048,137	$1,123,867	$942,482	$829,451	$886,418

See Notes to Financial Statements
29

Financial Highlights – continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
30

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS High Income Fund (the fund) is a diversified series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In June 2022, the FASB issued Accounting Standards Update 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”), which affects all entities that have investments in equity securities measured at fair value that are subject to contractual sale restrictions. ASU 2022-03 clarifies that a contractual restriction on the sale of an equity security is a characteristic of the reporting entity holding the equity security rather than a characteristic of the asset and, therefore, is not considered in measuring the fair value of the equity security. The fund decided to early adopt ASU 2022-03 effective as of June 30, 2022 as the guidance in ASU 2022-03 was consistent with the fund’s existing practices for fair value measurement.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is
31

Notes to Financial Statements (unaudited) - continued
subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service.
Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and
32

Notes to Financial Statements (unaudited) - continued
investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$17,467,646	$—	$1,336,627	$18,804,273
Luxembourg	—	1,494,131	—	1,494,131
Mexico	—	—	289,842	289,842
United Kingdom	—	—	4,273	4,273
U.S. Corporate Bonds	—	1,425,808,878	—	1,425,808,878
Asset-Backed Securities (including CDOs)	—	333	—	333
Foreign Bonds	—	220,705,226	—	220,705,226
Mutual Funds	79,451,240	—	—	79,451,240
Total	$96,918,886	$1,648,008,568	$1,630,742	$1,746,558,196
Other Financial Instruments
Futures Contracts – Assets	$274,607	$—	$—	$274,607
Futures Contracts – Liabilities	(209,946)	—	—	(209,946)
Forward Foreign Currency Exchange Contracts – Assets	—	10,676	—	10,676
Forward Foreign Currency Exchange Contracts – Liabilities	—	(22,899)	—	(22,899)
For further information regarding security characteristics, see the Portfolio of Investments.
33

Notes to Financial Statements (unaudited) - continued
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 1/31/22	$1,231,177
Change in unrealized appreciation or depreciation	399,565
Balance as of 7/31/22	$1,630,742
The net change in unrealized appreciation or depreciation from investments held as level 3 at July 31, 2022 is $399,565. At July 31, 2022, the fund held three level 3 securities.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts and forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party.
34

Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at July 31, 2022 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$274,607	$(209,946)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	10,676	(22,899)
Total		$285,283	$(232,845)
(a) Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended July 31, 2022 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$301,768	$—
Foreign Exchange	—	211,609
Total	$301,768	$211,609
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended July 31, 2022 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$81,485	$—
Foreign Exchange	—	(39,101)
Total	$81,485	$(39,101)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments
35

Notes to Financial Statements (unaudited) - continued
across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to
36

Notes to Financial Statements (unaudited) - continued
unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended July 31, 2022, is shown as a reduction of total expenses in the Statement of Operations.
37

Notes to Financial Statements (unaudited) - continued
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization and accretion of debt securities.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 1/31/22
Ordinary income (including any short-term capital gains)	$91,361,732
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 7/31/22
Cost of investments	$1,940,132,830
Gross appreciation	2,109,026
Gross depreciation	(195,683,660)
Net unrealized appreciation (depreciation)	$(193,574,634)
As of 1/31/22
Undistributed ordinary income	7,115,644
Capital loss carryforwards	(77,851,860)
Other temporary differences	(7,486,047)
Net unrealized appreciation (depreciation)	(50,715,840)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
38

Notes to Financial Statements (unaudited) - continued
As of January 31, 2022, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(2,143,821)
Long-Term	(75,708,039)
Total	$(77,851,860)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. Effective March 21, 2022, all Class 529B and Class 529C shares were converted into Class 529A shares. Effective May 20, 2022, all Class 529A shares were redeemed. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 7/31/22	Year ended 1/31/22
Class A	$14,785,305	$28,548,357
Class B	80,263	207,604
Class C	275,267	700,011
Class I	4,417,105	10,144,994
Class R1	13,356	33,226
Class R2	40,503	389,066
Class R3	50,842	113,734
Class R4	8,584	22,341
Class R6	24,343,697	50,979,300
Class 529A	68,059	202,875
Class 529B	340	2,877
Class 529C	2,001	17,347
Total	$44,085,322	$91,361,732
(3) Transactions with Affiliates
Note regarding references to Class 529A, Class 529B, and Class 529C shares in this “Note (3) Transactions with Affiliates”: Effective March 21, 2022, all Class 529B and Class 529C shares were converted into Class 529A shares. Effective May 20, 2022, all Class 529A shares were redeemed. Accordingly, information with respect to Class 529B and Class 529C shares is for the period ending March 21, 2022, and information with respect to Class 529A shares is for the period ending May 20, 2022.
39

Notes to Financial Statements (unaudited) - continued
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1.4 billion	0.46%
In excess of $1.4 billion and up to $3 billion	0.44%
In excess of $3 billion	0.42%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. Effective March 1, 2022, MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until May 31, 2023. For the six months ended July 31, 2022, this management fee reduction amounted to $128,307, which is included in the reduction of total expenses in the Statement of Operations.
The management fee incurred for the six months ended July 31, 2022 was equivalent to an annual effective rate of 0.44% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $11,071 and $107 for the six months ended July 31, 2022, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
40

Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 797,101
Class B	0.75%	0.25%	1.00%	1.00%	20,775
Class C	0.75%	0.25%	1.00%	1.00%	71,203
Class R1	0.75%	0.25%	1.00%	1.00%	3,449
Class R2	0.25%	0.25%	0.50%	0.50%	4,647
Class R3	—	0.25%	0.25%	0.25%	2,765
Class 529A	—	0.25%	0.25%	0.23%	3,734
Class 529B	0.75%	0.25%	1.00%	1.00%	91
Class 529C	0.75%	0.25%	1.00%	0.99%	531
Total Distribution and Service Fees					$904,296
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended July 31, 2022 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended July 31, 2022, this rebate amounted to $1,655, $328, and $3, for Class A, Class 529A, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended July 31, 2022, were as follows:
Amount
Class A	$18,788
Class B	1,101
Class C	205
Class 529B	—
Class 529C	—
The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. As described above, all Class 529A, Class 529B, and Class 529C shares were redeemed on or before May 20, 2022. Accordingly, the foregoing agreement between the fund and
41

Notes to Financial Statements (unaudited) - continued
MFD was terminated effective May 20, 2022. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended July 31, 2022, were as follows:
Fee
Class 529A	$747
Class 529B	4
Class 529C	27
Total Program Manager Fees	$778
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended July 31, 2022, the fee was $99,612, which equated to 0.0110% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended July 31, 2022, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $532,166.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended July 31, 2022 was equivalent to an annual effective rate of 0.0163% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $724 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended July 31, 2022. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $1,982 at July 31, 2022, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.
42

Notes to Financial Statements (unaudited) - continued
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended July 31, 2022, the fund engaged in purchase transactions pursuant to this policy, which amounted to $867,548.
(4) Portfolio Securities
For the six months ended July 31, 2022, purchases and sales of investments, other than short-term obligations, aggregated $273,625,383 and $305,030,398, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 7/31/22		Year ended 1/31/22
	Shares	Amount	Shares	Amount
Shares sold
Class A	18,211,079	$56,772,454	45,185,518	$154,955,988
Class B	40,368	124,347	36,268	123,975
Class C	164,725	516,065	836,879	2,885,635
Class I	20,362,887	62,941,948	23,312,134	79,800,708
Class R1	17,189	52,408	49,118	168,248
Class R2	174,272	556,930	702,264	2,410,270
Class R3	208,017	668,978	92,416	315,693
Class R4	6,155	19,270	48,503	166,368
Class R6	10,541,994	33,041,091	37,555,560	128,768,874
Class 529A	194,427	621,092	346,062	1,186,679
Class 529B	—	—	5,453	18,829
Class 529C	4,009	13,074	25,821	88,552
	49,925,122	$155,327,657	108,195,996	$370,889,819
43

Notes to Financial Statements (unaudited) - continued
	Six months ended 7/31/22		Year ended 1/31/22
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	4,646,916	$14,384,502	8,093,030	$27,669,970
Class B	24,627	76,360	57,744	197,920
Class C	85,440	265,597	194,891	668,754
Class I	1,155,252	3,568,465	2,462,678	8,401,089
Class R1	4,304	13,340	9,675	33,122
Class R2	13,155	40,483	112,453	386,037
Class R3	16,410	50,840	33,235	113,486
Class R4	2,773	8,583	6,518	22,341
Class R6	7,835,919	24,237,887	14,826,438	50,682,925
Class 529A	17,073	54,383	58,768	200,643
Class 529B	61	251	820	2,808
Class 529C	379	1,239	5,016	17,177
	13,802,309	$42,701,930	25,861,266	$88,396,272
Shares reacquired
Class A	(20,871,998)	$(64,264,943)	(25,818,531)	$(88,456,841)
Class B	(274,116)	(839,121)	(674,723)	(2,313,771)
Class C	(1,050,937)	(3,265,253)	(2,373,571)	(8,157,319)
Class I	(27,940,049)	(86,349,888)	(25,770,254)	(87,960,422)
Class R1	(87,899)	(283,070)	(51,357)	(175,939)
Class R2	(198,409)	(633,407)	(4,257,607)	(14,705,690)
Class R3	(527,491)	(1,600,422)	(199,219)	(683,231)
Class R4	(4,132)	(13,114)	(104,348)	(357,514)
Class R6	(23,725,561)	(72,197,485)	(62,376,654)	(214,427,243)
Class 529A	(1,665,310)	(4,989,975)	(258,497)	(884,688)
Class 529B	(20,862)	(66,973)	(15,370)	(52,866)
Class 529C	(131,973)	(422,443)	(57,085)	(195,357)
	(76,498,737)	$(234,926,094)	(121,957,216)	$(418,370,881)
44

Notes to Financial Statements (unaudited) - continued
	Six months ended 7/31/22		Year ended 1/31/22
	Shares	Amount	Shares	Amount
Net change
Class A	1,985,997	$6,892,013	27,460,017	$94,169,117
Class B	(209,121)	(638,414)	(580,711)	(1,991,876)
Class C	(800,772)	(2,483,591)	(1,341,801)	(4,602,930)
Class I	(6,421,910)	(19,839,475)	4,558	241,375
Class R1	(66,406)	(217,322)	7,436	25,431
Class R2	(10,982)	(35,994)	(3,442,890)	(11,909,383)
Class R3	(303,064)	(880,604)	(73,568)	(254,052)
Class R4	4,796	14,739	(49,327)	(168,805)
Class R6	(5,347,648)	(14,918,507)	(9,994,656)	(34,975,444)
Class 529A	(1,453,810)	(4,314,500)	146,333	502,634
Class 529B	(20,801)	(66,722)	(9,097)	(31,229)
Class 529C	(127,585)	(408,130)	(26,248)	(89,628)
	(12,771,306)	$(36,896,507)	12,100,046	$40,915,210
Effective June 1, 2019, purchases of the fund’s Class B and Class 529B shares were closed to new and existing investors subject to certain exceptions. Effective after the close of business on March 18, 2022, all sales of Class 529B and Class 529C shares were suspended, and Class 529B and Class 529C shares were converted into Class 529A shares of the fund effective March 21, 2022. Effective after the close of business on May 13, 2022, all sales and redemptions of Class 529A shares were suspended, and all Class 529A shares were redeemed on May 20, 2022.
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime 2030 Fund, and the MFS Lifetime 2035 Fund were the owners of record of approximately 15%, 14%, 9%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of
45

Notes to Financial Statements (unaudited) - continued
credit expires on March 16, 2023 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended July 31, 2022, the fund’s commitment fee and interest expense were $3,959 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$88,969,191	$225,136,141	$234,651,985	$(4,137)	$2,030	$79,451,240

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$226,812	$—
(8) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
46

Notes to Financial Statements (unaudited) - continued
(9) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
47

Board Review of Investment Advisory Agreement
MFS High Income Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2022 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2021 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about
48

Board Review of Investment Advisory Agreement - continued
MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2021, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 4th quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 5th quintile for the one-year period and the 4th quintile for the three-year period ended December 31, 2021 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
The Trustees expressed concern to MFS about the substandard performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS’ efforts to improve the Fund’s performance. In addition, the Trustees requested that they receive a separate update on the Fund’s performance at each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that, according to the data provided
49

Board Review of Investment Advisory Agreement - continued
by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Broadridge expense group median and the Fund’s total expense ratio was approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1.4 billion and $3 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
50

Board Review of Investment Advisory Agreement - continued
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2022.
51

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2022 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2021 to December 31, 2021 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
52

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
53

Save paper with eDelivery.
MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.
To sign up:
1. Go to mfs.com.
2. Log in via MFS® Access.
3. Select eDelivery.
If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.
CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
July 31, 2022
MFS®  High Yield Pooled Portfolio
HYP-SEM

MFS® High Yield Pooled Portfolio

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions, the continued spread of the coronavirus (particularly in Asia), and evolving geopolitical tensions in the wake of Russia’s invasion of Ukraine. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. U.S. Federal Reserve Chair Jerome Powell recently acknowledged that to stabilize prices, rates must move higher and tighter policy must be sustained for some time, likely hurting households and businesses. Richly valued, interest rate–sensitive growth equities have been hit particularly hard by higher interest rates, and volatility in credit markets has picked up too.
There are, however, encouraging signs for the markets. The latest wave of COVID-19 cases appears to be receding in Asia, and cases outside Asia, while numerous, appear to be causing fewer serious illnesses. Meanwhile, unemployment is low and there are signs that some global supply chain bottlenecks are beginning to ease, though lingering coronavirus restrictions in China and disruptions stemming from Russia’s invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
September 15, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure (i)
Top five industries (i)
Cable TV	8.2%
Medical & Health Technology & Services	6.5%
Gaming & Lodging	6.2%
Midstream	5.1%
Building	4.1%
Composition including fixed income credit quality (a)(i)
BBB	2.6%
BB	47.8%
B	36.0%
CCC	11.7%
Not Rated	(1.9)%
Non-Fixed Income	0.3%
Cash & Cash Equivalents	1.6%
Other	1.9%
Portfolio facts (i)
Average Duration (d)	4.1
Average Effective Maturity (m)	5.9 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
2

Portfolio Composition - continued
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of July 31, 2022.
The portfolio is actively managed and current holdings may be different.
3

Expense Table
Fund expenses borne by the shareholders during the period,
February 1, 2022 through July 31, 2022
As a shareholder of the fund, you incur ongoing costs, including fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2022 through July 31, 2022.
Actual Expenses
The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Annualized Expense Ratio	Beginning Account Value 2/01/22	Ending Account Value 7/31/22	Expenses Paid During Period (p) 2/01/22-7/31/22
Actual	0.02%	$1,000.00	$943.54	$0.10
Hypothetical (h)	0.02%	$1,000.00	$1,024.70	$0.10
(h)	5% fund return per year before expenses.
(p)	“Expenses Paid During Period” are equal to the fund’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
4

Portfolio of Investments
7/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 96.6%
Aerospace & Defense – 2.3%
Bombardier, Inc., 7.5%, 3/15/2025 (n)		$1,317,000	$1,284,075
Bombardier, Inc., 7.125%, 6/15/2026 (n)		1,402,000	1,301,617
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)		2,950,000	2,330,500
Moog, Inc., 4.25%, 12/15/2027 (n)		3,895,000	3,634,541
TransDigm, Inc., 6.25%, 3/15/2026 (n)		3,372,000	3,388,219
TransDigm, Inc., 6.375%, 6/15/2026		2,275,000	2,263,625
TransDigm, Inc., 5.5%, 11/15/2027		2,015,000	1,902,140
TransDigm, Inc., 4.625%, 1/15/2029		2,196,000	1,976,400
			$18,081,117
Automotive – 2.7%
Clarios Global LP/Clarios U.S. Finance Cois, 8.5%, 5/15/2027 (n)		$3,935,000	$3,971,517
Dana, Inc., 5.375%, 11/15/2027		1,571,000	1,476,740
Dana, Inc., 4.25%, 9/01/2030		1,495,000	1,244,426
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)		2,115,000	1,581,597
Ford Motor Co., 5.113%, 5/03/2029		2,255,000	2,192,288
Ford Motor Co., 4.75%, 1/15/2043		2,380,000	1,960,525
Ford Motor Credit Co. LLC, 4.134%, 8/04/2025		2,735,000	2,697,394
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)		3,170,000	3,168,114
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)		2,025,000	1,640,250
Wabash National Corp., 4.5%, 10/15/2028 (n)		620,000	510,353
Wheel Pros, Inc., 6.5%, 5/15/2029 (n)		1,805,000	1,309,167
			$21,752,371
Broadcasting – 2.8%
Advantage Sales & Marketing, Inc., 6.5%, 11/15/2028 (n)		$2,544,000	$2,315,040
Gray Escrow II, Inc., 5.375%, 11/15/2031 (n)		3,740,000	3,300,550
iHeartCommunications, Inc., 8.375%, 5/01/2027		1,170,000	1,056,276
Netflix, Inc., 5.875%, 11/15/2028		2,515,000	2,609,061
Scripps Escrow II, Inc., 5.875%, 7/15/2027 (n)		2,740,000	2,624,893
Summer (BC) Bidco B LLC, 5.5%, 10/31/2026 (n)		2,545,000	2,204,137
Summer (BC) Holdco S.à r.l., “A”, 9.25%, 10/31/2027	EUR	833,474	740,992
Univision Communications, Inc., 4.5%, 5/01/2029 (n)		$3,036,000	2,742,920
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)		5,459,000	4,977,516
			$22,571,385
Brokerage & Asset Managers – 1.9%
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)		$2,125,000	$1,876,185
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)		4,195,000	4,065,750
LPL Holdings, Inc., 4%, 3/15/2029 (n)		3,146,000	2,925,780
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – continued
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	$1,955,000	$1,775,860
NFP Corp., 4.875%, 8/15/2028 (n)	2,395,000	2,180,238
NFP Corp., 6.875%, 8/15/2028 (n)	2,492,000	2,186,979
		$15,010,792
Building – 4.0%
ABC Supply Co., Inc., 4%, 1/15/2028 (n)	$5,345,000	$5,002,225
Advanced Drainage Systems, Inc., 6.375%, 6/15/2030 (n)	1,640,000	1,652,571
Foundation Building Materials LLC, 6%, 3/01/2029 (n)	1,425,000	1,094,457
GYP Holding III Corp., 4.625%, 5/01/2029 (n)	3,870,000	3,134,700
Interface, Inc., 5.5%, 12/01/2028 (n)	3,565,000	3,137,200
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)	1,855,000	1,569,814
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)	2,352,000	1,969,301
Park River Holdings, Inc., 5.625%, 2/01/2029 (n)	1,490,000	962,832
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)	3,205,000	2,969,224
SRM Escrow Issuer LLC, 6%, 11/01/2028 (n)	1,975,000	1,832,583
SRS Distribution, Inc., 6.125%, 7/01/2029 (n)	2,540,000	2,284,476
Standard Industries, Inc., 4.75%, 1/15/2028 (n)	1,525,000	1,448,750
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	3,653,000	3,190,823
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	680,000	552,942
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)	2,035,000	1,719,534
		$32,521,432
Business Services – 1.9%
Entegris Escrow Corp., 5.95%, 6/15/2030 (n)	$1,220,000	$1,210,850
HealthEquity, Inc., 4.5%, 10/01/2029 (n)	3,445,000	3,208,466
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)	1,880,000	1,795,400
Iron Mountain, Inc., REIT, 4.875%, 9/15/2027 (n)	2,205,000	2,105,477
Nielsen Finance LLC, 4.5%, 7/15/2029 (n)	1,890,000	1,777,112
Switch Ltd., 3.75%, 9/15/2028 (n)	2,614,000	2,614,837
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)	2,405,000	2,415,714
		$15,127,856
Cable TV – 8.0%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027 (n)	$1,895,000	$1,856,058
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)	7,842,000	7,136,220
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	3,395,000	3,017,883
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/01/2031 (n)	5,165,000	4,480,638
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)	2,440,000	2,015,525
CSC Holdings LLC, 5.375%, 2/01/2028 (n)	1,500,000	1,425,000
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Cable TV – continued
CSC Holdings LLC, 5.75%, 1/15/2030 (n)	$4,590,000	$3,706,563
CSC Holdings LLC, 4.125%, 12/01/2030 (n)	2,425,000	2,062,317
DISH DBS Corp., 7.75%, 7/01/2026	1,380,000	1,144,710
DISH DBS Corp., 5.25%, 12/01/2026 (n)	2,415,000	2,088,975
DISH DBS Corp., 5.125%, 6/01/2029	2,015,000	1,314,677
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)	2,719,000	2,639,557
LCPR Senior Secured Financing DAC, 5.125%, 7/15/2029 (n)	930,000	815,952
Sirius XM Holdings, Inc., 3.875%, 9/01/2031 (n)	3,845,000	3,345,150
Sirius XM Radio, Inc., 4%, 7/15/2028 (n)	2,337,000	2,171,073
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)	5,760,000	5,659,200
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)	5,200,000	4,689,100
Videotron Ltd., 5.125%, 4/15/2027 (n)	2,838,000	2,752,860
Virgin Media Finance PLC, 5%, 7/15/2030 (n)	3,840,000	3,253,075
Virgin Media Vendor Financing Notes IV DAC, 5%, 7/15/2028 (n)	5,010,000	4,576,234
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)	4,500,000	3,814,526
		$63,965,293
Chemicals – 2.5%
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)	$2,474,000	$2,363,168
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)	4,305,000	3,753,395
Consolidated Energy Finance S.A., 5.625%, 10/15/2028 (n)	2,254,000	1,836,446
Element Solutions, Inc., 3.875%, 9/01/2028 (n)	2,824,000	2,607,202
Herens Holdco S.à r.l., 4.75%, 5/15/2028 (n)	2,270,000	1,902,674
Ingevity Corp., 3.875%, 11/01/2028 (n)	3,287,000	2,916,588
LSF11 A5 HoldCo LLC, 6.625%, 10/15/2029 (n)	1,895,000	1,624,792
S.P.C.M. S.A., 3.125%, 3/15/2027 (n)	945,000	805,613
S.P.C.M. S.A., 3.375%, 3/15/2030 (n)	3,325,000	2,675,727
		$20,485,605
Computer Software – 1.3%
Camelot Finance S.A., 4.5%, 11/01/2026 (n)	$1,765,000	$1,688,417
Clarivate Science Holdings Corp., 3.875%, 7/01/2028 (n)	745,000	677,950
Clarivate Science Holdings Corp., 4.875%, 7/01/2029 (n)	3,345,000	2,960,325
Dun & Bradstreet Corp., 5%, 12/15/2029 (n)	2,605,000	2,428,173
PTC, Inc., 3.625%, 2/15/2025 (n)	2,230,000	2,174,138
PTC, Inc., 4%, 2/15/2028 (n)	730,000	692,391
		$10,621,394
Computer Software - Systems – 1.8%
Fair Isaac Corp., 5.25%, 5/15/2026 (n)	$5,136,000	$5,240,055
Fair Isaac Corp., 4%, 6/15/2028 (n)	1,066,000	994,255
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	4,145,000	4,082,908
Viavi Solutions, Inc., 3.75%, 10/01/2029 (n)	3,535,000	3,114,292
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Computer Software - Systems – continued
Virtusa Corp., 7.125%, 12/15/2028 (n)	$1,755,000	$1,402,333
		$14,833,843
Conglomerates – 2.7%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	$1,943,000	$1,840,992
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)	5,019,000	4,713,343
Gates Global LLC, 6.25%, 1/15/2026 (n)	2,840,000	2,776,554
Griffon Corp., 5.75%, 3/01/2028	3,331,000	3,186,934
Madison IAQ LLC, 5.875%, 6/30/2029 (n)	2,969,000	2,317,780
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)	1,805,000	1,773,846
TriMas Corp., 4.125%, 4/15/2029 (n)	5,696,000	5,040,960
		$21,650,409
Construction – 1.5%
Empire Communities Corp., 7%, 12/15/2025 (n)	$2,300,000	$2,006,750
Mattamy Group Corp., 5.25%, 12/15/2027 (n)	1,110,000	974,648
Mattamy Group Corp., 4.625%, 3/01/2030 (n)	2,520,000	2,027,995
Meritage Homes Corp., 3.875%, 4/15/2029 (n)	2,275,000	2,004,304
Taylor Morrison Communities, Inc., 5.75%, 1/15/2028 (n)	2,650,000	2,562,153
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)	2,861,000	2,353,496
		$11,929,346
Consumer Products – 1.2%
CD&R Smokey Buyer, Inc., 6.75%, 7/15/2025 (n)	$400,000	$375,360
Mattel, Inc., 3.375%, 4/01/2026 (n)	2,670,000	2,532,028
Mattel, Inc., 5.875%, 12/15/2027 (n)	1,035,000	1,058,288
Mattel, Inc., 5.45%, 11/01/2041	975,000	889,001
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)	2,200,000	2,123,000
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)	1,185,000	1,019,100
SWF Escrow Issuer Corp., 6.5%, 10/01/2029 (n)	2,070,000	1,469,700
		$9,466,477
Consumer Services – 4.0%
Allied Universal Holdco LLC, 6.625%, 7/15/2026 (n)	$925,000	$896,297
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)	2,495,000	2,284,322
Allied Universal Holdco LLC, 6%, 6/01/2029 (n)	1,480,000	1,137,750
ANGI Group LLC, 3.875%, 8/15/2028 (n)	3,564,000	2,904,656
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)	2,710,000	2,222,200
GoDaddy, Inc., 3.5%, 3/01/2029 (n)	5,411,000	4,817,007
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)	1,877,000	1,767,447
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)	245,000	209,289
Match Group, Inc., 5%, 12/15/2027 (n)	2,465,000	2,392,665
Match Group, Inc., 4.625%, 6/01/2028 (n)	3,615,000	3,423,326
Match Group, Inc., 4.125%, 8/01/2030 (n)	1,030,000	921,356
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Services – continued
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)	$1,995,000	$1,629,197
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)	1,760,000	1,403,776
TriNet Group, Inc., 3.5%, 3/01/2029 (n)	4,343,000	3,805,554
WASH Multi-Family Acquisition, Inc., 5.75%, 4/15/2026 (n)	2,165,000	2,159,739
		$31,974,581
Containers – 2.9%
ARD Finance S.A., 6.5%, (6.5% cash or 7.25% PIK) 6/30/2027 (n)(p)	$1,777,076	$1,344,856
Ardagh Metal Packaging Finance USA LLC, 3.25%, 9/01/2028 (n)	1,750,000	1,624,542
Ardagh Metal Packaging Finance USA LLC, 4%, 9/01/2029 (n)	2,951,000	2,537,860
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 5.25%, 8/15/2027 (n)	3,700,000	2,814,436
Ball Corp., 3.125%, 9/15/2031	1,725,000	1,511,531
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)	4,505,000	3,710,793
Crown Americas LLC, 5.25%, 4/01/2030 (n)	2,460,000	2,453,850
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	4,080,000	3,974,002
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	1,280,000	1,270,246
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)	2,295,000	2,191,417
		$23,433,533
Electrical Equipment – 0.4%
CommScope Technologies LLC, 5%, 3/15/2027 (n)	$3,715,000	$3,054,417
Electronics – 1.8%
Diebold Nixdorf, Inc., 9.375%, 7/15/2025 (n)	$1,316,000	$1,023,190
Entegris, Inc., 4.375%, 4/15/2028 (n)	1,175,000	1,107,931
Entegris, Inc., 3.625%, 5/01/2029 (n)	1,782,000	1,581,132
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	2,130,000	2,148,739
Sensata Technologies B.V., 5%, 10/01/2025 (n)	4,320,000	4,342,421
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	1,510,000	1,401,547
Synaptics, Inc., 4%, 6/15/2029 (n)	2,990,000	2,609,373
		$14,214,333
Energy - Independent – 3.3%
Antero Resources Corp., 7.625%, 2/01/2029 (n)	$2,125,000	$2,239,219
CNX Resources Corp., 6%, 1/15/2029 (n)	2,482,000	2,413,745
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)	3,215,000	3,182,850
Encino Acquisition Partners Holdings LLC, 8.5%, 5/01/2028 (n)	1,830,000	1,788,459
Moss Creek Resources Holdings, Inc., 7.5%, 1/15/2026 (n)	1,475,000	1,341,985
Occidental Petroleum Corp., 5.875%, 9/01/2025	2,350,000	2,394,062
Occidental Petroleum Corp., 6.625%, 9/01/2030	4,328,000	4,801,462
9

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Independent – continued
Occidental Petroleum Corp., 6.6%, 3/15/2046	$1,865,000	$2,060,825
SM Energy Co., 5.625%, 6/01/2025	1,200,000	1,180,500
SM Energy Co., 6.5%, 7/15/2028	1,560,000	1,537,208
Southwestern Energy Co., 5.7%, 1/23/2025	186,400	188,662
Southwestern Energy Co., 8.375%, 9/15/2028	1,265,000	1,359,875
Southwestern Energy Co., 5.375%, 3/15/2030	1,870,000	1,839,958
		$26,328,810
Entertainment – 2.5%
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)	$6,195,000	$5,329,280
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)	2,295,000	1,839,569
Carnival Corp. PLC, 6%, 5/01/2029 (n)	770,000	592,777
Life Time, Inc., 5.75%, 1/15/2026 (n)	2,475,000	2,326,549
Life Time, Inc., 8%, 4/15/2026 (n)	705,000	664,463
Motion Bondco DAC, 6.625%, 11/15/2027 (n)	2,235,000	1,789,246
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)	1,765,000	1,439,481
Royal Caribbean Cruises Ltd., 5.375%, 7/15/2027 (n)	1,240,000	961,000
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)	3,705,000	2,776,119
SeaWorld Parks & Entertainment, 5.25%, 8/15/2029 (n)	2,950,000	2,644,675
		$20,363,159
Financial Institutions – 2.6%
Avation Capital S.A., 8.25%, (8.25% cash or 9% PIK) 10/31/2026 (n)(p)	$1,750,749	$1,317,190
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)	2,735,000	2,624,914
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% cash or 7.25% PIK), 9/15/2024 (n)(p)	7,216,980	5,557,075
Howard Hughes Corp., 4.125%, 2/01/2029 (n)	3,451,000	2,968,502
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	3,195,000	2,959,017
OneMain Finance Corp., 6.875%, 3/15/2025	1,590,000	1,570,125
OneMain Finance Corp., 7.125%, 3/15/2026	1,065,000	1,030,893
Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029 (n)	3,275,000	2,800,125
		$20,827,841
Food & Beverages – 3.5%
Aramark Services, Inc., 6.375%, 5/01/2025 (n)	$4,005,000	$4,012,369
BellRing Brands, Inc., 7%, 3/15/2030 (n)	2,900,000	2,805,750
Lamb Weston Holdings, Inc., 4.125%, 1/31/2030 (n)	5,290,000	4,930,098
Performance Food Group Co., 5.5%, 10/15/2027 (n)	3,640,000	3,586,893
Post Holdings, Inc., 5.625%, 1/15/2028 (n)	2,748,000	2,706,780
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	3,995,000	3,582,556
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)	3,905,000	3,372,944
10

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)	$3,115,000	$2,907,650
		$27,905,040
Gaming & Lodging – 6.1%
Boyd Gaming Corp., 4.75%, 12/01/2027	$1,740,000	$1,671,949
Boyd Gaming Corp., 4.75%, 6/15/2031 (n)	1,250,000	1,150,288
Caesars Entertainment, Inc., 4.625%, 10/15/2029 (n)	1,910,000	1,619,298
Caesars Resort Collection LLC/CRC Finco, Inc., 8.125%, 7/01/2027 (n)	2,516,000	2,516,000
CCM Merger, Inc., 6.375%, 5/01/2026 (n)	1,880,000	1,770,847
Hilton Domestic Operating Co., Inc., 3.75%, 5/01/2029 (n)	4,117,000	3,736,177
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	3,387,000	2,921,287
International Game Technology PLC, 4.125%, 4/15/2026 (n)	4,170,000	3,979,619
International Game Technology PLC, 6.25%, 1/15/2027 (n)	830,000	844,525
Marriott Ownership Resorts, Inc., 4.5%, 6/15/2029 (n)	2,490,000	2,161,594
MGM China Holdings Ltd., 5.375%, 5/15/2024 (n)	1,035,000	923,725
MGM China Holdings Ltd., 5.875%, 5/15/2026 (n)	1,470,000	1,214,450
MGM China Holdings Ltd., 4.75%, 2/01/2027 (n)	1,043,000	824,684
Scientific Games Holdings LP/Scientific Games US Finco, Inc., 6.625%, 3/01/2030 (n)	2,152,000	1,931,420
VICI Properties LP / VICI Note Co., Inc., 4.625%, 6/15/2025 (n)	2,850,000	2,766,202
VICI Properties LP / VICI Note Co., Inc., 4.25%, 12/01/2026 (n)	3,020,000	2,838,366
VICI Properties LP / VICI Note Co., Inc., 5.75%, 2/01/2027 (n)	1,110,000	1,105,316
VICI Properties LP / VICI Note Co., Inc., 3.875%, 2/15/2029 (n)	1,701,000	1,552,996
VICI Properties LP / VICI Note Co., Inc., 4.125%, 8/15/2030 (n)	740,000	675,598
VICI Properties LP, REIT, 3.75%, 2/15/2027 (n)	2,580,000	2,362,613
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	3,358,000	3,085,014
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/2027 (n)	1,470,000	1,363,425
Wynn Macau Ltd., 4.875%, 10/01/2024 (n)	870,000	726,450
Wynn Macau Ltd., 5.5%, 1/15/2026 (n)	1,900,000	1,558,950
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)	2,654,000	2,070,120
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)	1,720,000	1,500,700
		$48,871,613
Industrial – 1.4%
Albion Financing 1 S.à r.l., 6.125%, 10/15/2026 (n)	$1,180,000	$1,038,142
Albion Financing 2 S.à r.l., 8.75%, 4/15/2027 (n)	1,530,000	1,369,350
APi Escrow Corp., 4.75%, 10/15/2029 (n)	3,750,000	3,159,375
Dycom Industries, Inc., 4.5%, 4/15/2029 (n)	1,980,000	1,816,274
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)	3,853,000	3,612,785
		$10,995,926
11

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Health – 0.3%
Centene Corp., 3%, 10/15/2030	$2,995,000	$2,673,157
Insurance - Property & Casualty – 1.4%
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (n)	$4,465,000	$4,237,910
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)	2,440,000	2,171,600
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)	755,000	742,216
Hub International Ltd., 5.625%, 12/01/2029 (n)	2,467,000	2,185,721
Ryan Specialty Group, 4.375%, 2/01/2030 (n)	2,014,000	1,817,635
		$11,155,082
Machinery & Tools – 0.4%
Terex Corp., 5%, 5/15/2029 (n)	$3,760,000	$3,355,349
Medical & Health Technology & Services – 6.4%
180 Medical, Inc., 3.875%, 10/15/2029 (n)	$3,275,000	$2,977,346
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)	4,000,000	3,850,880
Catalent, Inc., 3.125%, 2/15/2029 (n)	5,812,000	5,150,885
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)	7,085,000	6,537,919
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)	1,780,000	1,691,000
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)	4,435,000	2,371,084
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)	745,000	625,800
DaVita, Inc., 4.625%, 6/01/2030 (n)	2,290,000	1,877,800
Encompass Health Corp., 5.75%, 9/15/2025	1,780,000	1,784,157
Encompass Health Corp., 4.75%, 2/01/2030	2,365,000	2,181,381
IQVIA Holdings, Inc., 5%, 10/15/2026 (n)	2,878,000	2,866,317
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)	4,840,000	4,847,817
Legacy LifePoint Health LLC, 4.375%, 2/15/2027 (n)	895,000	794,312
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)	1,960,000	1,842,400
Syneos Health, Inc., 3.625%, 1/15/2029 (n)	4,291,000	3,840,531
Tenet Healthcare Corp., 6.125%, 10/01/2028 (n)	4,354,000	4,245,150
Tenet Healthcare Corp., 6.125%, 6/15/2030 (n)	1,103,000	1,114,162
U.S. Acute Care Solutions LLC, 6.375%, 3/01/2026 (n)	2,245,000	2,087,850
U.S. Renal Care, Inc., 10.625%, 7/15/2027 (n)	2,035,000	936,100
		$51,622,891
Medical Equipment – 0.6%
Garden SpinCo Corp., 8.625%, 7/20/2030 (n)	$1,130,000	$1,186,534
Teleflex, Inc., 4.625%, 11/15/2027	4,005,000	3,938,797
		$5,125,331
Metals & Mining – 3.6%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$3,385,000	$2,811,953
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)	3,089,000	2,073,491
Compass Minerals International, Inc., 6.75%, 12/01/2027 (n)	2,695,000	2,590,569
12

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)	$1,945,000	$1,551,449
Ero Copper Corp., 6.5%, 2/15/2030 (n)	1,307,000	924,703
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	4,075,000	3,537,569
GrafTech Finance, Inc., 4.625%, 12/15/2028 (n)	2,869,000	2,491,505
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)	5,251,000	4,486,503
Kaiser Aluminum Corp., 4.5%, 6/01/2031 (n)	1,930,000	1,555,194
Novelis Corp., 3.25%, 11/15/2026 (n)	1,900,000	1,768,064
Novelis Corp., 4.75%, 1/30/2030 (n)	2,985,000	2,761,229
Novelis Corp., 3.875%, 8/15/2031 (n)	1,367,000	1,168,785
Petra Diamonds US$ Treasury PLC, 10.5% PIK to 12/31/2022, 10.5% PIK/9.75% Cash to 6/30/2023, 9.75% Cash to 3/08/2026 (n)(p)	1,311,495	1,259,036
		$28,980,050
Midstream – 5.1%
Cheniere Energy Partners LP, 4.5%, 10/01/2029	$1,944,000	$1,883,415
Cheniere Energy Partners LP, 4%, 3/01/2031	4,135,000	3,842,201
DT Midstream, Inc., 4.125%, 6/15/2029 (n)	2,398,000	2,219,972
DT Midstream, Inc., 4.375%, 6/15/2031 (n)	3,893,000	3,493,967
EQM Midstream Partners LP, 6%, 7/01/2025 (n)	247,000	245,160
EQM Midstream Partners LP, 6.5%, 7/01/2027 (n)	246,000	246,509
EQM Midstream Partners LP, 5.5%, 7/15/2028	6,509,000	6,151,396
EQM Midstream Partners LP, 4.5%, 1/15/2029 (n)	1,505,000	1,346,975
Kinetik Holdings, Inc., 5.875%, 6/15/2030 (n)	2,796,000	2,840,149
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)	4,225,000	3,836,638
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029	4,095,000	4,225,876
Targa Resources Partners LP/Targa Resources Finance Corp., 4.875%, 2/01/2031	3,055,000	2,871,924
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)	3,375,000	3,114,180
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)	2,650,000	2,443,008
Western Midstream Operating LP, 4.3%, 2/01/2030	1,219,000	1,140,021
Western Midstream Operation LP, 4.65%, 7/01/2026	995,000	987,677
		$40,889,068
Network & Telecom – 0.4%
Iliad Holding S.A.S., 7%, 10/15/2028 (n)	$3,607,000	$3,462,197
Oil Services – 0.2%
Solaris Midstream Holding LLC, 7.625%, 4/01/2026 (n)	$1,785,000	$1,729,594
Oils – 0.5%
Parkland Corp., 4.625%, 5/01/2030 (n)	$4,470,000	$3,999,756
13

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Personal Computers & Peripherals – 0.6%
NCR Corp., 5%, 10/01/2028 (n)	$3,280,000	$3,119,977
NCR Corp., 5.125%, 4/15/2029 (n)	1,760,000	1,689,732
		$4,809,709
Pharmaceuticals – 1.7%
Bausch Health Companies, Inc., 5%, 1/30/2028 (n)	$5,175,000	$2,755,688
Bausch Health Companies, Inc., 5%, 2/15/2029 (n)	1,550,000	784,889
Jazz Securities DAC, 4.375%, 1/15/2029 (n)	4,890,000	4,708,336
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)	3,256,000	3,078,548
Organon Finance 1 LLC, 5.125%, 4/30/2031 (n)	2,851,000	2,669,249
		$13,996,710
Pollution Control – 1.0%
GFL Environmental, Inc., 4.25%, 6/01/2025 (n)	$930,000	$911,400
GFL Environmental, Inc., 4%, 8/01/2028 (n)	2,825,000	2,548,658
GFL Environmental, Inc., 4.75%, 6/15/2029 (n)	1,000,000	919,930
GFL Environmental, Inc., 4.375%, 8/15/2029 (n)	985,000	879,113
Stericycle, Inc., 3.875%, 1/15/2029 (n)	2,695,000	2,464,119
		$7,723,220
Precious Metals & Minerals – 0.4%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	$2,520,000	$1,461,348
Taseko Mines Ltd., 7%, 2/15/2026 (n)	1,900,000	1,516,656
		$2,978,004
Printing & Publishing – 0.4%
Cimpress N.V., 7%, 6/15/2026 (n)	$3,565,000	$2,974,992
Real Estate - Other – 0.3%
XHR LP, REIT, 4.875%, 6/01/2029 (n)	$2,695,000	$2,430,567
Restaurants – 0.2%
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)	$2,125,000	$1,737,187
Retailers – 1.3%
Asbury Automotive Group, Inc., 4.5%, 3/01/2028	$140,000	$128,108
Asbury Automotive Group, Inc., 4.625%, 11/15/2029 (n)	2,134,000	1,883,511
Bath & Body Works, Inc., 5.25%, 2/01/2028	6,740,000	6,355,214
Victoria's Secret & Co., 4.625%, 7/15/2029 (n)	2,585,000	2,139,863
		$10,506,696
Specialty Chemicals – 0.2%
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)	$1,991,000	$1,925,835
14

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Specialty Stores – 1.0%
Group 1 Automotive, Inc., 4%, 8/15/2028 (n)	$2,796,000	$2,500,770
Michael Cos., Inc., 5.25%, 5/01/2028 (n)	1,315,000	1,094,738
Michael Cos., Inc., 7.875%, 5/01/2029 (n)	1,855,000	1,270,675
Penske Automotive Group Co., 3.75%, 6/15/2029	3,603,000	3,242,700
		$8,108,883
Supermarkets – 0.8%
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)	$4,125,000	$3,896,851
Albertsons Cos. LLC/Safeway, Inc., 3.5%, 3/15/2029 (n)	2,570,000	2,250,472
		$6,147,323
Telecommunications - Wireless – 3.2%
Altice France S.A., 6%, 2/15/2028 (n)	$3,610,000	$2,786,667
SBA Communications Corp., 3.875%, 2/15/2027	2,823,000	2,689,867
SBA Communications Corp., 3.125%, 2/01/2029	4,865,000	4,256,875
Sprint Capital Corp., 6.875%, 11/15/2028	5,365,000	6,022,213
Sprint Corp., 7.125%, 6/15/2024	1,100,000	1,152,250
Sprint Corp., 7.625%, 3/01/2026	6,145,000	6,698,779
T-Mobile USA, Inc., 2.625%, 4/15/2026	2,365,000	2,229,013
		$25,835,664
Tobacco – 0.2%
Vector Group Ltd., 5.75%, 2/01/2029 (n)	$1,550,000	$1,407,400
Utilities - Electric Power – 3.3%
Calpine Corp., 4.5%, 2/15/2028 (n)	$3,648,000	$3,538,560
Calpine Corp., 5.125%, 3/15/2028 (n)	3,750,000	3,527,250
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	1,770,000	1,712,475
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)	5,805,000	5,082,999
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)	2,266,000	2,245,085
NextEra Energy, Inc., 4.25%, 9/15/2024 (n)	488,000	477,020
NextEra Energy, Inc., 4.5%, 9/15/2027 (n)	2,075,000	2,050,774
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	2,345,000	2,251,198
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)	4,495,000	4,319,268
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)	1,505,000	1,399,025
		$26,603,654
Total Bonds (Identified Cost, $857,426,116)		$776,164,892
Common Stocks – 0.3%
Cable TV – 0.1%
Intelsat Emergence S.A. (a)	35,312	$865,132
Construction – 0.0%
ICA Tenedora S.A. de C.V. (u)	258,532	$215,597
15

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – 0.2%
LTRI Holdings LP (a)(u)	3,300	$1,357,191
Total Common Stocks (Identified Cost, $2,353,281)		$2,437,920
Contingent Value Rights – 0.0%
Cable TV – 0.0%
Intelsat Jackson Holdings S.A. - Series A, 12/05/2025 (a)	3,697	$14,788
Intelsat Jackson Holdings S.A. - Series B, 12/05/2025 (a)	3,697	12,015
Total Contingent Value Rights (Identified Cost, $0)		$26,803

	Strike Price	First Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a)(u) (Identified Cost, $0)	GBP 1.14	3/16/21	42,350	$2,893

Investment Companies (h) – 1.8%
Money Market Funds – 1.8%
MFS Institutional Money Market Portfolio, 1.72% (v) (Identified Cost, $15,002,530)	15,003,515	$15,003,515

Other Assets, Less Liabilities – 1.3%		10,106,104
Net Assets – 100.0%		$803,742,127

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $15,003,515 and $778,632,508, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $658,663,384, representing 81.9% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
16

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound
Derivative Contracts at 7/31/22
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
GBP	197,752	USD	235,497	HSBC Bank	10/21/2022	$5,793
Liability Derivatives
USD	942,808	EUR	927,860	State Street Bank Corp.	10/21/2022	$(11,054)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond	Long	USD	30	$4,320,000	September – 2022	$96,920
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	167	$20,230,484	September – 2022	$(143,566)
U.S. Treasury Ultra Bond	Long	USD	6	949,875	September – 2022	(3,513)
						$(147,079)
At July 31, 2022, the fund had cash collateral of $201,150 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements
17

Financial Statements
Statement of Assets and Liabilities
At 7/31/22 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $859,779,397)	$778,632,508
Investments in affiliated issuers, at value (identified cost, $15,002,530)	15,003,515
Deposits with brokers for
Futures contracts	201,150
Receivables for
Forward foreign currency exchange contracts	5,793
Net daily variation margin on open futures contracts	9,531
Fund shares sold	19,317
Interest and dividends	12,005,663
Other assets	1,015
Total assets	$805,878,492
Liabilities
Payables for
Distributions	$312
Forward foreign currency exchange contracts	11,054
Fund shares reacquired	2,062,551
Payable to affiliates
Administrative services fee	192
Shareholder servicing costs	9
Accrued expenses and other liabilities	62,247
Total liabilities	$2,136,365
Net assets	$803,742,127
Net assets consist of
Paid-in capital	$940,779,464
Total distributable earnings (loss)	(137,037,337)
Net assets	$803,742,127
Shares of beneficial interest outstanding	98,670,661
Net asset value per share (net assets of $803,742,127 / 98,670,661 shares of beneficial interest outstanding)	$8.15
See Notes to Financial Statements
18

Financial Statements
Statement of Operations
Six months ended 7/31/22 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$23,655,457
Dividends from affiliated issuers	65,333
Dividends	44,861
Other	44,704
Total investment income	$23,810,355
Expenses
Shareholder servicing costs	$18
Administrative services fee	8,679
Custodian fee	31,004
Shareholder communications	3,263
Audit and tax fees	23,581
Legal fees	2,528
Pricing service fees	5,433
Form N-CEN/N-PORT preparation fees	4,860
Miscellaneous	10,691
Total expenses	$90,057
Fees paid indirectly	(174)
Net expenses	$89,883
Net investment income (loss)	$23,720,472
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(9,679,957)
Affiliated issuers	(900)
Futures contracts	307,498
Forward foreign currency exchange contracts	103,726
Foreign currency	(2,233)
Net realized gain (loss)	$(9,271,866)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(69,742,433)
Affiliated issuers	931
Futures contracts	(36,731)
Forward foreign currency exchange contracts	(19,800)
Translation of assets and liabilities in foreign currencies	(199)
Net unrealized gain (loss)	$(69,798,232)
Net realized and unrealized gain (loss)	$(79,070,098)
Change in net assets from operations	$(55,349,626)
See Notes to Financial Statements
19

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	7/31/22 (unaudited)	1/31/22
Change in net assets
From operations
Net investment income (loss)	$23,720,472	$55,880,477
Net realized gain (loss)	(9,271,866)	34,227,423
Net unrealized gain (loss)	(69,798,232)	(72,488,956)
Change in net assets from operations	$(55,349,626)	$17,618,944
Total distributions to shareholders	$(24,130,396)	$(60,026,693)
Change in net assets from fund share transactions	$(114,143,858)	$(188,544,337)
Total change in net assets	$(193,623,880)	$(230,952,086)
Net assets
At beginning of period	997,366,007	1,228,318,093
At end of period	$803,742,127	$997,366,007
See Notes to Financial Statements
20

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
	7/31/22 (unaudited)	1/31/22	1/31/21	1/31/20	1/31/19	1/31/18
Net asset value, beginning of period	$8.88	$9.25	$9.33	$8.94	$9.31	$9.28
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.47	$0.50	$0.51	$0.52	$0.53
Net realized and unrealized gain (loss)	(0.73)	(0.34)	(0.06)(g)	0.39	(0.36)	0.05
Total from investment operations	$(0.50)	$0.13	$0.44	$0.90	$0.16	$0.58
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.50)	$(0.52)	$(0.51)	$(0.53)	$(0.55)
Net asset value, end of period (x)	$8.15	$8.88	$9.25	$9.33	$8.94	$9.31
Total return (%) (s)(x)	(5.65)(n)	1.39	5.02	10.29	1.86	6.33
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	0.02(a)	0.02	0.02	0.02	0.02	0.02
Net investment income (loss)	5.49(a)	5.09	5.58	5.51	5.77	5.63
Portfolio turnover	11(n)	60	66	59	38	46
Net assets at end of period (000 omitted)	$803,742	$997,366	$1,228,318	$889,031	$788,437	$1,197,932

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(n)	Not annualized.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
21

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS High Yield Pooled Portfolio (the fund) is a diversified series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. This fund is available only to certain U.S. registered investment companies managed by MFS. MFS does not receive a management fee from this fund.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In June 2022, the FASB issued Accounting Standards Update 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”), which affects all entities that have investments in equity securities measured at fair value that are subject to contractual sale restrictions. ASU 2022-03 clarifies that a contractual restriction on the sale of an equity security is a characteristic of the reporting entity holding the equity security rather than a characteristic of the asset and, therefore, is not considered in measuring the fair value of the equity security. The fund decided to early adopt ASU 2022-03 effective as of June 30, 2022 as the guidance in ASU 2022-03 was consistent with the fund’s existing practices for fair value measurement.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to
22

Notes to Financial Statements (unaudited) - continued
setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service.
Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair
23

Notes to Financial Statements (unaudited) - continued
value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$—	$—	$1,357,191	$1,357,191
Luxembourg	—	891,935	—	891,935
Mexico	—	—	215,597	215,597
United Kingdom	—	—	2,893	2,893
U.S. Corporate Bonds	—	671,641,250	—	671,641,250
Foreign Bonds	—	104,523,642	—	104,523,642
Mutual Funds	15,003,515	—	—	15,003,515
Total	$15,003,515	$777,056,827	$1,575,681	$793,636,023
Other Financial Instruments
Futures Contracts – Assets	$96,920	$—	$—	$96,920
Futures Contracts – Liabilities	(147,079)	—	—	(147,079)
Forward Foreign Currency Exchange Contracts – Assets	—	5,793	—	5,793
Forward Foreign Currency Exchange Contracts – Liabilities	—	(11,054)	—	(11,054)
For further information regarding security characteristics, see the Portfolio of Investments.
24

Notes to Financial Statements (unaudited) - continued
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 1/31/22	$1,168,929
Change in unrealized appreciation or depreciation	406,752
Balance as of 7/31/22	$1,575,681
The net change in unrealized appreciation or depreciation from investments held as level 3 at July 31, 2022 is $406,752. At July 31, 2022, the fund held three level 3 securities.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts and forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
25

Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at July 31, 2022 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$96,920	$(147,079)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	5,793	(11,054)
Total		$102,713	$(158,133)
(a)	Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended July 31, 2022 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$307,498	$—
Foreign Exchange	—	103,726
Total	$307,498	$103,726
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended July 31, 2022 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$(36,731)	$—
Foreign Exchange	—	(19,800)
Total	$(36,731)	$(19,800)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments
26

Notes to Financial Statements (unaudited) - continued
across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to
27

Notes to Financial Statements (unaudited) - continued
unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Loans and Other Direct Debt Instruments — The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
28

Notes to Financial Statements (unaudited) - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended July 31, 2022, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization and accretion of debt securities and wash sale loss deferrals.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 1/31/22
Ordinary income (including any short-term capital gains)	$60,026,693
29

Notes to Financial Statements (unaudited) - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 7/31/22
Cost of investments	$876,394,885
Gross appreciation	3,075,050
Gross depreciation	(85,833,912)
Net unrealized appreciation (depreciation)	$(82,758,862)
As of 1/31/22
Undistributed ordinary income	3,295,117
Capital loss carryforwards	(41,053,445)
Other temporary differences	(4,399,716)
Net unrealized appreciation (depreciation)	(15,399,271)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of January 31, 2022, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(1,278,441)
Long-Term	(39,775,004)
Total	$(41,053,445)
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from MFS funds that invest in the fund.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC is not paid a fee for providing these services. MFSC receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended July 31, 2022, these costs amounted to $18.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended July 31, 2022 was equivalent to an annual effective rate of 0.0020% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation - The fund may pay compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the
30

Notes to Financial Statements (unaudited) - continued
fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFSC. The independent Trustees do not currently receive compensation from the fund.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended July 31, 2022, purchases and sales of investments, other than short-term obligations, aggregated $95,880,725 and $201,959,511, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 7/31/22		Year ended 1/31/22
	Shares	Amount	Shares	Amount
Shares sold	1,117,148	$9,136,156	3,868,865	$35,660,117
Shares issued to shareholders in reinvestment of distributions	2,905,125	24,130,396	6,526,801	60,026,693
Shares reacquired	(17,702,501)	(147,410,410)	(30,844,235)	(284,231,147)
Net change	(13,680,228)	$(114,143,858)	(20,448,569)	$(188,544,337)
The fund is an MFS Pooled Portfolio, which is designed to be used by certain MFS funds to invest in a particular security type rather than invest in the security type directly. The fund is solely invested in by other MFS funds for the purpose of gaining exposure to high income debt instruments, rather than investing in high income debt instruments directly. The MFS funds do not invest in this fund for the purpose of exercising management or control. At the end of the period, the MFS Diversified Income Fund and the MFS Global High Yield Fund were the owners of record of approximately 82% and 18%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Income Portfolio was the owner of record of less than 1% of the value of outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 16, 2023 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing
31

Notes to Financial Statements (unaudited) - continued
arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended July 31, 2022, the fund’s commitment fee and interest expense were $2,058 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$24,340,223	$87,343,629	$96,680,368	$(900)	$931	$15,003,515

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$65,333	$—
(8) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(9) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
32

Board Review of Investment Advisory Agreement
MFS High Yield Pooled Portfolio
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2022 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
As part of their deliberations, the Trustees took into account that the Fund was formed solely to act as a vehicle to pool the portions of other MFS funds invested in high yielding debt instruments, and that shares of the Fund are not distributed or sold to the public. The Trustees gave substantial consideration to the fact that MFS does not charge a separate advisory fee to the Fund under the investment advisory agreement or charge transfer agency fees, administrative services fees, sales loads or distribution and service fees to the Fund, but that MFS receives advisory and other fees from the MFS funds that invest a portion of their assets in the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2021 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s fees and expenses and the fees and expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information as to whether and to what extent applicable expense waivers and reimbursements are observed for the Fund, (iv) information regarding MFS’
33

Board Review of Investment Advisory Agreement - continued
financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2021, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s shares was in the 4th quintile for the one-year period and the 2nd quintile for the three-year period ended December 31, 2021 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s expenses, the Trustees considered, among other information, the total expense ratio of the Fund’s shares as a percentage of average daily net assets and the total expense ratios of the Broadridge expense group
34

Board Review of Investment Advisory Agreement - continued
based on information provided by Broadridge. The Trustees considered that, according to the data provided by Broadridge (which takes into account any expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s total expense ratio was lower than the Broadridge expense group median. Because the Fund does not pay an advisory fee, the Trustees did not consider the extent to which economies of scale would be realized due to the Fund’s growth of assets, whether fee levels reflect economies of scale for shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative and transfer agency services provided to the Fund by MFS and its affiliates under agreements other than the investment advisory agreement. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2022.
35

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2022 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2021 to December 31, 2021 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
36

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
37

Save paper with eDelivery.
MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.
To sign up:
1. Go to mfs.com.
2. Log in via MFS® Access.
3. Select eDelivery.
If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.
CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
July 31, 2022
MFS®  Municipal High
Income Fund
MMH-SEM

MFS® Municipal High
Income Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions, the continued spread of the coronavirus (particularly in Asia), and evolving geopolitical tensions in the wake of Russia’s invasion of Ukraine. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. U.S. Federal Reserve Chair Jerome Powell recently acknowledged that to stabilize prices, rates must move higher and tighter policy must be sustained for some time, likely hurting households and businesses. Richly valued, interest rate–sensitive growth equities have been hit particularly hard by higher interest rates, and volatility in credit markets has picked up too.
There are, however, encouraging signs for the markets. The latest wave of COVID-19 cases appears to be receding in Asia, and cases outside Asia, while numerous, appear to be causing fewer serious illnesses. Meanwhile, unemployment is low and there are signs that some global supply chain bottlenecks are beginning to ease, though lingering coronavirus restrictions in China and disruptions stemming from Russia’s invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
September 15, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

Portfolio Composition
Portfolio structure (i)
Top ten industries (i)
Healthcare Revenue - Hospitals	13.5%
Healthcare Revenue - Long Term Care	12.6%
Universities - Secondary Schools	7.9%
Miscellaneous Revenue - Other	6.7%
General Obligations - General Purpose	6.1%
Tax -Sales	5.2%
General Obligations - Schools	4.4%
Universities - Colleges	4.0%
Multi-Family Housing Revenue	3.9%
Tobacco	3.6%
Composition including fixed income credit quality (a)(i)
AAA	1.1%
AA	8.9%
A	14.1%
BBB	23.3%
BB	13.8%
B	3.9%
CCC	0.5%
CC	0.1%
C	1.0%
D	1.5%
Federal Agencies	0.1%
Not Rated	32.6%
Cash & Cash Equivalents	0.2%
Other	(1.1)%
Portfolio facts (i)
Average Duration (d)	9.6
Average Effective Maturity (m)	18.7 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held

Portfolio Composition - continued
all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and/or the leverage created through the issuance of self-deposited inverse floaters and may be negative.
Percentages are based on net assets as of July 31, 2022.
The portfolio is actively managed and current holdings may be different.

Expense Table
Fund expenses borne by the shareholders during the period, February 1, 2022 through July 31, 2022
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2022 through July 31, 2022.
Actual Expenses
The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 2/01/22	Ending Account Value 7/31/22	Expenses Paid During Period (p) 2/01/22-7/31/22
A	Actual	0.64%	$1,000.00	$934.69	$3.07
	Hypothetical (h)	0.64%	$1,000.00	$1,021.62	$3.21
B	Actual	1.39%	$1,000.00	$932.44	$6.66
	Hypothetical (h)	1.39%	$1,000.00	$1,017.90	$6.95
C	Actual	1.64%	$1,000.00	$931.28	$7.85
	Hypothetical (h)	1.64%	$1,000.00	$1,016.66	$8.20
I	Actual	0.64%	$1,000.00	$934.56	$3.07
	Hypothetical (h)	0.64%	$1,000.00	$1,021.62	$3.21
R6	Actual	0.55%	$1,000.00	$934.96	$2.64
	Hypothetical (h)	0.55%	$1,000.00	$1,022.07	$2.76
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
Notes to Expense Table
Changes to the fund's fee arrangements will occur during the fund's current fiscal year. Had these fee changes been in effect during the six month period, the annualized expense ratios, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 0.60%, $2.88, and $3.01 for Class A, 1.35%, $6.47, and $6.76 for Class B, 1.60%, $7.66, and $8.00 for Class C, 0.60%, $2.88, and $3.01 for Class I, and 0.51%, $2.45, and $2.56 for Class R6, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.
Expense ratios include 0.01% of investment related expenses from self-deposited inverse floaters (See Note 2 of the Notes to Financial Statements) that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).

Portfolio of Investments
7/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.
Issuer	Shares/Par	Value ($)
Municipal Bonds - 99.1%
Alabama - 1.5%
Alabama Southeast Energy Authority Commodity Supply Rev. (Project No. 4), “B-1”, 5%, 5/01/2053 (Put Date 8/01/2028)	$9,575,000	$10,255,540
Alabama Stadium Trace Village Improvement District Development Incentive Anticipation, 3.625%, 3/01/2036	1,915,000	1,576,170
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2035	335,000	349,914
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2037	260,000	270,209
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2038	1,745,000	1,804,594
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2039	340,000	349,851
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2040	175,000	178,916
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.5%, 6/01/2030	1,630,000	1,610,508
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2035	1,685,000	1,678,801
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2045	6,355,000	6,189,066
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 6%, 6/01/2050	2,565,000	2,554,871
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 1/01/2028 (a)(d)	1,485,000	942,975
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 1/01/2043 (a)(d)	1,560,000	990,600
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2026	805,000	690,341
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2029	1,130,000	796,106
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2034	1,620,000	804,755
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2035	3,080,000	1,432,993
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2023	2,020,000	2,092,781
Muscle Shoals, Sheffield, and Tuscumbia, AL, Solid Waste Disposal Authority Rev. (Cherokee Industrial Landfill Project), “A”, 6%, 5/01/2040 (n)	4,200,000	4,301,349
Muscle Shoals, Sheffield, and Tuscumbia, AL, Solid Waste Disposal Authority Rev., Taxable (Cherokee Industrial Landfill Project), “B”, 8%, 5/01/2029 (n)	1,400,000	1,369,383
Prichard, AL, Water Works & Sewer Board Rev., 4%, 11/01/2044	1,800,000	1,330,860
Prichard, AL, Water Works & Sewer Board Rev., 4%, 11/01/2049	3,500,000	2,573,938

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Alabama - continued
Southeast Alabama Gas Supply District Rev. (Project No. 1), “A”, 4%, 4/01/2049	$24,710,000	$25,175,902
Sumter County, AL, Industrial Development Authority Exempt Facilities Rev. (Enviva Inc. Project), 6%, 7/15/2052 (Put Date 7/15/2032)	9,565,000	9,751,141
University of South Alabama, Facilities Rev., “A”, BAM, 5%, 4/01/2049	3,535,000	3,909,746
		$82,981,310
Alaska - 0.2%
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2030	$875,000	$909,621
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2031	1,270,000	1,316,184
Northern Alaska Tobacco Securitization Corp., Tobacco Settlement Asset-Backed, Capital Appreciation, “B2”, 0%, 6/01/2066	61,290,000	8,138,000
		$10,363,805
Arizona - 2.8%
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), 4%, 7/01/2029 (n)	$725,000	$709,542
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), 5%, 7/01/2039 (n)	870,000	879,589
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), 5%, 7/01/2049 (n)	1,395,000	1,384,735
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), 5%, 7/01/2054 (n)	2,185,000	2,150,647
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2038	340,000	363,184
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2048	910,000	959,482
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2052	1,140,000	1,198,469
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “B”, 5.5%, 7/01/2038 (n)	1,065,000	1,101,561
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “B”, 5.625%, 7/01/2048 (n)	2,050,000	2,109,074
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “B”, 5.75%, 7/01/2053 (n)	3,190,000	3,298,860
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2037 (n)	450,000	456,041
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2047 (n)	740,000	742,204

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2051 (n)	$1,970,000	$1,971,613
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2037 (n)	770,000	780,337
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2047 (n)	770,000	772,294
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2051 (n)	735,000	735,602
Arizona Industrial Development Authority Education Rev. (Inspirada and St. Rose Campus Projects), “A”, 5%, 7/15/2028 (n)	1,805,000	1,877,933
Arizona Industrial Development Authority Education Rev. (Inspirada and St. Rose Campus Projects), “A”, 5.75%, 7/15/2038 (n)	1,810,000	1,928,113
Arizona Industrial Development Authority Education Rev. (Inspirada and St. Rose Campus Projects), “A”, 5.75%, 7/15/2048 (n)	3,100,000	3,272,101
Arizona Industrial Development Authority Education Rev. (Kipp Nashville Projects), “A”, 5%, 7/01/2047 (w)	375,000	388,234
Arizona Industrial Development Authority Education Rev. (Kipp Nashville Projects), “A”, 5%, 7/01/2057 (w)	475,000	484,971
Arizona Industrial Development Authority Education Rev. (Kipp Nashville Projects), “A”, 5%, 7/01/2062 (w)	665,000	674,575
Arizona Industrial Development Authority Education Rev. (Mater Academy of Nevada - Bonanza Campus Project), “A”, 4%, 12/15/2030 (n)	2,455,000	2,449,717
Arizona Industrial Development Authority Education Rev. (Mater Academy of Nevada - Bonanza Campus Project), “A”, 5%, 12/15/2040 (n)	1,000,000	1,027,928
Arizona Industrial Development Authority Education Rev. (Mater Academy of Nevada - Bonanza Campus Project), “A”, 5%, 12/15/2050 (n)	1,700,000	1,727,699
Arizona Industrial Development Authority Education Rev. (Pinecrest Academy of Nevada - Cadence Campus Project), “A”, 4%, 7/15/2030 (n)	595,000	581,389
Arizona Industrial Development Authority Education Rev. (Pinecrest Academy of Nevada - Cadence Campus Project), “A”, 4%, 7/15/2040 (n)	1,425,000	1,286,911
Arizona Industrial Development Authority Education Rev. (Pinecrest Academy of Nevada - Cadence Campus Project), “A”, 4%, 7/15/2050 (n)	1,600,000	1,355,539

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Aliante & Skye Canyon Campus Projects), “A”, 3%, 12/15/2031 (n)	$605,000	$530,699
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Aliante & Skye Canyon Campus Projects), “A”, 4%, 12/15/2041 (n)	680,000	606,324
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Aliante & Skye Canyon Campus Projects), “A”, 4%, 12/15/2051 (n)	845,000	708,742
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Lone Mountain Campus), “A”, 3.75%, 12/15/2029 (n)	460,000	438,824
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Lone Mountain Campus), “A”, 5%, 12/15/2039 (n)	340,000	346,711
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Lone Mountain Campus), “A”, 5%, 12/15/2049 (n)	600,000	605,870
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2051	2,450,000	2,287,572
Florence, AZ, Industrial Development Authority Education Rev. (Legacy Traditional School Project - Queen Creek & Casa Grande Campuses), 6%, 7/01/2043 (Prerefunded 7/01/2023)	3,150,000	3,273,080
Glendale, AZ, Industrial Development Authority Refunding Rev. (Terraces of Phoenix Project), “A”, 4%, 7/01/2028	300,000	287,610
Glendale, AZ, Industrial Development Authority Refunding Rev. (Terraces of Phoenix Project), “A”, 5%, 7/01/2033	250,000	245,253
Glendale, AZ, Industrial Development Authority Refunding Rev. (Terraces of Phoenix Project), “A”, 5%, 7/01/2038	300,000	287,900
Glendale, AZ, Industrial Development Authority Refunding Rev. (Terraces of Phoenix Project), “A”, 5%, 7/01/2048	1,800,000	1,648,559
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 2.125%, 7/01/2033	1,405,000	1,177,826
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	2,705,000	2,601,064
Glendale, AZ, Industrial Development Authority, Senior Living Rev. (Royal Oaks - Inspirata Pointe Project), “A”, 5%, 5/15/2041	1,000,000	1,013,592
Glendale, AZ, Industrial Development Authority, Senior Living Rev. (Royal Oaks - Inspirata Pointe Project), “A”, 5%, 5/15/2056	5,955,000	5,927,484

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
La Paz County, AZ, Industrial Development Authority (Harmony Education Foundation-Harmony Public Schools Project), “A”, 4%, 2/15/2041	$430,000	$398,851
La Paz County, AZ, Industrial Development Authority (Harmony Education Foundation-Harmony Public Schools Project), “A”, 4%, 2/15/2046	345,000	308,974
La Paz County, AZ, Industrial Development Authority (Harmony Education Foundation-Harmony Public Schools Project), “A”, 4%, 2/15/2051	580,000	507,882
La Paz County, AZ, Industrial Development Authority Education Facility Lease Rev. (Charter School Solutions-Harmony Public Schools Project), “A”, 5%, 2/15/2038	800,000	832,038
La Paz County, AZ, Industrial Development Authority Education Facility Lease Rev. (Charter School Solutions-Harmony Public Schools Project), “A”, 5%, 2/15/2048	435,000	445,628
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2034	215,000	219,478
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2039	380,000	412,148
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2039 (n)	1,115,000	1,147,767
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2049 (n)	705,000	752,943
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2049 (n)	590,000	599,273
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2054	895,000	952,006
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2054 (n)	2,660,000	2,686,200
Maricopa County, AZ, Pollution Control Corp. Rev. (Public Service Company of New Mexico Palo Verde Project), “B”, 0.875%, 6/01/2043 (Put Date 10/01/2026)	855,000	770,987
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.125%, 2/01/2034	4,545,000	4,550,323
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.375%, 2/01/2041	3,980,000	3,994,207

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035 (n)	$2,070,000	$2,093,945
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035 (n)	700,000	708,097
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2045 (n)	3,065,000	3,080,529
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2046 (n)	1,770,000	1,778,490
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2034	6,355,000	6,482,986
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2036	815,000	836,588
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2041	660,000	673,514
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2044	3,970,000	4,019,766
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2046	1,235,000	1,254,642
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 6.5%, 7/01/2034 (n)	1,970,000	2,084,039
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2035 (n)	1,430,000	1,453,953
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 6.75%, 7/01/2044 (n)	3,255,000	3,442,859
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2045 (n)	1,570,000	1,583,899
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2046 (n)	3,935,000	3,976,595
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC, Project), “A”, 4%, 12/01/2041 (n)	2,605,000	2,197,169
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC, Project), “A”, 4%, 12/01/2051 (n)	8,630,000	6,739,415
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC, Project), “A”, 4.15%, 12/01/2057 (n)	3,245,000	2,484,283
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC, Project), “B”, 5.75%, 12/15/2057 (n)	8,330,000	6,702,203
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC-Arizona State University Project), “A”, 5%, 7/01/2044	540,000	552,005

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC-Arizona State University Project), “A”, 5%, 7/01/2049	$1,325,000	$1,348,962
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC-Arizona State University Project), “A”, 5%, 7/01/2059	1,085,000	1,098,231
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2030	150,000	157,101
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2031	570,000	594,550
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2033	315,000	326,728
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2037	500,000	514,929
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2042	555,000	566,935
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2034 (n)	730,000	739,880
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2039 (n)	655,000	662,283
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2041 (n)	510,000	452,609
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2041 (n)	2,735,000	2,427,227
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2049 (n)	1,235,000	1,239,836

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2051 (n)	$3,020,000	$2,533,329
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2051 (n)	780,000	654,304
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2057 (n)	685,000	556,331
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2057 (n)	3,420,000	2,778,147
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 12/01/2032	2,940,000	3,255,991
		$149,286,509
Arkansas - 0.3%
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4%, 7/01/2028	$800,000	$803,476
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2033	1,620,000	1,629,028
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2039	170,000	170,598
Arkansas Development Finance Authority, Health Care Rev. (Baptist Health), 5%, 12/01/2047	1,165,000	1,227,440
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2036	930,000	998,812
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2037	645,000	689,649
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2038	1,450,000	1,542,865
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2039	520,000	550,943
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2040	570,000	601,304
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 3%, 7/01/2032	180,000	161,029
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 3.125%, 7/01/2036	520,000	445,076
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4.25%, 7/01/2041	195,000	186,572
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 3.5%, 7/01/2046	1,185,000	928,096

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arkansas - continued
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2052	$850,000	$728,390
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2035	365,000	376,316
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), “C”, 5%, 2/01/2033	540,000	558,187
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2046	6,455,000	2,183,642
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2039 (Prerefunded 12/01/2024)	4,510,000	4,840,405
		$18,621,828
California - 7.5%
Acton-Agua Dulce, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 5/01/2039	$7,550,000	$3,923,782
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2031	2,060,000	1,562,228
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2032	2,095,000	1,523,595
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2033	4,185,000	2,908,954
California Community College Financing Authority Student Housing Rev. (NCCD - Napa Valley Properties LLC - Napa Valley College Project), “A”, 5.75%, 7/01/2060 (n)(w)	11,310,000	11,285,599
California Community Housing Agency, Essential Housing Rev. (Aster), “A-1”, 4%, 2/01/2056 (n)	6,870,000	6,334,323
California Community Housing Agency, Essential Housing Rev. (Aster), “A-2”, 4%, 2/01/2043 (n)	6,945,000	5,909,700
California County Tobacco Securitization Agency Settlement (Gold Country Settlement Funding Corp.), Capital Appreciation, “B-2”, 0%, 6/01/2055	8,415,000	1,842,728
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2032	160,000	177,205
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2035	210,000	214,472
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2037	340,000	345,283
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2038	145,000	146,796
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2039	185,000	186,806

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Health Facilities Financing Authority Rev. (CommonSpirit Health), “A”, 4%, 4/01/2049	$1,005,000	$984,114
California Housing Finance Agency Municipal Certificates, “X”, 0.764%, 8/20/2036 (i)(n)	27,287,178	1,764,656
California Housing Finance Agency, “A”, 3.5%, 11/20/2035	10,645,230	10,298,432
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/2034	1,135,000	1,440,555
California Municipal Finance Authority Rev. (California Baptist University), “A”, 5%, 11/01/2046 (n)	4,500,000	4,666,779
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2042	1,385,000	1,461,880
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2035	475,000	486,363
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2036	1,370,000	1,449,970
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2041	1,265,000	1,319,885
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2047	210,000	216,883
California Municipal Finance Authority Rev. (Partnerships to Uplift Communities Project), “A”, 5%, 8/01/2032	1,585,000	1,584,935
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2039	3,955,000	3,980,818
California Municipal Finance Authority, Charter School Lease Rev. (Palmdale Aerospace Academy Project), “A”, 3.875%, 7/01/2028 (n)	1,000,000	978,496
California Municipal Finance Authority, Charter School Lease Rev. (Palmdale Aerospace Academy Project), “A”, 5%, 7/01/2049 (n)	1,600,000	1,606,430
California Municipal Finance Authority, Multi-Family Housing Rev. (CityView Apartments), “A”, 4%, 11/01/2036 (n)	2,120,000	1,903,660
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 2.4%, 10/01/2044 (Put Date 10/01/2029)	5,665,000	5,335,008
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis II LLC - Orchard Park Student Housing Project), BAM, 4%, 5/15/2033	310,000	315,522
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis II LLC - Orchard Park Student Housing Project), BAM, 4%, 5/15/2037	730,000	733,249
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis II LLC - Orchard Park Student Housing Project), BAM, 4%, 5/15/2038	425,000	425,861

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 7.5%, 7/01/2032 (a)(d)(z)	$2,250,000	$1,350,000
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 8%, 7/01/2039 (a)(d)(z)	11,405,000	6,843,000
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 7.5%, 12/01/2039 (a)(d)(z)	12,890,000	644,500
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2033	215,000	226,405
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2037	435,000	455,439
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2047	435,000	449,713
California Public Finance Authority, Senior Living Refunding Rev. (Enso Village Project), “A”, 5%, 11/15/2046 (n)	4,770,000	4,716,730
California Public Finance Authority, Senior Living Refunding Rev. (Enso Village Project), “A”, 5%, 11/15/2051 (n)	2,350,000	2,300,289
California Public Finance Authority, Senior Living Refunding Rev. (Enso Village Project), “A”, 5%, 11/15/2056 (n)	3,445,000	3,329,679
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “A”, 5%, 11/15/2036 (n)	1,670,000	1,697,173
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “B-1”, 3.125%, 5/15/2029 (n)	2,200,000	2,059,038
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “B-2”, 2.375%, 11/15/2028 (n)	1,465,000	1,375,059
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “B-3”, 2.125%, 11/15/2027 (n)	2,230,000	2,112,130
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2036 (Prerefunded 8/01/2025) (n)	75,000	82,026
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2036 (n)	790,000	816,642
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2041 (Prerefunded 8/01/2025) (n)	50,000	54,684
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2041 (n)	625,000	643,839
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), “A”, 4%, 8/01/2061 (n)	1,145,000	1,030,903
California School Finance Authority, Charter School Rev. (Downtown Prep), 5%, 6/01/2046 (n)	1,325,000	1,328,112
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2024 (n)	730,000	751,982

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2025 (n)	$760,000	$791,609
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2030 (n)	435,000	456,967
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2045 (n)	1,150,000	1,178,372
California School Finance Authority, School Facility Rev. (Green Dot Public Schools California Projects), “A”, 5%, 8/01/2048 (n)	750,000	773,647
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 4.75%, 10/01/2024	145,000	147,596
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 5.625%, 10/01/2034	575,000	594,391
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 5.875%, 10/01/2044	545,000	563,659
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 6%, 10/01/2049	1,320,000	1,367,739
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5.125%, 7/01/2044	430,000	439,222
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 4%, 7/01/2050	3,360,000	3,138,421
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.25%, 11/01/2044 (n)	760,000	740,475
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.375%, 11/01/2049 (n)	945,000	928,334
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.125%, 11/01/2023	260,000	264,786
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5%, 11/01/2032 (n)	1,370,000	1,455,502
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 6.125%, 11/01/2033	1,600,000	1,654,489
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5%, 11/01/2041 (n)	2,045,000	2,150,692
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 6.375%, 11/01/2043	1,335,000	1,380,357
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 5%, 8/15/2038	2,500,000	2,683,759

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.125%, 11/01/2023	$165,000	$166,925
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 11/01/2033	780,000	799,664
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.875%, 11/01/2043	1,315,000	1,348,166
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2034	3,400,000	3,500,142
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2041 (n)	3,000,000	3,027,446
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2044	8,435,000	8,618,169
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2046 (n)	11,095,000	11,136,057
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.5%, 12/01/2058	8,600,000	8,819,720
California Statewide Communities Development Authority Rev. (Terraces at San Joaquin Gardens), “A”, 5.625%, 10/01/2032 (Prerefunded 10/01/2022)	1,000,000	1,006,902
California Statewide Communities Development Authority Rev. (Terraces at San Joaquin Gardens), “A”, 6%, 10/01/2042 (Prerefunded 10/01/2022)	1,000,000	1,007,495
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5%, 7/01/2029 (n)	880,000	884,640
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2039 (n)	725,000	716,167
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2049 (n)	2,550,000	2,426,540
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2052 (n)	1,280,000	1,208,189
California Statewide Communities Development Authority, Essential Housing Rev. (City of Orange Portfolio), “B”, 4%, 3/01/2057 (n)	2,630,000	2,032,473
California Statewide Communities Development Authority, Essential Housing Rev. (Oceanaire-Long Beach), “A-2”, 4%, 9/01/2056 (n)	4,795,000	4,077,132
California Statewide Communities Development Authority, Essential Housing Rev. (Pasadena Portfolio), “A-1”, 2.65%, 12/01/2046 (n)	9,915,000	7,992,086

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
CMFA Special Finance Agency XII, Essential Housing Rev. (Allure Apartments), “A-1”, 3.25%, 2/01/2057 (n)	$1,650,000	$1,259,589
CMFA Special Finance Agency, Essential Housing Rev. (Solana at Grand), “A-1”, 4%, 8/01/2056 (n)	3,380,000	3,114,747
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, AGM, 0%, 8/01/2030	4,785,000	3,798,423
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, AGM, 0%, 8/01/2031	4,280,000	3,263,097
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, AGM, 0%, 8/01/2032	3,010,000	2,204,162
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, AGM, 5%, 6/01/2040 (Prerefunded 6/01/2025)	2,735,000	2,986,193
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Capital Appreciation, “B-2”, 0%, 6/01/2066	231,150,000	29,405,239
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	28,000,000	25,834,799
Irvine, CA, Special Tax Bonds, Community Facilities District No. 2013-3, 5%, 9/01/2039	1,000,000	1,028,481
Irvine, CA, Special Tax Bonds, Community Facilities District No. 2013-3, 5%, 9/01/2044	1,500,000	1,536,888
Jurupa, CA, Public Financing Authority, Special Tax Rev., “A”, 5%, 9/01/2042	1,535,000	1,621,365
Lake Tahoe, CA, Unified School District (Election of 2008), Convertible Capital Appreciation, AGM, 0% to 8/01/2032, 6.375% to 8/01/2045	4,240,000	3,524,846
Long Beach, CA, Marina Rev. (Alamitos Bay Marina Project), 5%, 5/15/2035	450,000	466,417
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro, Inc. Project), “A”, CALHF, 5%, 11/15/2034	330,000	332,585
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro, Inc. Project), “A”, CALHF, 5%, 11/15/2044	555,000	558,982
Los Angeles County, CA, Rio Hondo Community College District, “C”, Convertible Capital Appreciation, 0% to 8/01/2024, 6.85% to 8/01/2042	10,000,000	12,202,984
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2034	1,560,000	1,768,546
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2035	2,465,000	2,776,276
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2036	1,955,000	2,196,726
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2037	1,455,000	1,624,734

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2038	$3,195,000	$3,556,732
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2039	2,290,000	2,541,178
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2040	2,400,000	2,656,518
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2034	660,000	723,038
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2036	775,000	845,880
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2037	970,000	1,056,222
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2044	3,395,000	3,650,536
Merced, CA, Union High School District, Capital Appreciation, “A”, AGM, 0%, 8/01/2030	645,000	516,066
Modesto, CA, Elementary School District General Obligation, “B”, 3%, 8/01/2046	1,735,000	1,493,214
Modesto, CA, Elementary School District General Obligation, “B”, 3%, 8/01/2050	1,080,000	909,709
Morongo Band of Mission Indians California Rev., “A”, 5%, 10/01/2042 (n)	4,180,000	4,491,150
Morongo Band of Mission Indians California Rev., “B”, 5%, 10/01/2042 (n)	3,605,000	3,873,348
Mount San Antonio, CA, Community College District Rev. (Election of 2008), Convertible Capital Appreciation, “A”, 0% to 8/01/2028, 6.25% to 8/01/2043	7,025,000	6,611,331
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, AGM, 0%, 8/01/2027	1,765,000	1,575,288
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, AGM, 0%, 8/01/2029	3,340,000	2,789,421
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, AGM, 0%, 8/01/2030	4,220,000	3,403,173
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2027	100,000	90,049
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2029	285,000	242,001
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2030	235,000	193,597
Oceanside, CA, Unified School District, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2027	205,000	184,601
Oceanside, CA, Unified School District, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2029	400,000	339,650

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Oceanside, CA, Unified School District, Capital Appreciation, ETM, AGM, 0%, 8/01/2024	$380,000	$366,563
Palomar Health, CA, Refunding Rev., 5%, 11/01/2042	10,000,000	10,463,485
Palomar Health, CA, Refunding Rev., AGM, 5%, 11/01/2047	12,500,000	13,302,342
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/2028	635,000	672,867
Pomona, CA, Unified School District, General Obligation, “F”, BAM, 3%, 8/01/2048	940,000	798,108
Sacramento County, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Capital Appreciation, “A-1”, 0%, 6/01/2060	18,750,000	3,294,358
San Diego County, CA, Regional Airport Authority Rev., “B”, 4%, 7/01/2041	1,835,000	1,829,116
San Diego County, CA, Regional Airport Authority Rev., “B”, 4%, 7/01/2046	2,095,000	2,056,638
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2051	2,620,000	2,809,646
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2056	4,950,000	5,265,181
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 1/01/2047	1,720,000	1,849,240
San Francisco, CA, City & County Redevelopment Successor Agency, Community Facilities District No. 6 (Mission Bay South Public Improvements), Capital Appreciation, “A”, 0%, 8/01/2043	8,725,000	2,564,223
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	225,000	234,647
San Francisco, CA, Hastings Campus Housing Finance Authority, Campus Housing Rev., “A”, 5%, 7/01/2045 (n)	7,455,000	7,584,270
San Francisco, CA, Hastings Campus Housing Finance Authority, Campus Housing Rev., “A”, 5%, 7/01/2061 (n)	9,125,000	9,166,044
San Francisco, CA, Hastings Campus Housing Finance Authority, Campus Housing Rev., Convertible Capital Appreciation, “B”, 0% to 7/01/2035, 6.75% to 7/01/2061 (n)	12,970,000	5,805,201
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2045	1,050,000	1,152,661
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2049	960,000	1,047,323
Tulare and Kings Counties, CA, College of the Sequoias Community District (Area Improvement District No. 3), “E”, 3%, 8/01/2051	2,070,000	1,733,338

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C”, AGM, 0%, 8/01/2029	$3,665,000	$3,029,306
		$407,332,578
Colorado - 2.0%
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2027	$73,000	$80,090
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2028	118,000	136,431
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2028	70,000	76,662
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2029	118,000	138,333
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2029	70,000	76,595
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2030	124,000	144,599
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2030	17,000	18,587
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2031	129,000	149,734
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2031	76,000	82,958
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2032	140,000	161,827
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2032	90,000	98,091
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2033	140,000	160,644
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2034	160,000	182,461
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2035	56,000	63,722
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2050	676,000	749,652
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), “A”, 5%, 12/01/2038	895,000	928,580
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2029	305,000	313,813
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2039	560,000	570,305
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2044	395,000	401,135

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Educational & Cultural Facilities Authority Rev. (Littleton Preparatory Charter School Project), 5%, 12/01/2033	$450,000	$450,914
Colorado Educational & Cultural Facilities Authority Rev. (Littleton Preparatory Charter School Project), 5%, 12/01/2042	1,120,000	1,120,764
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/2037	490,000	490,707
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2030	350,000	365,760
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2034	350,000	363,709
Colorado Educational & Cultural Facilities Authority Rev. (Science, Technology, Engineering and Math School Project), 5%, 11/01/2044	1,770,000	1,785,635
Colorado Educational & Cultural Facilities Authority Rev. (Science, Technology, Engineering and Math School Project), 5.125%, 11/01/2049	1,530,000	1,544,608
Colorado Educational & Cultural Facilities Authority Rev. (Stargate Charter School Project), “A”, 5%, 12/01/2038	1,665,000	1,825,264
Colorado Educational & Cultural Facilities Authority Rev. (Stargate Charter School Project), “A”, 4%, 12/01/2048	4,310,000	4,315,506
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2038	295,000	320,356
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2048	350,000	374,588
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2053	365,000	389,449
Colorado Educational & Cultural Facilities Authority Rev. (University Lab School Project), 5%, 12/15/2035	2,000,000	2,075,838
Colorado Educational & Cultural Facilities Authority Rev. (University Lab School Project), 5%, 12/15/2045	2,675,000	2,744,675
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Thomas MacLaren State Charter School Project), “A”, 5%, 6/01/2035	570,000	641,750
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Thomas MacLaren State Charter School Project), “A”, 5%, 6/01/2040	840,000	930,996
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Thomas MacLaren State Charter School Project), “A”, 5%, 6/01/2050	3,440,000	3,760,274
Colorado Educational & Cultural Facilities Authority, Charter School Refunding Rev. (Windsor Charter Academy Project), 4%, 9/01/2050	515,000	514,727

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Educational & Cultural Facilities Authority, Charter School Refunding Rev. (Windsor Charter Academy Project), 4%, 9/01/2055	$925,000	$920,249
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (Aspen View Academy Project), 4%, 5/01/2036	175,000	165,731
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (Aspen View Academy Project), 4%, 5/01/2041	175,000	159,343
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (Aspen View Academy Project), 4%, 5/01/2051	350,000	299,514
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (Aspen View Academy Project), 4%, 5/01/2061	610,000	501,664
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (New Summit Charter Academy Project), “A”, 4%, 7/01/2031 (n)	450,000	431,377
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (New Summit Charter Academy Project), “A”, 4%, 7/01/2041 (n)	600,000	529,148
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (New Summit Charter Academy Project), “A”, 4%, 7/01/2051 (n)	715,000	590,152
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (New Summit Charter Academy Project), “A”, 4%, 7/01/2061 (n)	2,030,000	1,605,345
Colorado Health Facilities Authority Rev. (American Baptist Homes), 8%, 8/01/2043	2,975,000	3,044,910
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2042	2,635,000	2,277,436
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	2,000,000	1,939,224
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2037	2,625,000	2,832,185
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “A”, 5%, 12/01/2033 (Prerefunded 12/01/2022)	4,295,000	4,344,504
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 6/01/2043 (Prerefunded 6/01/2023)	825,000	852,346
Colorado Health Facilities Authority Rev. (Frasier Project), “A”, 4%, 5/15/2041 (w)	1,375,000	1,208,572
Colorado Health Facilities Authority Rev. (Frasier Project), “A”, 4%, 5/15/2048 (w)	2,100,000	1,734,973
Colorado Health Facilities Authority, Hospital Rev. (AdventHealth Obligated Group), “A”, 4%, 11/15/2038	4,355,000	4,462,268

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Housing & Finance Authority Rev., Single Family Mortgage Class I, “C”, 4.75%, 5/01/2049 (u)	$5,610,000	$5,859,645
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 5%, 1/15/2030	265,000	294,529
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 5%, 7/15/2030	185,000	206,229
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 5%, 1/15/2031	315,000	352,128
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 5%, 7/15/2031	265,000	295,412
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 5%, 1/15/2032	420,000	467,149
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 5%, 7/15/2032	420,000	466,121
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 4%, 1/15/2033	395,000	405,409
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 4%, 7/15/2033	395,000	406,602
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 4%, 7/15/2034	790,000	805,439
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 4%, 7/15/2036	660,000	669,576
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 4%, 7/15/2038	470,000	473,963
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2047	3,360,000	3,382,603
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2053	3,150,000	3,126,230
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2035	1,070,000	1,111,759
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2036	675,000	700,138
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2040	1,800,000	1,853,412
Denver, CO, Health & Hospital Authority Rev. (550 Acoma, Inc.), COP, 5%, 12/01/2048	2,670,000	2,794,128
Denver, CO, Health & Hospital Authority Rev., “A”, 5%, 12/01/2039	3,660,000	3,711,228
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/2045	795,000	806,655
Garfield & Mesa Counties, CO, Grand River Hospital District Rev., AGM, 5.25%, 12/01/2035	2,000,000	2,221,325

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Loretto Heights, CO, Community Authority Special Rev., 4.875%, 12/01/2051 (n)	$14,945,000	$12,663,402
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 11/15/2028	6,860,000	7,755,019
Tallyn's Reach, CO, Metropolitan District No. 3, 5%, 12/01/2033 (Prerefunded 12/01/2023)	358,000	372,014
		$107,648,795
Connecticut - 0.8%
Connecticut Health & Educational Facilities Authority Rev. (Griffin Hospital), “G-1”, 5%, 7/01/2039 (n)	$900,000	$943,003
Connecticut Health & Educational Facilities Authority Rev. (Griffin Hospital), “G-1”, 5%, 7/01/2050 (n)	2,250,000	2,307,653
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2043	8,535,000	8,781,870
Connecticut Health & Educational Facilities Authority Rev. (McLean Issue), “A”, 5%, 1/01/2030 (n)	500,000	523,602
Connecticut Health & Educational Facilities Authority Rev. (McLean Issue), “A”, 5%, 1/01/2045 (n)	1,500,000	1,529,847
Connecticut Health & Educational Facilities Authority Rev. (McLean Issue), “A”, 5%, 1/01/2055 (n)	2,800,000	2,835,623
Connecticut Health & Educational Facilities Authority Rev. (McLean Issue), “B-2”, 2.75%, 1/01/2026 (n)	340,000	331,963
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2031	2,830,000	3,110,455
Mohegan Tribal Finance Authority, CT, Economic Development Bonds, 7%, 2/01/2045 (n)	18,395,000	18,642,155
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2031 (n)	155,000	150,023
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2036 (n)	255,000	240,584
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2041 (n)	300,000	273,729
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2051 (n)	860,000	746,196
University of Connecticut, General Obligation, “A”, 5%, 1/15/2034	2,940,000	3,211,506
		$43,628,209

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Delaware - 0.3%
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 4.625%, 9/01/2034 (Prerefunded 9/01/2024)	$1,105,000	$1,166,427
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 5%, 9/01/2044 (Prerefunded 9/01/2024)	1,030,000	1,095,754
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 5%, 9/01/2049 (Prerefunded 9/01/2024)	1,210,000	1,287,245
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), “A”, 5%, 9/01/2036	285,000	296,797
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), “A”, 5%, 9/01/2046	620,000	637,677
Delaware Economic Development Authority, Charter School Rev. (Aspira of Delaware Charter Operations, Inc. Project), “A”, 5%, 6/01/2036	920,000	944,429
Delaware Economic Development Authority, Charter School Rev. (Aspira of Delaware Charter Operations, Inc. Project), “A”, 5%, 6/01/2046	1,635,000	1,662,795
Delaware Health Facilities Authority Rev. (Beebe Medical Center Project), 5%, 6/01/2043	4,230,000	4,452,649
Delaware Health Facilities Authority Rev. (Beebe Medical Center Project), 5%, 6/01/2048	2,115,000	2,213,326
Kent County, DE, Student Housing and Dining Facility Rev. (CHF-Dover LLC-Delaware State University Project), “A”, 5%, 7/01/2040	750,000	750,671
Kent County, DE, Student Housing and Dining Facility Rev. (CHF-Dover LLC-Delaware State University Project), “A”, 5%, 7/01/2048	1,025,000	996,096
Kent County, DE, Student Housing and Dining Facility Rev. (CHF-Dover LLC-Delaware State University Project), “A”, 5%, 7/01/2058	1,165,000	1,110,873
Kent County, DE, Student Housing and Dining Facility Rev. (CHF-Dover, LLC-Delaware State University Project), “A”, 5%, 7/01/2053	895,000	862,251
		$17,476,990

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
District of Columbia - 0.5%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2039 (n)	$2,090,000	$2,139,345
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2049 (n)	1,330,000	1,348,125
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2051 (n)	1,000,000	1,017,460
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2056 (n)	1,680,000	1,697,830
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2061 (n)	1,100,000	1,109,423
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2030	1,745,000	1,750,200
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2035	5,605,000	5,621,423
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2045	9,810,000	9,838,581
District of Columbia, Tobacco Settlement, 6.75%, 5/15/2040	885,000	909,653
Metropolitan Washington, D.C., Airport Authority, Dulles Toll Road Rev. (Dulles Metrorail and Capital Improvement Projects), “A”, AGM, 4%, 10/01/2052	2,670,000	2,672,377
		$28,104,417
Florida - 6.4%
Alachua County, FL, Health Facilities Authority, Continuing Care Rev. (Oak Hammock at the University of Florida, Inc.), “A”, 8%, 10/01/2032 (Prerefunded 10/01/2022)	$1,250,000	$1,287,862
Alachua County, FL, Health Facilities Authority, Continuing Care Rev. (Oak Hammock at the University of Florida, Inc.), “A”, 8%, 10/01/2042 (Prerefunded 10/01/2022)	2,000,000	2,060,580
Alachua County, FL, Health Facilities Authority, Continuing Care Rev. (Oak Hammock at the University of Florida, Inc.), “A”, 8%, 10/01/2046 (Prerefunded 10/01/2022)	1,000,000	1,030,290
Alachua County, FL, Health Facilities Authority, Health Facilities Rev. (Shands Teaching Hospital and Clinics, Inc. at the University of Florida), “B-1”, 5%, 12/01/2035	1,330,000	1,446,473
Alachua County, FL, Health Facilities Authority, Health Facilities Rev. (Shands Teaching Hospital and Clinics, Inc. at the University of Florida), “B-1”, 5%, 12/01/2036	2,260,000	2,446,670
Arborwood Community Development District, FL, Capital Improvement Refunding Rev. (Subordinate Lien), “A-2”, 4.125%, 5/01/2023	125,000	125,453

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Arborwood Community Development District, FL, Capital Improvement Refunding Rev. (Subordinate Lien), “A-2”, 4.625%, 5/01/2028	$685,000	$697,664
Arborwood Community Development District, FL, Capital Improvement Refunding Rev. (Subordinate Lien), “A-2”, 5%, 5/01/2036	865,000	877,616
Arborwood Community Development District, FL, Capital Improvement Rev., “A-1”, 6.9%, 5/01/2036	240,000	240,511
Arborwood Community Development District, FL, Capital Improvement Rev., “B”, 6.9%, 5/01/2036	20,000	19,962
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.375%, 5/01/2030	690,000	717,752
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.5%, 5/01/2033	320,000	330,673
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.6%, 5/01/2034	1,355,000	1,401,012
Capital Region Community Development District, FL, Capital Improvement Rev., “A-1”, 4.125%, 5/01/2023	105,000	105,371
Capital Region Community Development District, FL, Capital Improvement Rev., “A-1”, 4.625%, 5/01/2028	400,000	407,573
Capital Region Community Development District, FL, Capital Improvement Rev., “A-1”, 5.125%, 5/01/2039	2,735,000	2,778,292
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 5.5%, 5/15/2025 (a)(d)(z)	300,000	192,000
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.25%, 5/15/2035 (a)(d)(z)	300,000	192,000
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 7.75%, 5/15/2035 (a)(d)(z)	1,055,000	675,200
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 8.125%, 5/15/2044 (a)(d)(z)	10,590,000	6,777,600
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.5%, 5/15/2049 (a)(d)(z)	805,000	515,200
Creekside Community Development District, FL, Special Assessment, 5.2%, 5/01/2038 (a)(d)	1,400,000	630,000
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2024	575,000	603,294
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2025	670,000	714,833

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2035 (Prerefunded 6/01/2025)	$1,650,000	$1,793,891
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2036	825,000	870,977
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2046 (Prerefunded 6/01/2025)	5,415,000	5,887,223
Florida Capital Trust Agency, Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 4.5%, 6/15/2028 (n)	1,095,000	1,103,818
Florida Capital Trust Agency, Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 5.375%, 6/15/2038 (n)	1,005,000	1,018,802
Florida Capital Trust Agency, Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 5.375%, 6/15/2048 (n)	1,700,000	1,696,347
Florida Capital Trust Agency, Educational Facilities Rev. (Imagine School at North Manatee Project), “A”, 3.25%, 6/01/2031 (n)	240,000	211,087
Florida Capital Trust Agency, Educational Facilities Rev. (Imagine School at North Manatee Project), “A”, 5%, 6/01/2041 (n)	325,000	316,470
Florida Capital Trust Agency, Educational Facilities Rev. (Imagine School at North Manatee Project), “A”, 5%, 6/01/2056 (n)	900,000	835,060
Florida Capital Trust Agency, Educational Facilities Rev. (Imagine School at North Manatee Project), “C”, 5%, 6/01/2041 (n)	230,000	223,963
Florida Capital Trust Agency, Educational Facilities Rev. (Imagine School at North Manatee Project), “C”, 5%, 6/01/2056 (n)	520,000	482,479
Florida Capital Trust Agency, Educational Facilities Rev. (Liza Jackson Preparatory School, Inc. Project), “A”, 4%, 8/01/2030	115,000	117,100
Florida Capital Trust Agency, Educational Facilities Rev. (Liza Jackson Preparatory School, Inc. Project), “A”, 5%, 8/01/2040	165,000	173,645
Florida Capital Trust Agency, Educational Facilities Rev. (Liza Jackson Preparatory School, Inc. Project), “A”, 5%, 8/01/2055	515,000	531,154
Florida Capital Trust Agency, Educational Facilities Rev. (Renaissance Charter School, Inc. Project), “A”, 5%, 6/15/2039 (n)	3,090,000	3,107,079
Florida Capital Trust Agency, Educational Facilities Rev. (Renaissance Charter School, Inc. Project), “A”, 5%, 6/15/2049 (n)	11,995,000	11,871,802
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 4%, 10/15/2029 (n)	450,000	447,751
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2037 (n)	510,000	517,659
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2039 (n)	1,130,000	1,142,808

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2047 (n)	$1,180,000	$1,180,447
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2049 (n)	1,860,000	1,857,115
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2052 (n)	1,295,000	1,286,911
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2054 (n)	1,345,000	1,332,141
Florida Development Finance Corp. Educational Facilities Rev. (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), “A”, 3%, 7/01/2031 (n)	175,000	156,611
Florida Development Finance Corp. Educational Facilities Rev. (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), “A”, 4%, 7/01/2051 (n)	1,005,000	848,105
Florida Development Finance Corp. Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 6.25%, 6/15/2036 (n)	1,155,000	1,240,815
Florida Development Finance Corp. Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 6.375%, 6/15/2046 (n)	1,980,000	2,110,367
Florida Development Finance Corp. Educational Facilities Rev. (Imagine School at Broward Project), “A”, 5%, 12/15/2034 (n)	525,000	550,872
Florida Development Finance Corp. Educational Facilities Rev. (Imagine School at Broward Project), “A”, 5%, 12/15/2039 (n)	610,000	633,725
Florida Development Finance Corp. Educational Facilities Rev. (Imagine School at Broward Project), “A”, 5%, 12/15/2049 (n)	4,340,000	4,436,613
Florida Development Finance Corp. Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2052	1,135,000	1,171,625
Florida Development Finance Corp. Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2056	1,660,000	1,705,481
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6.125%, 6/15/2044	5,000,000	5,151,949
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “C”, 4%, 9/15/2030 (n)	240,000	232,857
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “C”, 5%, 9/15/2040 (n)	550,000	553,918
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “C”, 5%, 9/15/2050 (n)	1,080,000	1,068,675
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2035	175,000	167,248
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2045	320,000	284,566

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2055	$445,000	$376,148
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A-1”, 5%, 7/01/2042	220,000	227,814
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A-1”, 5%, 7/01/2051	200,000	204,782
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A-1”, 5%, 2/01/2057	235,000	237,958
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6%, 6/15/2037 (n)	1,510,000	1,511,131
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6.125%, 6/15/2047 (n)	4,365,000	4,263,923
Florida Development Finance Corp. Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2031 (n)	430,000	420,965
Florida Development Finance Corp. Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2035 (n)	330,000	316,396
Florida Development Finance Corp. Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2051 (n)	11,890,000	10,703,981
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2036 (n)	2,110,000	1,868,089
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 5.125%, 6/01/2040 (n)	3,760,000	3,819,100
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2041 (n)	2,730,000	2,307,382
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2046 (n)	3,755,000	3,028,830
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 5.25%, 6/01/2050 (n)	7,500,000	7,590,644
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2055 (n)	840,000	643,205
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “B-1”, 2.375%, 6/01/2027 (n)	435,000	400,065

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “B-2”, 1.75%, 6/01/2026 (n)	$435,000	$403,774
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2031	1,235,000	1,344,204
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2033	1,700,000	1,825,250
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2034	1,395,000	1,488,539
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2035	780,000	829,991
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2036	1,070,000	1,135,640
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2037	1,490,000	1,437,459
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2038	2,030,000	1,943,075
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2039	2,420,000	2,302,423
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2044	2,625,000	2,414,793
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.5%, 6/01/2033 (n)	2,220,000	2,200,150
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.75%, 6/01/2038 (n)	2,070,000	2,071,960
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 5%, 6/01/2048 (n)	3,195,000	3,212,428
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, 4%, 7/01/2049 (u)	3,065,000	3,136,077
Florida Mid-Bay Bridge Authority Rev., “A”, 5%, 10/01/2035	5,000,000	5,202,350
Hillsborough County FL, Industrial Development Authority, Hospital Rev. (Tampa General Hospital Project), “A”, 4%, 8/01/2055	2,315,000	2,147,727
Jacksonville, FL, Cypress Bluff Community Development District, 3.75%, 5/01/2024	440,000	440,979
Jacksonville, FL, Cypress Bluff Community Development District, 4.125%, 5/01/2029	1,270,000	1,282,122
Jacksonville, FL, Cypress Bluff Community Development District, 4.9%, 5/01/2039	3,600,000	3,663,879
Jacksonville, FL, Cypress Bluff Community Development District, 5.1%, 5/01/2048	2,600,000	2,632,350
Jacksonville, FL, Educational Facilities Rev. (Jacksonville University Project), “B”, 5%, 6/01/2053 (n)	2,345,000	2,351,893

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Jacksonville, FL, Electric Authority Systems Rev., “B”, 5%, 10/01/2032	$3,325,000	$3,714,394
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.25%, 5/01/2025	415,000	419,665
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2035	1,295,000	1,309,934
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2045	2,305,000	2,315,415
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood National and Polo Run Projects), 5.375%, 5/01/2047	2,825,000	2,870,476
Legends Bay Community Development District, FL, “A”, 5.875%, 5/01/2038	1,030,000	1,030,792
Live Oak Lake Community Development District, FL, Capital Improvement Rev., 4.5%, 5/01/2036	3,955,000	3,965,574
Live Oak Lake Community Development District, FL, Capital Improvement Rev., 4.625%, 5/01/2047	2,720,000	2,674,214
Marshall Creek, FL, Community Development District Rev. (St. John's County), “A”, 5%, 5/01/2032	1,365,000	1,378,311
Martin County, FL, Health Facilities Authority Hospital Rev. (Cleveland Clinic Health System), “A”, 4%, 1/01/2046	3,540,000	3,523,404
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/2039	1,000,000	1,027,174
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), “B”, 4%, 11/15/2046	2,000,000	1,966,019
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), “B”, 4%, 11/15/2051	2,530,000	2,438,835
Miami-Dade County, FL, Aviation Refunding Rev., “A”, 4%, 10/01/2034	840,000	857,189
Miami-Dade County, FL, Aviation Refunding Rev., “A”, 4%, 10/01/2035	840,000	855,048
Miami-Dade County, FL, Aviation Refunding Rev., “A”, 4%, 10/01/2039	880,000	889,995
Miami-Dade County, FL, Aviation Refunding Rev., “A”, 4%, 10/01/2041	790,000	793,020
Miami-Dade County, FL, Industrial Development Authority Rev. (Doral Academy Project), 5%, 1/15/2032	1,000,000	1,042,722
Miami-Dade County, FL, Industrial Development Authority Rev. (Doral Academy Project), 5%, 1/15/2037	1,215,000	1,246,484
Miami-Dade County, FL, Industrial Development Authority Rev. (Doral Academy Project), 5%, 1/15/2048	4,185,000	4,227,397
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5%, 9/15/2024	205,000	209,520

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5.25%, 9/15/2044	$2,895,000	$2,971,347
Miami-Dade County, FL, Rickenbacker Causeway Rev., 5%, 10/01/2043	2,000,000	2,044,369
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2029	1,200,000	1,209,380
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2037	740,000	742,873
Midtown Miami, FL, Community Development District Special Assessment (Parking Garage Project), “A”, 5%, 5/01/2037	1,055,000	1,059,096
Naturewalk Community Development District, FL, Capital Improvement Rev., “B”, 5.3%, 5/01/2016 (a)(d)	1,575,000	567,000
North Broward, FL, Hospital District Rev. (Broward Health), “B”, 5%, 1/01/2042	7,340,000	7,624,915
Okeechobee County, FL, Solid Waste Disposal Rev. (Waste Management, Inc./Okeechobee Landfill Project), “A”, 0.55%, 7/01/2039 (Put Date 7/01/2024)	1,475,000	1,399,834
Orlando, FL, Senior Tourist Development Tax Refunding Rev. (6th Cent Contract Payments), “A”, AGM, 5%, 11/01/2034	405,000	449,023
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), “A-1”, 5%, 10/01/2044	1,000,000	1,052,789
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), “A-1”, 5%, 10/01/2049	1,295,000	1,353,558
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2035	700,000	392,890
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2036	840,000	447,935
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2037	320,000	162,432
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2038	980,000	472,556
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2039	1,180,000	539,049
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2040	1,265,000	548,743

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2041	$1,405,000	$576,546
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2042	1,125,000	437,535
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2043	1,545,000	568,914
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2044	1,685,000	587,946
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2045	1,965,000	648,887
OTC Community Development District, FL, Special Assessment, “A”, 5.3%, 5/01/2038	3,335,000	3,340,428
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (BRRH Corp. Obligated Group), 5%, 12/01/2031 (Prerefunded 12/01/2024)	1,000,000	1,074,450
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2047	940,000	980,238
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2052	1,220,000	1,266,701
Palm Beach County, FL, Health Facilities Authority Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), “B”, 5%, 11/15/2042	985,000	1,061,823
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion), “A”, 5%, 6/01/2055	2,770,000	2,796,300
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion), “B-1”, 3%, 6/01/2027	1,000,000	940,465
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion), “B-2”, 2.625%, 6/01/2025	3,610,000	3,469,881
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4%, 6/01/2031	860,000	810,905
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4%, 6/01/2036	1,380,000	1,251,043

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4%, 6/01/2041	$1,450,000	$1,264,704
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.25%, 6/01/2056	2,820,000	2,387,478
Palm Beach County, FL, Provident Group Rev. (Lynn University Housing Project), “A”, 4.25%, 6/01/2031 (n)	1,500,000	1,437,970
Palm Beach County, FL, Provident Group Rev. (Lynn University Housing Project), “A”, 5%, 6/01/2057 (n)	18,845,000	18,857,029
Palm Beach County, FL, Provident Group Rev., Taxable (Lynn University Housing Project), “B”, 5%, 6/01/2027 (n)	1,120,000	1,080,397
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.1%, 5/01/2026	400,000	405,690
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.7%, 5/01/2036	1,370,000	1,383,808
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.875%, 5/01/2047	2,520,000	2,532,474
Pasco County, FL, Concord Station Community Development District, “A-1”, 3.5%, 5/01/2032	1,435,000	1,427,280
Pasco County, FL, Concord Station Community Development District, “A-1”, 3.625%, 5/01/2035	865,000	854,236
Pasco County, FL, Concord Station Community Development District, “A-1”, 3.75%, 5/01/2046	1,000,000	948,470
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.3%, 5/01/2039	990,000	1,018,395
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.4%, 5/01/2049	1,270,000	1,298,226
Pasco County, FL, Estancia at Wiregrass Community Development District, Capital Improvement, 5.25%, 11/01/2035	430,000	438,004
Pasco County, FL, Estancia at Wiregrass Community Development District, Capital Improvement, 7%, 11/01/2045	1,995,000	2,172,094
Pasco County, FL, Estancia at Wiregrass Community Development District, Capital Improvement, 5.375%, 11/01/2046	375,000	380,381
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), 4%, 9/01/2050	4,195,000	3,906,658
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), “A”, 4%, 9/01/2051	2,280,000	2,102,996
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), “A”, 4%, 9/01/2056	3,010,000	2,714,969
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), “B-2”, 1.45%, 1/01/2027	810,000	739,193

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Sarasota County, FL, Health Facility Authority Retirement Facility Improvement Rev. (Village on the Isle Project), “A”, 5%, 1/01/2047	$1,020,000	$1,019,955
Sarasota County, FL, Health Facility Authority Retirement Facility Improvement Rev. (Village on the Isle Project), “A”, 5%, 1/01/2052	1,875,000	1,860,634
Seminole County, FL, Industrial Development Authority, Educational Facilities Rev. (Galileo Schools for Gifted Learning Project), “A”, 4%, 6/15/2036 (n)	315,000	289,378
Seminole County, FL, Industrial Development Authority, Educational Facilities Rev. (Galileo Schools for Gifted Learning Project), “A”, 4%, 6/15/2041 (n)	425,000	376,790
Seminole County, FL, Industrial Development Authority, Educational Facilities Rev. (Galileo Schools for Gifted Learning Project), “A”, 4%, 6/15/2051 (n)	505,000	419,511
Seminole County, FL, Industrial Development Authority, Educational Facilities Rev. (Galileo Schools for Gifted Learning Project), “A”, 4%, 6/15/2056 (n)	1,310,000	1,055,459
St. John's & Duval County, FL, Tolomato Community Development District Special Assessment Refunding, “A-2”, 3.5%, 5/01/2024 (n)	320,000	320,809
St. John's & Duval County, FL, Tolomato Community Development District Special Assessment Refunding, “A-2”, 3.85%, 5/01/2029 (n)	700,000	700,897
St. John's & Duval County, FL, Tolomato Community Development District Special Assessment Refunding, “A-2”, 4.25%, 5/01/2037 (n)	1,000,000	978,827
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2027	110,000	106,632
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2028	105,000	100,432
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2029	120,000	113,239
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2030	105,000	98,227
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2031	110,000	101,768
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2036	525,000	461,264
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2041	390,000	324,479
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2046	390,000	310,191

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2050	$380,000	$294,514
Sterling Hill Community Development District, FL, Capital Improvement Rev., “B”, 5.5%, 11/01/2010 (d)	498,908	269,410
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2026	155,000	160,646
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2029	145,000	149,524
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/2034	315,000	323,767
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/2044	935,000	958,281
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2040	5,935,000	6,135,201
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2044	2,695,000	2,770,770
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2055	6,100,000	6,248,315
Tampa, FL (University of Tampa Project), 5%, 4/01/2040	965,000	996,221
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2034	1,570,000	1,006,594
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2035	865,000	528,645
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2036	1,340,000	779,789
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2037	630,000	348,293
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2038	865,000	455,966
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2039	865,000	434,207

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2040	$1,180,000	$563,367
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2041	525,000	236,465
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2042	525,000	222,096
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 4%, 7/01/2038	340,000	344,559
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 4%, 7/01/2039	345,000	348,821
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2040	525,000	575,920
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 4%, 7/01/2045	1,835,000	1,826,244
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2050	3,715,000	3,984,822
Trout Creek Community Development District, FL, Capital Improvement Rev., 5.5%, 5/01/2035	2,255,000	2,296,410
Trout Creek Community Development District, FL, Capital Improvement Rev., 5.625%, 5/01/2045	3,980,000	4,039,713
Wiregrass Community Development District, FL, Capital Improvement Rev., 5.375%, 5/01/2035	385,000	393,299
Wiregrass Community Development District, FL, Capital Improvement Rev., 4.875%, 5/01/2036	915,000	928,604
Wiregrass Community Development District, FL, Capital Improvement Rev., 5.625%, 5/01/2045	1,000,000	1,020,166
Wiregrass Community Development District, FL, Capital Improvement Rev., 5%, 5/01/2047	1,695,000	1,708,803
		$343,924,322
Georgia - 0.7%
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “B”, 3.625%, 1/01/2031 (n)	$2,175,000	$2,000,940
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “B”, 5%, 1/01/2036 (n)	1,995,000	1,981,333
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “B”, 5%, 1/01/2054 (n)	6,200,000	5,671,261
Cobb County, GA, Development Authority, Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2030	580,000	597,131

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - continued
Cobb County, GA, Development Authority, Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2033	$1,025,000	$1,048,671
Cobb County, GA, Development Authority, Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2038	1,100,000	1,119,283
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2031	325,000	367,736
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2032	365,000	381,658
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2034	385,000	396,469
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2036	340,000	348,145
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2037	350,000	387,763
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2038	370,000	408,794
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2039	320,000	324,931
Fulton County, GA, Development Authority Hospital Rev. (WellStar Health System, Inc. Project), “A”, 4%, 4/01/2050	3,705,000	3,672,351
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A-1”, 4%, 6/01/2044	140,000	141,396
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2028	2,245,000	2,518,862
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), “A”, 5%, 1/01/2056	2,580,000	2,720,417
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), “A”, 5%, 1/01/2063	2,580,000	2,720,418
Georgia Municipal Electric Authority (Project One), “A”, 5%, 1/01/2044	3,880,000	4,106,790
Georgia Private Colleges & Universities Authority Rev. (Mercer University Project), “C”, 5.25%, 10/01/2027	920,000	925,773
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2035	380,000	376,295
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2036	415,000	409,357
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2037	285,000	279,671

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - continued
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5.5%, 8/15/2054 (Prerefunded 2/15/2025)	$3,465,000	$3,786,054
		$36,691,499
Guam - 0.5%
Guam Education Financing Foundation (Guam Public School Facilities Project), “B”, COP, 5%, 10/01/2026 (n)	$12,905,000	$13,104,504
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029	400,000	435,899
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	300,000	328,387
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	400,000	440,284
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	1,710,000	1,595,743
Guam Government Department of Education (John F. Kennedy High School Energy Efficiency Project), “A”, COP, 3.625%, 2/01/2025	995,000	970,406
Guam Government Department of Education (John F. Kennedy High School Energy Efficiency Project), “A”, COP, 4.25%, 2/01/2030	1,750,000	1,762,899
Guam Government Department of Education (John F. Kennedy High School Energy Efficiency Project), “A”, COP, 5%, 2/01/2040	2,375,000	2,423,910
Guam Government, Hotel Occupancy Tax Rev., “A”, 5%, 11/01/2027	250,000	269,975
Guam Government, Hotel Occupancy Tax Rev., “A”, 5%, 11/01/2028	250,000	271,394
Guam Government, Hotel Occupancy Tax Rev., “A”, 5%, 11/01/2029	325,000	354,801
Guam Government, Hotel Occupancy Tax Rev., “A”, 5%, 11/01/2030	250,000	273,683
Guam Government, Hotel Occupancy Tax Rev., “A”, 5%, 11/01/2035	1,000,000	1,076,554
Guam Government, Hotel Occupancy Tax Rev., “A”, 5%, 11/01/2040	1,000,000	1,062,418
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 3.839%, 10/01/2036	930,000	840,295
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 4.46%, 10/01/2043	1,070,000	943,073
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	355,000	375,158

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Guam - continued
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	$1,620,000	$1,695,374
		$28,224,757
Hawaii - 0.1%
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2030 (n)	$1,960,000	$1,974,080
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2035 (n)	1,125,000	1,124,950
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2045 (n)	1,140,000	1,091,075
Hawaii Harbor System Rev., “A”, 4%, 7/01/2033	525,000	564,285
Hawaii Harbor System Rev., “A”, 4%, 7/01/2034	460,000	486,977
Hawaii Harbor System Rev., “A”, 4%, 7/01/2035	330,000	345,975
		$5,587,342
Idaho - 0.1%
Idaho Health Facilities Authority Rev. (Madison Memorial Hospital Project), 5%, 9/01/2037	$830,000	$867,968
Idaho Health Facilities Authority Rev. (St. Luke's Health System Project), “A”, 4%, 3/01/2038	3,880,000	3,923,404
Idaho Housing and Finance Association Nonprofit Facilities Rev. (Compass Public Charter School, Inc. Project), “A”, 4.625%, 7/01/2029 (n)	175,000	182,061
Idaho Housing and Finance Association Nonprofit Facilities Rev. (Compass Public Charter School, Inc. Project), “A”, 6%, 7/01/2039 (n)	1,100,000	1,204,497
Idaho Housing and Finance Association Nonprofit Facilities Rev. (Compass Public Charter School, Inc. Project), “A”, 6%, 7/01/2049 (n)	515,000	556,084
Idaho Housing and Finance Association Nonprofit Facilities Rev. (Compass Public Charter School, Inc. Project), “A”, 6%, 7/01/2054 (n)	565,000	608,552
		$7,342,566
Illinois - 11.2%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$12,665,000	$11,971,732
Burbank, IL, Educational Facility Rev. (Intercultural Montessori Language School Project), “A”, 6%, 9/01/2035 (n)	2,170,000	2,224,919
Burbank, IL, Educational Facility Rev. (Intercultural Montessori Language School Project), “A”, 6.25%, 9/01/2045 (n)	3,565,000	3,643,668
Chicago, IL, “A”, 5.5%, 1/01/2039	2,380,000	2,476,589
Chicago, IL, “C”, 5%, 1/01/2026	1,960,000	2,088,325

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2022	$1,810,000	$1,794,968
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2028	12,640,000	10,286,445
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2029	4,250,000	3,314,562
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2030	1,835,000	1,368,219
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2023	1,020,000	983,913
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2026	4,335,000	3,816,184
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2028	5,515,000	4,488,113
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2033	380,000	400,376
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2033	280,000	297,178
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2036	1,110,000	1,163,893
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2037	1,115,000	1,166,759
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2042	2,015,000	2,093,583
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2046	2,755,000	2,848,612
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 6%, 4/01/2046	19,865,000	21,504,625
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	4,865,000	4,504,620
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2027	3,270,000	3,675,015
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2028	1,550,000	1,762,145
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2029	1,030,000	1,184,375
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2030	775,000	899,807
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2031	2,135,000	2,500,297
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2030	3,910,000	4,278,639

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2031	$7,500,000	$8,173,947
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2032	6,425,000	6,976,906
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 5%, 12/01/2034	1,250,000	1,329,739
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 5%, 12/01/2035	1,500,000	1,592,615
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 5%, 12/01/2042	14,200,000	14,209,693
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 7%, 12/01/2046 (n)	7,105,000	8,101,937
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2029	1,230,000	1,354,423
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2030	800,000	875,425
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2031	800,000	871,888
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2032	800,000	868,720
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2033	715,000	773,563
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2034	715,000	771,484
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2035	515,000	554,622
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2036	1,215,000	1,195,627
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2039	1,920,000	1,865,328
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2040	1,255,000	1,213,202
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2041	2,270,000	2,184,316
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “G”, 5%, 12/01/2034	5,735,000	6,062,880

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2036	$8,650,000	$9,114,686
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2046	10,610,000	11,012,863
Chicago, IL, Capital Appreciation “A”, NPFG, 0%, 1/01/2027	2,610,000	2,260,931
Chicago, IL, City Colleges of Chicago Capital Improvement Project, Capital Appreciation, NPFG, 0%, 1/01/2027	3,180,000	2,754,697
Chicago, IL, General Obligation (Neighborhood Alive 21 Program), “B”, 5.5%, 1/01/2037	2,680,000	2,793,666
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	1,045,000	1,096,892
Chicago, IL, General Obligation, “A”, 5%, 1/01/2027	3,365,000	3,625,325
Chicago, IL, General Obligation, “A”, 5%, 1/01/2028	760,000	825,125
Chicago, IL, General Obligation, “A”, 5%, 1/01/2029	8,860,000	9,638,563
Chicago, IL, General Obligation, “A”, 5%, 1/01/2031	780,000	836,831
Chicago, IL, General Obligation, “A”, 5%, 1/01/2032	23,735,000	25,418,191
Chicago, IL, General Obligation, “A”, 5%, 1/01/2033	12,000,000	12,796,391
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2035	2,925,000	3,201,478
Chicago, IL, General Obligation, “A”, 5%, 1/01/2039	4,170,000	4,387,803
Chicago, IL, General Obligation, “A”, 5%, 1/01/2040	800,000	840,233
Chicago, IL, General Obligation, “A”, 5%, 1/01/2044	12,975,000	13,528,464
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2049	16,030,000	17,153,264
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2033	1,630,000	1,703,265
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2040	1,100,000	1,143,723
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	8,225,000	8,538,443
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), “A”, 4%, 6/15/2052	985,000	924,489
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B”, BAM, 0%, 12/15/2054	11,735,000	2,719,762
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2046	15,000,000	5,232,824
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2047	29,475,000	9,807,960
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2026	3,390,000	3,051,033
Chicago, IL, Metropolitan Pier & Exposition Authority Rev. (McCormick Place Expansion Project), Capital Appreciation, “A”, AGM, 0%, 12/15/2056	5,495,000	1,155,754
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2033	745,000	793,603

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2038	$2,065,000	$2,170,307
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2048	6,550,000	6,770,983
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2032	675,000	683,179
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2033	335,000	338,965
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 1/01/2043	1,350,000	1,365,356
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2048	4,695,000	4,948,312
Chicago, IL, Transit Authority Second Lien Sales Tax Rev., “A”, 5%, 12/01/2045	1,955,000	2,136,210
Chicago, IL, Transit Authority Second Lien Sales Tax Rev., “A”, 5%, 12/01/2055	1,805,000	1,946,181
Cook County, IL, General Obligation Refunding, 5%, 11/15/2034	835,000	908,560
Cook County, IL, General Obligation Refunding, 5%, 11/15/2035	3,030,000	3,293,100
Cook County, IL, Sales Tax Rev., “A”, 5%, 11/15/2032	700,000	805,737
Cook County, IL, Sales Tax Rev., “A”, 5%, 11/15/2036	755,000	841,522
Cook County, IL, Sales Tax Rev., “A”, 5%, 11/15/2037	920,000	1,016,455
Cook County, IL, Sales Tax Rev., “A”, 4%, 11/15/2039	1,600,000	1,633,117
Cook County, IL, Sales Tax Rev., “A”, 4%, 11/15/2040	1,465,000	1,489,359
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 3/01/2036	723,000	723,101
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2034 (w)	405,000	424,345
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2038 (w)	500,000	516,705
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2042 (w)	310,000	315,382
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2047 (w)	565,000	570,602
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2052 (w)	490,000	491,594
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2034 (Prerefunded 1/01/2027)	2,000,000	2,264,055
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2035 (Prerefunded 1/01/2027)	2,000,000	2,264,055
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 4.75%, 5/15/2033 (Prerefunded 5/15/2023)	350,000	358,280
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 4.75%, 5/15/2033	2,395,000	2,408,628

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 5.125%, 5/15/2043 (Prerefunded 5/15/2023)	$430,000	$441,528
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 5.125%, 5/15/2043	2,980,000	2,998,607
Illinois Finance Authority Rev. (McKinley Foundation), “A”, 5.125%, 11/01/2055 (n)	3,570,000	3,211,463
Illinois Finance Authority Rev. (Mercy Health Corp.), 5%, 12/01/2040	3,020,000	3,175,265
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5%, 5/15/2041	400,000	391,387
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5%, 5/15/2051	1,000,000	943,214
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5%, 5/15/2056	815,000	759,765
Illinois Finance Authority Rev. (Presence Health Network), 4%, 2/15/2041 (Prerefunded 2/15/2027)	20,000	21,633
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2036	2,625,000	2,840,921
Illinois Finance Authority Rev. (Presence Health Network), “C”, 4%, 2/15/2041 (Prerefunded 2/15/2027)	435,000	470,512
Illinois Finance Authority Rev. (Presence Health Network), “C”, 4%, 2/15/2041	9,405,000	9,500,497
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2041	5,515,000	5,877,194
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 7/01/2043	1,305,000	1,349,329
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2042	640,000	666,070
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2047	1,310,000	1,354,781
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2046	1,005,000	1,039,944
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2049	970,000	1,002,047
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2034	115,000	122,252
Illinois Finance Authority Rev., Taxable (McKinley Foundation), “B”, 7%, 11/01/2037 (n)	1,105,000	1,126,413
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2044	580,000	644,437

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2049	$725,000	$801,132
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2051	580,000	639,893
Illinois Finance Authority, Educational Facility Rev. (Rogers Park Montessori School Project), 6%, 2/01/2034	700,000	716,669
Illinois Finance Authority, Educational Facility Rev. (Rogers Park Montessori School Project), 6.125%, 2/01/2045	1,800,000	1,835,883
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 2.25%, 7/01/2033	610,000	511,448
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	1,050,000	983,377
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF-Chicago LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2028	210,000	215,347
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF-Chicago LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2037	1,415,000	1,424,355
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF-Chicago LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2047	825,000	815,785
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF-Chicago LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2050	415,000	408,284
Illinois Housing Development Authority Rev., “A”, FHLMC, 3.87%, 11/15/2035 (z)	9,098,315	9,250,049
Illinois Housing Development Authority Rev., “B”, FHLMC, 3.87%, 11/15/2035 (z)	3,710,500	3,772,381
Illinois Housing Development Authority Rev., “C”, FHLMC, 3.87%, 11/15/2035 (z)	3,702,592	3,764,341
Illinois Housing Development Authority Rev., “D”, FHLMC, 3.87%, 11/15/2035 (z)	3,378,609	3,434,955
Illinois Housing Development Authority Rev., “E”, FHLMC, 3.87%, 11/15/2035 (z)	2,326,354	2,365,151
Illinois Sales Tax Securitization Corp., “A”, 5%, 1/01/2029	160,000	178,940
Illinois Sales Tax Securitization Corp., “A”, 5%, 1/01/2030	205,000	228,297
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2026	2,300,000	2,504,896

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2028	$4,170,000	$4,691,937
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2036	1,960,000	2,191,084
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2037	2,735,000	3,113,867
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2038	1,315,000	1,320,683
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2039	765,000	766,634
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2040	1,315,000	1,330,018
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 3/01/2034	2,251,000	2,219,917
Macon County, IL, Decatur School District No. 61 General Obligation School Rev., “C”, AGM, 4%, 1/01/2040	1,290,000	1,319,013
Macon County, IL, Decatur School District No. 61 General Obligation School Rev., “C”, AGM, 4%, 1/01/2045	1,610,000	1,624,001
Northern Illinois University, Auxiliary Facilities System Refunding Rev., BAM, 4%, 10/01/2039	445,000	446,729
Northern Illinois University, Auxiliary Facilities System Refunding Rev., BAM, 4%, 10/01/2041	430,000	429,743
Northern Illinois University, Auxiliary Facilities System Refunding Rev., BAM, 4%, 10/01/2043	260,000	256,764
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 4%, 4/01/2036	755,000	762,004
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 4%, 4/01/2038	850,000	854,327
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 4%, 4/01/2040	810,000	811,492
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 4%, 4/01/2041	385,000	384,774
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/2042	1,450,000	1,488,417
Romeoville, IL, Rev. (Lewis University Project), “B”, 5%, 10/01/2039	1,500,000	1,544,503
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2041	1,130,000	1,128,586
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2046	1,120,000	1,095,460
State of Illinois, General Obligation, 5%, 2/01/2025	2,670,000	2,840,880
State of Illinois, General Obligation, 5.25%, 7/01/2028	3,260,000	3,349,408
State of Illinois, General Obligation, 5%, 11/01/2028	2,595,000	2,795,647

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
State of Illinois, General Obligation, 5%, 2/01/2029	$2,820,000	$3,043,768
State of Illinois, General Obligation, 4.125%, 11/01/2031	2,195,000	2,250,386
State of Illinois, General Obligation, 5%, 1/01/2033	300,000	313,468
State of Illinois, General Obligation, 5.5%, 5/01/2039	8,810,000	9,825,377
State of Illinois, General Obligation, 4.5%, 11/01/2039	2,420,000	2,450,162
State of Illinois, General Obligation, 5%, 11/01/2040	10,180,000	10,613,805
State of Illinois, General Obligation, 5.75%, 5/01/2045	9,310,000	10,444,852
State of Illinois, General Obligation, AGM, 4%, 2/01/2030	900,000	932,287
State of Illinois, General Obligation, NPFG, 6%, 11/01/2026	5,315,000	5,800,900
State of Illinois, General Obligation, “A”, 5%, 11/01/2027	12,495,000	13,765,174
State of Illinois, General Obligation, “A”, 5%, 11/01/2028	16,990,000	18,820,010
State of Illinois, General Obligation, “A”, 5%, 3/01/2033	5,000,000	5,509,852
State of Illinois, General Obligation, “A”, 5%, 3/01/2034	2,000,000	2,196,266
State of Illinois, General Obligation, “A”, 5%, 3/01/2035	2,700,000	2,954,861
State of Illinois, General Obligation, “A”, 5%, 3/01/2036	3,250,000	3,543,400
State of Illinois, General Obligation, “A”, 5%, 4/01/2036	2,295,000	2,318,647
State of Illinois, General Obligation, “A”, 5%, 3/01/2046	5,095,000	5,442,613
State of Illinois, General Obligation, “B”, 5%, 10/01/2030	5,000,000	5,596,179
State of Illinois, General Obligation, “B”, 5%, 11/01/2030	3,000,000	3,318,785
State of Illinois, General Obligation, “B”, 5%, 10/01/2031	5,000,000	5,541,655
State of Illinois, General Obligation, “B”, 5%, 12/01/2033	2,000,000	2,212,354
State of Illinois, General Obligation, “B”, 4%, 11/01/2038	1,665,000	1,620,882
State of Illinois, General Obligation, “A”, 5%, 12/01/2024	470,000	498,706
State of Illinois, General Obligation, “A”, 5%, 12/01/2038	1,185,000	1,250,994
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2034	2,930,000	3,027,989
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2036	1,660,000	1,677,499
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2044	1,055,000	1,037,698
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2050	1,205,000	1,162,300
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2043	8,455,000	8,909,690
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2048	8,460,000	8,872,508
		$606,261,622

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Indiana - 1.0%
Indiana Finance Authority Refunding Rev., Taxable (BHI Senior Living), “B”, 3.21%, 11/15/2028	$785,000	$723,705
Indiana Finance Authority Refunding Rev., Taxable (BHI Senior Living), “B”, 3.26%, 11/15/2029	930,000	852,682
Indiana Finance Authority Refunding Rev., Taxable (BHI Senior Living), “B”, 3.3%, 11/15/2030	720,000	657,576
Indiana Finance Authority Refunding Rev., Taxable (BHI Senior Living), “B”, 3.39%, 11/15/2031	570,000	519,175
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2030	460,000	474,435
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2039	1,155,000	1,177,618
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2035 (Prerefunded 7/01/2023)	2,095,000	2,155,425
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040 (Prerefunded 7/01/2023)	5,350,000	5,504,307
Indiana Finance Authority, Educational Facilities Multipurpose Rev. (KIPP Indianapolis, Inc. Project), “A”, 4%, 7/01/2030	210,000	206,358
Indiana Finance Authority, Educational Facilities Multipurpose Rev. (KIPP Indianapolis, Inc. Project), “A”, 5%, 7/01/2040	340,000	345,902
Indiana Finance Authority, Educational Facilities Multipurpose Rev. (KIPP Indianapolis, Inc. Project), “A”, 5%, 7/01/2055	915,000	917,281
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 5%, 10/01/2030	235,000	262,281
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 5%, 10/01/2032	265,000	293,652
Indiana Finance Authority, Educational Facilities Tax-Exempt Rev. (Marian University Project), 5%, 9/15/2039	1,755,000	1,865,402
Indiana Finance Authority, Educational Facilities Tax-Exempt Rev. (Marian University Project), 4%, 9/15/2044	470,000	444,937
Indiana Finance Authority, Educational Facilities Tax-Exempt Rev. (Marian University Project), 4%, 9/15/2049	460,000	426,266
Indiana Finance Authority, Health Facilities Rev. (Baptist Healthcare System Obligated Group), 5%, 8/15/2051	10,605,000	11,018,009
Indiana Finance Authority, Hospital Rev. (Reid Health), AGM, 4.25%, 1/01/2047	2,460,000	2,474,393
Indiana Housing & Community Development Authority, Single Family Mortgage Rev., “A”, GNMA, 4%, 7/01/2048	1,965,000	2,013,982
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2032	600,000	669,255
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2033	440,000	485,546

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Indiana - continued
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2035	$550,000	$606,809
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2038	1,640,000	1,770,266
Terre Haute, IN, Rev. (Westminster Village), 6%, 8/01/2039	4,600,000	4,601,342
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/2034	4,370,000	4,553,622
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	10,875,000	11,366,000
		$56,386,226
Iowa - 0.7%
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/2032	$715,000	$739,768
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2033	1,095,000	1,112,864
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2038	865,000	874,129
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2048	1,590,000	1,587,655
Iowa Finance Authority, Single Family Mortgage Rev., “A”, FNMA, 4%, 7/01/2047	620,000	635,032
Iowa Higher Education Loan Authority, Private College Facility Rev. (Des Moines University Project), 4.75%, 10/01/2042	775,000	806,859
Iowa Higher Education Loan Authority, Private College Facility Rev. (Des Moines University Project), 5%, 10/01/2047	820,000	860,630
Iowa Higher Education Loan Authority, Private College Facility Rev. (Des Moines University Project), 5.375%, 10/01/2052	910,000	974,233
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	470,000	458,351
Iowa Student Loan Liquidity Corp. Rev., “B”, 3.5%, 12/01/2044	7,710,000	6,651,621
Iowa Tobacco Settlement Authority Asset-Backed, Senior Capital Appreciation, “B-2”, 0%, 6/01/2065	157,900,000	20,966,515
		$35,667,657
Kansas - 0.9%
Coffeyville, KS, Electric Utility System Rev., “B”, NPFG, 5%, 6/01/2038 (Prerefunded 6/01/2025) (n)	$3,600,000	$3,882,873
Coffeyville, KS, Electric Utility System Rev., “B”, NPFG, 5%, 6/01/2042 (Prerefunded 6/01/2025) (n)	1,500,000	1,617,864
Ellis County, KS, Unified School District No. 489 General Obligation, “B”, AGM, 4%, 9/01/2052 (w)	1,560,000	1,536,366
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2036	1,405,000	1,458,454

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kansas - continued
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2041	$615,000	$633,668
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2030	1,085,000	1,129,109
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2032	985,000	1,019,925
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2039	1,280,000	1,310,889
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2043	4,000,000	4,060,892
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2036	1,000,000	931,279
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2046	890,000	770,166
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2052	3,520,000	2,958,003
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2032	1,360,000	1,375,535
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2033	1,430,000	1,443,973
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2034	1,500,000	1,512,711
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2036	1,660,000	1,673,282
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2038	1,835,000	1,838,818
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2044	1,990,000	1,959,313
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2049	4,150,000	4,072,604
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “A”, 6.375%, 5/15/2043	4,165,000	4,214,314
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2033	605,000	598,993
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2038	710,000	693,286

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kansas - continued
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 4.625%, 5/15/2041	$605,000	$546,063
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2047	1,860,000	1,741,954
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “III”, 5%, 5/15/2034	1,750,000	1,726,886
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “IV-A”, 6.5%, 5/15/2048	1,500,000	1,518,376
Wichita, KS, Sales Tax Special Obligations Rev. (K-96 Greenwich Star Bond Project), 4.2%, 9/01/2027	995,000	995,047
Wyandotte County/Kansas City, KS, Unified Government Community Improvement District Sales Tax Rev. (Legends Apartments Garage & West Lawn Project), 4.5%, 6/01/2040	1,350,000	1,299,411
		$48,520,054
Kentucky - 1.7%
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2032	$765,000	$862,164
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2033	760,000	853,459
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2034	870,000	974,027
Henderson, KY, Exempt Facilities Rev. (Pratt Paper LLC Project), “B”, 4.45%, 1/01/2042 (n)	4,005,000	4,035,532
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Baptist Life Communities Project), “A”, 6%, 11/15/2036	2,385,000	2,304,918
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Baptist Life Communities Project), “A”, 6.25%, 11/15/2046	5,105,000	4,854,106
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Baptist Life Communities Project), “A”, 6.375%, 11/15/2051	5,415,000	5,176,423
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Masonic Homes of Kentucky, Inc.), 5.375%, 11/15/2042	2,915,000	2,735,074
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Masonic Homes of Kentucky, Inc.), 5.5%, 11/15/2045	1,325,000	1,243,902
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2037	1,250,000	1,325,266
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2041	13,475,000	14,169,162

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kentucky - continued
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2046	$5,245,000	$5,476,926
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2037	3,040,000	3,202,344
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2041	1,995,000	2,061,880
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5.25%, 6/01/2041	1,555,000	1,623,952
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2045	2,490,000	2,559,476
Kentucky Economic Development Finance Authority Louisville Arena Project Rev. (Louisville Arena Authority, Inc.), “A”, AGM, 5%, 12/01/2045	2,860,000	3,184,152
Kentucky Economic Development Finance Authority Louisville Arena Project Rev. (Louisville Arena Authority, Inc.), “A”, AGM, 5%, 12/01/2047	1,605,000	1,619,095
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2036	2,505,000	2,428,126
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2046	6,945,000	6,383,249
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2051	1,755,000	1,588,944
Kentucky Higher Education Student Loan Corp. Rev., “B-1”, 5%, 6/01/2036	8,965,000	9,443,069
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2033	135,000	149,027
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2035	140,000	152,563
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2036	80,000	86,846
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2038	170,000	181,346
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2041	130,000	134,255
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2046	230,000	235,368
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2051	275,000	281,651
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2056	265,000	270,380

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kentucky - continued
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 5%, 5/01/2034	$1,440,000	$1,464,560
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 5%, 5/01/2035	2,290,000	2,325,909
Louisville & Jefferson County, KY, Metro Government Hospital Rev. (UOFL Health Project), “A”, AGM, 5%, 5/15/2047	7,500,000	8,055,576
		$91,442,727
Louisiana - 2.1%
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Cameron Parish Gomesa Project), 5.65%, 11/01/2037 (n)	$1,355,000	$1,425,378
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 5.625%, 6/01/2045	10,900,000	10,316,770
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Jefferson Parish Gomesa Project), 4%, 11/01/2044 (n)	4,905,000	4,139,753
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Lafourche Parish Gomesa Project), 3.95%, 11/01/2043 (n)	3,855,000	3,279,194
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Ragin' Cajun Facilities, Inc. - Student Housing & Parking Project), AGM, 5%, 10/01/2043	560,000	609,604
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Ragin' Cajun Facilities, Inc. - Student Housing & Parking Project), AGM, 5%, 10/01/2048	2,445,000	2,648,465
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. Bernard Parish Gomesa Project), 4%, 11/01/2045 (n)	4,220,000	3,457,194
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Parish Gomesa Project), 3.9%, 11/01/2044 (n)	4,605,000	3,826,216
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6%, 11/15/2035	1,145,000	1,162,915
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6.25%, 11/15/2045	4,435,000	4,488,174

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - continued
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. Mary's Parish Gomesa Project), 4.4%, 11/01/2044 (n)	$3,295,000	$3,035,323
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. Tammany Parish Gomesa Project), 3.875%, 11/01/2045 (n)	5,500,000	4,510,228
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Tangipahoa Parish Gomesa Project), 5.375%, 11/01/2038 (n)	2,090,000	2,158,595
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Terrebonne Parish Gomesa Project), 5.5%, 11/01/2039 (n)	1,515,000	1,572,364
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Vermilion Parish Gomesa Project), 4.625%, 11/01/2038 (n)	1,635,000	1,610,111
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Habilitation Center Project), “A”, 5.75%, 2/01/2032 (n)	900,000	902,468
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Habilitation Center Project), “A”, 6.125%, 2/01/2037 (n)	3,480,000	3,513,259
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Habilitation Center Project), “A”, 6.25%, 2/01/2047 (n)	2,830,000	2,840,966
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2029 (n)	670,000	653,168
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2039 (n)	1,660,000	1,496,466
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2054 (n)	2,635,000	2,200,686
Louisiana Public Facilities Authority Rev. (BBR Schools - Materra Campus Project), “A”, 4%, 6/01/2031 (n)	580,000	554,948
Louisiana Public Facilities Authority Rev. (BBR Schools - Materra Campus Project), “A”, 4%, 6/01/2041 (n)	1,330,000	1,182,314
Louisiana Public Facilities Authority Rev. (BBR Schools - Materra Campus Project), “A”, 4%, 6/01/2051 (n)	1,865,000	1,551,904

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - continued
Louisiana Public Facilities Authority Rev. (BBR Schools - Materra Campus Project), “A”, 4%, 6/01/2056 (n)	$2,200,000	$1,787,553
Louisiana Public Facilities Authority Rev. (BBR Schools - Materra Campus Project), “C”, 4%, 6/01/2031 (n)	485,000	464,051
Louisiana Public Facilities Authority Rev. (BBR Schools - Materra Campus Project), “C”, 4%, 6/01/2041 (n)	880,000	782,283
Louisiana Public Facilities Authority Rev. (BBR Schools - Materra Campus Project), “C”, 4%, 6/01/2056 (n)	1,160,000	942,528
Louisiana Public Facilities Authority Rev. (BBR Schools - Mid City Campus Project), “C”, 4%, 6/01/2051 (n)	1,250,000	1,040,150
Louisiana Public Facilities Authority Rev. (Jefferson Rise Charter School Project), “A”, 6%, 6/01/2037 (n)	500,000	508,168
Louisiana Public Facilities Authority Rev. (Jefferson Rise Charter School Project), “A”, 6.25%, 6/01/2052 (n)	1,000,000	1,016,842
Louisiana Public Facilities Authority Rev. (Jefferson Rise Charter School Project), “A”, 6.375%, 6/01/2062 (n)	1,545,000	1,565,101
Louisiana Public Facilities Authority Rev. (Loyola University Project), Convertible Capital Appreciation, 0% to 10/01/2023, 5.25% to 10/01/2046	4,725,000	4,511,484
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-1”, 5.375%, 1/01/2040 (n)	4,365,000	4,470,595
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-1”, 5.5%, 1/01/2050 (n)	2,995,000	3,047,702
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-1”, 5.1%, 1/01/2057 (n)	10,045,000	9,712,697
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-2”, 7%, 1/01/2057 (n)	10,000,000	10,166,416
New Orleans, LA, Aviation Board Special Facility Rev. (Parking Facilities Corp. Consolidated Garage System), “A”, AGM, 5%, 10/01/2043	1,100,000	1,174,485
New Orleans, LA, Aviation Board Special Facility Rev. (Parking Facilities Corp. Consolidated Garage System), “A”, AGM, 5%, 10/01/2048	1,790,000	1,875,258
New Orleans, LA, Sewerage Services Rev., 5%, 12/01/2040 (Prerefunded 12/01/2025)	875,000	963,389
New Orleans, LA, Sewerage Services Rev., 5%, 6/01/2045 (Prerefunded 6/01/2025)	2,405,000	2,614,732

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - continued
New Orleans, LA, Sewerage Services Rev., 5%, 12/01/2045 (Prerefunded 12/01/2025)	$1,095,000	$1,205,612
		$110,985,509
Maine - 0.2%
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), “R-2”, 4.375%, 8/01/2035 (Put Date 8/01/2025) (n)	$2,685,000	$2,700,355
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), “R-3”, 5.25%, 1/01/2025 (n)	6,170,000	6,321,287
		$9,021,642
Maryland - 1.2%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2025	$1,550,000	$1,567,927
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2026	520,000	527,773
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2029	590,000	597,939
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2033	1,170,000	1,173,621
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2035	900,000	899,097
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2042	1,480,000	1,406,101
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2046	2,490,000	2,382,110
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), “A”, 5%, 9/01/2038	2,680,000	2,759,741
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	500,000	505,348
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	550,000	574,202
Frederick County, MD, Limited Obligation (Jefferson Technology Park Project), “B”, 4.625%, 7/01/2043 (n)	1,020,000	1,035,061
Howard County, MD, Retirement Community Rev. (Vantage House Facility), 5%, 4/01/2036	1,225,000	1,185,135
Howard County, MD, Retirement Community Rev. (Vantage House Facility), 5%, 4/01/2036	3,930,000	3,802,106
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.125%, 2/15/2034 (n)	850,000	831,274
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.375%, 2/15/2039 (n)	745,000	730,800
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.5%, 2/15/2047 (n)	2,190,000	2,101,980
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.5%, 9/01/2048 (u)	4,975,000	5,173,403
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “B”, 4.5%, 9/01/2048 (u)	4,045,000	4,198,386

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maryland - continued
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), “A”, 5%, 6/01/2030	$1,070,000	$1,185,839
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), “A”, 5%, 6/01/2031	350,000	386,096
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), “A”, 5%, 6/01/2032	985,000	1,082,396
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), “A”, 5%, 6/01/2035	1,775,000	1,932,664
Maryland Economic Development Corp., Special Obligation (Port Covington Project), 3.25%, 9/01/2030 (n)	265,000	247,721
Maryland Economic Development Corp., Special Obligation (Port Covington Project), 4%, 9/01/2040 (n)	920,000	855,700
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2038	175,000	154,951
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2048	525,000	427,631
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2058	1,800,000	1,395,379
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2036	810,000	885,589
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), “A”, 5.5%, 1/01/2036	2,290,000	2,441,901
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2033	1,380,000	1,471,462
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2034	860,000	914,717
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2038	3,835,000	4,051,396
Maryland Stadium Authority, Construction and Revitalization Program Rev., Capital Appreciation, (Baltimore Public Schools), “C”, 0%, 5/01/2051	6,160,000	1,730,853
Maryland Stadium Authority, Construction and Revitalization Program Rev., Capital Appreciation, (Baltimore Public Schools), “C”, 0%, 5/01/2052	9,235,000	2,466,199
Maryland Stadium Authority, Construction and Revitalization Program Rev., Capital Appreciation, (Baltimore Public Schools), “C”, 0%, 5/01/2053	4,515,000	1,139,592
Maryland Stadium Authority, Construction and Revitalization Program Rev., Capital Appreciation, (Baltimore Public Schools), “C”, 0%, 5/01/2054	6,775,000	1,625,020
Maryland Stadium Authority, Construction and Revitalization Program Rev., Capital Appreciation, (Baltimore Public Schools), “C”, 0%, 5/01/2055	4,185,000	950,479

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maryland - continued
Prince George's County, MD, Special Obligation (Westphalia Town Center Project), 5.125%, 7/01/2039 (n)	$790,000	$805,086
Prince George's County, MD, Special Obligation (Westphalia Town Center Project), 5.25%, 7/01/2048 (n)	775,000	789,264
Rockville, MD, Mayor & Council Economic Development Refunding Rev. (Ingleside at King Farm Project), “A-1”, 5%, 11/01/2037	890,000	895,644
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2042	1,530,000	1,524,093
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2047	1,605,000	1,573,296
Westminster, MD, Refunding Rev. (Carroll Lutheran Village, Inc.), 5.125%, 7/01/2040	2,600,000	2,620,365
		$65,005,337
Massachusetts - 1.9%
Lowell, MA, Collegiate Charter School Rev., 4%, 6/15/2024	$200,000	$200,285
Lowell, MA, Collegiate Charter School Rev., 5%, 6/15/2029	455,000	467,199
Lowell, MA, Collegiate Charter School Rev., 5%, 6/15/2049	750,000	750,739
Lowell, MA, Collegiate Charter School Rev., 5%, 6/15/2054	580,000	578,131
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/2037 (a)(d)	9,250,000	3,422,500
Massachusetts Development Finance Agency Rev. (Atrius Health Issue), “A”, 5%, 6/01/2039 (Prerefunded 6/01/2029)	1,300,000	1,527,291
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2029	1,450,000	1,521,886
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2030	3,015,000	3,158,103
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2031	835,000	872,962
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2035	9,160,000	9,499,673
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 5%, 10/01/2043	2,930,000	3,042,558
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 4%, 10/01/2046	870,000	828,341
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “B”, 5%, 7/01/2027	3,690,000	3,863,809
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “B”, 5%, 7/01/2037	1,000,000	1,031,167
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “B”, 5%, 7/01/2042	3,000,000	3,063,975

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2040	$1,075,000	$980,862
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2045	495,000	435,292
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2037 (n)	400,000	421,020
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2047 (n)	3,140,000	3,303,331
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2057 (n)	7,070,000	7,436,970
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.25%, 11/15/2033 (Prerefunded 11/15/2023) (n)	1,350,000	1,428,575
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2025	235,000	242,139
Massachusetts Development Finance Agency Rev. (Salem Community Corp.), 5.125%, 1/01/2040 (n)	515,000	518,226
Massachusetts Development Finance Agency Rev. (Salem Community Corp.), 5.25%, 1/01/2050 (n)	1,355,000	1,356,929
Massachusetts Development Finance Agency Rev. (Simmons College), “K-1”, 5%, 10/01/2025	800,000	858,760
Massachusetts Development Finance Agency Rev. (Springfield College), “B”, 4%, 6/01/2041	2,750,000	2,705,466
Massachusetts Development Finance Agency Rev. (Springfield College), “B”, 4%, 6/01/2050	2,700,000	2,538,662
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2033	480,000	512,036
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2034	645,000	684,843
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2036	1,685,000	1,788,927
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care), “K”, 5%, 7/01/2038	1,120,000	1,192,284
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2044	1,305,000	1,389,644
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology), 5%, 10/01/2046	985,000	1,019,291
Massachusetts Development Finance Agency Rev. (Western New England University), 5%, 9/01/2028	960,000	1,019,303
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 3%, 7/01/2035	865,000	868,885
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 2%, 7/01/2037	485,000	443,013

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 2.625%, 7/01/2036	$295,000	$277,667
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 4.125%, 7/01/2046	6,585,000	6,133,134
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 3.75%, 7/01/2047	10,430,000	9,259,537
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.7%, 7/01/2026	455,000	455,621
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.9%, 7/01/2028	470,000	470,697
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033 (u)	7,595,000	7,622,753
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “C”, 3%, 7/01/2051	2,025,000	1,524,278
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “C”, 4.125%, 7/01/2052	10,360,000	9,874,886
Massachusetts Housing Finance Agency, Single Family Housing Rev., “177”, 4%, 6/01/2039	210,000	212,571
		$100,804,221
Michigan - 0.9%
Detroit, MI, Downtown Development Authority Tax Increment Rev. (Catalyst Development), “A”, AGM, 5%, 7/01/2043	$2,220,000	$2,334,108
Detroit, MI, General Obligation, 5.5%, 4/01/2045	1,250,000	1,355,305
Detroit, MI, General Obligation, 5.5%, 4/01/2050	1,850,000	1,995,656
Downriver, MI, Utility Wastewater Authority, Sewer System Rev., AGM, 5%, 4/01/2036	725,000	817,352
Downriver, MI, Utility Wastewater Authority, Sewer System Rev., AGM, 5%, 4/01/2038	665,000	746,227
Downriver, MI, Utility Wastewater Authority, Sewer System Rev., AGM, 5%, 4/01/2043	1,185,000	1,314,850
Grand Rapids, MI, Economic Development Corp. Rev. (Beacon Hill at Eastgate Project), “A”, 5%, 11/01/2037	1,155,000	1,181,103
Grand Rapids, MI, Economic Development Corp. Rev. (Beacon Hill at Eastgate Project), “A”, 5%, 11/01/2047	2,660,000	2,682,996
Grand Rapids, MI, Economic Development Corp. Rev. (Beacon Hill at Eastgate Project), “A”, 5%, 11/01/2052	1,185,000	1,192,514
Kent County, MI, Gerald R. Ford International Airport Authority Rev., 5%, 1/01/2051	1,380,000	1,534,805
Michigan Finance Authority (Detroit Financial Recovery Income Tax Rev.), “F”, 3.875%, 10/01/2023	635,000	641,839
Michigan Finance Authority (Detroit Financial Recovery Income Tax Rev.), “F”, 4%, 10/01/2024	800,000	815,884

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Michigan Finance Authority Hospital Rev. (Beaumont Health Credit Group), “A”, 5%, 8/01/2033 (Prerefunded 8/01/2024)	$20,000	$21,290
Michigan Finance Authority Hospital Rev. (Sparrow Obligated Group), 5%, 11/15/2045	7,000,000	7,279,480
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2034	2,225,000	2,446,900
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2037	1,000,000	1,094,766
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2048	5,215,000	5,619,822
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2033	875,000	933,031
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2034	2,070,000	2,205,485
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2035	1,355,000	1,442,510
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Senior Lien Local Project), “C-6”, 5%, 7/01/2033	2,280,000	2,383,199
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Local Project), “D-2”, 5%, 7/01/2034	885,000	942,925
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev. (2007 Sold Tobacco Receipts), “B-1”, 5%, 6/01/2049	1,045,000	1,083,107
Michigan Strategic Fund Ltd. (Canterbury Health Care, Inc.), 5%, 7/01/2046 (n)	1,000,000	680,015
Michigan Strategic Fund Ltd. (Canterbury Health Care, Inc.), 5%, 7/01/2051 (n)	900,000	591,599
Waterford Township, MI, Economic Development Corp. (Canterbury Health Care, Inc.), “A”, 5%, 7/01/2046 (n)	2,070,000	1,407,632
Waterford Township, MI, Economic Development Corp. (Canterbury Health Care, Inc.), “A”, 5%, 7/01/2051 (n)	2,070,000	1,360,678
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	2,215,000	2,303,325
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	750,000	785,458

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	$575,000	$596,912
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	1,240,000	1,282,388
		$51,073,161
Minnesota - 0.7%
Deephaven, MN, Charter School Lease Rev. (Eagle Ridge Academy Project), “A”, 5.25%, 7/01/2040	$500,000	$512,171
Deephaven, MN, Charter School Lease Rev. (Eagle Ridge Academy Project), “A”, 5.5%, 7/01/2050	3,000,000	3,075,183
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2031	1,340,000	1,335,983
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2036	3,335,000	3,153,921
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2041	2,755,000	2,524,730
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2043	2,070,000	2,084,190
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 5%, 2/15/2043	3,680,000	3,872,627
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2048	2,065,000	2,055,403
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 5%, 2/15/2048	2,905,000	3,041,157
Duluth, MN, Independent School District No. 709, “A”, COP, 4%, 3/01/2032	1,570,000	1,538,118
Duluth, MN, Independent School District No. 709, “A”, COP, 4.2%, 3/01/2034	420,000	413,552
Minnesota Housing Finance Agency, Residential Housing, “A”, 4%, 1/01/2041	315,000	318,507
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 4%, 11/01/2037 (u)	3,980,000	4,015,780
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 2.65%, 11/01/2038	3,540,000	3,168,695
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Great River School Project), “A”, 4.75%, 7/01/2029 (n)	250,000	254,279
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Great River School Project), “A”, 5.25%, 7/01/2033 (n)	420,000	434,667

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Minnesota - continued
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Great River School Project), “A”, 5.5%, 7/01/2052 (n)	$705,000	$721,081
Woodbury, MN Charter School Lease Rev. (Woodbury Leadership Academy Project), “A”, 4%, 7/01/2031	690,000	656,583
Woodbury, MN Charter School Lease Rev. (Woodbury Leadership Academy Project), “A”, 4%, 7/01/2041	1,150,000	1,006,497
Woodbury, MN Charter School Lease Rev. (Woodbury Leadership Academy Project), “A”, 4%, 7/01/2051	660,000	540,489
Woodbury, MN Charter School Lease Rev. (Woodbury Leadership Academy Project), “A”, 4%, 7/01/2056	575,000	460,153
		$35,183,766
Mississippi - 0.3%
Jackson County, MS, Development Bank Special Obligation (Gomesa Project), 3.625%, 11/01/2036 (n)	$2,165,000	$1,854,150
Mississippi Development Bank Special Obligation (Hancock County Gomesa Project), 4.55%, 11/01/2039 (n)	3,800,000	3,693,507
Mississippi Home Corp., Single Family Mortgage Rev., “A”, 4%, 12/01/2044	1,765,000	1,812,622
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2046	2,635,000	2,712,118
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2036	1,155,000	1,182,490
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2037	1,040,000	1,062,824
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2039	1,040,000	1,058,958
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2040	575,000	584,168
		$13,960,837
Missouri - 1.4%
Cape Girardeau County, MO, Industrial Development Authority, Health Facilities Rev. (SoutheastHealth), 4%, 3/01/2041	$460,000	$431,027
Cape Girardeau County, MO, Industrial Development Authority, Health Facilities Rev. (SoutheastHealth), 4%, 3/01/2046	520,000	473,237
Dardenne, MO, Town Square Transportation Development District, “A”, 5%, 5/01/2026 (d)(q)	2,495,000	1,147,700

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Missouri - continued
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), “B”, AGM, 5%, 3/01/2055	$7,785,000	$8,353,182
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 5%, 2/01/2040 (n)	2,140,000	1,859,179
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 5%, 2/01/2050 (n)	4,845,000	4,031,564
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2036	1,300,000	1,287,094
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2037	415,000	407,386
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2041	520,000	498,609
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2051	1,480,000	1,351,596
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University Health Services), 5%, 10/01/2039 (Prerefunded 10/01/2023)	465,000	483,510
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 5%, 8/01/2040	1,650,000	1,692,851
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 5%, 8/01/2045	2,300,000	2,345,942
Missouri Health & Educational Facilities Authority Rev. (Capital Regional Medical Center), 5%, 11/01/2035	1,700,000	1,702,678
Missouri Health & Educational Facilities Authority Rev. (Capital Regional Medical Center), 5%, 11/01/2040	2,000,000	1,966,659
Missouri Health & Educational Facilities Authority Rev. (SSM Health Care), “A”, 5%, 6/01/2031 (Prerefunded 6/01/2024)	1,735,000	1,836,766
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “A”, 3.75%, 5/01/2038	325,000	329,430
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “B”, FNMA, 4.75%, 5/01/2049	3,020,000	3,160,500
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3%, 5/01/2030	345,000	317,504
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3.125%, 5/01/2035	240,000	208,433
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2030	695,000	701,409

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Missouri - continued
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2035	$490,000	$491,220
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5.125%, 8/15/2045	1,355,000	1,320,800
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Ranken-Jordan Project), 5%, 11/15/2030	1,015,000	1,046,173
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Ranken-Jordan Project), 4%, 11/15/2036	1,165,000	1,120,616
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Ranken-Jordan Project), 5%, 11/15/2041	3,445,000	3,491,152
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 3.875%, 11/15/2029	1,100,000	999,981
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 4.375%, 11/15/2035	2,110,000	1,844,705
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 4.75%, 11/15/2047	4,220,000	3,559,942
St. Louis, MO, Industrial Development Authority Rev. (Friendship Village St. Louis Obligated Group), “A”, 5.25%, 9/01/2053	11,005,000	10,708,675
St. Louis, MO, Industrial Development Authority Rev. (St. Andrew's Resources for Seniors Obligated Group), “A”, 5.125%, 12/01/2045	3,620,000	3,665,570
St. Louis, MO, Land Clearance Redevelopment Authority Rev. (Kiel Opera House Renovation Project), 3.875%, 10/01/2035	2,515,000	2,148,481
St. Louis, MO, Municipal Finance Corp. Leasehold Rev. (Convention Center Expansion and Improvement Projects), AGM, 5%, 10/01/2040	1,910,000	2,166,774
St. Louis, MO, Municipal Finance Corp. Leasehold Rev. (Convention Center Expansion and Improvement Projects), AGM, 5%, 10/01/2045	6,475,000	7,226,474
		$74,376,819
Montana - 0.2%
Montana Board of Housing Single Family Program (Federally Insured or Guaranteed Mortgage Loans), “A”, 4%, 6/01/2049	$600,000	$613,596
Montana Finance Authority, Health Care Facilities Rev. (Kalispell Regional Medical Center), “B”, 5%, 7/01/2043	3,840,000	4,030,402
Montana Finance Authority, Health Care Facilities Rev. (Kalispell Regional Medical Center), “B”, 5%, 7/01/2048	5,530,000	5,772,246
		$10,416,244

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Nebraska - 0.1%
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), “A”, 5%, 9/01/2034	$1,200,000	$1,335,528
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), “A”, 5%, 9/01/2036	1,940,000	2,168,978
Nebraska Investment Finance Authority, Single Family Housing Rev., “A”, 4%, 9/01/2044	365,000	368,958
Nebraska Investment Finance Authority, Single Family Housing Rev., “C”, 4%, 9/01/2048 (u)	3,115,000	3,192,875
		$7,066,339
Nevada - 0.3%
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 4.5%, 12/15/2029 (n)	$525,000	$531,523
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2035 (n)	1,715,000	1,746,911
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2038 (n)	1,395,000	1,415,284
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5.125%, 12/15/2045 (n)	2,205,000	2,239,943
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2048 (n)	4,115,000	4,142,634
Nevada Department of Business & Industry Charter School Rev. (Doral Academy of Nevada), “A”, 5%, 7/15/2037 (n)	1,000,000	1,009,529
Nevada Department of Business & Industry Charter School Rev. (Doral Academy of Nevada), “A”, 5%, 7/15/2047 (n)	1,015,000	1,017,733
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 5%, 6/01/2033	85,000	94,305
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 5%, 6/01/2038	110,000	120,588
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4%, 6/01/2048	435,000	430,520
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4.125%, 6/01/2058	545,000	546,304
		$13,295,274

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Hampshire - 0.9%
National Finance Authority, New Hampshire Municipal Certificates, “1-A”, 4.375%, 9/20/2036	$11,957,034	$11,852,129
National Finance Authority, New Hampshire Municipal Certificates, “X”, 0.334%, 9/20/2036 (i)	75,450,000	1,903,792
National Finance Authority, New Hampshire Resource Recovery Refunding Rev. (Covanta Project), “C”, 4.875%, 11/01/2042 (n)	7,730,000	7,738,229
National Finance Authority, New Hampshire Resource Recovery Refunding Rev., “B”, 3.75%, 7/01/2045 (Put Date 7/02/2040) (n)	3,090,000	2,733,604
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2041	1,200,000	1,136,323
National Finance Authority, New Hampshire, Municipal Certificates, “A”, 4.125%, 1/20/2034	10,791,819	10,850,458
New Hampshire Health & Education Facilities Authority Rev. (Elliot Hospital), 5%, 10/01/2033	3,475,000	3,685,677
New Hampshire Health & Education Facilities Authority Rev. (Elliot Hospital), 5%, 10/01/2038	3,500,000	3,670,918
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2031	1,820,000	1,975,530
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2036	1,825,000	1,949,048
		$47,495,708
New Jersey - 5.2%
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), “A”, AGM, 5%, 7/01/2033	$170,000	$197,010
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), “A”, AGM, 5%, 7/01/2035	170,000	195,635
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), “A”, AGM, 4%, 7/01/2038	275,000	280,124
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), “A”, AGM, 4%, 7/01/2039	235,000	238,768
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), “A”, AGM, 4%, 7/01/2040	340,000	344,546
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “A”, BAM, 5%, 3/01/2037	5,875,000	6,406,051
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “A”, BAM, 5%, 3/01/2042	490,000	529,668
Bayonne, NJ, Redevelopment Agency (Royal Caribbean Project), “A”, 5.375%, 11/01/2035	2,060,000	1,818,421
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029 (Prerefunded 6/15/2026)	430,000	479,687

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2029	$445,000	$470,020
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2030	690,000	727,470
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2031	2,570,000	2,705,203
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2032	1,305,000	1,371,727
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5.5%, 1/01/2027	325,000	336,503
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5%, 1/01/2028	325,000	333,811
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5%, 1/01/2031	975,000	999,305
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5.125%, 1/01/2039	1,060,000	1,084,474
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5.125%, 7/01/2042	530,000	541,547
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 6.5%, 4/01/2028	3,845,589	3,923,332
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 6.5%, 4/01/2031	8,000,000	8,319,027
New Jersey Economic Development Authority Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), AGM, 5%, 6/01/2037	2,530,000	2,760,749
New Jersey Economic Development Authority Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), AGM, 5%, 6/01/2042	2,810,000	3,042,399
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2023	705,000	705,950
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2030	3,485,000	3,487,458
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2035	1,510,000	1,484,434
New Jersey Economic Development Authority Rev. (School Facilities Construction), 5%, 3/01/2027 (Prerefunded 3/01/2023)	5,555,000	5,667,063
New Jersey Economic Development Authority Rev. (School Facilities Construction), 5%, 3/01/2027	310,000	315,184
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2037	1,130,000	1,138,984

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2034	$825,000	$883,873
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2035	690,000	737,106
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2042	3,850,000	4,066,271
New Jersey Economic Development Authority, Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, 3.125%, 7/01/2029	705,000	696,001
New Jersey Economic Development Authority, Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, 3.125%, 7/01/2031 (u)	8,500,000	8,353,035
New Jersey Economic Development Authority, Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, 5%, 7/01/2033	400,000	427,778
New Jersey Economic Development Authority, Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, BAM, 5%, 7/01/2027	5,075,000	5,691,573
New Jersey Economic Development Authority, Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, BAM, 5%, 7/01/2028	1,560,000	1,738,108
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.125%, 9/15/2023	4,170,000	4,216,078
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/2029	3,370,000	3,407,905
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/2030	6,850,000	7,074,775
New Jersey Economic Development Authority, State Lease Rev. (Juvenile Justice Commission Facilities Project), “C”, 5%, 6/15/2042	3,685,000	3,911,241
New Jersey Economic Development Authority, Water Facilities Rev. (Middlesex Water Co.), 5%, 8/01/2059	2,155,000	2,341,806
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	10,225,000	10,550,773
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2031	1,710,000	1,849,646
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2032	1,710,000	1,841,436
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2033	1,450,000	1,554,810

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2034	$1,455,000	$1,556,481
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2035	1,285,000	1,371,648
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2036	1,490,000	1,584,116
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2037	2,475,000	2,632,549
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 3.25%, 12/01/2039	7,810,000	7,257,660
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	14,385,000	14,110,383
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 2.5%, 12/01/2040	2,330,000	2,178,205
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”C“, 3.25%, 12/01/2051	960,000	742,780
New Jersey Housing & Mortgage Finance Agency, Single Family Housing Rev., “C”, 4.75%, 10/01/2050 (u)	10,695,000	11,202,799
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2032	3,680,000	4,178,893
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2033	4,870,000	5,494,776
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2034	4,600,000	5,149,214
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2035	1,180,000	1,299,338
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2035	4,450,000	4,955,605
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2036	1,580,000	1,733,411
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2036	4,600,000	5,092,528
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2037	1,580,000	1,728,179
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2037	2,300,000	2,537,449
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 6/15/2038	1,580,000	1,603,656

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2038	$1,690,000	$1,844,141
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2039	1,580,000	1,720,785
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 6/15/2040	1,755,000	1,772,960
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2040	1,185,000	1,285,585
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 6/15/2045	3,070,000	3,047,131
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2045	3,220,000	3,460,238
New Jersey Transportation Trust Fund Authority, “B”, AAC, 5.5%, 9/01/2026	4,490,000	5,031,956
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A”, 5%, 6/15/2029	3,270,000	3,552,017
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A”, 5%, 6/15/2031	2,180,000	2,353,980
New Jersey Transportation Trust Fund Authority, Transportation Program, “A”, 5%, 12/15/2039	625,000	674,908
New Jersey Transportation Trust Fund Authority, Transportation Program, “AA”, 5%, 6/15/2038	2,500,000	2,580,343
New Jersey Transportation Trust Fund Authority, Transportation Program, “BB”, 5%, 6/15/2044	625,000	666,576
New Jersey Transportation Trust Fund Authority, Transportation System, “A”, 5%, 12/15/2035	5,000,000	5,430,841
New Jersey Transportation Trust Fund Authority, Transportation System, “A”, 5%, 12/15/2036	5,000,000	5,407,288
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “A”, 0%, 12/15/2037	50,000,000	26,881,035
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2035	4,750,000	2,902,216
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2036	12,405,000	7,218,379
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AGM, 0%, 12/15/2032	4,765,000	3,421,876
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, NPFG, 0%, 12/15/2031	15,000,000	11,036,826
Newark, NJ, Board of Education, Energy Savings Obligation Refunding, 4%, 7/15/2034	413,000	436,705
Newark, NJ, Board of Education, Energy Savings Obligation Refunding, 4%, 7/15/2036	402,000	417,681

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
State of New Jersey, COVID-19 General Obligation, “A”, 5%, 6/01/2027	$880,000	$992,317
State of New Jersey, COVID-19 General Obligation, “A”, 5%, 6/01/2029	1,410,000	1,631,364
		$279,423,583
New Mexico - 0.2%
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 4%, 9/01/2040	$575,000	$591,472
New Mexico Educational Assistance Foundation, Taxable, “B-1”, 2.106%, 9/01/2051	6,405,000	6,127,907
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, “A-1”, FNMA, 4%, 1/01/2049	1,030,000	1,058,197
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, “C”, FNMA, 4%, 1/01/2049	2,100,000	2,155,488
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2034	355,000	352,477
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2039	275,000	267,968
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2044	285,000	271,179
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2049	735,000	685,690
		$11,510,378
New York - 6.1%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Charter School for Applied Technologies Project), “A”, 5%, 6/01/2035	$1,000,000	$1,050,416
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045 (n)	3,370,000	3,497,207
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “A”, 5%, 7/01/2052	355,000	364,836
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “B”, 5%, 7/01/2062	2,700,000	2,738,986
Build NYC Resource Corp. Rev. (International Leadership Charter High School Project), “A”, 6.25%, 7/01/2046 (n)	1,315,000	1,350,158
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 5.75%, 7/01/2033	3,860,000	3,883,985
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 6%, 7/01/2043	4,025,000	4,051,018
Jefferson County, NY, Civic Development Corp. Rev. (Samaritan Medical Center), “A”, 4%, 11/01/2032	535,000	524,406

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2034	$785,000	$815,871
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2040	2,130,000	2,199,734
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2045	990,000	1,015,519
New York Dormitory Authority Rev. (Norwell Health Obligated Group), “A”, 4%, 5/01/2045	5,630,000	5,545,381
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2033 (n)	800,000	845,818
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2035 (n)	1,500,000	1,576,113
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2040 (n)	1,000,000	1,028,042
New York Environmental Facilities Corp. Rev., Solid Waste Disposal (Casella Waste Management, Inc. Project), 2.75%, 9/01/2050 (Put Date 9/02/2025) (n)	620,000	594,760
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	15,000,000	17,519,754
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	22,365,000	22,504,745
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/2040 (n)	5,850,000	5,968,525
New York Power Authority, Green Transmission Project Rev., “A”, AGM, 4%, 11/15/2047	2,015,000	2,053,332
New York State Thruway Authority, Personal Income Tax Rev., “C”, 4.125%, 3/15/2057	7,385,000	7,394,973
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2026	6,830,000	6,881,610
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 3%, 8/01/2031	765,000	721,526
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2031	5,220,000	5,259,444
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5.25%, 8/01/2031	1,935,000	2,072,023

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5.375%, 8/01/2036	$3,500,000	$3,821,006
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2031	10,485,000	10,969,430
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2032	4,100,000	4,280,934
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 10/01/2035	1,415,000	1,489,308
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4%, 1/01/2036	1,270,000	1,243,327
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 10/01/2040	4,000,000	4,159,752
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4.375%, 10/01/2045	19,055,000	18,659,761
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport Project), 2.25%, 8/01/2026	1,030,000	982,273
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2030	395,000	437,331
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2034	710,000	762,820
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2035	345,000	369,272
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2036	55,000	58,812
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2037	570,000	608,394
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 4%, 12/01/2038	235,000	225,928

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 4%, 12/01/2039	$570,000	$544,792
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2029	640,000	715,155
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2030	525,000	595,459
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2031	580,000	646,850
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2033	1,685,000	1,852,974
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2034	1,555,000	1,704,221
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2035	580,000	634,127
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2036	1,055,000	1,150,739
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2037	1,265,000	1,377,278
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2038	295,000	320,241
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (8 Spruce Street), “E”, 3.5%, 2/15/2048	6,002,643	5,918,564
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (8 Spruce Street), “F”, 4.5%, 2/15/2048	46,653,261	46,692,146
New York, NY, Industrial Development Agency Pilot Refunding Rev. (Yankee Stadium Project), “A”, AGM, 4%, 3/01/2045	945,000	951,160
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	1,075,000	1,076,616
New York, NY, Transitional Finance Authority Building Aid Rev., “S-3”, 5%, 7/15/2043	975,000	1,077,875
New York, NY, Trust for Cultural Resources (Lincoln Center for the Performing Arts, Inc.), “A”, 4%, 12/01/2035	260,000	271,903

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York, NY, Trust for Cultural Resources Refunding Rev. (Lincoln Center for the Performing Arts, Inc.), “A”, 5%, 12/01/2031	$350,000	$413,144
New York, NY, Trust for Cultural Resources Refunding Rev. (Lincoln Center for the Performing Arts, Inc.), “A”, 4%, 12/01/2034	965,000	1,014,428
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 4.75%, 11/01/2042 (n)	6,865,000	6,864,522
Niagara, NY, Area Development Corp. Rev. (Catholic Health System, Inc. Project), 4.5%, 7/01/2052	4,115,000	3,715,838
Niagara, NY, Area Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2052	2,460,000	2,411,954
Orange County, NY, Funding Corp. Assisted Living Residence Rev. (Hamlet at Wallkill Assisted Living Project), 6.5%, 1/01/2046	6,700,000	5,918,669
Port Authority of NY & NJ (214th Series), 4%, 9/01/2037	2,780,000	2,824,768
Port Authority of NY & NJ (214th Series), 4%, 9/01/2039	1,245,000	1,257,267
Port Authority of NY & NJ (214th Series), 4%, 9/01/2043	2,015,000	2,022,886
Port Authority of NY & NJ (221st Series), 4%, 7/15/2045	1,570,000	1,570,294
Port Authority of NY & NJ (223th Series), 4%, 7/15/2034	1,170,000	1,215,930
Port Authority of NY & NJ (223th Series), 4%, 7/15/2035	1,200,000	1,236,868
Port Authority of NY & NJ (223th Series), 4%, 7/15/2036	730,000	747,739
Port Authority of NY & NJ (223th Series), 4%, 7/15/2040	930,000	940,372
Port Authority of NY & NJ (226th Series), 5%, 10/15/2030	985,000	1,136,186
Port Authority of NY & NJ (226th Series), 5%, 10/15/2033	770,000	870,754
Port Authority of NY & NJ (226th Series), 5%, 10/15/2034	1,280,000	1,436,510
Port Authority of NY & NJ (226th Series), 5%, 10/15/2035	1,175,000	1,311,220
Port Authority of NY & NJ (226th Series), 5%, 10/15/2036	1,225,000	1,361,598
Port Authority of NY & NJ (226th Series), 5%, 10/15/2037	1,730,000	1,915,506
Port Authority of NY & NJ (226th Series), 5%, 10/15/2039	2,530,000	2,779,030
Port Authority of NY & NJ (226th Series), 5%, 10/15/2040	2,480,000	2,714,962
Port Authority of NY & NJ (226th Series), 5%, 10/15/2041	2,025,000	2,209,788
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, “B-1”, 4%, 6/01/2050	960,000	940,047
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, Capital Appreciation, “B-2”, 0%, 6/01/2066	12,995,000	1,667,347
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2028	1,905,000	1,717,511
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2029	2,955,000	2,606,577
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2030	2,135,000	1,841,262

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2031	$5,765,000	$4,869,889
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2032	7,900,000	6,550,475
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2033	4,625,000	3,755,797
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2034	17,535,000	14,008,100
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2035	13,015,000	10,274,672
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2036	4,435,000	3,444,649
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2034	825,000	874,556
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2035	410,000	433,901
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2041	3,020,000	3,161,907
Ulster County, NY, Capital Resource Corp. Rev. (Woodland Pond at New Paltz Project), 4%, 9/15/2025	2,080,000	1,960,307
Ulster County, NY, Capital Resource Corp. Rev. (Woodland Pond at New Paltz Project), 5%, 9/15/2037	7,780,000	6,593,355
		$327,647,215
North Carolina - 0.7%
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2030	$285,000	$269,950
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2036	1,435,000	1,267,413
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2041	505,000	426,917
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2051	8,915,000	6,966,935
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2036	635,000	563,123
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2042	240,000	199,689

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Carolina - continued
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2025	$845,000	$862,187
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2030	1,320,000	1,335,555
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	765,000	770,873
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2040	975,000	1,032,532
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2045	925,000	969,779
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2050	595,000	620,472
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Refunding Rev. (Plantation Village, Inc.), “A”, 4%, 1/01/2052	1,760,000	1,598,535
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Refunding Rev. (United Church Homes and Services), “C”, 5%, 9/01/2041 (Prerefunded 9/01/2023)	1,745,000	1,860,260
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Pennybyrn at Maryfield Project), “A”, 5%, 10/01/2040	1,075,000	1,085,694
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Pennybyrn at Maryfield Project), “A”, 5%, 10/01/2045	1,000,000	986,429
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Salemtowne), “A”, 5%, 10/01/2026	3,055,000	3,177,532
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Salemtowne), “A”, 5%, 10/01/2030	1,500,000	1,533,241
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Sharon Towers), “A”, 5%, 7/01/2039	1,540,000	1,557,876
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Sharon Towers), “A”, 5%, 7/01/2044	1,030,000	1,032,940
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Southminster), 5%, 10/01/2037	2,700,000	2,729,121
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/2037 (Prerefunded 9/01/2024)	1,265,000	1,347,094
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “C”, 5%, 9/01/2046 (Prerefunded 9/01/2023)	1,815,000	1,934,884

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Carolina - continued
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2042	$505,000	$522,919
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2047	990,000	1,019,940
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2051	2,015,000	2,072,179
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2054	805,000	827,170
		$38,571,239
North Dakota - 0.4%
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “B”, 4%, 1/01/2036	$320,000	$324,282
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “D”, 4.25%, 1/01/2049 (u)	4,405,000	4,541,775
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2034	5,445,000	5,818,429
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2038	3,050,000	3,213,251
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2048	710,000	731,429
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2053	5,310,000	5,450,509
		$20,079,675
Ohio - 4.6%
Akron, Bath, & Copley, OH, Joint Township Hospital District Facilities Rev. (Summa Health Obligated Group), 5%, 11/15/2032	$385,000	$430,238
American Municipal Power, Inc. (Prairie State Energy Campus Project), “A”, 5%, 2/15/2042	3,440,000	3,542,888
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2034	1,100,000	1,207,894
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2035	550,000	602,521
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	1,720,000	1,880,462
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2039	550,000	553,418
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	4,920,000	4,742,987
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	81,980,000	81,856,579
Butler County, OH, Hospital Facilities Rev. (UC Health), 4%, 11/15/2035	1,500,000	1,506,559

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Butler County, OH, Hospital Facilities Rev. (UC Health), 4%, 11/15/2036	$2,000,000	$2,006,470
Butler County, OH, Hospital Facilities Rev. (UC Health), 4%, 11/15/2037	1,250,000	1,252,367
Centerville, OH, Health Care Improvement and Refunding Rev. (Graceworks Lutheran Services), 5.25%, 11/01/2037	920,000	932,544
Centerville, OH, Health Care Improvement and Refunding Rev. (Graceworks Lutheran Services), 5.25%, 11/01/2047	2,480,000	2,480,915
Centerville, OH, Health Care Improvement and Refunding Rev. (Graceworks Lutheran Services), 5.25%, 11/01/2050	915,000	912,248
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5%, 2/15/2037	1,250,000	1,298,270
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5%, 2/15/2042	3,915,000	4,038,114
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 4.75%, 2/15/2047	5,240,000	5,245,449
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5.25%, 2/15/2047	3,160,000	3,292,539
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5%, 2/15/2057	3,355,000	3,417,829
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5.5%, 2/15/2057	14,395,000	15,046,624
Cuyahoga County, OH, Port Authority Tax Increment Financing Rev. (Flats East Bank Project), “A”, 4%, 12/01/2055 (n)	910,000	773,489
Cuyahoga County, OH, Port Authority Tax Increment Financing Rev. (Flats East Bank Project), “B”, 4.5%, 12/01/2055 (n)	520,000	438,418
Darke County, OH, Hospital Facilities Rev. (Wayne Healthcare Project), “A”, 4%, 9/01/2040	860,000	792,989
Darke County, OH, Hospital Facilities Rev. (Wayne Healthcare Project), “A”, 4%, 9/01/2045	1,545,000	1,373,235
Darke County, OH, Hospital Facilities Rev. (Wayne Healthcare Project), “A”, 5%, 9/01/2049	1,725,000	1,670,474
Franklin County, OH, Health Care Facilities Improvement Rev. (Friendship Village of Dublin, Inc.), 5%, 11/15/2034	1,380,000	1,421,962
Franklin County, OH, Health Care Facilities Improvement Rev. (Friendship Village of Dublin, Inc.), 5%, 11/15/2044	2,055,000	2,102,508
Hickory Chase, OH, Community Authority Infrastructure Improvement Rev. (Hickory Chase Project), “A”, 5%, 12/01/2040 (n)	1,930,000	1,852,425
Lucas County, OH, Hospital Rev. (Promedica Healthcare), “A”, 5.25%, 11/15/2048	2,215,000	2,169,610
Miami County, OH, Hospital Facilities Rev. (Kettering Health), “A”, 5%, 8/01/2049	13,945,000	14,774,301

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 4%, 8/01/2041	$3,455,000	$3,434,902
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 4%, 8/01/2047	1,910,000	1,847,259
Montgomery County, OH, Hospital Facilities Rev. (Premier Health Partners Obligated Group), “A”, 4%, 11/15/2038	2,210,000	2,180,768
Montgomery County, OH, Hospital Facilities Rev. (Premier Health Partners Obligated Group), “A”, 4%, 11/15/2045	1,100,000	1,045,179
Montgomery County, OH, Hospital Facilities Rev. (Premier Health Partners Obligated Group), “A”, 5%, 11/15/2035	1,000,000	1,099,960
Northeast Ohio Medical University, General Receipts, “A”, 4%, 12/01/2035	160,000	161,941
Northeast Ohio Medical University, General Receipts, “A”, 4%, 12/01/2045	120,000	115,721
Ohio Air Quality Development Authority Refunding Rev. (Duke Energy Corp. Project), “A”, 4.25%, 11/01/2039 (Put Date 6/01/2027)	3,355,000	3,458,307
Ohio Air Quality Development Authority Refunding Rev. (Duke Energy Corp. Project), “B”, 4%, 9/01/2030 (Put Date 6/01/2027)	3,970,000	4,084,104
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 3.75%, 1/15/2028 (n)	4,600,000	4,752,735
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 4.25%, 1/15/2038 (n)	2,325,000	2,327,199
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 4.5%, 1/15/2048 (n)	3,115,000	3,131,392
Ohio Educational Facility Commission Rev. (Cleveland Institute of Art Project), 5%, 12/01/2038	1,360,000	1,384,266
Ohio Educational Facility Commission Rev. (Cleveland Institute of Art Project), 5.25%, 12/01/2043	1,390,000	1,417,623
Ohio Educational Facility Commission Rev. (Cleveland Institute of Art Project), 5.25%, 12/01/2048	1,600,000	1,623,964
Ohio Educational Facility Commission Rev. (Cleveland Institute of Art Project), 5.5%, 12/01/2053	1,000,000	1,025,682
Ohio Higher Educational Facility Rev. (Cleveland Institute of Music 2022 Project), 5.125%, 12/01/2042	1,455,000	1,503,802
Ohio Higher Educational Facility Rev. (Cleveland Institute of Music 2022 Project), 5.375%, 12/01/2052	1,480,000	1,536,584
Ohio Higher Educational Facility Rev. (Kenyon College 2020 Project), 5%, 7/01/2035	1,495,000	1,650,491
Ohio Higher Educational Facility Rev. (Kenyon College 2020 Project), 5%, 7/01/2038	1,425,000	1,561,096
Ohio Higher Educational Facility Rev. (Kenyon College 2020 Project), 5%, 7/01/2039	1,505,000	1,645,027

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Ohio Higher Educational Facility Rev. (Kenyon College 2020 Project), 5%, 7/01/2042	$2,575,000	$2,795,332
Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed Securities Program), “A”, 4.5%, 9/01/2048 (u)	6,595,000	6,839,609
Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed Securities Program), “A”, 4.5%, 9/01/2049 (u)	9,580,000	9,950,746
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2035	825,000	899,869
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 4%, 11/15/2037	675,000	669,709
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 4%, 11/15/2038	660,000	651,270
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 4%, 11/15/2040	725,000	708,284
Ohio State University, Special Purpose Rev., “A”, 5%, 6/01/2038 (u)	3,355,000	3,412,572
Ohio State University, Special Purpose Rev., “A”, 5%, 6/01/2043 (u)	8,150,000	8,273,717
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), AGM, 5%, 12/31/2035	7,865,000	8,309,106
Riversouth, OH, Authority Rev. (Lazarus Building), “A”, 5.75%, 12/01/2027	2,615,000	2,616,507
		$249,731,049
Oklahoma - 0.7%
Catoosa, OK, Industrial Authority Sales Tax Rev., 4%, 10/01/2028	$345,000	$341,419
Norman, OK, Regional Hospital Authority Rev., 5%, 9/01/2045	3,015,000	3,134,729
Oklahoma Development Finance Authority, First Mortgage Rev. (Sommerset Project), 5%, 7/01/2042	1,390,000	1,350,673
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2029	695,000	702,031
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2033	3,525,000	3,525,461
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2038	4,935,000	4,827,468
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2043	4,280,000	4,143,286
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2048	4,930,000	4,684,440
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.5%, 8/15/2052	11,495,000	11,249,879
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.5%, 8/15/2057	2,805,000	2,684,224

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Oklahoma - continued
Oklahoma Housing Finance Agency, Single Family Mortgage Rev. (Homeownership Loan Project), “A”, 4.75%, 9/01/2048	$2,595,000	$2,712,338
Tulsa, OK, Airport Improvement Trust Rev., “A”, 5%, 6/01/2045 (Prerefunded 6/01/2024)	660,000	695,647
		$40,051,595
Oregon - 1.0%
Clackamas County, OR, Hospital Facility Authority Senior Living Rev. (Rose Villa Project), “A”, 5.125%, 11/15/2040 (n)	$1,000,000	$1,010,755
Clackamas County, OR, Hospital Facility Authority Senior Living Rev. (Rose Villa Project), “A”, 5.25%, 11/15/2050 (n)	2,000,000	2,002,575
Clackamas County, OR, Hospital Facility Authority Senior Living Rev. (Rose Villa Project), “A”, 5.375%, 11/15/2055 (n)	3,000,000	3,016,434
Clackamas County, OR, Hospital Facility Authority Senior Living Rev. (Rose Villa Project), “B-2”, 2.75%, 11/15/2025 (n)	1,050,000	1,034,700
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2036	1,100,000	1,144,238
Medford, OR, Hospital Facilities Authority Rev. (Asante Projects), “A”, 5%, 8/15/2045	2,360,000	2,567,812
Medford, OR, Hospital Facilities Authority Rev. (Asante Projects), “A”, 5%, 8/15/2050	1,575,000	1,698,810
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “A”, 4%, 12/01/2041	2,860,000	2,645,135
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “A”, 4%, 12/01/2051	7,725,000	6,834,961
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “A”, 4%, 12/01/2056	10,440,000	9,072,418
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “B”, 1.2%, 6/01/2028	860,000	762,371
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “B-2”, 0.95%, 6/01/2027	2,225,000	2,010,961
Multnomah County, OR, Hospital Facilities Authority Refunding Rev., Taxable (Terwilliger Plaza - Parkview Project), “C”, 1.25%, 6/01/2026	1,065,000	996,876
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2040	830,000	893,796
Oregon Housing & Community Services Department, Mortgage Rev. (Single-Family Mortgage Program), “D”, 4.75%, 1/01/2050 (u)	8,115,000	8,451,448
Port of Portland, OR, International Airport Rev., “24B”, 5%, 7/01/2042	1,160,000	1,222,770

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Oregon - continued
Yamhill County, OR, Hospital Authority Rev. (Friendsview), “A”, 5%, 11/15/2036	$795,000	$758,982
Yamhill County, OR, Hospital Authority Rev. (Friendsview), “A”, 5%, 11/15/2046	1,695,000	1,529,547
Yamhill County, OR, Hospital Authority Rev. (Friendsview), “A”, 5%, 11/15/2051	2,225,000	1,975,426
Yamhill County, OR, Hospital Authority Rev. (Friendsview), “A”, 5%, 11/15/2056	4,995,000	4,369,302
Yamhill County, OR, Hospital Authority Rev. (Friendsview), “B-1”, 2.5%, 11/15/2028	965,000	885,217
Yamhill County, OR, Hospital Authority Rev. (Friendsview), “B-2”, 2.125%, 11/15/2027	385,000	353,151
Yamhill County, OR, Hospital Authority Rev. (Friendsview), “B-3”, 1.75%, 11/15/2026	715,000	674,596
		$55,912,281
Pennsylvania - 6.6%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$3,110,000	$3,088,224
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Refunding Rev., 5%, 5/01/2042	2,345,000	2,520,763
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2028 (n)	900,000	952,667
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2033 (n)	765,000	799,533
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2042 (n)	2,175,000	2,243,238
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5.25%, 5/01/2042 (n)	6,500,000	6,846,317
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5.375%, 5/01/2042 (n)	6,700,000	6,959,125
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2032 (n)	2,505,000	2,607,872
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2042 (n)	1,990,000	2,043,075
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 4%, 11/01/2038	990,000	707,418
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 4%, 11/01/2047	1,840,000	1,283,701

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2047	$12,200,000	$9,435,195
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2050	22,365,000	17,320,807
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “B”, 5%, 2/01/2040 (Put Date 2/01/2030)	2,690,000	2,379,256
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “B-2”, 5%, 2/01/2040 (Put Date 2/01/2027)	8,255,000	7,540,082
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	460,000	506,419
Blythe Township, PA, Solid Waste Authority Rev., 7.75%, 12/01/2037 (Prerefunded 12/01/2027)	10,395,000	12,700,341
Cambria County, PA, General Obligation, “B”, AGM, 4%, 8/01/2032	275,000	292,055
Cambria County, PA, General Obligation, “B”, AGM, 4%, 8/01/2033	330,000	349,726
Cambria County, PA, General Obligation, “B”, AGM, 4%, 8/01/2034	415,000	434,807
Cambria County, PA, General Obligation, “B”, AGM, 4%, 8/01/2035	400,000	416,890
Cambria County, PA, General Obligation, “B”, AGM, 4%, 8/01/2036	215,000	222,652
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2035	6,355,000	5,764,762
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2040	5,915,000	5,139,266
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2044	4,455,000	3,717,170
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2051	3,445,000	2,747,356
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 5%, 12/01/2051	4,550,000	4,328,179
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5%, 12/01/2030	815,000	822,404
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5%, 12/01/2035	1,000,000	1,002,667
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5.25%, 12/01/2045	1,730,000	1,731,960
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 4.75%, 12/15/2037	885,000	901,367
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 5%, 12/15/2047	2,040,000	2,081,844

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 5%, 12/15/2051	$610,000	$621,022
Clairton, PA, Municipal Authority Sewer Rev., “B”, 5%, 12/01/2037	1,735,000	1,745,010
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	1,395,000	1,536,843
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	1,195,000	1,311,023
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	605,000	661,763
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 5%, 1/01/2023	440,000	444,048
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 4%, 1/01/2033 (Prerefunded 1/01/2025)	335,000	352,961
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 4%, 1/01/2033 (Prerefunded 1/01/2025)	1,185,000	1,248,534
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 4%, 1/01/2033	865,000	871,116
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 5%, 1/01/2038 (Prerefunded 1/01/2025)	40,000	43,116
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 5%, 1/01/2038 (Prerefunded 1/01/2025)	155,000	167,074
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 5%, 1/01/2038	190,000	195,692
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), ETM, 5%, 1/01/2023	110,000	111,622
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), ETM, 5%, 1/01/2023	305,000	309,496
Cumberland County, PA, Municipal Authority Rev. (Penn State Health), 4%, 11/01/2049	4,310,000	4,254,082
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2048	715,000	715,911
Doylestown, PA, Hospital Rev., “A”, 4%, 7/01/2045	765,000	630,953
Doylestown, PA, Hospital Rev., “A”, 5%, 7/01/2049	770,000	748,983
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2030 (Prerefunded 7/01/2025)	330,000	359,544

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2035 (Prerefunded 7/01/2025)	$420,000	$457,602
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2039 (Prerefunded 7/01/2024)	325,000	344,852
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2046 (Prerefunded 7/01/2024)	180,000	190,995
Erie County, PA, Water Authority Rev., “D”, BAM, 4%, 12/01/2038	750,000	774,592
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2029	195,000	198,800
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2032	1,250,000	1,255,973
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2038	2,795,000	2,761,030
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2039	385,000	378,838
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2043	3,685,000	3,585,789
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2048	3,730,000	3,556,594
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2049	510,000	485,182
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2053	5,560,000	5,241,297
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), 5%, 7/01/2040	7,745,000	7,923,751
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), “B”, 5%, 7/01/2046	3,450,000	3,506,073
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), “B”, 5%, 7/01/2051	5,280,000	5,353,696
Lancaster County, PA, Hospital Authority Health System Rev. (Saint Anne's Retirement Community, Inc. Project), 5%, 3/01/2050	500,000	482,576
Lehigh County, PA, Water & Sewer Authority Rev., “A”, 5%, 12/01/2043	3,620,000	3,766,874
Lehigh County, PA, Water & Sewer Authority Rev., “A”, 5%, 12/01/2043 (Prerefunded 12/01/2023)	4,115,000	4,300,846

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Luzerne County, PA, Wilkes-Barre Area School District, General Obligation, BAM, 5%, 4/15/2059	$1,305,000	$1,442,481
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2044	2,765,000	2,773,642
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2049	2,635,000	2,600,990
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2048	8,850,000	9,453,097
Montgomery County, PA, Higher Education & Health Authority Rev., Taxable (Thomas Jefferson University), 4%, 9/01/2051	4,795,000	4,709,795
Montgomery County, PA, Industrial Development Authority Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), “C”, 5%, 11/15/2045	1,525,000	1,636,016
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	9,775,000	9,883,485
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2044	1,810,000	1,851,615
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2049	1,095,000	1,114,424
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), 4%, 7/01/2030	1,600,000	1,616,754
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), 4%, 7/01/2033	1,750,000	1,739,241
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), 4%, 7/01/2041	1,050,000	1,009,475
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), 4%, 7/01/2046	2,000,000	1,868,287
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2035	1,460,000	878,312
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2036	1,540,000	880,599
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2037	1,490,000	807,105
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2038	1,535,000	785,770
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2039	1,675,000	811,256

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2040	$1,615,000	$737,619
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2041	1,555,000	666,499
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2042	1,490,000	602,307
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2043	1,425,000	541,320
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “C-2”, 0%, 1/01/2049	7,090,000	1,254,909
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2030	2,010,000	2,122,906
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2034	9,950,000	10,399,733
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 2.625%, 6/01/2042	1,480,000	1,307,532
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “B”, 3.125%, 6/01/2048	1,800,000	1,463,168
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., Tax-Exempt, “A”, 4.5%, 6/01/2043	1,110,000	1,145,491
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 4.75%, 4/01/2033 (u)	4,475,000	4,611,681
Pennsylvania Turnpike Commission Rev., “A”, 5%, 12/01/2044	2,590,000	2,841,170
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Philadelphia Performing Arts: A String Theory Charter School Project), 5%, 6/15/2050 (n)	1,700,000	1,692,728
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Green Woods Charter School Project), “A”, 5.125%, 6/15/2042 (w)	415,000	419,113
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Green Woods Charter School Project), “A”, 5.25%, 6/15/2052 (w)	470,000	475,393
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Green Woods Charter School Project), “A”, 5.375%, 6/15/2057 (w)	225,000	227,207

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Philadelphia, PA, Authority for Industrial Development Rev. (Kipp Charter School Project), “B”, 4%, 4/01/2026	$865,000	$868,418
Philadelphia, PA, Authority for Industrial Development Rev. (Kipp Charter School Project), “B”, 5%, 4/01/2046	3,500,000	3,513,704
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.625%, 8/01/2036	885,000	916,146
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.75%, 8/01/2046	2,515,000	2,583,492
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.375%, 8/01/2051	1,910,000	1,975,100
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “B”, 6%, 8/01/2051	3,310,000	3,429,796
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Community Charter School II Project), 5%, 8/01/2030	460,000	483,375
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Community Charter School II Project), 5%, 8/01/2040	600,000	624,409
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Community Charter School II Project), 5%, 8/01/2050	575,000	589,355
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), 6.875%, 6/15/2033	1,145,000	1,181,940
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), 7.375%, 6/15/2043	1,975,000	2,040,720
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 6.75%, 6/15/2033	850,000	876,519
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/2043	1,670,000	1,720,257
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2035	895,000	959,557
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2042	3,135,000	3,326,834
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “I”, 5%, 12/01/2037	2,655,000	2,851,279
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “I”, 5%, 12/01/2058	10,580,000	11,151,991
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “III”, 5.25%, 12/01/2047 (n)	3,245,000	3,169,228
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “III”, 5.5%, 12/01/2058 (n)	4,690,000	4,602,827

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2037	$2,290,000	$2,194,626
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2042	3,665,000	3,419,534
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2049	3,790,000	3,422,110
Philadelphia, PA, Hospitals and Higher Education Facilities Authority Rev. (Temple University Health System Obligated Group), AGM, 5%, 7/01/2035	1,755,000	1,966,922
Philadelphia, PA, Hospitals and Higher Education Facilities Authority Rev. (Temple University Health System Obligated Group), AGM, 5%, 7/01/2036	2,505,000	2,800,429
Philadelphia, PA, Hospitals and Higher Education Facilities Authority Rev. (Temple University Health System Obligated Group), AGM, 5%, 7/01/2037	2,595,000	2,891,244
Philadelphia, PA, School District General Obligation, “F”, 5%, 9/01/2038 (Prerefunded 9/01/2026)	5,000	5,616
Philadelphia, PA, School District General Obligation, “F”, 5%, 9/01/2038	240,000	255,422
Philadelphia, PA, School District, “A”, 5%, 9/01/2033	405,000	449,007
Philadelphia, PA, School District, “A”, 5%, 9/01/2035	1,540,000	1,685,782
Philadelphia, PA, School District, “A”, 4%, 9/01/2036	2,045,000	2,124,077
Philadelphia, PA, School District, “A”, 5%, 9/01/2036	510,000	557,041
Philadelphia, PA, School District, “A”, 4%, 9/01/2037	1,560,000	1,616,070
Philadelphia, PA, School District, “A”, 5%, 9/01/2037	510,000	555,378
Philadelphia, PA, School District, “A”, 4%, 9/01/2038	2,410,000	2,490,070
Philadelphia, PA, School District, “A”, 5%, 9/01/2038	510,000	553,251
Philadelphia, PA, School District, “A”, 4%, 9/01/2039	1,260,000	1,298,520
Philadelphia, PA, School District, “B”, 5%, 9/01/2043	1,525,000	1,643,372
Philadelphia, PA, School District, “F”, 5%, 9/01/2037	980,000	1,044,131
Pittsburgh, PA, Water & Sewer Authority Rev., “A”, AGM, 5%, 9/01/2033	785,000	964,547
Pittsburgh, PA, Water & Sewer Authority Rev., “A”, AGM, 4%, 9/01/2035	390,000	412,571
Pittsburgh, PA, Water & Sewer Authority Rev., “A”, AGM, 5%, 9/01/2044	2,615,000	2,946,594
Scranton-Lackawanna, PA, Health and Welfare Authority, University Rev. (Marywood University Project), 5%, 6/01/2046	10,015,000	10,000,464
Southcentral, PA, General Authority Rev. (WellSpan Health Obligated Group), “A”, 5%, 6/01/2044 (Prerefunded 6/01/2024)	3,000,000	3,181,560

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2044	$2,555,000	$2,604,359
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2046	3,920,000	3,984,342
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2048	2,685,000	2,724,011
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 4%, 7/01/2023	140,000	140,433
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 5%, 7/01/2035	355,000	360,024
Washington County, PA, Trinity Area School District, AGM, 4%, 11/01/2041	655,000	677,342
Washington County, PA, Trinity Area School District, AGM, 4%, 11/01/2043	695,000	715,645
Washington County, PA, Trinity Area School District, AGM, 4%, 11/01/2046	1,175,000	1,200,052
Washington County, PA, Trinity Area School District, AGM, 4%, 11/01/2051	1,655,000	1,679,037
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2030	395,000	404,657
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2035	390,000	397,816
		$357,383,414
Puerto Rico - 6.9%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “A”, NPFG, 4.75%, 7/01/2038	$7,680,000	$7,696,775
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	8,365,000	8,422,369
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NPFG, 5%, 7/01/2029	630,000	631,493
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “M”, AGM, 5%, 7/01/2032	1,130,000	1,137,843
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2030	8,340,000	8,440,058
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	3,345,000	3,387,626
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Unrefunded Balance, “A”, NPFG, 5%, 7/01/2038	810,000	811,919
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	885,735	823,733

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	$3,413,676	$2,029,122
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.25%, 7/01/2023	1,473,853	1,503,327
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.375%, 7/01/2025	2,954,287	3,093,853
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	2,927,530	3,171,678
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	2,880,036	3,182,143
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	5,443,355	6,108,113
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	2,652,627	2,539,151
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	4,289,927	4,049,245
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	2,046,409	1,910,682
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	5,782,333	5,305,853
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	2,893,588	2,604,425
Puerto Rico Electric Aqueduct and Sewer Authority Rev., “A”, 5%, 7/01/2035 (n)	10,000,000	10,342,894
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	525,000	429,188
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	8,560,000	6,997,800
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	14,860,000	12,148,050
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	27,420,000	22,415,850
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	2,965,000	2,423,887
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	1,075,000	878,812
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	500,000	408,750
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	6,605,000	5,399,587
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	555,000	553,382

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	$2,345,000	$2,332,094
Puerto Rico Electric Power Authority Rev., “NN”, NPFG, 4.75%, 7/01/2033	380,000	380,830
Puerto Rico Electric Power Authority Rev., “PP”, NPFG, 5%, 7/01/2024	240,000	240,569
Puerto Rico Electric Power Authority Rev., “PP”, NPFG, 5%, 7/01/2025	260,000	260,616
Puerto Rico Electric Power Authority Rev., “RR”, AGM, 5%, 7/01/2028	185,000	188,286
Puerto Rico Electric Power Authority Rev., “SS”, AGM, 4.375%, 7/01/2030	515,000	515,135
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	2,425,000	1,982,437
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	3,275,000	2,677,312
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	425,000	347,438
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	11,890,000	9,720,075
Puerto Rico Electric Power Authority Rev., “TT”, NPFG, 5%, 7/01/2024	1,230,000	1,232,915
Puerto Rico Electric Power Authority Rev., “TT”, NPFG, 5%, 7/01/2026	65,000	65,154
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 4.25%, 7/01/2027	1,705,000	1,705,292
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2025	475,000	484,933
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2026	1,070,000	1,095,570
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2029	3,765,000	3,844,103
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	5,250,000	5,306,145
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	630,000	639,546
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	445,000	365,456
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	1,010,000	825,675
Puerto Rico Electric Power Authority Rev., “XX”, 5.75%, 7/01/2036	4,890,000	4,034,250

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	$4,720,000	$3,858,600
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	5,265,000	4,304,137
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	1,180,000	964,650
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	3,705,000	3,028,837
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	10,450,000	8,059,580
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 6/01/2026	4,530,000	4,682,420
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	4,475,000	4,537,896
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	525,000	526,359
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	1,330,000	1,336,899
Puerto Rico Municipal Finance Agency, “A”, AGM, 5%, 8/01/2027	325,000	329,428
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	1,542,000	1,550,819
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	8,003,000	7,982,684
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	100,138,000	101,006,317
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	14,262,000	14,119,550
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	9,598,000	9,502,134
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	298,000	286,963
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	851,000	848,642
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	309,000	289,849
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	2,598,000	2,191,523

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	$825,000	$637,772
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	20,100,000	14,062,792
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	20,115,000	12,592,006
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	35,757,000	10,377,808
University of Puerto Rico Rev., “P”, NPFG, 5%, 6/01/2025	595,000	596,410
		$374,765,514
Rhode Island - 0.1%
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 2.25%, 12/01/2039	$2,705,000	$2,484,952
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.5%, 12/01/2034	1,120,000	1,118,074
		$3,603,026
South Carolina - 1.0%
Berkeley County, SC, Assessment Rev. (Nexton Improvement District), 4%, 11/01/2030 (n)	$425,000	$424,867
Berkeley County, SC, Assessment Rev. (Nexton Improvement District), 4.25%, 11/01/2040 (n)	1,000,000	996,718
Berkeley County, SC, Assessment Rev. (Nexton Improvement District), 4.375%, 11/01/2049 (n)	500,000	499,575
South Carolina Jobs & Economic Development Authority, 5%, 4/01/2048	1,500,000	1,439,194
South Carolina Jobs & Economic Development Authority, 5.25%, 4/01/2053	4,060,000	4,004,859
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Green Charter Schools Project), “A”, 4%, 6/01/2036 (n)	520,000	467,055
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Green Charter Schools Project), “A”, 4%, 6/01/2046 (n)	330,000	273,087
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Green Charter Schools Project), “A”, 4%, 6/01/2056 (n)	130,000	100,849
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/2048	805,000	744,868
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), “B”, 5%, 5/01/2037	925,000	894,019

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
South Carolina - continued
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5%, 10/01/2036 (n)	$5,735,000	$5,807,668
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 4%, 12/01/2044	6,215,000	6,227,777
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 4%, 11/01/2029	3,240,000	3,314,307
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2033	3,570,000	3,771,719
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2037	1,380,000	1,453,034
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2042	3,515,000	3,635,863
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2046	1,905,000	1,959,624
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Prisma Health Obligated Group), “A”, 5%, 5/01/2048	9,330,000	9,889,694
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2047	2,655,000	2,552,951
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2052	2,610,000	2,482,160
South Carolina Ports Authority Rev., 5.25%, 7/01/2050 (Prerefunded 7/01/2025)	1,485,000	1,619,590
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 5%, 4/15/2048	1,330,000	1,396,715
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, AGM, 4%, 4/15/2045	1,200,000	1,201,371
		$55,157,564

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tennessee - 0.8%
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/2045 (Prerefunded 1/01/2023)	$2,270,000	$2,303,892
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2049	295,000	311,946
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2030	680,000	728,676
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2031	800,000	853,977
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2036	1,380,000	1,454,419
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2040	10,535,000	11,045,421
Memphis-Shelby County, TN, Economic Development Growth Engine Industrial Development Board, Senior Tax Rev. (Graceland Project), “A”, 4.75%, 7/01/2027	590,000	527,541
Memphis-Shelby County, TN, Economic Development Growth Engine Industrial Development Board, Senior Tax Rev. (Graceland Project), “A”, 5.5%, 7/01/2037	3,425,000	2,812,223
Memphis-Shelby County, TN, Economic Development Growth Engine Industrial Development Board, Senior Tax Rev. (Graceland Project), “A”, 5.625%, 1/01/2046	250,000	193,680
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev., Refunding & Improvement (Trevecca Nazarene University Project), 5%, 10/01/2034	240,000	251,054
Metropolitan Nashville, TN, Airport Authority Improvement Rev., “B”, 5%, 7/01/2040	3,000,000	3,131,055
Shelby County, TN, Health, Educational & Housing Board Residential Care Facility Mortgage Rev. (Village at Germantown), 5%, 12/01/2034	500,000	507,875
Shelby County, TN, Health, Educational & Housing Board Residential Care Facility Mortgage Rev. (Village at Germantown), 5.25%, 12/01/2044	1,000,000	1,014,806
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2032	610,000	427,202
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2033	875,000	583,227
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2034	520,000	329,432

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tennessee - continued
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2035	$680,000	$409,496
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2036	650,000	371,898
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2037	780,000	422,265
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2038	650,000	332,693
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 4%, 1/01/2043	1,375,000	1,408,740
Tennessee Housing Development Agency, Residential Finance Program Rev., “3”, 4.25%, 7/01/2049	1,690,000	1,743,068
Tennessee Housing Development Agency, Residential Finance Program Rev., “4”, 4.5%, 7/01/2049 (u)	9,000,000	9,365,670
		$40,530,256
Texas - 6.0%
Arlington, TX, Higher Education Finance Corp. Education Rev. (Basis Texas Charter Schools, Inc.), “A”, 4%, 6/15/2030 (n)	$985,000	$953,257
Arlington, TX, Higher Education Finance Corp. Education Rev. (Basis Texas Charter Schools, Inc.), “A”, 4%, 6/15/2040 (n)	1,810,000	1,609,502
Arlington, TX, Higher Education Finance Corp. Education Rev. (Basis Texas Charter Schools, Inc.), “A”, 4%, 6/15/2050 (n)	4,810,000	3,989,862
Arlington, TX, Higher Education Finance Corp. Education Rev. (Brooks Academies of Texas), “A”, 4%, 6/15/2031 (n)	1,000,000	933,784
Arlington, TX, Higher Education Finance Corp. Education Rev. (Brooks Academies of Texas), “A”, 5%, 6/15/2041 (n)	8,445,000	8,115,388
Arlington, TX, Higher Education Finance Corp. Education Rev. (Brooks Academies of Texas), “A”, 5%, 6/15/2051 (n)	3,500,000	3,233,780
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 4%, 8/15/2031	355,000	338,885
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5.375%, 8/15/2036	820,000	836,194
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5%, 8/15/2041	900,000	880,520
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5.5%, 8/15/2046	3,680,000	3,726,316
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5%, 8/15/2051	1,500,000	1,397,977

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Arlington, TX, Higher Education Finance Corp. Education Rev. (UME Preparatory Academy), “A”, 5%, 8/15/2038	$1,060,000	$1,071,726
Arlington, TX, Higher Education Finance Corp. Education Rev. (UME Preparatory Academy), “A”, 5%, 8/15/2048	1,750,000	1,734,862
Arlington, TX, Higher Education Finance Corp. Education Rev. (UME Preparatory Academy), “A”, 5%, 8/15/2053	1,695,000	1,666,098
Arlington, TX, Higher Education Finance Corp. Rev. (Basis Charter Schools, Inc.), 4.5%, 6/15/2056 (Put Date 6/15/2026) (n)	900,000	881,204
Arlington, TX, Higher Education Finance Corp. Rev. (Riverwalk Education Foundation, Inc.), 5%, 8/15/2057	5,805,000	6,506,169
Arlington, TX, Senior Lien Special Tax Rev., “A”, AGM, 5%, 2/15/2037	800,000	893,195
Arlington, TX, Senior Lien Special Tax Rev., “A”, AGM, 5%, 2/15/2038	655,000	724,813
Arlington, TX, Senior Lien Special Tax Rev., “A”, AGM, 5%, 2/15/2043	3,400,000	3,681,629
Austin, TX, Airport System Rev., “B”, 5%, 11/15/2041	930,000	987,152
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2029	890,000	943,060
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2031	1,325,000	1,393,329
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2034	260,000	261,030
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2026	615,000	631,408
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2028	400,000	410,933
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2030	585,000	594,991
Belton, TX, Independent School District, Unlimited Tax School Building Bonds, 4%, 2/15/2052 (w)	2,765,000	2,779,267
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 2.35%, 4/01/2040	145,000	144,824
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 3%, 4/01/2040	1,100,000	890,870
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., Taxable, “1A”, 3.414%, 4/01/2040	295,000	294,974
Central Texas Regional Mobility Authority Senior Lien Rev., “A”, 5%, 1/01/2045 (Prerefunded 7/01/2025)	1,315,000	1,436,650
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/2033	845,000	871,649
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/2043	1,850,000	1,899,523

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 3.375%, 12/01/2024	$190,000	$190,067
Conroe, TX, Local Government Corp., First Lien Hotel Rev. (Convention Center Hotel), “A”, 2.5%, 10/01/2031	470,000	399,760
Conroe, TX, Local Government Corp., First Lien Hotel Rev. (Convention Center Hotel), “A”, 4%, 10/01/2050	1,540,000	1,314,146
Conroe, TX, Local Government Corp., Second Lien Hotel Rev. (Convention Center Hotel), “B”, 3.5%, 10/01/2031 (n)	385,000	330,671
Conroe, TX, Local Government Corp., Second Lien Hotel Rev. (Convention Center Hotel), “B”, 5%, 10/01/2050 (n)	730,000	631,027
Conroe, TX, Local Government Corp., Third Lien Hotel Rev. (Convention Center Hotel), “C”, 4%, 10/01/2041	310,000	323,904
Conroe, TX, Local Government Corp., Third Lien Hotel Rev. (Convention Center Hotel), “C”, 4%, 10/01/2046	365,000	373,889
Conroe, TX, Local Government Corp., Third Lien Hotel Rev. (Convention Center Hotel), “C”, 4%, 10/01/2050	265,000	270,504
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2033	550,000	595,246
Ector County, TX, Hospital District General Obligation Refunding, 4%, 9/15/2034	1,270,000	1,281,799
Fredericksburg, TX, Independent School District, Unlimited Tax School Building, 4%, 2/15/2052	4,945,000	4,990,967
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 4.875%, 5/01/2025	2,845,000	2,837,204
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 4/01/2028	875,000	874,890
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (Brazos Presbyterian Homes Inc. Project), 7%, 1/01/2043 (Prerefunded 1/01/2023)	2,265,000	2,314,613
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	10,140,000	10,186,396
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2032	185,000	192,306
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2033	450,000	467,082
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2034	5,165,000	2,937,495
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2038	40,280,000	17,343,783
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2041	745,000	307,829

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2046	$1,865,000	$591,874
Houston, TX, Airport System Rev., Special Facilities Rev. (Continental Airlines, Inc.), 6.625%, 7/15/2038	7,680,000	7,697,421
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/2024	2,555,000	2,589,399
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 5%, 7/01/2029	160,000	163,071
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), “A”, 5%, 7/01/2027	730,000	758,309
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-1”, 5%, 7/15/2030	16,260,000	16,604,159
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-2”, 5%, 7/15/2027	1,005,000	1,044,083
Houston, TX, Higher Education Finance Corp. University Rev. (Houston Baptist University Project), 3.375%, 10/01/2037	260,000	229,960
Houston, TX, Higher Education Finance Corp. University Rev. (Houston Baptist University Project), 4%, 10/01/2051	880,000	769,431
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2044	1,290,000	1,339,615
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2035	190,000	206,540
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2037	285,000	307,600
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2038	310,000	332,739
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2043	565,000	599,055
Mission, TX, Economic Development Corp. (NatGasoline Project), 4.625%, 10/01/2031 (n)	4,240,000	4,348,689
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2038	460,000	492,137
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2048	1,905,000	2,012,985
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2058	1,685,000	1,773,407
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Beta Academy), “A”, 3.375%, 8/15/2029 (n)	780,000	732,962

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Beta Academy), “A”, 5%, 8/15/2039 (n)	$2,550,000	$2,565,624
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Beta Academy), “A”, 5%, 8/15/2049 (n)	1,555,000	1,557,348
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Cumberland Academy), “A”, 5%, 8/15/2040 (n)	3,500,000	3,518,509
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Cumberland Academy), “A”, 5%, 8/15/2050 (n)	3,000,000	2,986,489
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Jubilee Academic Center), 4%, 8/15/2046 (n)	3,040,000	2,629,483
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Longhorn Village Project), 5%, 1/01/2037	2,000,000	2,036,346
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Longhorn Village Project), 5%, 1/01/2042	3,000,000	3,031,804
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2032 (w)	430,000	394,565
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2037 (w)	585,000	510,658
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2042 (w)	925,000	773,098
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2047 (w)	1,505,000	1,208,047
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4.25%, 1/01/2057 (w)	3,225,000	2,500,268
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 5%, 1/01/2057 (w)	2,100,000	1,905,817
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5%, 11/15/2026	295,000	294,079
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5.375%, 11/15/2036	420,000	406,743
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5.5%, 11/15/2046	835,000	789,016

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5.5%, 11/15/2052	$960,000	$893,255
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 3%, 1/01/2024	140,000	136,331
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 4%, 1/01/2029	440,000	404,044
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5.5%, 1/01/2035	1,325,000	1,303,888
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5%, 1/01/2039	465,000	416,844
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5.5%, 1/01/2043	1,420,000	1,340,170
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5.5%, 1/01/2049	1,470,000	1,358,509
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5%, 1/01/2050	550,000	460,954
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5%, 1/01/2055	2,050,000	1,685,936
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2030 (Prerefunded 4/01/2025)	310,000	335,587
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2035 (Prerefunded 4/01/2025)	310,000	335,587
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2047 (Prerefunded 4/01/2025)	770,000	833,554
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Collegiate Housing Island Campus LLC - Texas A&M University - Corpus Christi Island Campus Project), “A”, 5%, 4/01/2029 (Prerefunded 4/01/2027)	265,000	300,459

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), “A”, AGM, 5%, 4/01/2046	$1,295,000	$1,332,828
Newark, TX, Higher Education Finance Corp. Rev. (A+ Charter Schools, Inc.), “A”, 5.5%, 8/15/2035 (n)	1,530,000	1,602,610
Newark, TX, Higher Education Finance Corp. Rev. (A+ Charter Schools, Inc.), “A”, 5.75%, 8/15/2045 (n)	2,250,000	2,346,973
Peaster, TX, Independent School District, Unlimited Tax School Building Bonds, 3%, 8/15/2051	3,250,000	2,741,661
Port Beaumont, TX, Industrial Development Authority Facility Rev., Taxable (Jefferson Gulf Coast Energy Project), “B”, 4.1%, 1/01/2028 (n)	23,050,000	21,028,716
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	3,655,000	3,206,607
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3%, 1/01/2050 (n)	1,940,000	1,330,977
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 4%, 1/01/2050 (n)	11,680,000	9,688,608
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. Taxable (Jefferson Gulf Coast Energy Project), “A”, 6%, 1/01/2025 (n)	10,945,000	11,044,917
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	9,170,000	9,556,134
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC Crossings Project), “A”, 7.5%, 11/15/2034 (Prerefunded 11/15/2024)	1,075,000	1,204,641
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC Crossings Project), “A”, 7.75%, 11/15/2044 (Prerefunded 11/15/2024)	1,970,000	2,218,514
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC Crossings Project), “A”, 8%, 11/15/2049 (Prerefunded 11/15/2024)	1,680,000	1,899,241
SA Energy Acquisition Public Facility Corp. (Tex Gas Supply), 5.5%, 8/01/2027	4,000,000	4,429,840
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2029	545,000	619,015
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2030	680,000	768,365
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2031	540,000	606,203
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2032	540,000	602,830
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2028	830,000	930,835

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2029	$810,000	$914,576
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2030	675,000	759,566
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2031	485,000	541,574
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2032	595,000	660,323
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2024	1,095,000	1,142,250
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2030	1,500,000	1,556,353
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2035	3,345,000	3,439,923
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2040	5,210,000	5,329,759
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Stayton at Museum Way), 5.75%, 12/01/2054 (a)(d)	22,954,217	18,896,263
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/2044	660,000	671,616
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 4%, 8/01/2032	425,000	458,272
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 4%, 8/01/2036	455,000	481,721
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 4%, 8/01/2040	415,000	433,701
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, 4.75%, 1/01/2049 (u)	4,895,000	5,113,206
Texas Department of Housing & Community Affairs, Single Family Mortgage Rev., “A”, 4.75%, 3/01/2049 (u)	2,615,000	2,721,012
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev., 5%, 12/15/2030	1,135,000	1,247,348
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev., 5%, 12/15/2031	3,255,000	3,589,622
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev., 5%, 12/15/2032	940,000	1,038,542
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	1,375,000	1,425,392

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	$1,105,000	$1,140,808
Texas Transportation Commission, Central Texas Turnpike System Rev., Capital Appreciation, “B”, 0%, 8/15/2036	4,605,000	2,525,033
Texas Transportation Commission, State Highway 249 System Rev., “A”, 5%, 8/01/2057	5,725,000	5,944,122
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2037	640,000	325,627
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2038	470,000	225,441
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2039	520,000	236,361
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2040	520,000	223,331
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2041	1,040,000	422,409
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2042	1,430,000	549,205
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2043	1,170,000	425,550
White Settlement, TX, Independent School District, Unlimited Tax School Building Bonds, 4%, 8/15/2052 (w)	2,475,000	2,484,539
		$326,467,807
U.S. Virgin Islands - 0.0%
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	$1,755,000	$1,842,359
Virgin Islands Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2025	370,000	385,250
		$2,227,609
Utah - 0.4%
Utah Charter School Finance Authority, Charter School Rev. (Bridge Elementary Project), “A”, 4%, 6/15/2031 (n)	$560,000	$523,149
Utah Charter School Finance Authority, Charter School Rev. (Bridge Elementary Project), “A”, 4%, 6/15/2041 (n)	890,000	732,594
Utah Charter School Finance Authority, Charter School Rev. (Bridge Elementary Project), “A”, 4.25%, 6/15/2051 (n)	1,315,000	1,035,561
Utah Charter School Finance Authority, Charter School Rev. (Mountain Sunrise Academy), “A”, 4%, 12/15/2041 (n)	2,770,000	2,264,174
Utah Charter School Finance Authority, Charter School Rev. (Mountain Sunrise Academy), “A”, 4%, 12/15/2051 (n)	4,120,000	3,084,318

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Utah - continued
Utah Charter School Finance Authority, Charter School Rev. (Mountain Sunrise Academy), “A”, 4%, 12/15/2056 (n)	$2,770,000	$2,001,880
Utah Charter School Finance Authority, Charter School Rev. (Reagan Academy Project), 5%, 2/15/2036 (n)	1,530,000	1,554,724
Utah Charter School Finance Authority, Charter School Rev. (Reagan Academy Project), 5%, 2/15/2046 (n)	1,285,000	1,291,169
Utah Charter School Finance Authority, Charter School Rev. (Reagan Academy Project), “A”, 3.5%, 2/15/2026 (n)	185,000	181,916
Utah Charter School Finance Authority, Charter School Rev. (Summit Academy, Inc.), “A”, 5%, 4/15/2039	400,000	442,192
Utah Charter School Finance Authority, Charter School Rev. (Summit Academy, Inc.), “A”, 5%, 4/15/2044	355,000	388,582
Utah Charter School Finance Authority, Charter School Rev. (Summit Academy, Inc.), “A”, 5%, 4/15/2049	650,000	707,811
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “G”, GNMA, 4.5%, 7/21/2049	1,219,913	1,237,557
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “H”, GNMA, 4.5%, 8/21/2049	732,426	743,019
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “I”, 2.5%, 8/21/2051	4,022,519	3,942,066
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “I”, GNMA, 4%, 9/21/2049	1,223,326	1,229,516
Utah Housing Corp., Tax-Exempt Mortgage-Backed Securities, “G”, GNMA, 3.5%, 2/21/2050	1,608,812	1,600,549
		$22,960,777
Vermont - 0.2%
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.625%, 4/01/2036 (Put Date 4/03/2028) (n)	$2,445,000	$2,439,428
Vermont Student Assistance Corp., Education Loan Rev., “A”, 3.625%, 6/15/2029	250,000	251,251
Vermont Student Assistance Corp., Education Loan Rev., “A”, 3.75%, 6/15/2030	280,000	281,525
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4%, 6/15/2033	255,000	256,843
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4%, 6/15/2034	280,000	282,023
Vermont Student Assistance Corp., Education Loan Rev., “A”, 2.375%, 6/15/2039	1,275,000	1,158,841
Vermont Student Assistance Corp., Education Loan Rev., “B”, 4.375%, 6/15/2046	755,000	683,669

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Vermont - continued
Vermont Student Assistance Corp., Education Loan Rev., “B”, 4%, 6/15/2047	$1,740,000	$1,504,107
Vermont Student Assistance Corp., Education Loan Rev., Tax-Exempt, “A”, 4.375%, 6/15/2040	2,070,000	2,137,267
		$8,994,954
Virginia - 0.8%
Amelia County, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 1.45%, 4/01/2027	$940,000	$856,965
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 1.45%, 4/01/2027	440,000	401,133
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/2043 (Prerefunded 3/01/2023)	4,600,000	4,748,276
Henrico County, VA, Economic Development Authority, Residential Care Rev. (Westminster Canterbury Richmond), “A”, 5%, 10/01/2052	2,220,000	2,367,832
James City County, VA, Economic Development Authority, Residential Care Facility Rev. (United Methodist Homes of Williamsburg, Inc.), “A”, 4%, 6/01/2041	1,250,000	1,071,182
James City County, VA, Economic Development Authority, Residential Care Facility Rev. (United Methodist Homes of Williamsburg, Inc.), “A”, 4%, 6/01/2047	2,055,000	1,671,171
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4%, 9/01/2023 (n)	330,000	327,891
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2028 (n)	580,000	563,749
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2037 (n)	1,105,000	1,096,982
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2045 (n)	3,775,000	3,418,242
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2045 (n)	960,000	938,363
Prince William County, VA, Cherry Hill Community Development Authority Rev. (Potomac Shores Project), 5.4%, 3/01/2045 (n)	1,780,000	1,800,392
Roanoke, VA, Economic Development Authority, Educational Facilities Rev. (Lynchburg College), “A”, 5%, 9/01/2032	1,140,000	1,235,668
Roanoke, VA, Economic Development Authority, Educational Facilities Rev. (Lynchburg College), “A”, 5%, 9/01/2034	490,000	527,329
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2030 (n)	2,810,000	2,904,044

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Virginia - continued
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2035 (n)	$2,590,000	$2,659,468
Virginia Small Business Financing Authority Rev., 5%, 6/01/2047	1,500,000	1,541,432
Virginia Small Business Financing Authority Rev., 5%, 6/01/2052	3,880,000	3,980,267
Virginia Small Business Financing Authority Rev. (Obligated Group of National Senior Campuses, Inc.), “A”, 4%, 1/01/2039	6,020,000	5,979,689
Virginia Small Business Financing Authority Rev. (Obligated Group of National Senior Campuses, Inc.), “A”, 4%, 1/01/2040	4,965,000	4,908,835
Virginia Small Business Financing Authority Rev., Solid Waste Disposal (Covanta Project), 5%, 1/01/2048 (Put Date 7/01/2038) (n)	715,000	716,454
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 3/01/2019 (a)(d)	769,496	77
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “B”, 6.25%, 3/01/2023 (a)(d)	6,569,570	657
		$43,716,098
Washington - 2.0%
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2033	$2,675,000	$2,874,439
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2038	3,415,000	3,630,491
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2048	6,565,000	6,871,902
Kalispel Tribe Indians, WA, Priority District Rev., “A”, 5%, 1/01/2032 (n)	2,220,000	2,404,097
Kalispel Tribe Indians, WA, Priority District Rev., “A”, 5.25%, 1/01/2038 (n)	2,500,000	2,712,274
Kalispel Tribe Indians, WA, Priority District Rev., “B”, 5%, 1/01/2032 (n)	700,000	758,049
Kalispel Tribe Indians, WA, Priority District Rev., “B”, 5.25%, 1/01/2038 (n)	900,000	976,419
Port of Seattle, WA, Industrial Development Corp., Special Facilities Rev. (Delta Airlines, Inc.), 5%, 4/01/2030	4,000,000	4,034,401
Seattle, WA, Municipal Light & Power Improvement Rev., “C”, 4%, 9/01/2037	7,000,000	7,237,794
Washington Health Care Facilities Authority Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2044	5,000,000	5,315,550
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2035	1,775,000	1,879,381
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2037	1,805,000	1,905,189

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Washington - continued
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Hearthstone Project), “A”, 5%, 7/01/2038 (n)	$830,000	$746,404
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Hearthstone Project), “A”, 5%, 7/01/2048 (n)	1,420,000	1,191,982
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Hearthstone Project), “A”, 5%, 7/01/2053 (n)	1,375,000	1,131,293
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Judson Park Project), 4%, 7/01/2028 (n)	225,000	217,732
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Judson Park Project), 5%, 7/01/2033 (n)	225,000	224,990
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Judson Park Project), 5%, 7/01/2038 (n)	325,000	319,734
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Judson Park Project), 5%, 7/01/2048 (n)	450,000	425,624
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2036 (n)	2,460,000	2,457,232
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2046 (n)	4,675,000	4,487,912
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2051 (n)	2,970,000	2,818,908
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2036 (n)	1,000,000	989,096
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2041 (n)	2,000,000	1,940,408
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2046 (n)	2,385,000	2,273,004
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2051 (n)	3,635,000	3,393,093
Washington State Convention Center, Public Facilities District, Junior Lodging Tax Green Notes, 4%, 7/01/2031	24,600,000	24,378,396
Washington State Housing Finance Commission Municipal Certificates, “A”, 3.5%, 12/01/2035	17,538,247	16,645,913
Washington State Housing Finance Commission Municipal Certificates, “X”, 0.725%, 12/20/2035 (i)	68,022,591	3,690,198
		$107,931,905

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
West Virginia - 0.6%
Monongalia County, WV, Commission Special District Excise Tax Refunding & Improvement Rev. (University Town Centre Economic Opportunity Development District), “A”, 4.125%, 6/01/2043 (n)	$1,510,000	$1,433,887
Monongalia County, WV, Special District Excise Tax Rev. (University Town Centre Economic Opportunity Development District), “B”, 4.875%, 6/01/2043 (n)	1,545,000	1,449,696
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), 4.75%, 6/01/2031	1,000,000	1,000,174
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Refunding Rev. (Wheel Power Co. - Mitchell Project), “A”, 3%, 6/01/2037 (Put Date 6/18/2027)	6,550,000	6,520,734
West Virginia Hospital Finance Authority Hospital Improvement Rev. (Cabell Huntington Hospital Obligated Group), “A”, 5%, 1/01/2043	8,615,000	8,970,122
West Virginia Hospital Finance Authority Hospital Improvement Rev. (Charleston Area Medical Center, Inc.), “A”, 5%, 9/01/2038	1,160,000	1,245,537
West Virginia Hospital Finance Authority Hospital Improvement Rev. (Charleston Area Medical Center, Inc.), “A”, 5%, 9/01/2039	350,000	373,475
West Virginia Hospital Finance Authority Hospital Improvement Rev. (West Virginia University Health System Obligated Group), “A”, 4%, 6/01/2051	6,660,000	6,553,142
West Virginia Housing Development Fund, “A”, FHA, 3.45%, 11/01/2033	610,000	620,992
West Virginia Housing Development Fund, “A”, FHA, 3.75%, 11/01/2038	585,000	595,638
Wheeling, WV, Combined Waterworks and Sewerage System Rev., “A”, BAM, 4%, 6/01/2041	655,000	676,429
Wheeling, WV, Combined Waterworks and Sewerage System Rev., “A”, BAM, 4%, 6/01/2046	650,000	662,309
Wheeling, WV, Combined Waterworks and Sewerage System Rev., “A”, BAM, 4%, 6/01/2051	475,000	481,599
		$30,583,734
Wisconsin - 5.4%
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2032	$725,000	$522,772
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2033	1,105,000	762,009
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2034	1,050,000	692,433
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2035	1,580,000	996,281

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2036	$1,620,000	$975,134
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2037	2,630,000	1,510,933
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2038	2,845,000	1,553,200
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2039	3,095,000	1,605,137
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2040	1,340,000	658,978
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2031	545,000	402,486
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2032	740,000	522,811
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2033	710,000	478,790
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2034	655,000	421,570
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2035	840,000	515,936
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2036	815,000	476,925
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2037	815,000	454,300
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2038	840,000	444,092
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2039	790,000	395,987
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2040	195,000	92,504
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2027	2,530,000	2,511,266
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2032	2,315,000	2,216,589
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2037	1,265,000	1,163,347
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2039	1,315,000	1,195,634
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), 4%, 9/15/2036	530,000	514,922
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), 4%, 9/15/2036 (w)	800,000	765,201

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), 4%, 9/15/2041 (w)	$770,000	$719,307
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), 4%, 9/15/2045 (w)	650,000	587,296
Wisconsin Health & Educational Facilities Authority Rev. (American Baptist Homes of the Midwest Obligated Group), 4.375%, 8/01/2027	100,000	96,538
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), “A”, 5%, 12/01/2030	160,000	180,072
Wisconsin Health & Educational Facilities Authority Rev. (Benevolent Corp. Cedar Community), 5%, 6/01/2037	1,110,000	1,121,658
Wisconsin Health & Educational Facilities Authority Rev. (Benevolent Corp. Cedar Community), 5%, 6/01/2041	1,910,000	1,919,456
Wisconsin Health & Educational Facilities Authority Rev. (Cedar Crest, Inc. Project), 5.125%, 4/01/2057	9,665,000	8,411,161
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “C”, 5%, 2/15/2047	675,000	702,914
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2037	765,000	711,643
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2047	1,365,000	1,173,712
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2057	2,100,000	1,727,034
Wisconsin Health & Educational Facilities Authority Rev. (Rogers Memorial Hospital, Inc.), “A”, 5%, 7/01/2038	520,000	543,984
Wisconsin Health & Educational Facilities Authority Rev. (Rogers Memorial Hospital, Inc.), “A”, 5%, 7/01/2044	600,000	623,092
Wisconsin Health & Educational Facilities Authority Rev. (Rogers Memorial Hospital, Inc.), “A”, 5%, 7/01/2049	2,515,000	2,603,444
Wisconsin Health & Educational Facilities Authority Rev. (Sauk-Prairie Memorial Hospital), 5.25%, 2/01/2043	4,870,000	4,897,754
Wisconsin Health & Educational Facilities Authority Rev. (Sauk-Prairie Memorial Hospital), “A”, 5.125%, 2/01/2038	5,110,000	5,136,009
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2039	1,060,000	1,066,964
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2046	1,335,000	1,316,438
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2054	11,510,000	11,168,450
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “B-3”, 2.25%, 11/01/2026	570,000	567,928

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 5%, 9/15/2040 (Prerefunded 9/15/2023)	$1,195,000	$1,237,525
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 5%, 9/15/2045 (Prerefunded 9/15/2023)	1,595,000	1,651,759
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 5%, 9/15/2050 (Prerefunded 9/15/2023)	6,430,000	6,658,814
Wisconsin Housing & Economic Development Authority Home Ownership, “D”, 4%, 3/01/2047 (u)	5,640,000	5,783,143
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/2028	3,815,000	3,821,352
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2042	17,855,000	17,950,821
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “C”, 5%, 7/01/2042	2,870,000	2,885,380
Wisconsin Public Finance Authority Charter School Rev. (Alamance Community School Project), “A”, 5%, 6/15/2051 (n)	930,000	760,542
Wisconsin Public Finance Authority Charter School Rev. (Eno River Academy Project), “A”, 4%, 6/15/2030 (n)	475,000	462,149
Wisconsin Public Finance Authority Charter School Rev. (Eno River Academy Project), “A”, 5%, 6/15/2040 (n)	815,000	821,811
Wisconsin Public Finance Authority Charter School Rev. (Eno River Academy Project), “A”, 5%, 6/15/2054 (n)	1,380,000	1,354,030
Wisconsin Public Finance Authority Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2039	285,000	296,811
Wisconsin Public Finance Authority Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2049	865,000	888,262
Wisconsin Public Finance Authority Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2053	580,000	593,224
Wisconsin Public Finance Authority Education Rev. (Mountain Island Charter School), 5%, 7/01/2037	665,000	674,064
Wisconsin Public Finance Authority Education Rev. (Mountain Island Charter School), 5%, 7/01/2047	1,015,000	1,022,986
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 4.95%, 3/01/2030 (n)	1,025,000	1,049,832
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.25%, 3/01/2035 (n)	1,005,000	1,028,243

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Education Rev. (Signature Preparatory), “A”, 5%, 6/15/2041 (n)	$1,945,000	$1,864,619
Wisconsin Public Finance Authority Education Rev. (Signature Preparatory), “A”, 5%, 6/15/2051 (n)	2,435,000	2,243,215
Wisconsin Public Finance Authority Education Rev. (Wilson Preparatory Academy), “A”, 4.125%, 6/15/2029 (n)	435,000	437,535
Wisconsin Public Finance Authority Education Rev. (Wilson Preparatory Academy), “A”, 5%, 6/15/2039 (n)	500,000	513,765
Wisconsin Public Finance Authority Education Rev. (Wilson Preparatory Academy), “A”, 5%, 6/15/2049 (n)	1,100,000	1,120,839
Wisconsin Public Finance Authority Educational Facilities Rev. (Community School of Davidson Project), 3.75%, 10/01/2023 (n)	150,000	150,262
Wisconsin Public Finance Authority Educational Facilities Rev. (Community School of Davidson Project), 5%, 10/01/2033 (n)	670,000	694,019
Wisconsin Public Finance Authority Educational Facilities Rev. (Community School of Davidson Project), 5%, 10/01/2048 (n)	3,265,000	3,314,938
Wisconsin Public Finance Authority Entrance Fee Principal Redemption Accredited Rev. (Searstone CCRC Project), “B-2”, 2.25%, 6/01/2027 (n)	1,595,000	1,468,815
Wisconsin Public Finance Authority Entrance Fee Principal Redemption Accredited Rev., Taxable (Searstone CCRC Project), “C”, 2.75%, 6/01/2026 (n)	1,295,000	1,250,779
Wisconsin Public Finance Authority Healthcare Facility Rev. (Appalachian Regional Healthcare System Obligated Group), “A”, 5%, 7/01/2039	500,000	537,032
Wisconsin Public Finance Authority Healthcare Facility Rev. (Appalachian Regional Healthcare System Obligated Group), “A”, 4%, 7/01/2046	1,100,000	1,019,768
Wisconsin Public Finance Authority Healthcare Facility Rev. (Blue Ridge Healthcare), “A”, 4%, 1/01/2045	715,000	704,365
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2025 (n)	445,000	449,659
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2030 (n)	920,000	923,565
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2038 (n)	1,215,000	1,203,039
Wisconsin Public Finance Authority Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2042	595,000	617,581
Wisconsin Public Finance Authority Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2047	545,000	561,335
Wisconsin Public Finance Authority Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2036 (n)	2,040,000	1,877,782

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2041 (n)	$1,860,000	$1,625,811
Wisconsin Public Finance Authority Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2051 (n)	3,445,000	2,773,579
Wisconsin Public Finance Authority Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2056 (n)	1,825,000	1,436,294
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (n)	27,380,000	25,223,535
Wisconsin Public Finance Authority Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (n)	5,730,000	5,483,619
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 6.5%, 12/01/2037 (n)	8,355,000	7,707,198
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	7,930,000	7,449,465
Wisconsin Public Finance Authority Refunding Rev. (Roseman University of Health Sciences Project), 4%, 4/01/2052 (n)	1,105,000	931,553
Wisconsin Public Finance Authority Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), “A”, 5%, 11/15/2041	1,115,000	1,203,641
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2041	265,000	247,311
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2046	360,000	324,733
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2051	1,010,000	891,751
Wisconsin Public Finance Authority Retirement Facilities Rev. (Penick Village), 5%, 9/01/2039 (n)	770,000	722,805
Wisconsin Public Finance Authority Retirement Facilities Rev. (Penick Village), 5%, 9/01/2049 (n)	1,455,000	1,296,907
Wisconsin Public Finance Authority Retirement Facilities Rev. (Penick Village), 5%, 9/01/2054 (n)	1,365,000	1,197,792
Wisconsin Public Finance Authority Rev. (Alamance Community School Project), “A”, 4.25%, 6/15/2031 (n)	170,000	151,701

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Rev. (Alamance Community School Project), “A”, 5%, 6/15/2041 (n)	$515,000	$450,932
Wisconsin Public Finance Authority Rev. (Alamance Community School Project), “A”, 5%, 6/15/2056 (n)	900,000	717,058
Wisconsin Public Finance Authority Rev. (Celanese Corp.), “B”, 5%, 12/01/2025	3,055,000	3,246,168
Wisconsin Public Finance Authority Rev. (McLemore Hotel & Conference Center), “B”, 6.5%, 6/01/2056 (n)	6,165,000	5,121,314
Wisconsin Public Finance Authority Rev. (Obligated Group of National Senior Communities, Inc.), 4%, 1/01/2047	360,000	341,475
Wisconsin Public Finance Authority Rev. (Obligated Group of National Senior Communities, Inc.), 4%, 1/01/2052	490,000	457,969
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 3%, 4/01/2025 (n)	130,000	128,650
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5%, 4/01/2030 (n)	600,000	633,726
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 4%, 4/01/2032 (n)	915,000	903,693
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5.75%, 4/01/2035	2,805,000	2,933,479
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5%, 4/01/2040 (n)	1,150,000	1,187,607
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 4%, 4/01/2042 (n)	1,000,000	892,641
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5%, 4/01/2050 (n)	2,000,000	2,041,985
Wisconsin Public Finance Authority Rev., “B-1”, 4%, 12/28/2044 (n)	13,297,280	10,880,741
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2037 (n)	1,995,000	1,986,718
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2042 (n)	3,965,000	3,874,058
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2047 (n)	3,955,000	3,806,207
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2052 (n)	8,800,000	8,379,816
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.125%, 11/15/2029 (n)	1,905,000	1,932,114

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.5%, 11/15/2034 (n)	$1,730,000	$1,761,036
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.75%, 11/15/2044 (n)	1,685,000	1,713,293
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 6%, 11/15/2049 (n)	3,465,000	3,537,921
Wisconsin Public Finance Authority Senior Secured Rev. (McLemore Hotel & Conference Center), “A”, 4.5%, 6/01/2056 (n)	17,295,000	13,559,069
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 5%, 7/01/2044	520,000	564,841
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 4%, 7/01/2045	995,000	1,001,652
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 4%, 7/01/2050	855,000	857,077
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 5%, 7/01/2054	680,000	732,608
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 4%, 7/01/2055	965,000	966,077
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 5%, 7/01/2058	780,000	840,345
Wisconsin Public Finance Authority Student Housing Rev. (NC A&T Real Estate Foundation LLC Project), “B”, 5%, 6/01/2034	2,380,000	2,485,830
Wisconsin Public Finance Authority Student Housing Rev. (NC A&T Real Estate Foundation LLC Project), “B”, 5%, 6/01/2039	1,490,000	1,538,593
Wisconsin Public Finance Authority Student Housing Rev. (NC A&T Real Estate Foundation LLC Project), “B”, 5%, 6/01/2044	1,770,000	1,812,018
Wisconsin Public Finance Authority Student Housing Rev. (NC A&T Real Estate Foundation LLC Project), “B”, 5%, 6/01/2049	2,540,000	2,583,991
Wisconsin Public Finance Authority Student Housing Rev. (University of Hawai'i Foundation Project), “A-1”, 4%, 7/01/2041 (n)	365,000	347,728
Wisconsin Public Finance Authority Student Housing Rev. (University of Hawai'i Foundation Project), “A-1”, 4%, 7/01/2051 (n)	1,835,000	1,668,039

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Student Housing Rev. (University of Hawai'i Foundation Project), “A-1”, 4%, 7/01/2061 (n)	$3,235,000	$2,847,768
Wisconsin Public Finance Authority Student Housing Rev. (University of Hawai'i Foundation Project), “B”, 5.25%, 7/01/2061 (n)	1,795,000	1,552,635
Wisconsin Public Finance Authority Student Housing Rev. (Western Carolina University Project), 5.25%, 7/01/2047	2,480,000	2,507,217
Wisconsin Public Finance Authority Student Housing Rev., Taxable (University of Hawai'i Foundation Project), “A-2”, 4.85%, 7/01/2031 (n)	365,000	339,853
Wisconsin Public Finance Authority Student Housing Rev., Taxable (University of Hawai'i Foundation Project), “A-2”, 5.35%, 7/01/2040 (n)	1,575,000	1,397,640
		$290,217,028
Wyoming - 0.0%
Laramie County, WY, Hospital Refunding Rev. (Cheyenne Regional Medical Center Project), 4%, 5/01/2035	$255,000	$262,618
Laramie County, WY, Hospital Refunding Rev. (Cheyenne Regional Medical Center Project), 4%, 5/01/2037	225,000	228,665
		$491,283
Total Municipal Bonds (Identified Cost, $5,564,851,790)		$5,352,136,054
Bonds – 0.6%
Consumer Services – 0.6%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$8,970,000	$7,808,393
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	8,338,000	6,831,494
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2027 (n)	1,149,000	883,068
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2028 (n)	2,923,000	2,118,915
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	33,855,257	9,175,497
Toll Road Investors Partnership II LP, Capital Appreciation, “B”, NPFG, 0%, 2/15/2033 (n)	4,735,000	2,630,650
Total Bonds (Identified Cost, $33,043,290)		$29,448,017

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Other Municipal Bonds – 0.2%
Multi-Family Housing Revenue – 0.2%
FRETE 2021-ML10 Trust, “X-CA”, FHLMC, 1.517%, 6/25/2038 (i)(n)	$30,465,359	$4,144,952
FRETE 2021-ML10 Trust, “X-US”, FHLMC, 2.055%, 1/25/2038 (i)(n)	28,676,940	5,301,945
FRETE 2021-ML12 Trust, “X-US”, FHLMC, 1.22%, 7/25/2041 (i)(n)	17,667,325	1,986,714
Total Other Municipal Bonds (Identified Cost, $12,453,574)		$11,433,611
Contingent Value Instruments - 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $7,623,573)	$13,244,847	$7,069,437
Investment Companies (h) - 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 1.72% (v) (Identified Cost, $59,614,092)	59,616,984	$59,616,984

Other Assets, Less Liabilities - (1.1)%		(56,827,161)
Net Assets - 100.0%		$5,402,876,942

(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $59,616,984 and $5,400,087,119, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,053,575,510, representing 19.5% of net assets.
(q)	Interest received was less than stated coupon rate.
(u)	Underlying security deposited into special purpose trust upon creation of self-deposited inverse floaters.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.

Portfolio of Investments (unaudited) – continued
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 7.5%, 7/01/2032	10/08/20	$1,800,000	$1,350,000
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 8%, 7/01/2039	5/25/17-6/01/18	11,564,858	6,843,000
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 7.5%, 12/01/2039	7/26/19	11,288,456	644,500
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 5.5%, 5/15/2025	6/30/15	300,000	192,000
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.25%, 5/15/2035	6/30/15	300,000	192,000
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 7.75%, 5/15/2035	6/30/15	1,140,291	675,200
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 8.125%, 5/15/2044	11/15/17	10,935,573	6,777,600
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.5%, 5/15/2049	12/16/13-8/29/18	805,000	515,200
Illinois Housing Development Authority Rev., “A”, FHLMC, 3.87%, 11/15/2035	2/04/21	10,761,986	9,250,049
Illinois Housing Development Authority Rev., “B”, FHLMC, 3.87%, 11/15/2035	2/04/21	4,388,983	3,772,381
Illinois Housing Development Authority Rev., “C”, FHLMC, 3.87%, 11/15/2035	2/04/21	4,379,628	3,764,341
Illinois Housing Development Authority Rev., “D”, FHLMC, 3.87%, 11/15/2035	2/04/21	3,996,404	3,434,955
Illinois Housing Development Authority Rev., “E”, FHLMC, 3.87%, 11/15/2035	2/04/21	2,751,739	2,365,151
Total Restricted Securities			$39,776,377
% of Net assets			0.7%

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
CALHF	California Health Facility Construction Loan Insurance Program
COP	Certificate of Participation

Portfolio of Investments (unaudited) – continued
ETM	Escrowed to Maturity
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 7/31/22 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $5,617,972,227)	$5,400,087,119
Investments in affiliated issuers, at value (identified cost, $59,614,092)	59,616,984
Receivables for
Investments sold	7,763,721
Fund shares sold	14,197,585
Interest	50,328,441
Other assets	134,831
Total assets	$5,532,128,681
Liabilities
Payable to custodian	$823,129
Payables for
Distributions	2,299,895
Investments purchased	10,950,887
Fund shares reacquired	12,494,952
When-issued investments purchased	41,958,703
Interest expense and fees	199,785
Payable to the holders of the floating rate certificates	58,743,355
Payable to affiliates
Investment adviser	298,041
Administrative services fee	8,383
Shareholder servicing costs	1,247,638
Distribution and service fees	12,758
Payable for independent Trustees' compensation	1,232
Accrued expenses and other liabilities	212,981
Total liabilities	$129,251,739
Net assets	$5,402,876,942
Net assets consist of
Paid-in capital	$5,721,541,192
Total distributable earnings (loss)	(318,664,250)
Net assets	$5,402,876,942
Shares of beneficial interest outstanding	699,419,980

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,741,249,602	225,305,582	$7.73
Class B	3,746,924	484,367	7.74
Class C	114,063,263	14,743,464	7.74
Class I	2,214,521,678	286,724,307	7.72
Class R6	1,329,295,475	172,162,260	7.72

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $8.07 [100 / 95.75 x $7.73]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I and R6.
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 7/31/22 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$117,348,602
Dividends from affiliated issuers	225,691
Total investment income	$117,574,293
Expenses
Management fee	$14,817,971
Distribution and service fees	656,708
Shareholder servicing costs	2,052,484
Administrative services fee	339,363
Independent Trustees' compensation	46,949
Custodian fee	209,182
Shareholder communications	96,958
Audit and tax fees	36,271
Legal fees	25,838
Interest expense and fees	343,607
Miscellaneous	200,445
Total expenses	$18,825,776
Fees paid indirectly	(1,784)
Reduction of expenses by investment adviser and distributor	(412,173)
Net expenses	$18,411,819
Net investment income (loss)	$99,162,474
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(49,940,789)
Affiliated issuers	(13,843)
Net realized gain (loss)	$(49,954,632)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(473,564,360)
Affiliated issuers	2,570
Net unrealized gain (loss)	$(473,561,790)
Net realized and unrealized gain (loss)	$(523,516,422)
Change in net assets from operations	$(424,353,948)
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	7/31/22 (unaudited)	1/31/22
Change in net assets
From operations
Net investment income (loss)	$99,162,474	$195,015,926
Net realized gain (loss)	(49,954,632)	18,980,376
Net unrealized gain (loss)	(473,561,790)	(200,389,124)
Change in net assets from operations	$(424,353,948)	$13,607,178
Total distributions to shareholders	$(103,579,116)	$(193,615,712)
Change in net assets from fund share transactions	$(884,078,276)	$620,726,829
Total change in net assets	$(1,412,011,340)	$440,718,295
Net assets
At beginning of period	6,814,888,282	6,374,169,987
At end of period	$5,402,876,942	$6,814,888,282
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	7/31/22 (unaudited)	1/31/22	1/31/21	1/31/20	1/31/19	1/31/18
Net asset value, beginning of period	$8.42	$8.62	$8.66	$8.09	$8.16	$8.02
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.26	$0.30	$0.32	$0.35	$0.36
Net realized and unrealized gain (loss)	(0.68)	(0.21)	(0.04)	0.56	(0.08)	0.14
Total from investment operations	$(0.55)	$0.05	$0.26	$0.88	$0.27	$0.50
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.25)	$(0.30)	$(0.31)	$(0.34)	$(0.36)
Net asset value, end of period (x)	$7.73	$8.42	$8.62	$8.66	$8.09	$8.16
Total return (%) (r)(s)(t)(x)	(6.53)(n)	0.58	3.24	11.06	3.31	6.29
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.65(a)	0.63	0.65	0.67	0.67	0.68
Expenses after expense reductions (f)	0.64(a)	0.62	0.64	0.66	0.66	0.65
Net investment income (loss)	3.45(a)	2.94	3.65	3.82	4.35	4.44
Portfolio turnover	9(n)	17	30	12	24	17
Net assets at end of period (000 omitted)	$1,741,250	$2,066,744	$1,971,228	$1,999,299	$1,623,004	$1,589,868
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.63(a)	0.61	0.62	0.63	0.64	0.64
See Notes to Financial Statements

Financial Highlights – continued
Class B	Six months ended	Year ended
	7/31/22 (unaudited)	1/31/22	1/31/21	1/31/20	1/31/19	1/31/18
Net asset value, beginning of period	$8.42	$8.63	$8.67	$8.10	$8.16	$8.03
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.19	$0.25	$0.26	$0.29	$0.30
Net realized and unrealized gain (loss)	(0.68)	(0.21)	(0.05)	0.56	(0.07)	0.13
Total from investment operations	$(0.57)	$(0.02)	$0.20	$0.82	$0.22	$0.43
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.19)	$(0.24)	$(0.25)	$(0.28)	$(0.30)
Net asset value, end of period (x)	$7.74	$8.42	$8.63	$8.67	$8.10	$8.16
Total return (%) (r)(s)(t)(x)	(6.76)(n)	(0.28)	2.49	10.24	2.68	5.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.65(a)	1.63	1.66	1.67	1.67	1.68
Expenses after expense reductions (f)	1.39(a)	1.37	1.40	1.41	1.41	1.41
Net investment income (loss)	2.70(a)	2.21	3.00	3.12	3.61	3.68
Portfolio turnover	9(n)	17	30	12	24	17
Net assets at end of period (000 omitted)	$3,747	$5,096	$6,519	$13,733	$17,392	$22,213
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.38(a)	1.36	1.38	1.38	1.40	1.40
See Notes to Financial Statements

Financial Highlights – continued
Class C	Six months ended	Year ended
	7/31/22 (unaudited)	1/31/22	1/31/21	1/31/20	1/31/19	1/31/18
Net asset value, beginning of period	$8.42	$8.63	$8.67	$8.10	$8.16	$8.03
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.17	$0.22	$0.24	$0.27	$0.28
Net realized and unrealized gain (loss)	(0.68)	(0.21)	(0.04)	0.56	(0.08)	0.13
Total from investment operations	$(0.58)	$(0.04)	$0.18	$0.80	$0.19	$0.41
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.17)	$(0.22)	$(0.23)	$(0.25)	$(0.28)
Net asset value, end of period (x)	$7.74	$8.42	$8.63	$8.67	$8.10	$8.16
Total return (%) (r)(s)(t)(x)	(6.87)(n)	(0.53)	2.23	9.96	2.42	5.10
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.65(a)	1.63	1.66	1.67	1.67	1.68
Expenses after expense reductions (f)	1.64(a)	1.62	1.64	1.66	1.66	1.65
Net investment income (loss)	2.45(a)	1.95	2.69	2.84	3.35	3.43
Portfolio turnover	9(n)	17	30	12	24	17
Net assets at end of period (000 omitted)	$114,063	$148,124	$167,087	$242,387	$230,387	$282,931
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.63(a)	1.61	1.63	1.63	1.64	1.64
See Notes to Financial Statements

Financial Highlights – continued
Class I	Six months ended	Year ended
	7/31/22 (unaudited)	1/31/22	1/31/21	1/31/20	1/31/19	1/31/18
Net asset value, beginning of period	$8.41	$8.62	$8.66	$8.09	$8.15	$8.02
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.25	$0.30	$0.32	$0.35	$0.36
Net realized and unrealized gain (loss)	(0.68)	(0.21)	(0.04)	0.56	(0.08)	0.13
Total from investment operations	$(0.55)	$0.04	$0.26	$0.88	$0.27	$0.49
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.25)	$(0.30)	$(0.31)	$(0.33)	$(0.36)
Net asset value, end of period (x)	$7.72	$8.41	$8.62	$8.66	$8.09	$8.15
Total return (%) (r)(s)(t)(x)	(6.54)(n)	0.46	3.24	11.06	3.44	6.15
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.65(a)	0.63	0.65	0.67	0.67	0.68
Expenses after expense reductions (f)	0.64(a)	0.62	0.64	0.66	0.66	0.65
Net investment income (loss)	3.44(a)	2.94	3.64	3.82	4.34	4.42
Portfolio turnover	9(n)	17	30	12	24	17
Net assets at end of period (000 omitted)	$2,214,522	$2,792,475	$2,831,021	$2,687,508	$2,145,125	$2,261,507
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.63(a)	0.61	0.62	0.63	0.64	0.64
See Notes to Financial Statements

Financial Highlights – continued
Class R6	Six months ended	Year ended
	7/31/22 (unaudited)	1/31/22	1/31/21	1/31/20	1/31/19	1/31/18(i)
Net asset value, beginning of period	$8.41	$8.62	$8.65	$8.08	$8.15	$8.23
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.26	$0.31	$0.33	$0.36	$0.22
Net realized and unrealized gain (loss)	(0.69)	(0.21)	(0.03)	0.56	(0.09)	(0.06)(g)
Total from investment operations	$(0.55)	$0.05	$0.28	$0.89	$0.27	$0.16
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.26)	$(0.31)	$(0.32)	$(0.34)	$(0.24)
Net asset value, end of period (x)	$7.72	$8.41	$8.62	$8.65	$8.08	$8.15
Total return (%) (r)(s)(t)(x)	(6.50)(n)	0.54	3.44	11.16	3.40	1.97(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.56(a)	0.54	0.57	0.59	0.58	0.57(a)
Expenses after expense reductions (f)	0.55(a)	0.53	0.56	0.58	0.57	0.56(a)
Net investment income (loss)	3.53(a)	3.01	3.73	3.89	4.41	4.12(a)
Portfolio turnover	9(n)	17	30	12	24	17
Net assets at end of period (000 omitted)	$1,329,295	$1,802,449	$1,398,315	$1,195,880	$856,776	$397,994
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.54(a)	0.52	0.54	0.55	0.56	0.55(a)

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For Class R6, the period is from the class inception, June 2, 2017, through the stated period end.
(l)	Interest expense and fees include payments made to the holders of the floating rate certificates.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Municipal High Income Fund (the fund) is a diversified series of MFS Series Trust III which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments, which generally trade in the over-the-counter market. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. Municipal instruments may be supported by insurance which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument. The value of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions in the region where the instrument is issued, and the financial condition of municipal issuers and of municipal instrument insurers of which there are a limited number. Also, because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the fund and the overall municipal market. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and distributions made by the fund could be taxable to shareholders. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.

Notes to Financial Statements (unaudited) - continued
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Notes to Financial Statements (unaudited) - continued
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$5,370,639,102	$—	$5,370,639,102
U.S. Corporate Bonds	—	29,448,017	—	29,448,017
Mutual Funds	59,616,984	—	—	59,616,984
Total	$59,616,984	$5,400,087,119	$—	$5,459,704,103
For further information regarding security characteristics, see the Portfolio of Investments.
Inverse Floaters — The fund invests in municipal inverse floating rate securities in the form of self-deposited secondary market inverse floaters which have variable rates of interest that typically move in the opposite direction of short-term rates. A self-deposited secondary market inverse floater is created when the fund transfers a municipal bond from its portfolio to a special purpose trust (“the trust”) and causes the trust to issue (a) inverse floaters to be held by the fund and (b) floating rate certificates to be held by third parties. The floating rate certificates usually pay tax-exempt interest at short-term rates that reset weekly and the holders of those certificates typically have the option to tender at par plus accrued interest. Self-deposited secondary market inverse floaters are accounted for as secured borrowings, with the municipal bonds transferred to the trust being reflected as fund investments and the amounts owed to floating rate certificate holders being reflected as fund liabilities in the Statement of Assets and Liabilities as “Payable to the holders of the floating rate certificates”. The carrying value of that liability as reported in the fund’s Statement of Assets and Liabilities approximates its fair value which would be considered level 2 under the fair value hierarchy.
At July 31, 2022, the fund’s payable to the holders of the floating rate certificates was $58,743,355 and the related weighted average interest rate on the settled floating rate certificates issued by the trust was 1.73%. For the six months ended July 31, 2022, the average payable to the holders of the settled floating rate certificates was $61,165,915 at a weighted average interest rate of 0.70%. Interest expense and fees, which are recorded as incurred, include interest payments made to the holders of the floating rate certificates and associated fees. For the six months ended July 31, 2022, the related interest expense and fees amounted to $330,125 which is included in “Interest expense and fees” in the Statement of Operations.

Notes to Financial Statements (unaudited) - continued
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period.
Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the normal settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. At the time that it enters into a when-issued or delayed delivery transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring,

Notes to Financial Statements (unaudited) - continued
incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended July 31, 2022, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 1/31/22
Ordinary income (including any short-term capital gains)	$2,809,813
Tax-exempt income	190,805,899
Total distributions	$193,615,712

Notes to Financial Statements (unaudited) - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 7/31/22
Cost of investments	$5,649,613,575
Gross appreciation	63,762,517
Gross depreciation	(312,415,344)
Net unrealized appreciation (depreciation)	$(248,652,827)
As of 1/31/22
Undistributed ordinary income	1,438,285
Undistributed tax-exempt income	60,201,484
Capital loss carryforwards	(60,893,828)
Other temporary differences	(16,557,280)
Net unrealized appreciation (depreciation)	225,080,153
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of January 31, 2022, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(60,893,828)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 7/31/22	Year ended 1/31/22
Class A	$33,033,948	$60,230,580
Class B	62,364	126,101
Class C	1,652,414	3,093,572
Class I	43,281,016	80,273,036
Class R6	25,549,374	49,892,423
Total	$103,579,116	$193,615,712

Notes to Financial Statements (unaudited) - continued
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $2.5 billion	0.55%
In excess of $2.5 billion and up to $5 billion	0.50%
In excess of $5 billion and up to $10 billion	0.45%
In excess of $10 billion	0.425%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. Effective March 1, 2022, MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until May 31, 2023. For the six months ended July 31, 2022, this management fee reduction amounted to $406,689, which is included in the reduction of total expenses in the Statement of Operations.
The management fee incurred for the six months ended July 31, 2022 was equivalent to an annual effective rate of 0.50% of the fund's average daily net assets.
The investment adviser had agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses) and investment-related expenses (such as interest expense and fees associated with investments in inverse floating rate instruments), such that total fund operating expenses did not exceed the following rates annually of each class’s average daily net assets:
		Classes
A	B	C	I	R6
0.65%	1.40%	1.65%	0.65%	0.56%
This written agreement terminated on July 31, 2022. For the six months ended July 31, 2022, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement. Effective August 1, 2022, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses) and investment-related expenses (such as interest expense and fees associated with investments in inverse floating rate instruments), such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
		Classes
A	B	C	I	R6
0.59%	1.34%	1.59%	0.59%	0.50%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until May 31, 2024.

Notes to Financial Statements (unaudited) - continued
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $15,474 for the six months ended July 31, 2022, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class B	0.75%	0.25%	1.00%	0.75%	$ 21,855
Class C	0.75%	0.25%	1.00%	1.00%	634,853
Total Distribution and Service Fees					$656,708
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended July 31, 2022 based on each class's average daily net assets. MFD has agreed in writing to reduce the Class B service fee rate to 0.00% for all Class B shares. This agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least May 31, 2024. For the six months ended July 31, 2022, this waiver amounted to $5,464, which is included in the reduction of total expenses in the Statement of Operations. MFD has also voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended July 31, 2022, this rebate amounted to $20 for Class C and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended July 31, 2022, were as follows:
Amount
Class A	$142,584
Class B	461
Class C	8,115
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the

Notes to Financial Statements (unaudited) - continued
six months ended July 31, 2022, the fee was $83,862, which equated to 0.0029% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended July 31, 2022, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,968,622.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended July 31, 2022 was equivalent to an annual effective rate of 0.0118% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $858 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended July 31, 2022. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $1,232 at July 31, 2022, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended July 31, 2022, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $223,647 and $2,597,078, respectively. The sales transactions resulted in net realized gains (losses) of $(234,439).
(4) Portfolio Securities
For the six months ended July 31, 2022, purchases and sales of investments, other than short-term obligations, aggregated $520,296,933 and $1,323,743,073, respectively.

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 7/31/22		Year ended 1/31/22
	Shares	Amount	Shares	Amount
Shares sold
Class A	22,779,415	$177,180,802	40,037,108	$347,009,592
Class B	11,688	91,487	7,307	62,707
Class C	638,099	5,016,830	2,392,645	20,767,125
Class I	80,996,054	627,780,849	88,439,826	765,619,870
Class R6	56,829,205	451,326,309	98,856,243	856,361,341
	161,254,461	$1,261,396,277	229,733,129	$1,989,820,635
Shares issued to shareholders in reinvestment of distributions
Class A	3,922,016	$30,717,942	6,461,532	$55,843,129
Class B	6,050	47,442	11,364	98,265
Class C	195,212	1,529,974	330,541	2,859,594
Class I	4,831,146	37,845,135	8,125,477	70,157,314
Class R6	2,432,351	19,023,244	4,527,776	39,092,462
	11,386,775	$89,163,737	19,456,690	$168,050,764
Shares reacquired
Class A	(46,983,822)	$(366,035,187)	(29,461,794)	$(255,087,424)
Class B	(138,391)	(1,072,677)	(168,790)	(1,460,062)
Class C	(3,672,641)	(28,633,030)	(4,492,320)	(38,959,121)
Class I	(131,130,558)	(1,016,890,042)	(92,977,544)	(797,612,088)
Class R6	(101,467,543)	(822,007,354)	(51,278,592)	(444,025,875)
	(283,392,955)	$(2,234,638,290)	(178,379,040)	$(1,537,144,570)
Net change
Class A	(20,282,391)	$(158,136,443)	17,036,846	$147,765,297
Class B	(120,653)	(933,748)	(150,119)	(1,299,090)
Class C	(2,839,330)	(22,086,226)	(1,769,134)	(15,332,402)
Class I	(45,303,358)	(351,264,058)	3,587,759	38,165,096
Class R6	(42,205,987)	(351,657,801)	52,105,427	451,427,928
	(110,751,719)	$(884,078,276)	70,810,779	$620,726,829
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks

Notes to Financial Statements (unaudited) - continued
under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 16, 2023 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended July 31, 2022, the fund’s commitment fee and interest expense were $13,299 and $0, respectively, and are included in “Interest expense and fees” in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$186,790,392	$1,134,751,782	$1,261,913,917	$(13,843)	$2,570	$59,616,984

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$225,691	$—
(8) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund

Notes to Financial Statements (unaudited) - continued
to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(9) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.

Board Review of Investment Advisory Agreement
MFS Municipal High Income Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2022 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2021 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about

Board Review of Investment Advisory Agreement - continued
MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2021, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 3rd quintile for each of the one- and three-year periods ended December 31, 2021 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund's last fiscal year), the Fund’s effective advisory fee rate

Board Review of Investment Advisory Agreement - continued
was approximately at the Broadridge expense group median and the Fund’s total expense ratio was higher than the Broadridge expense group median. The Trustees also noted that MFS has agreed to further reduce the expense limitation for the Fund effective August 1, 2022.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $2.5 billion, $5 billion, and $10 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

Board Review of Investment Advisory Agreement - continued
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2022.

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2022 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2021 to December 31, 2021 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.
MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.
To sign up:
1. Go to mfs.com.
2. Log in via MFS® Access.
3. Select eDelivery.
If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.
CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
July 31, 2022
MFS®  Global High Yield Fund
HYO-SEM

MFS® Global High Yield Fund

Contact information	back cover

Appendix A: MFS High Yield Pooled Portfolio Semiannual Report	Enclosed
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions, the continued spread of the coronavirus (particularly in Asia), and evolving geopolitical tensions in the wake of Russia’s invasion of Ukraine. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. U.S. Federal Reserve Chair Jerome Powell recently acknowledged that to stabilize prices, rates must move higher and tighter policy must be sustained for some time, likely hurting households and businesses. Richly valued, interest rate–sensitive growth equities have been hit particularly hard by higher interest rates, and volatility in credit markets has picked up too.
There are, however, encouraging signs for the markets. The latest wave of COVID-19 cases appears to be receding in Asia, and cases outside Asia, while numerous, appear to be causing fewer serious illnesses. Meanwhile, unemployment is low and there are signs that some global supply chain bottlenecks are beginning to ease, though lingering coronavirus restrictions in China and disruptions stemming from Russia’s invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
September 15, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure (i)
Top five industries (i)
Utilities - Electrical Power	6.9%
Cable TV	6.2%
Wireless Communications	4.9%
Gaming & Lodging	4.8%
Medical & Health Technology & Services	4.7%
Composition including fixed income credit quality (a)(i)
BBB	2.0%
BB	49.8%
B	32.6%
CCC	11.2%
C (o)	0.0%
Not Rated	(1.0)%
Non-Fixed Income	0.3%
Cash & Cash Equivalents	4.2%
Other	0.9%
Portfolio facts (i)
Average Duration (d)	3.9
Average Effective Maturity (m)	5.8 yrs.
Issuer country weightings (i)(x)
United States	59.9%
United Kingdom	3.4%
Mexico	3.1%
India	3.1%
Brazil	2.8%
Canada	2.4%
Luxembourg	2.3%
France	2.2%
Netherlands	2.0%
Other Countries	18.8%

2

Portfolio Composition - continued
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings, including investments in money market funds and Other, of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
Cash & Cash Equivalents includes any direct exposure to cash, direct and indirect exposure to investments in money market funds, cash equivalents, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s direct cash position and other assets and liabilities.
Other includes the direct and indirect equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of July 31, 2022.
The portfolio is actively managed and current holdings may be different.
3

Expense Table
Fund expenses borne by the shareholders during the period,
February 1, 2022 through July 31, 2022
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the MFS High Yield Pooled Portfolio, an underlying MFS Pooled Portfolio in which the fund invests. MFS Pooled Portfolios are mutual funds advised by MFS that do not pay management fees to MFS but do incur investment and operating costs. If these transactional and indirect costs were included, your costs would have been higher.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2022 through July 31, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 2/01/22	Ending Account Value 7/31/22	Expenses Paid During Period (p) 2/01/22-7/31/22
A	Actual	1.05%	$1,000.00	$927.14	$5.02
	Hypothetical (h)	1.05%	$1,000.00	$1,019.59	$5.26
B	Actual	1.80%	$1,000.00	$923.77	$8.59
	Hypothetical (h)	1.80%	$1,000.00	$1,015.87	$9.00
C	Actual	1.80%	$1,000.00	$923.45	$8.58
	Hypothetical (h)	1.80%	$1,000.00	$1,015.87	$9.00
I	Actual	0.80%	$1,000.00	$928.33	$3.82
	Hypothetical (h)	0.80%	$1,000.00	$1,020.83	$4.01
R1	Actual	1.80%	$1,000.00	$923.61	$8.59
	Hypothetical (h)	1.80%	$1,000.00	$1,015.87	$9.00
R2	Actual	1.30%	$1,000.00	$926.13	$6.21
	Hypothetical (h)	1.30%	$1,000.00	$1,018.35	$6.51
R3	Actual	1.05%	$1,000.00	$927.62	$5.02
	Hypothetical (h)	1.05%	$1,000.00	$1,019.59	$5.26
R4	Actual	0.80%	$1,000.00	$927.10	$3.82
	Hypothetical (h)	0.80%	$1,000.00	$1,020.83	$4.01
R6	Actual	0.69%	$1,000.00	$928.67	$3.30
	Hypothetical (h)	0.69%	$1,000.00	$1,021.37	$3.46
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.
5

Portfolio of Investments
7/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 33.0%
Asset-Backed & Securitized – 0.0%
Lehman Brothers Commercial Conduit Mortgage Trust, 0.858%, 2/18/2030 (i)		$6,016	$0
Automotive – 0.8%
RAC Bond Co. PLC, 5.25%, 11/04/2046 (n)	GBP	699,000	$683,628
RENK AG, 5.75%, 7/15/2025	EUR	100,000	95,562
Renk GmbH (Frankfurt), 5.75%, 7/15/2025 (n)		465,000	444,362
TI Automotive Finance PLC, 3.75%, 4/15/2029 (n)		815,000	653,049
			$1,876,601
Basic Industry – 0.2%
Peoplecert Wisdom Issuer PLC, 5.75%, 9/15/2026 (n)	EUR	535,000	$515,761
Broadcasting – 0.5%
Banijay Group S.A.S., 6.5%, 3/01/2026	EUR	475,000	$430,334
Summer (BC) Holdco S.à r.l., “A”, 9.25%, 10/31/2027		292,842	260,348
WMG Acquisition Corp., 2.25%, 8/31/2031 (n)		610,000	507,257
			$1,197,939
Brokerage & Asset Managers – 0.4%
Vivion Investments S.à r.l., 3%, 8/08/2024	EUR	1,000,000	$930,065
Building – 0.2%
Standard Industries, Inc., 2.25%, 11/21/2026 (n)	EUR	530,000	$451,134
Business Services – 0.7%
Nexi S.p.A., 2.125%, 4/30/2029	EUR	1,050,000	$871,685
StoneCo Ltd., 3.95%, 6/16/2028 (n)		$1,029,000	818,216
			$1,689,901
Cable TV – 1.0%
Summer BidCo B.V., 9%, 11/15/2025	EUR	736,917	$610,667
United Group B.V., 3.125%, 2/15/2026		220,000	187,751
Virgin Media Finance PLC, 3.75%, 7/15/2030		470,000	385,573
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/2028	GBP	470,000	497,959
Ziggo B.V., 2.875%, 1/15/2030 (n)	EUR	760,000	641,602
			$2,323,552
Chemicals – 0.7%
Herens Midco S.à r.l., 5.25%, 5/15/2029 (n)	EUR	275,000	$196,913
Herens Midco S.à r.l., 5.25%, 5/15/2029		100,000	71,605
Sasol Financing (USA) LLC, 5.5%, 3/18/2031		$940,000	766,570
6

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Chemicals – continued
SCIL IV LLC/SCIL USA Holdings LLC, 4.375%, 11/01/2026 (n)	EUR	715,000	$604,709
			$1,639,797
Conglomerates – 0.7%
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		$1,305,000	$1,207,086
Industria Macchine Automatiche S.p.A., 3.75%, 1/15/2028	EUR	465,000	388,757
			$1,595,843
Consumer Products – 0.6%
Natura & Co. Luxembourg Holdings S.à r.l., 6%, 4/19/2029 (n)		$510,000	$472,479
Ontex Group N.V., 3.5%, 7/15/2026	EUR	900,000	779,113
			$1,251,592
Consumer Services – 0.3%
Verisure Midholding AB, 5.25%, 2/15/2029	EUR	710,000	$606,887
Containers – 1.3%
ARD Finance S.A., 5%, (5% cash or 5.75% PIK) 6/30/2027 (n)(p)	EUR	235,000	$179,420
ARD Finance S.A., 5%, (5% cash or 5.75% PIK) 6/30/2027 (p)		100,000	76,349
Ardagh Metal Packaging Finance USA LLC, 3%, 9/01/2029 (n)		180,000	150,978
Ardagh Metal Packaging Finance USA LLC, 3%, 9/01/2029		400,000	335,506
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)		$834,000	686,970
San Miguel Industrias PET S.A., 3.5%, 8/02/2028 (n)		1,240,000	1,029,386
Titan Holdings II B.V., 5.125%, 7/15/2029 (n)	EUR	635,000	536,945
			$2,995,554
Electronics – 0.3%
Infineon Technologies AG, 3.625% to 4/1/2028, FLR (EUR Swap Rate - 5yr. + 3.996%) to 4/1/2033, FLR (EUR Swap Rate - 5yr. + 4.246%) to 4/01/2048, FLR (EUR Swap Rate - 5yr. + 4.99%) to 12/31/2049	EUR	700,000	$648,247
Emerging Market Quasi-Sovereign – 2.6%
Bulgarian Energy Holding EAD, 2.45%, 7/22/2028	EUR	700,000	$572,133
Eskom Holdings SOC Ltd. (Republic of South Africa), 7.125%, 2/11/2025		$905,000	841,288
Greenko Dutch B.V. (Republic of India), 3.85%, 3/29/2026 (n)		716,830	627,011
National Bank of Uzbekistan, 4.85%, 10/21/2025		465,000	406,875
Petroleos Mexicanos, 6.5%, 3/13/2027		695,000	627,863
Petroleos Mexicanos, 5.35%, 2/12/2028		905,000	757,404
Petroleos Mexicanos, 6.84%, 1/23/2030		450,000	382,451
Petroleos Mexicanos, 6.5%, 6/02/2041		1,585,000	1,075,475
Petroleos Mexicanos, 7.69%, 1/23/2050		740,000	539,275
			$5,829,775
7

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Energy - Independent – 0.5%
Energean PLC, 6.5%, 4/30/2027 (n)		$581,000	$511,401
Leviathan Bond Ltd., 6.5%, 6/30/2027 (n)		617,000	591,651
			$1,103,052
Financial Institutions – 1.8%
Adler Group S.A., 2.25%, 1/14/2029	EUR	100,000	$52,368
Adler Group, Inc., 3.25%, 8/05/2025		700,000	416,770
Atrium European Real Estate Ltd., 3.625% to 11/4/2026, FLR (EUR Swap Rate - 5yr. + 3.625%) to 11/04/2031, FLR (EUR Swap Rate - 5yr. + 4.625%) to 5/04/2170		625,000	418,578
Encore Capital Group, Inc., 5.375%, 2/15/2026 (n)	GBP	635,000	725,474
Encore Capital Group, Inc., 4.25%, 6/01/2028 (n)		390,000	387,671
Garfunkelux Holdco 3 S.A., 7.75%, 11/01/2025		595,000	628,220
Muthoot Finance Ltd., 4.4%, 9/02/2023 (n)		$895,000	865,555
Shriram Transport Finance Co. Ltd., 5.1%, 7/16/2023 (n)		696,000	675,992
			$4,170,628
Food & Beverages – 1.2%
Aragvi Finance International DAC, 8.45%, 4/29/2026 (n)		$400,000	$287,240
Central America Bottling Co., 5.25%, 4/27/2029 (n)		916,000	866,426
Coca-Cola Icecek A.S., 4.5%, 1/20/2029 (n)		920,000	735,936
Premier Foods Finance PLC, 3.5%, 10/15/2026	GBP	710,000	783,362
			$2,672,964
Gaming & Lodging – 0.8%
Gamma Bidco S.p.A., 6.25%, 7/15/2025	EUR	476,000	$468,252
NH Hotel Group S.A., 4%, 7/02/2026 (n)		415,000	393,230
NH Hotel Group S.A., 4%, 7/02/2026		225,000	213,197
SAZKA Group a.s., 3.875%, 2/15/2027 (n)		915,000	829,501
			$1,904,180
Industrial – 1.0%
Arabian Centres Sukuk II Ltd., 5.625%, 10/07/2026 (n)		$938,000	$841,386
GEMS Menasa Cayman Ltd./GEMS Education Delaware LLC, 7.125%, 7/31/2026 (n)		415,000	390,100
Peach Property Finance GmbH, 3.5%, 2/15/2023 (n)	EUR	1,075,000	1,031,136
			$2,262,622
Machinery & Tools – 0.4%
Kapla Holding S.A.S., 3.375%, 12/15/2026	EUR	590,000	$513,070
Sarens Finance Co. N.V., 5.75%, 2/21/2027		655,000	449,345
			$962,415
8

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – 0.2%
UniCredit S.p.A., 3.875% to 6/03/2027, FLR (EUR ICE Swap Rate - 5yr. + 4.081%) to 6/03/2070	EUR	645,000	$505,129
Medical & Health Technology & Services – 0.6%
Chrome Holdco S.A.S., 5%, 5/31/2029 (n)	EUR	465,000	$375,327
Chrome Holdco S.A.S., 5%, 5/31/2029		100,000	80,715
Laboratoire Eimer Selas, 5%, 2/01/2029		475,000	372,638
Marcolin S.p.A., 6.125%, 11/15/2026		475,000	425,955
			$1,254,635
Metals & Mining – 0.5%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		$140,000	$116,299
Ero Copper Corp., 6.5%, 2/15/2030 (n)		193,000	136,547
First Quantum Minerals Ltd., 6.875%, 10/15/2027 (n)		200,000	190,500
Novelis Sheet Ingot GmbH, 3.375%, 4/15/2029 (n)	EUR	460,000	393,886
Petra Diamonds US$ Treasury PLC, 10.5% PIK to 12/31/2022, 10.5% PIK/9.75% Cash to 6/30/2023, 9.75% Cash to 3/08/2026 (n)		$372,695	330,700
			$1,167,932
Midstream – 0.3%
Peru LNG, 5.375%, 3/22/2030		$845,000	$705,541
Network & Telecom – 1.2%
DKT Finance ApS, 7%, 6/17/2023	EUR	560,000	$536,862
Iliad Holding S.A.S., 5.625%, 10/15/2028 (n)		580,000	554,350
Kaixo Bondco Telecom S.A., 5.125%, 9/30/2029 (n)		935,000	824,898
Total Play Telecomunicaciones S.A. de C.V., 6.375%, 9/20/2028 (n)		$695,000	544,380
Total Play Telecomunicaciones S.A. de C.V., 6.375%, 9/20/2028		200,000	156,656
			$2,617,146
Oil Services – 0.4%
MV24 Capital B.V., 6.748%, 6/01/2034 (n)		$888,900	$817,095
Oils – 0.5%
FS Luxembourg S.à r.l., 10%, 12/15/2025 (n)		$555,000	$567,252
MC Brazil Downstream Trading S.à r.l., 7.25%, 6/30/2031 (n)		762,000	610,369
			$1,177,621
9

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – 0.9%
Banco GNB Sudameris S.A., 7.5% to 4/16/2026, FLR (CMT - 5yr. + 6.66%) to 4/16/2031		$755,000	$617,748
doValue S.p.A., 3.375%, 7/31/2026 (n)	EUR	1,055,000	922,396
Intesa Sanpaolo S.p.A., 4.125% to 2/27/2030, FLR (EUR Swap Rate - 5yr. + 4.274%) to 2/27/2070		645,000	476,914
			$2,017,058
Pharmaceuticals – 0.5%
Organon Finance 1 LLC, 2.875%, 4/30/2028 (n)	EUR	235,000	$218,566
Teva Pharmaceutical Finance Netherlands III B.V., 4.75%, 5/09/2027		$1,075,000	1,030,656
			$1,249,222
Restaurants – 0.4%
MIDCO GB, 7.75%, 11/01/2027 (n)	EUR	465,000	$458,620
Punch Finance PLC, 6.125%, 6/30/2026 (n)	GBP	435,000	466,486
			$925,106
Retailers – 0.9%
BK LC Lux Finco 1 S.à r.l., 5.25%, 4/30/2029	EUR	475,000	$401,535
Goldstory S.A.S., 5.375%, 3/01/2026 (n)		450,000	397,842
Grupo Axo S.A.P.I. de C.V., 5.75%, 6/08/2026 (n)		$944,000	715,257
Mobilux Finance S.A.S., 4.25%, 7/15/2028 (n)	EUR	700,000	520,913
			$2,035,547
Specialty Chemicals – 0.2%
CTEC II GmbH, 5.25%, 2/15/2030 (n)	EUR	453,000	$350,193
CTEC II GmbH, 5.25%, 2/15/2030		100,000	77,305
			$427,498
Supermarkets – 0.3%
Iceland Bondco PLC, 4.625%, 3/15/2025	GBP	700,000	$711,804
Telecommunications - Wireless – 2.8%
Altice France Holding S.A., 4%, 2/15/2028	EUR	100,000	$76,376
Altice France S.A., 4%, 2/15/2028 (n)		380,000	290,229
Cellnex Finance Co. S.A., 1.5%, 6/08/2028		600,000	531,201
Cellnex Finance Co. S.A., 2%, 2/15/2033		900,000	708,078
Digicel International Finance Ltd., 8.75%, 5/25/2024 (n)		$455,000	424,856
Millicom International Cellular S.A., 5.125%, 1/15/2028 (n)		977,400	897,840
PLT VII Finance S.à r.l., 4.625%, 1/05/2026	EUR	655,000	616,657
PPF Telecom Group B.V., 2.125%, 1/31/2025		270,000	257,696
PPF Telecom Group B.V., 3.25%, 9/29/2027		695,000	629,746
Turkcell Iletisim Hizmetleri A.S., 5.8%, 4/11/2028		$465,000	353,493
10

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – continued
Vodafone Group PLC, 3% to 8/27/2030, FLR (EUR Swap Rate - 5yr. + 3.477%) to 8/27/2050, FLR (EUR Swap Rate - 5yr. + 4.227%) to 8/27/2080	EUR	1,155,000	$975,657
WP/AP Telecom Holdings III B.V., 5.5%, 1/15/2030 (n)		730,000	639,867
			$6,401,696
Transportation - Services – 2.1%
Aeropuertos Dominicanos Siglo XXI S.A., 6.75%, 3/30/2029		$672,000	$615,351
Arena Luxembourg Finance S.à r.l., 1.875%, 2/01/2028 (n)	EUR	1,280,000	997,521
Cliffton Ltd., 6.25%, 10/25/2025 (n)		$1,263,000	1,121,544
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/2027		1,055,000	869,109
Q-Park Holding I B.V., 1.5%, 3/01/2025 (n)	EUR	1,165,000	1,071,369
			$4,674,894
Utilities - Electric Power – 4.7%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)		$961,000	$936,975
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024		200,000	195,000
AES Gener S.A., 7.125% to 7/06/2024, FLR (Swap Rate - 5yr. + 4.644%) to 7/06/2029, FLR (Swap Rate - 5yr. + 4.894%) to 7/06/2044, FLR (Swap Rate - 5yr. + 5.644%) to 3/26/2079		645,000	586,950
Azure Power Energy Ltd., 3.575%, 8/19/2026 (n)		525,217	458,251
Azure Power Solar Energy Private Ltd., 5.65%, 12/24/2024 (n)		502,000	487,944
ContourGlobal Power Holdings S.A., 2.75%, 1/01/2026 (n)	EUR	740,000	653,647
Electricidad Firme de Mexico, 4.9%, 11/20/2026 (n)		$952,000	748,521
Empresa Generadora de Electricidad Haina S.A., 5.625%, 11/08/2028 (n)		570,000	474,525
Inkia Energy Ltd., 5.875%, 11/09/2027 (n)		1,249,000	1,156,089
Investment Energy Resources Ltd., 6.25%, 4/26/2029 (n)		718,000	660,536
Mercury Chile Holdco LLC, 6.5%, 1/24/2027 (n)		687,000	602,774
Public Power Corp. S.A., 3.875%, 3/30/2026	EUR	925,000	842,821
ReNew Wind Energy AP2/ReNew Power Private Ltd., 4.5%, 7/14/2028 (n)		$929,000	762,585
SCC Power PLC, 8%, 12/31/2028 (n)		785,865	314,346
SCC Power PLC, 4%, 5/17/2032 (n)		425,677	42,568
Termocandelaria Power Ltd., 7.875%, 1/30/2029		170,000	150,812
TermoCandelaria Power Ltd., 7.875%, 1/30/2029 (n)		600,950	533,122
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		1,186,000	1,138,559
			$10,746,025
11

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Water – 0.5%
Aegea Finance S.à r.l., 6.75%, 5/20/2029 (n)	$1,136,000	$1,101,920
Total Bonds (Identified Cost, $93,097,794)		$75,164,378
Common Stocks – 0.1%
Construction – 0.1%
ICA Tenedora S.A. de C.V. (u) (Identified Cost, $0)	253,322	$211,252
Investment Companies (h) – 66.7%
Bond Funds – 63.5%
MFS High Yield Pooled Portfolio (v)(y)	17,768,796	$144,815,688
Money Market Funds – 3.2%
MFS Institutional Money Market Portfolio, 1.72% (v)	7,343,974	$7,343,974
Total Investment Companies (Identified Cost, $173,181,008)		$152,159,662

Other Assets, Less Liabilities – 0.2%		370,414
Net Assets – 100.0%		$227,905,706

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $152,159,662 and $75,375,630, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $44,567,069, representing 19.6% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(y)	The unaudited semiannual report for MFS High Yield Pooled Portfolio as of July 31, 2022 has been included as Appendix A.
12

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
ICE	Intercontinental Exchange
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound
Derivative Contracts at 7/31/22
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
EUR	967,480	USD	1,014,689	HSBC Bank	9/21/2022	$(22,300)
USD	32,197,315	EUR	31,745,218	HSBC Bank	10/21/2022	(437,500)
USD	392,413	EUR	382,336	Morgan Stanley Capital Services, Inc.	10/21/2022	(637)
USD	468,049	EUR	457,069	State Street Bank Corp.	10/21/2022	(1,828)
USD	4,809,584	GBP	4,033,936	Morgan Stanley Capital Services, Inc.	10/21/2022	(112,492)
						$(574,757)
See Notes to Financial Statements
13

Financial Statements
Statement of Assets and Liabilities
At 7/31/22 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $93,097,794)	$75,375,630
Investments in affiliated issuers, at value (identified cost, $173,181,008)	152,159,662
Receivables for
Investments sold	242,603
Fund shares sold	94,847
Interest and dividends	1,160,622
Receivable from investment adviser	13,899
Other assets	61,945
Total assets	$229,109,208
Liabilities
Payable to custodian	$25,416
Payables for
Distributions	26,509
Forward foreign currency exchange contracts	574,757
Investments purchased	16,349
Fund shares reacquired	378,613
Payable to affiliates
Administrative services fee	535
Shareholder servicing costs	93,049
Distribution and service fees	4,017
Accrued expenses and other liabilities	84,257
Total liabilities	$1,203,502
Net assets	$227,905,706
Net assets consist of
Paid-in capital	$309,990,350
Total distributable earnings (loss)	(82,084,644)
Net assets	$227,905,706
Shares of beneficial interest outstanding	42,299,349
14

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$114,109,373	21,175,368	$5.39
Class B	1,433,522	265,451	5.40
Class C	6,191,073	1,150,337	5.38
Class I	80,930,876	15,024,353	5.39
Class R1	65,160	12,092	5.39
Class R2	396,249	73,424	5.40
Class R3	2,171,888	400,896	5.42
Class R4	5,279,664	975,224	5.41
Class R6	17,327,901	3,222,204	5.38

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $5.63 [100 / 95.75 x $5.39]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
15

Financial Statements
Statement of Operations
Six months ended 7/31/22 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends from affiliated issuers	$4,137,164
Interest	2,284,650
Other	41,702
Foreign taxes withheld	(10,870)
Total investment income	$6,452,646
Expenses
Management fee	$785,207
Distribution and service fees	196,315
Shareholder servicing costs	159,916
Administrative services fee	23,802
Independent Trustees' compensation	2,976
Custodian fee	16,551
Shareholder communications	21,860
Audit and tax fees	46,385
Legal fees	645
Miscellaneous	83,704
Total expenses	$1,337,361
Fees paid indirectly	(46)
Reduction of expenses by investment adviser and distributor	(184,530)
Net expenses	$1,152,785
Net investment income (loss)	$5,299,861
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(3,965,147)
Affiliated issuers	(2,043,804)
Forward foreign currency exchange contracts	5,725,004
Foreign currency	(85,082)
Net realized gain (loss)	$(369,029)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(11,962,400)
Affiliated issuers	(11,180,740)
Forward foreign currency exchange contracts	(1,184,863)
Translation of assets and liabilities in foreign currencies	(11,209)
Net unrealized gain (loss)	$(24,339,212)
Net realized and unrealized gain (loss)	$(24,708,241)
Change in net assets from operations	$(19,408,380)
See Notes to Financial Statements
16

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	7/31/22 (unaudited)	1/31/22
Change in net assets
From operations
Net investment income (loss)	$5,299,861	$12,682,800
Net realized gain (loss)	(369,029)	910,697
Net unrealized gain (loss)	(24,339,212)	(12,122,101)
Change in net assets from operations	$(19,408,380)	$1,471,396
Total distributions to shareholders	$(5,346,964)	$(15,713,464)
Change in net assets from fund share transactions	$(16,456,542)	$(16,843,338)
Total change in net assets	$(41,211,886)	$(31,085,406)
Net assets
At beginning of period	269,117,592	300,202,998
At end of period	$227,905,706	$269,117,592
See Notes to Financial Statements
17

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	7/31/22 (unaudited)	1/31/22	1/31/21	1/31/20	1/31/19	1/31/18
Net asset value, beginning of period	$5.94	$6.24	$6.28	$6.00	$6.25	$6.17
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.26	$0.27	$0.28	$0.28	$0.29
Net realized and unrealized gain (loss)	(0.55)	(0.24)	(0.04)	0.28	(0.25)	0.08
Total from investment operations	$(0.43)	$0.02	$0.23	$0.56	$0.03	$0.37
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.32)	$(0.27)	$(0.28)	$(0.28)	$(0.24)
From tax return of capital	—	—	—	—	—	(0.05)
Total distributions declared to shareholders	$(0.12)	$(0.32)	$(0.27)	$(0.28)	$(0.28)	$(0.29)
Net asset value, end of period (x)	$5.39	$5.94	$6.24	$6.28	$6.00	$6.25
Total return (%) (r)(s)(t)(x)	(7.29)(n)	0.31	3.86	9.59	0.50	6.12
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.20(a)	1.16	1.17	1.15	1.14	1.16
Expenses after expense reductions (f)(h)	1.05(a)	1.05	1.05	1.05	1.05	1.05
Net investment income (loss)	4.30(a)	4.16	4.47	4.50	4.70	4.67
Portfolio turnover	6(n)	38	22	26	13	26
Net assets at end of period (000 omitted)	$114,109	$133,193	$182,411	$203,428	$191,590	$204,150
See Notes to Financial Statements
18

Financial Highlights – continued
Class B	Six months ended	Year ended
	7/31/22 (unaudited)	1/31/22	1/31/21	1/31/20	1/31/19	1/31/18
Net asset value, beginning of period	$5.95	$6.25	$6.29	$6.01	$6.26	$6.18
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.21	$0.22	$0.23	$0.24	$0.25
Net realized and unrealized gain (loss)	(0.55)	(0.23)	(0.04)	0.29	(0.26)	0.08
Total from investment operations	$(0.45)	$(0.02)	$0.18	$0.52	$(0.02)	$0.33
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.28)	$(0.22)	$(0.24)	$(0.23)	$(0.21)
From tax return of capital	—	—	—	—	—	(0.04)
Total distributions declared to shareholders	$(0.10)	$(0.28)	$(0.22)	$(0.24)	$(0.23)	$(0.25)
Net asset value, end of period (x)	$5.40	$5.95	$6.25	$6.29	$6.01	$6.26
Total return (%) (r)(s)(t)(x)	(7.62)(n)	(0.44)	3.09	8.77	(0.25)	5.33
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.95(a)	1.91	1.92	1.90	1.90	1.91
Expenses after expense reductions (f)(h)	1.80(a)	1.80	1.80	1.80	1.80	1.80
Net investment income (loss)	3.54(a)	3.42	3.74	3.78	3.94	3.92
Portfolio turnover	6(n)	38	22	26	13	26
Net assets at end of period (000 omitted)	$1,434	$1,831	$3,032	$5,741	$7,941	$12,262
See Notes to Financial Statements
19

Financial Highlights – continued
Class C	Six months ended	Year ended
	7/31/22 (unaudited)	1/31/22	1/31/21	1/31/20	1/31/19	1/31/18
Net asset value, beginning of period	$5.93	$6.23	$6.28	$5.99	$6.24	$6.16
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.21	$0.22	$0.23	$0.24	$0.25
Net realized and unrealized gain (loss)	(0.55)	(0.23)	(0.05)	0.30	(0.26)	0.07
Total from investment operations	$(0.45)	$(0.02)	$0.17	$0.53	$(0.02)	$0.32
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.28)	$(0.22)	$(0.24)	$(0.23)	$(0.20)
From tax return of capital	—	—	—	—	—	(0.04)
Total distributions declared to shareholders	$(0.10)	$(0.28)	$(0.22)	$(0.24)	$(0.23)	$(0.24)
Net asset value, end of period (x)	$5.38	$5.93	$6.23	$6.28	$5.99	$6.24
Total return (%) (r)(s)(t)(x)	(7.65)(n)	(0.45)	2.92	8.96	(0.26)	5.33
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.95(a)	1.91	1.92	1.90	1.90	1.91
Expenses after expense reductions (f)(h)	1.80(a)	1.80	1.80	1.80	1.80	1.80
Net investment income (loss)	3.54(a)	3.42	3.74	3.79	3.93	3.92
Portfolio turnover	6(n)	38	22	26	13	26
Net assets at end of period (000 omitted)	$6,191	$7,408	$8,855	$21,084	$29,122	$57,556
See Notes to Financial Statements
20

Financial Highlights – continued
Class I	Six months ended	Year ended
	7/31/22 (unaudited)	1/31/22	1/31/21	1/31/20	1/31/19	1/31/18
Net asset value, beginning of period	$5.94	$6.24	$6.28	$6.00	$6.25	$6.17
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.27	$0.28	$0.29	$0.30	$0.31
Net realized and unrealized gain (loss)	(0.54)	(0.23)	(0.04)	0.29	(0.26)	0.08
Total from investment operations	$(0.42)	$0.04	$0.24	$0.58	$0.04	$0.39
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.34)	$(0.28)	$(0.30)	$(0.29)	$(0.26)
From tax return of capital	—	—	—	—	—	(0.05)
Total distributions declared to shareholders	$(0.13)	$(0.34)	$(0.28)	$(0.30)	$(0.29)	$(0.31)
Net asset value, end of period (x)	$5.39	$5.94	$6.24	$6.28	$6.00	$6.25
Total return (%) (r)(s)(t)(x)	(7.17)(n)	0.56	4.12	9.86	0.75	6.38
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.95(a)	0.91	0.91	0.90	0.89	0.91
Expenses after expense reductions (f)(h)	0.80(a)	0.80	0.80	0.80	0.80	0.80
Net investment income (loss)	4.54(a)	4.42	4.69	4.75	4.93	4.91
Portfolio turnover	6(n)	38	22	26	13	26
Net assets at end of period (000 omitted)	$80,931	$96,925	$73,648	$65,250	$63,671	$88,762
See Notes to Financial Statements
21

Financial Highlights – continued
Class R1	Six months ended	Year ended
	7/31/22 (unaudited)	1/31/22	1/31/21	1/31/20	1/31/19	1/31/18
Net asset value, beginning of period	$5.94	$6.24	$6.28	$6.00	$6.26	$6.18
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.21	$0.22	$0.23	$0.24	$0.25
Net realized and unrealized gain (loss)	(0.55)	(0.23)	(0.04)	0.29	(0.27)	0.08
Total from investment operations	$(0.45)	$(0.02)	$0.18	$0.52	$(0.03)	$0.33
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.28)	$(0.22)	$(0.24)	$(0.23)	$(0.21)
From tax return of capital	—	—	—	—	—	(0.04)
Total distributions declared to shareholders	$(0.10)	$(0.28)	$(0.22)	$(0.24)	$(0.23)	$(0.25)
Net asset value, end of period (x)	$5.39	$5.94	$6.24	$6.28	$6.00	$6.26
Total return (%) (r)(s)(t)(x)	(7.64)(n)	(0.45)	3.09	8.78	(0.42)	5.33
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.95(a)	1.91	1.92	1.90	1.90	1.90
Expenses after expense reductions (f)(h)	1.80(a)	1.80	1.80	1.80	1.80	1.80
Net investment income (loss)	3.54(a)	3.42	3.72	3.75	3.95	3.94
Portfolio turnover	6(n)	38	22	26	13	26
Net assets at end of period (000 omitted)	$65	$68	$70	$67	$61	$62
See Notes to Financial Statements
22

Financial Highlights – continued
Class R2	Six months ended	Year ended
	7/31/22 (unaudited)	1/31/22	1/31/21	1/31/20	1/31/19	1/31/18
Net asset value, beginning of period	$5.95	$6.25	$6.29	$6.01	$6.26	$6.18
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.24	$0.25	$0.26	$0.27	$0.27
Net realized and unrealized gain (loss)	(0.55)	(0.23)	(0.04)	0.29	(0.26)	0.09
Total from investment operations	$(0.44)	$0.01	$0.21	$0.55	$0.01	$0.36
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.31)	$(0.25)	$(0.27)	$(0.26)	$(0.24)
From tax return of capital	—	—	—	—	—	(0.04)
Total distributions declared to shareholders	$(0.11)	$(0.31)	$(0.25)	$(0.27)	$(0.26)	$(0.28)
Net asset value, end of period (x)	$5.40	$5.95	$6.25	$6.29	$6.01	$6.26
Total return (%) (r)(s)(t)(x)	(7.39)(n)	0.06	3.60	9.31	0.25	5.85
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.45(a)	1.41	1.41	1.40	1.39	1.41
Expenses after expense reductions (f)(h)	1.30(a)	1.30	1.30	1.30	1.29	1.29
Net investment income (loss)	4.04(a)	3.92	4.17	4.26	4.46	4.38
Portfolio turnover	6(n)	38	22	26	13	26
Net assets at end of period (000 omitted)	$396	$443	$519	$308	$297	$291
See Notes to Financial Statements
23

Financial Highlights – continued
Class R3	Six months ended	Year ended
	7/31/22 (unaudited)	1/31/22	1/31/21	1/31/20	1/31/19	1/31/18
Net asset value, beginning of period	$5.97	$6.28	$6.32	$6.00	$6.25	$6.17
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.26	$0.27	$0.29	$0.28	$0.29
Net realized and unrealized gain (loss)	(0.55)	(0.24)	(0.04)	0.32	(0.25)	0.08
Total from investment operations	$(0.43)	$0.02	$0.23	$0.61	$0.03	$0.37
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.33)	$(0.27)	$(0.29)	$(0.28)	$(0.24)
From tax return of capital	—	—	—	—	—	(0.05)
Total distributions declared to shareholders	$(0.12)	$(0.33)	$(0.27)	$(0.29)	$(0.28)	$(0.29)
Net asset value, end of period (x)	$5.42	$5.97	$6.28	$6.32	$6.00	$6.25
Total return (%) (r)(s)(t)(x)	(7.24)(n)	0.17	3.87	10.28	0.50	6.12
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.21(a)	1.16	1.17	1.15	1.14	1.16
Expenses after expense reductions (f)(h)	1.05(a)	1.05	1.05	1.05	1.05	1.05
Net investment income (loss)	4.31(a)	4.18	4.47	4.62	4.70	4.64
Portfolio turnover	6(n)	38	22	26	13	26
Net assets at end of period (000 omitted)	$2,172	$2,567	$2,286	$2,347	$10,444	$10,392
See Notes to Financial Statements
24

Financial Highlights – continued
Class R4	Six months ended	Year ended
	7/31/22 (unaudited)	1/31/22	1/31/21	1/31/20	1/31/19	1/31/18
Net asset value, beginning of period	$5.97	$6.27	$6.31	$6.03	$6.28	$6.20
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.28	$0.28	$0.30	$0.30	$0.31
Net realized and unrealized gain (loss)	(0.56)	(0.24)	(0.04)	0.28	(0.26)	0.08
Total from investment operations	$(0.43)	$0.04	$0.24	$0.58	$0.04	$0.39
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.34)	$(0.28)	$(0.30)	$(0.29)	$(0.26)
From tax return of capital	—	—	—	—	—	(0.05)
Total distributions declared to shareholders	$(0.13)	$(0.34)	$(0.28)	$(0.30)	$(0.29)	$(0.31)
Net asset value, end of period (x)	$5.41	$5.97	$6.27	$6.31	$6.03	$6.28
Total return (%) (r)(s)(t)(x)	(7.29)(n)	0.58	4.13	9.83	0.77	6.38
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.95(a)	0.91	0.92	0.90	0.89	0.91
Expenses after expense reductions (f)(h)	0.80(a)	0.80	0.80	0.80	0.80	0.80
Net investment income (loss)	4.54(a)	4.42	4.72	4.76	4.94	4.89
Portfolio turnover	6(n)	38	22	26	13	26
Net assets at end of period (000 omitted)	$5,280	$6,316	$6,406	$6,689	$6,885	$7,381
See Notes to Financial Statements
25

Financial Highlights – continued
Class R6	Six months ended	Year ended
	7/31/22 (unaudited)	1/31/22	1/31/21	1/31/20	1/31/19	1/31/18
Net asset value, beginning of period	$5.93	$6.23	$6.27	$5.99	$6.24	$6.16
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.28	$0.29	$0.30	$0.30	$0.31
Net realized and unrealized gain (loss)	(0.55)	(0.23)	(0.04)	0.29	(0.25)	0.08
Total from investment operations	$(0.42)	$0.05	$0.25	$0.59	$0.05	$0.39
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.35)	$(0.29)	$(0.31)	$(0.30)	$(0.26)
From tax return of capital	—	—	—	—	—	(0.05)
Total distributions declared to shareholders	$(0.13)	$(0.35)	$(0.29)	$(0.31)	$(0.30)	$(0.31)
Net asset value, end of period (x)	$5.38	$5.93	$6.23	$6.27	$5.99	$6.24
Total return (%) (r)(s)(t)(x)	(7.13)(n)	0.65	4.23	9.98	0.85	6.49
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.84(a)	0.81	0.81	0.80	0.79	0.81
Expenses after expense reductions (f)(h)	0.69(a)	0.70	0.70	0.70	0.70	0.70
Net investment income (loss)	4.65(a)	4.53	4.81	4.84	5.04	4.90
Portfolio turnover	6(n)	38	22	26	13	26
Net assets at end of period (000 omitted)	$17,328	$20,365	$22,976	$21,846	$19,019	$16,943

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
26

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Global High Yield Fund (the fund) is a diversified series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. As of July 31, 2022, 63.5% of the fund’s net assets was invested in the MFS High Yield Pooled Portfolio (“High Yield Pooled Portfolio”). MFS does not receive a management fee from the High Yield Pooled Portfolio. The High Yield Pooled Portfolio’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The accounting policies of the High Yield Pooled Portfolio are outlined in its shareholder report. The accounting policies detailed in the Significant Accounting Policies note cover both the fund and the High Yield Pooled Portfolio. For purposes of this policy disclosure, “fund” refers to both the fund and the High Yield Pooled Portfolio in which the fund invests. The High Yield Pooled Portfolio’s shareholder report is not covered by this report. The current shareholder report for the High Yield Pooled Portfolio as of July 31, 2022 has been included as Appendix A, and should be read in conjunction with the fund's financial statements. The fund and the High Yield Pooled Portfolio invest in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund and the High Yield Pooled Portfolio invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In June 2022, the FASB issued Accounting Standards Update 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”), which affects all entities that have investments in equity securities measured at fair value that are subject to contractual sale restrictions. ASU 2022-03 clarifies that a contractual restriction on the sale of an
27

Notes to Financial Statements (unaudited) - continued
equity security is a characteristic of the reporting entity holding the equity security rather than a characteristic of the asset and, therefore, is not considered in measuring the fair value of the equity security. The fund decided to early adopt ASU 2022-03 effective as of June 30, 2022 as the guidance in ASU 2022-03 was consistent with the fund’s existing practices for fair value measurement.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — The investments of the fund and the High Yield Pooled Portfolio are valued as described below.
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily
28

Notes to Financial Statements (unaudited) - continued
available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Mexico	$—	$—	$211,252	$211,252
Non - U.S. Sovereign Debt	—	5,829,775	—	5,829,775
U.S. Corporate Bonds	—	4,428,230	—	4,428,230
Commercial Mortgage-Backed Securities	—	0	—	0
Foreign Bonds	—	64,906,373	—	64,906,373
Mutual Funds	152,159,662	—	—	152,159,662
Total	$152,159,662	$75,164,378	$211,252	$227,535,292
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Liabilities	$—	$(574,757)	$—	$(574,757)
29

Notes to Financial Statements (unaudited) - continued
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the High Yield Pooled Portfolio's shareholder report for further information regarding the levels used in valuing its assets and liabilities.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 1/31/22	$208,768
Change in unrealized appreciation or depreciation	2,484
Balance as of 7/31/22	$211,252
The net change in unrealized appreciation or depreciation from investments held as level 3 at July 31, 2022 is $2,484. At July 31, 2022, the fund held one level 3 security.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
30

Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at July 31, 2022 as reported in the Statement of Assets and Liabilities:
Risk	Derivative Contracts	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$(574,757)
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended July 31, 2022 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$5,725,004
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended July 31, 2022 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$(1,184,863)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or
31

Notes to Financial Statements (unaudited) - continued
delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of
32

Notes to Financial Statements (unaudited) - continued
foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Loans and Other Direct Debt Instruments — The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Distributions of income and capital gains from the High Yield Pooled Portfolio are recorded on the ex-dividend date.
The MFS Global High Yield Fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended July 31, 2022, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and
33

Notes to Financial Statements (unaudited) - continued
state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds, amortization and accretion of debt securities, wash sale loss deferrals, and derivative transactions.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 1/31/22
Ordinary income (including any short-term capital gains)	$15,713,464
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 7/31/22
Cost of investments	$274,962,726
Gross appreciation	282,999
Gross depreciation	(47,710,433)
Net unrealized appreciation (depreciation)	$(47,427,434)
As of 1/31/22
Undistributed ordinary income	4,875,228
Capital loss carryforwards	(36,523,284)
Other temporary differences	(941,003)
Net unrealized appreciation (depreciation)	(24,740,241)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of January 31, 2022, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(2,035,240)
Long-Term	(34,488,044)
Total	$(36,523,284)
34

Notes to Financial Statements (unaudited) - continued
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 7/31/22	Year ended 1/31/22
Class A	$2,612,051	$8,376,919
Class B	28,511	101,337
Class C	118,015	359,031
Class I	1,969,100	5,165,871
Class R1	1,145	3,185
Class R2	8,631	24,610
Class R3	48,638	130,568
Class R4	130,718	352,580
Class R6	430,155	1,199,363
Total	$5,346,964	$15,713,464
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1.5 billion	0.65%
In excess of $1.5 billion and up to $2.5 billion	0.60%
In excess of $2.5 billion	0.55%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. Effective March 1, 2022, MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until May 31, 2023. For the six months ended July 31, 2022, this management fee reduction amounted to $17,063, which is included in the reduction of total expenses in the Statement of Operations.
The management fee incurred for the six months ended July 31, 2022 was equivalent to an annual effective rate of 0.64% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as fees and
35

Notes to Financial Statements (unaudited) - continued
expenses associated with investments in investment companies and other similar investment vehicles), such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
1.05%	1.80%	1.80%	0.80%	1.80%	1.30%	1.05%	0.80%	0.73%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until May 31, 2024. For the six months ended July 31, 2022, this reduction amounted to $167,431, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $393 for the six months ended July 31, 2022, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 150,881
Class B	0.75%	0.25%	1.00%	1.00%	8,027
Class C	0.75%	0.25%	1.00%	1.00%	33,216
Class R1	0.75%	0.25%	1.00%	1.00%	321
Class R2	0.25%	0.25%	0.50%	0.50%	1,061
Class R3	—	0.25%	0.25%	0.25%	2,809
Total Distribution and Service Fees					$196,315
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended July 31, 2022 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended July 31, 2022, this rebate amounted to $35 and $1 for Class A and Class B, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of
36

Notes to Financial Statements (unaudited) - continued
purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended July 31, 2022, were as follows:
Amount
Class A	$556
Class B	244
Class C	24
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended July 31, 2022, the fee was $26,210, which equated to 0.0217% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended July 31, 2022, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $133,706.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended July 31, 2022 was equivalent to an annual effective rate of 0.0197% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund invests in the High Yield Pooled Portfolio, which is a mutual fund advised by MFS that does not pay management fees to MFS but does incur investment and operating costs. The fund invests in the High Yield Pooled Portfolio to gain exposure to high income debt instruments, rather than investing in high income debt instruments directly (see Appendix A). Income earned on this investment is included in “Dividends from affiliated issuers” in the Statement of Operations. The High Yield Pooled Portfolio does not pay distribution and/or service fees to MFD.
At July 31, 2022, MFS held approximately 91% of the outstanding shares of Class R1.
37

Notes to Financial Statements (unaudited) - continued
(4) Portfolio Securities
For the six months ended July 31, 2022, purchases and sales of investments, other than short-term obligations, aggregated $14,855,839 and $36,577,271, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 7/31/22		Year ended 1/31/22
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,693,459	$9,544,765	3,464,556	$21,572,803
Class B	1,755	10,371	7,482	45,873
Class C	47,022	259,087	146,805	914,045
Class I	1,411,082	7,827,929	12,064,096	75,652,026
Class R1	360	1,920	468	2,923
Class R2	7,267	41,014	11,835	73,366
Class R3	43,341	239,964	113,303	707,062
Class R4	69,028	388,429	169,088	1,055,204
Class R6	197,989	1,107,359	615,739	3,826,706
	3,471,303	$19,420,838	16,593,372	$103,850,008
Shares issued to shareholders in reinvestment of distributions
Class A	452,111	$2,498,123	1,147,855	$7,096,313
Class B	5,102	28,247	16,030	99,360
Class C	21,345	117,690	57,976	357,833
Class I	354,362	1,958,280	833,939	5,145,310
Class R1	207	1,145	516	3,185
Class R2	1,538	8,511	3,942	24,427
Class R3	8,765	48,638	21,038	130,568
Class R4	23,557	130,718	56,752	352,525
Class R6	70,923	391,255	173,957	1,073,072
	937,910	$5,182,607	2,312,005	$14,282,593
38

Notes to Financial Statements (unaudited) - continued
	Six months ended 7/31/22		Year ended 1/31/22
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(3,384,243)	$(18,760,837)	(11,421,204)	$(71,490,927)
Class B	(48,923)	(268,986)	(200,740)	(1,250,781)
Class C	(166,487)	(905,935)	(376,995)	(2,343,120)
Class I	(3,057,976)	(16,991,557)	(8,379,025)	(51,651,218)
Class R1	(4)	(22)	(692)	(4,303)
Class R2	(9,891)	(52,428)	(24,272)	(150,870)
Class R3	(80,898)	(459,236)	(68,978)	(426,592)
Class R4	(175,437)	(966,616)	(189,152)	(1,181,485)
Class R6	(480,831)	(2,654,370)	(1,043,161)	(6,476,643)
	(7,404,690)	$(41,059,987)	(21,704,219)	$(134,975,939)
Net change
Class A	(1,238,673)	$(6,717,949)	(6,808,793)	$(42,821,811)
Class B	(42,066)	(230,368)	(177,228)	(1,105,548)
Class C	(98,120)	(529,158)	(172,214)	(1,071,242)
Class I	(1,292,532)	(7,205,348)	4,519,010	29,146,118
Class R1	563	3,043	292	1,805
Class R2	(1,086)	(2,903)	(8,495)	(53,077)
Class R3	(28,792)	(170,634)	65,363	411,038
Class R4	(82,852)	(447,469)	36,688	226,244
Class R6	(211,919)	(1,155,756)	(253,465)	(1,576,865)
	(2,995,477)	$(16,456,542)	(2,798,842)	$(16,843,338)
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 16, 2023 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an
39

Notes to Financial Statements (unaudited) - continued
agreed upon spread. For the six months ended July 31, 2022, the fund’s commitment fee and interest expense were $552 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS High Yield Pooled Portfolio	$162,904,037	$14,962,317	$19,826,035	$(2,043,549)	$(11,181,082)	$144,815,688
MFS Institutional Money Market Portfolio	2,852,095	33,547,682	29,055,890	(255)	342	7,343,974
	$165,756,132	$48,509,999	$48,881,925	$(2,043,804)	$(11,180,740)	$152,159,662

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS High Yield Pooled Portfolio	$4,112,592	$—
MFS Institutional Money Market Portfolio	24,572	—
	$4,137,164	$—
(8) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
40

Notes to Financial Statements (unaudited) - continued
(9) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
41

Board Review of Investment Advisory Agreement
MFS Global High Yield Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2022 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2021 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about
42

Board Review of Investment Advisory Agreement - continued
MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2021, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 4th quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 5th quintile for the one-year period and the 4th quintile for the three-year period ended December 31, 2021 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
The Trustees expressed concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS’ efforts to improve the Fund’s performance. In addition, the Trustees requested that they receive a separate update on the Fund’s performance at each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an
43

Board Review of Investment Advisory Agreement - continued
expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1.5 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees
44

Board Review of Investment Advisory Agreement - continued
also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2022.
45

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2022 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2021 to December 31, 2021 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
46

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
47

Save paper with eDelivery.
MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.
To sign up:
1. Go to mfs.com.
2. Log in via MFS® Access.
3. Select eDelivery.
If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.
CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Appendix A
Semiannual Report
July 31, 2022
MFS®  High Yield
Pooled Portfolio
HYP-SEM

MFS® High Yield Pooled Portfolio

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions, the continued spread of the coronavirus (particularly in Asia), and evolving geopolitical tensions in the wake of Russia’s invasion of Ukraine. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. U.S. Federal Reserve Chair Jerome Powell recently acknowledged that to stabilize prices, rates must move higher and tighter policy must be sustained for some time, likely hurting households and businesses. Richly valued, interest rate–sensitive growth equities have been hit particularly hard by higher interest rates, and volatility in credit markets has picked up too.
There are, however, encouraging signs for the markets. The latest wave of COVID-19 cases appears to be receding in Asia, and cases outside Asia, while numerous, appear to be causing fewer serious illnesses. Meanwhile, unemployment is low and there are signs that some global supply chain bottlenecks are beginning to ease, though lingering coronavirus restrictions in China and disruptions stemming from Russia’s invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
September 15, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure (i)
Top five industries (i)
Cable TV	8.2%
Medical & Health Technology & Services	6.5%
Gaming & Lodging	6.2%
Midstream	5.1%
Building	4.1%
Composition including fixed income credit quality (a)(i)
BBB	2.6%
BB	47.8%
B	36.0%
CCC	11.7%
Not Rated	(1.9)%
Non-Fixed Income	0.3%
Cash & Cash Equivalents	1.6%
Other	1.9%
Portfolio facts (i)
Average Duration (d)	4.1
Average Effective Maturity (m)	5.9 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
2

Portfolio Composition - continued
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of July 31, 2022.
The portfolio is actively managed and current holdings may be different.
3

Expense Table
Fund expenses borne by the shareholders during the period,
February 1, 2022 through July 31, 2022
As a shareholder of the fund, you incur ongoing costs, including fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2022 through July 31, 2022.
Actual Expenses
The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Annualized Expense Ratio	Beginning Account Value 2/01/22	Ending Account Value 7/31/22	Expenses Paid During Period (p) 2/01/22-7/31/22
Actual	0.02%	$1,000.00	$943.54	$0.10
Hypothetical (h)	0.02%	$1,000.00	$1,024.70	$0.10
(h)	5% fund return per year before expenses.
(p)	“Expenses Paid During Period” are equal to the fund’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
4

Portfolio of Investments
7/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 96.6%
Aerospace & Defense – 2.3%
Bombardier, Inc., 7.5%, 3/15/2025 (n)		$1,317,000	$1,284,075
Bombardier, Inc., 7.125%, 6/15/2026 (n)		1,402,000	1,301,617
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)		2,950,000	2,330,500
Moog, Inc., 4.25%, 12/15/2027 (n)		3,895,000	3,634,541
TransDigm, Inc., 6.25%, 3/15/2026 (n)		3,372,000	3,388,219
TransDigm, Inc., 6.375%, 6/15/2026		2,275,000	2,263,625
TransDigm, Inc., 5.5%, 11/15/2027		2,015,000	1,902,140
TransDigm, Inc., 4.625%, 1/15/2029		2,196,000	1,976,400
			$18,081,117
Automotive – 2.7%
Clarios Global LP/Clarios U.S. Finance Cois, 8.5%, 5/15/2027 (n)		$3,935,000	$3,971,517
Dana, Inc., 5.375%, 11/15/2027		1,571,000	1,476,740
Dana, Inc., 4.25%, 9/01/2030		1,495,000	1,244,426
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)		2,115,000	1,581,597
Ford Motor Co., 5.113%, 5/03/2029		2,255,000	2,192,288
Ford Motor Co., 4.75%, 1/15/2043		2,380,000	1,960,525
Ford Motor Credit Co. LLC, 4.134%, 8/04/2025		2,735,000	2,697,394
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)		3,170,000	3,168,114
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)		2,025,000	1,640,250
Wabash National Corp., 4.5%, 10/15/2028 (n)		620,000	510,353
Wheel Pros, Inc., 6.5%, 5/15/2029 (n)		1,805,000	1,309,167
			$21,752,371
Broadcasting – 2.8%
Advantage Sales & Marketing, Inc., 6.5%, 11/15/2028 (n)		$2,544,000	$2,315,040
Gray Escrow II, Inc., 5.375%, 11/15/2031 (n)		3,740,000	3,300,550
iHeartCommunications, Inc., 8.375%, 5/01/2027		1,170,000	1,056,276
Netflix, Inc., 5.875%, 11/15/2028		2,515,000	2,609,061
Scripps Escrow II, Inc., 5.875%, 7/15/2027 (n)		2,740,000	2,624,893
Summer (BC) Bidco B LLC, 5.5%, 10/31/2026 (n)		2,545,000	2,204,137
Summer (BC) Holdco S.à r.l., “A”, 9.25%, 10/31/2027	EUR	833,474	740,992
Univision Communications, Inc., 4.5%, 5/01/2029 (n)		$3,036,000	2,742,920
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)		5,459,000	4,977,516
			$22,571,385
Brokerage & Asset Managers – 1.9%
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)		$2,125,000	$1,876,185
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)		4,195,000	4,065,750
LPL Holdings, Inc., 4%, 3/15/2029 (n)		3,146,000	2,925,780
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – continued
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	$1,955,000	$1,775,860
NFP Corp., 4.875%, 8/15/2028 (n)	2,395,000	2,180,238
NFP Corp., 6.875%, 8/15/2028 (n)	2,492,000	2,186,979
		$15,010,792
Building – 4.0%
ABC Supply Co., Inc., 4%, 1/15/2028 (n)	$5,345,000	$5,002,225
Advanced Drainage Systems, Inc., 6.375%, 6/15/2030 (n)	1,640,000	1,652,571
Foundation Building Materials LLC, 6%, 3/01/2029 (n)	1,425,000	1,094,457
GYP Holding III Corp., 4.625%, 5/01/2029 (n)	3,870,000	3,134,700
Interface, Inc., 5.5%, 12/01/2028 (n)	3,565,000	3,137,200
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)	1,855,000	1,569,814
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)	2,352,000	1,969,301
Park River Holdings, Inc., 5.625%, 2/01/2029 (n)	1,490,000	962,832
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)	3,205,000	2,969,224
SRM Escrow Issuer LLC, 6%, 11/01/2028 (n)	1,975,000	1,832,583
SRS Distribution, Inc., 6.125%, 7/01/2029 (n)	2,540,000	2,284,476
Standard Industries, Inc., 4.75%, 1/15/2028 (n)	1,525,000	1,448,750
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	3,653,000	3,190,823
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	680,000	552,942
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)	2,035,000	1,719,534
		$32,521,432
Business Services – 1.9%
Entegris Escrow Corp., 5.95%, 6/15/2030 (n)	$1,220,000	$1,210,850
HealthEquity, Inc., 4.5%, 10/01/2029 (n)	3,445,000	3,208,466
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)	1,880,000	1,795,400
Iron Mountain, Inc., REIT, 4.875%, 9/15/2027 (n)	2,205,000	2,105,477
Nielsen Finance LLC, 4.5%, 7/15/2029 (n)	1,890,000	1,777,112
Switch Ltd., 3.75%, 9/15/2028 (n)	2,614,000	2,614,837
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)	2,405,000	2,415,714
		$15,127,856
Cable TV – 8.0%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027 (n)	$1,895,000	$1,856,058
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)	7,842,000	7,136,220
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	3,395,000	3,017,883
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/01/2031 (n)	5,165,000	4,480,638
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)	2,440,000	2,015,525
CSC Holdings LLC, 5.375%, 2/01/2028 (n)	1,500,000	1,425,000
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Cable TV – continued
CSC Holdings LLC, 5.75%, 1/15/2030 (n)	$4,590,000	$3,706,563
CSC Holdings LLC, 4.125%, 12/01/2030 (n)	2,425,000	2,062,317
DISH DBS Corp., 7.75%, 7/01/2026	1,380,000	1,144,710
DISH DBS Corp., 5.25%, 12/01/2026 (n)	2,415,000	2,088,975
DISH DBS Corp., 5.125%, 6/01/2029	2,015,000	1,314,677
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)	2,719,000	2,639,557
LCPR Senior Secured Financing DAC, 5.125%, 7/15/2029 (n)	930,000	815,952
Sirius XM Holdings, Inc., 3.875%, 9/01/2031 (n)	3,845,000	3,345,150
Sirius XM Radio, Inc., 4%, 7/15/2028 (n)	2,337,000	2,171,073
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)	5,760,000	5,659,200
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)	5,200,000	4,689,100
Videotron Ltd., 5.125%, 4/15/2027 (n)	2,838,000	2,752,860
Virgin Media Finance PLC, 5%, 7/15/2030 (n)	3,840,000	3,253,075
Virgin Media Vendor Financing Notes IV DAC, 5%, 7/15/2028 (n)	5,010,000	4,576,234
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)	4,500,000	3,814,526
		$63,965,293
Chemicals – 2.5%
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)	$2,474,000	$2,363,168
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)	4,305,000	3,753,395
Consolidated Energy Finance S.A., 5.625%, 10/15/2028 (n)	2,254,000	1,836,446
Element Solutions, Inc., 3.875%, 9/01/2028 (n)	2,824,000	2,607,202
Herens Holdco S.à r.l., 4.75%, 5/15/2028 (n)	2,270,000	1,902,674
Ingevity Corp., 3.875%, 11/01/2028 (n)	3,287,000	2,916,588
LSF11 A5 HoldCo LLC, 6.625%, 10/15/2029 (n)	1,895,000	1,624,792
S.P.C.M. S.A., 3.125%, 3/15/2027 (n)	945,000	805,613
S.P.C.M. S.A., 3.375%, 3/15/2030 (n)	3,325,000	2,675,727
		$20,485,605
Computer Software – 1.3%
Camelot Finance S.A., 4.5%, 11/01/2026 (n)	$1,765,000	$1,688,417
Clarivate Science Holdings Corp., 3.875%, 7/01/2028 (n)	745,000	677,950
Clarivate Science Holdings Corp., 4.875%, 7/01/2029 (n)	3,345,000	2,960,325
Dun & Bradstreet Corp., 5%, 12/15/2029 (n)	2,605,000	2,428,173
PTC, Inc., 3.625%, 2/15/2025 (n)	2,230,000	2,174,138
PTC, Inc., 4%, 2/15/2028 (n)	730,000	692,391
		$10,621,394
Computer Software - Systems – 1.8%
Fair Isaac Corp., 5.25%, 5/15/2026 (n)	$5,136,000	$5,240,055
Fair Isaac Corp., 4%, 6/15/2028 (n)	1,066,000	994,255
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	4,145,000	4,082,908
Viavi Solutions, Inc., 3.75%, 10/01/2029 (n)	3,535,000	3,114,292
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Computer Software - Systems – continued
Virtusa Corp., 7.125%, 12/15/2028 (n)	$1,755,000	$1,402,333
		$14,833,843
Conglomerates – 2.7%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	$1,943,000	$1,840,992
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)	5,019,000	4,713,343
Gates Global LLC, 6.25%, 1/15/2026 (n)	2,840,000	2,776,554
Griffon Corp., 5.75%, 3/01/2028	3,331,000	3,186,934
Madison IAQ LLC, 5.875%, 6/30/2029 (n)	2,969,000	2,317,780
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)	1,805,000	1,773,846
TriMas Corp., 4.125%, 4/15/2029 (n)	5,696,000	5,040,960
		$21,650,409
Construction – 1.5%
Empire Communities Corp., 7%, 12/15/2025 (n)	$2,300,000	$2,006,750
Mattamy Group Corp., 5.25%, 12/15/2027 (n)	1,110,000	974,648
Mattamy Group Corp., 4.625%, 3/01/2030 (n)	2,520,000	2,027,995
Meritage Homes Corp., 3.875%, 4/15/2029 (n)	2,275,000	2,004,304
Taylor Morrison Communities, Inc., 5.75%, 1/15/2028 (n)	2,650,000	2,562,153
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)	2,861,000	2,353,496
		$11,929,346
Consumer Products – 1.2%
CD&R Smokey Buyer, Inc., 6.75%, 7/15/2025 (n)	$400,000	$375,360
Mattel, Inc., 3.375%, 4/01/2026 (n)	2,670,000	2,532,028
Mattel, Inc., 5.875%, 12/15/2027 (n)	1,035,000	1,058,288
Mattel, Inc., 5.45%, 11/01/2041	975,000	889,001
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)	2,200,000	2,123,000
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)	1,185,000	1,019,100
SWF Escrow Issuer Corp., 6.5%, 10/01/2029 (n)	2,070,000	1,469,700
		$9,466,477
Consumer Services – 4.0%
Allied Universal Holdco LLC, 6.625%, 7/15/2026 (n)	$925,000	$896,297
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)	2,495,000	2,284,322
Allied Universal Holdco LLC, 6%, 6/01/2029 (n)	1,480,000	1,137,750
ANGI Group LLC, 3.875%, 8/15/2028 (n)	3,564,000	2,904,656
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)	2,710,000	2,222,200
GoDaddy, Inc., 3.5%, 3/01/2029 (n)	5,411,000	4,817,007
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)	1,877,000	1,767,447
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)	245,000	209,289
Match Group, Inc., 5%, 12/15/2027 (n)	2,465,000	2,392,665
Match Group, Inc., 4.625%, 6/01/2028 (n)	3,615,000	3,423,326
Match Group, Inc., 4.125%, 8/01/2030 (n)	1,030,000	921,356
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Services – continued
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)	$1,995,000	$1,629,197
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)	1,760,000	1,403,776
TriNet Group, Inc., 3.5%, 3/01/2029 (n)	4,343,000	3,805,554
WASH Multi-Family Acquisition, Inc., 5.75%, 4/15/2026 (n)	2,165,000	2,159,739
		$31,974,581
Containers – 2.9%
ARD Finance S.A., 6.5%, (6.5% cash or 7.25% PIK) 6/30/2027 (n)(p)	$1,777,076	$1,344,856
Ardagh Metal Packaging Finance USA LLC, 3.25%, 9/01/2028 (n)	1,750,000	1,624,542
Ardagh Metal Packaging Finance USA LLC, 4%, 9/01/2029 (n)	2,951,000	2,537,860
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 5.25%, 8/15/2027 (n)	3,700,000	2,814,436
Ball Corp., 3.125%, 9/15/2031	1,725,000	1,511,531
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)	4,505,000	3,710,793
Crown Americas LLC, 5.25%, 4/01/2030 (n)	2,460,000	2,453,850
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	4,080,000	3,974,002
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	1,280,000	1,270,246
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)	2,295,000	2,191,417
		$23,433,533
Electrical Equipment – 0.4%
CommScope Technologies LLC, 5%, 3/15/2027 (n)	$3,715,000	$3,054,417
Electronics – 1.8%
Diebold Nixdorf, Inc., 9.375%, 7/15/2025 (n)	$1,316,000	$1,023,190
Entegris, Inc., 4.375%, 4/15/2028 (n)	1,175,000	1,107,931
Entegris, Inc., 3.625%, 5/01/2029 (n)	1,782,000	1,581,132
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	2,130,000	2,148,739
Sensata Technologies B.V., 5%, 10/01/2025 (n)	4,320,000	4,342,421
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	1,510,000	1,401,547
Synaptics, Inc., 4%, 6/15/2029 (n)	2,990,000	2,609,373
		$14,214,333
Energy - Independent – 3.3%
Antero Resources Corp., 7.625%, 2/01/2029 (n)	$2,125,000	$2,239,219
CNX Resources Corp., 6%, 1/15/2029 (n)	2,482,000	2,413,745
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)	3,215,000	3,182,850
Encino Acquisition Partners Holdings LLC, 8.5%, 5/01/2028 (n)	1,830,000	1,788,459
Moss Creek Resources Holdings, Inc., 7.5%, 1/15/2026 (n)	1,475,000	1,341,985
Occidental Petroleum Corp., 5.875%, 9/01/2025	2,350,000	2,394,062
Occidental Petroleum Corp., 6.625%, 9/01/2030	4,328,000	4,801,462
9

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Independent – continued
Occidental Petroleum Corp., 6.6%, 3/15/2046	$1,865,000	$2,060,825
SM Energy Co., 5.625%, 6/01/2025	1,200,000	1,180,500
SM Energy Co., 6.5%, 7/15/2028	1,560,000	1,537,208
Southwestern Energy Co., 5.7%, 1/23/2025	186,400	188,662
Southwestern Energy Co., 8.375%, 9/15/2028	1,265,000	1,359,875
Southwestern Energy Co., 5.375%, 3/15/2030	1,870,000	1,839,958
		$26,328,810
Entertainment – 2.5%
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)	$6,195,000	$5,329,280
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)	2,295,000	1,839,569
Carnival Corp. PLC, 6%, 5/01/2029 (n)	770,000	592,777
Life Time, Inc., 5.75%, 1/15/2026 (n)	2,475,000	2,326,549
Life Time, Inc., 8%, 4/15/2026 (n)	705,000	664,463
Motion Bondco DAC, 6.625%, 11/15/2027 (n)	2,235,000	1,789,246
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)	1,765,000	1,439,481
Royal Caribbean Cruises Ltd., 5.375%, 7/15/2027 (n)	1,240,000	961,000
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)	3,705,000	2,776,119
SeaWorld Parks & Entertainment, 5.25%, 8/15/2029 (n)	2,950,000	2,644,675
		$20,363,159
Financial Institutions – 2.6%
Avation Capital S.A., 8.25%, (8.25% cash or 9% PIK) 10/31/2026 (n)(p)	$1,750,749	$1,317,190
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)	2,735,000	2,624,914
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% cash or 7.25% PIK), 9/15/2024 (n)(p)	7,216,980	5,557,075
Howard Hughes Corp., 4.125%, 2/01/2029 (n)	3,451,000	2,968,502
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	3,195,000	2,959,017
OneMain Finance Corp., 6.875%, 3/15/2025	1,590,000	1,570,125
OneMain Finance Corp., 7.125%, 3/15/2026	1,065,000	1,030,893
Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029 (n)	3,275,000	2,800,125
		$20,827,841
Food & Beverages – 3.5%
Aramark Services, Inc., 6.375%, 5/01/2025 (n)	$4,005,000	$4,012,369
BellRing Brands, Inc., 7%, 3/15/2030 (n)	2,900,000	2,805,750
Lamb Weston Holdings, Inc., 4.125%, 1/31/2030 (n)	5,290,000	4,930,098
Performance Food Group Co., 5.5%, 10/15/2027 (n)	3,640,000	3,586,893
Post Holdings, Inc., 5.625%, 1/15/2028 (n)	2,748,000	2,706,780
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	3,995,000	3,582,556
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)	3,905,000	3,372,944
10

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)	$3,115,000	$2,907,650
		$27,905,040
Gaming & Lodging – 6.1%
Boyd Gaming Corp., 4.75%, 12/01/2027	$1,740,000	$1,671,949
Boyd Gaming Corp., 4.75%, 6/15/2031 (n)	1,250,000	1,150,288
Caesars Entertainment, Inc., 4.625%, 10/15/2029 (n)	1,910,000	1,619,298
Caesars Resort Collection LLC/CRC Finco, Inc., 8.125%, 7/01/2027 (n)	2,516,000	2,516,000
CCM Merger, Inc., 6.375%, 5/01/2026 (n)	1,880,000	1,770,847
Hilton Domestic Operating Co., Inc., 3.75%, 5/01/2029 (n)	4,117,000	3,736,177
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	3,387,000	2,921,287
International Game Technology PLC, 4.125%, 4/15/2026 (n)	4,170,000	3,979,619
International Game Technology PLC, 6.25%, 1/15/2027 (n)	830,000	844,525
Marriott Ownership Resorts, Inc., 4.5%, 6/15/2029 (n)	2,490,000	2,161,594
MGM China Holdings Ltd., 5.375%, 5/15/2024 (n)	1,035,000	923,725
MGM China Holdings Ltd., 5.875%, 5/15/2026 (n)	1,470,000	1,214,450
MGM China Holdings Ltd., 4.75%, 2/01/2027 (n)	1,043,000	824,684
Scientific Games Holdings LP/Scientific Games US Finco, Inc., 6.625%, 3/01/2030 (n)	2,152,000	1,931,420
VICI Properties LP / VICI Note Co., Inc., 4.625%, 6/15/2025 (n)	2,850,000	2,766,202
VICI Properties LP / VICI Note Co., Inc., 4.25%, 12/01/2026 (n)	3,020,000	2,838,366
VICI Properties LP / VICI Note Co., Inc., 5.75%, 2/01/2027 (n)	1,110,000	1,105,316
VICI Properties LP / VICI Note Co., Inc., 3.875%, 2/15/2029 (n)	1,701,000	1,552,996
VICI Properties LP / VICI Note Co., Inc., 4.125%, 8/15/2030 (n)	740,000	675,598
VICI Properties LP, REIT, 3.75%, 2/15/2027 (n)	2,580,000	2,362,613
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	3,358,000	3,085,014
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/2027 (n)	1,470,000	1,363,425
Wynn Macau Ltd., 4.875%, 10/01/2024 (n)	870,000	726,450
Wynn Macau Ltd., 5.5%, 1/15/2026 (n)	1,900,000	1,558,950
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)	2,654,000	2,070,120
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)	1,720,000	1,500,700
		$48,871,613
Industrial – 1.4%
Albion Financing 1 S.à r.l., 6.125%, 10/15/2026 (n)	$1,180,000	$1,038,142
Albion Financing 2 S.à r.l., 8.75%, 4/15/2027 (n)	1,530,000	1,369,350
APi Escrow Corp., 4.75%, 10/15/2029 (n)	3,750,000	3,159,375
Dycom Industries, Inc., 4.5%, 4/15/2029 (n)	1,980,000	1,816,274
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)	3,853,000	3,612,785
		$10,995,926
11

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Health – 0.3%
Centene Corp., 3%, 10/15/2030	$2,995,000	$2,673,157
Insurance - Property & Casualty – 1.4%
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (n)	$4,465,000	$4,237,910
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)	2,440,000	2,171,600
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)	755,000	742,216
Hub International Ltd., 5.625%, 12/01/2029 (n)	2,467,000	2,185,721
Ryan Specialty Group, 4.375%, 2/01/2030 (n)	2,014,000	1,817,635
		$11,155,082
Machinery & Tools – 0.4%
Terex Corp., 5%, 5/15/2029 (n)	$3,760,000	$3,355,349
Medical & Health Technology & Services – 6.4%
180 Medical, Inc., 3.875%, 10/15/2029 (n)	$3,275,000	$2,977,346
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)	4,000,000	3,850,880
Catalent, Inc., 3.125%, 2/15/2029 (n)	5,812,000	5,150,885
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)	7,085,000	6,537,919
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)	1,780,000	1,691,000
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)	4,435,000	2,371,084
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)	745,000	625,800
DaVita, Inc., 4.625%, 6/01/2030 (n)	2,290,000	1,877,800
Encompass Health Corp., 5.75%, 9/15/2025	1,780,000	1,784,157
Encompass Health Corp., 4.75%, 2/01/2030	2,365,000	2,181,381
IQVIA Holdings, Inc., 5%, 10/15/2026 (n)	2,878,000	2,866,317
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)	4,840,000	4,847,817
Legacy LifePoint Health LLC, 4.375%, 2/15/2027 (n)	895,000	794,312
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)	1,960,000	1,842,400
Syneos Health, Inc., 3.625%, 1/15/2029 (n)	4,291,000	3,840,531
Tenet Healthcare Corp., 6.125%, 10/01/2028 (n)	4,354,000	4,245,150
Tenet Healthcare Corp., 6.125%, 6/15/2030 (n)	1,103,000	1,114,162
U.S. Acute Care Solutions LLC, 6.375%, 3/01/2026 (n)	2,245,000	2,087,850
U.S. Renal Care, Inc., 10.625%, 7/15/2027 (n)	2,035,000	936,100
		$51,622,891
Medical Equipment – 0.6%
Garden SpinCo Corp., 8.625%, 7/20/2030 (n)	$1,130,000	$1,186,534
Teleflex, Inc., 4.625%, 11/15/2027	4,005,000	3,938,797
		$5,125,331
Metals & Mining – 3.6%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$3,385,000	$2,811,953
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)	3,089,000	2,073,491
Compass Minerals International, Inc., 6.75%, 12/01/2027 (n)	2,695,000	2,590,569
12

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)	$1,945,000	$1,551,449
Ero Copper Corp., 6.5%, 2/15/2030 (n)	1,307,000	924,703
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	4,075,000	3,537,569
GrafTech Finance, Inc., 4.625%, 12/15/2028 (n)	2,869,000	2,491,505
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)	5,251,000	4,486,503
Kaiser Aluminum Corp., 4.5%, 6/01/2031 (n)	1,930,000	1,555,194
Novelis Corp., 3.25%, 11/15/2026 (n)	1,900,000	1,768,064
Novelis Corp., 4.75%, 1/30/2030 (n)	2,985,000	2,761,229
Novelis Corp., 3.875%, 8/15/2031 (n)	1,367,000	1,168,785
Petra Diamonds US$ Treasury PLC, 10.5% PIK to 12/31/2022, 10.5% PIK/9.75% Cash to 6/30/2023, 9.75% Cash to 3/08/2026 (n)(p)	1,311,495	1,259,036
		$28,980,050
Midstream – 5.1%
Cheniere Energy Partners LP, 4.5%, 10/01/2029	$1,944,000	$1,883,415
Cheniere Energy Partners LP, 4%, 3/01/2031	4,135,000	3,842,201
DT Midstream, Inc., 4.125%, 6/15/2029 (n)	2,398,000	2,219,972
DT Midstream, Inc., 4.375%, 6/15/2031 (n)	3,893,000	3,493,967
EQM Midstream Partners LP, 6%, 7/01/2025 (n)	247,000	245,160
EQM Midstream Partners LP, 6.5%, 7/01/2027 (n)	246,000	246,509
EQM Midstream Partners LP, 5.5%, 7/15/2028	6,509,000	6,151,396
EQM Midstream Partners LP, 4.5%, 1/15/2029 (n)	1,505,000	1,346,975
Kinetik Holdings, Inc., 5.875%, 6/15/2030 (n)	2,796,000	2,840,149
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)	4,225,000	3,836,638
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029	4,095,000	4,225,876
Targa Resources Partners LP/Targa Resources Finance Corp., 4.875%, 2/01/2031	3,055,000	2,871,924
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)	3,375,000	3,114,180
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)	2,650,000	2,443,008
Western Midstream Operating LP, 4.3%, 2/01/2030	1,219,000	1,140,021
Western Midstream Operation LP, 4.65%, 7/01/2026	995,000	987,677
		$40,889,068
Network & Telecom – 0.4%
Iliad Holding S.A.S., 7%, 10/15/2028 (n)	$3,607,000	$3,462,197
Oil Services – 0.2%
Solaris Midstream Holding LLC, 7.625%, 4/01/2026 (n)	$1,785,000	$1,729,594
Oils – 0.5%
Parkland Corp., 4.625%, 5/01/2030 (n)	$4,470,000	$3,999,756
13

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Personal Computers & Peripherals – 0.6%
NCR Corp., 5%, 10/01/2028 (n)	$3,280,000	$3,119,977
NCR Corp., 5.125%, 4/15/2029 (n)	1,760,000	1,689,732
		$4,809,709
Pharmaceuticals – 1.7%
Bausch Health Companies, Inc., 5%, 1/30/2028 (n)	$5,175,000	$2,755,688
Bausch Health Companies, Inc., 5%, 2/15/2029 (n)	1,550,000	784,889
Jazz Securities DAC, 4.375%, 1/15/2029 (n)	4,890,000	4,708,336
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)	3,256,000	3,078,548
Organon Finance 1 LLC, 5.125%, 4/30/2031 (n)	2,851,000	2,669,249
		$13,996,710
Pollution Control – 1.0%
GFL Environmental, Inc., 4.25%, 6/01/2025 (n)	$930,000	$911,400
GFL Environmental, Inc., 4%, 8/01/2028 (n)	2,825,000	2,548,658
GFL Environmental, Inc., 4.75%, 6/15/2029 (n)	1,000,000	919,930
GFL Environmental, Inc., 4.375%, 8/15/2029 (n)	985,000	879,113
Stericycle, Inc., 3.875%, 1/15/2029 (n)	2,695,000	2,464,119
		$7,723,220
Precious Metals & Minerals – 0.4%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	$2,520,000	$1,461,348
Taseko Mines Ltd., 7%, 2/15/2026 (n)	1,900,000	1,516,656
		$2,978,004
Printing & Publishing – 0.4%
Cimpress N.V., 7%, 6/15/2026 (n)	$3,565,000	$2,974,992
Real Estate - Other – 0.3%
XHR LP, REIT, 4.875%, 6/01/2029 (n)	$2,695,000	$2,430,567
Restaurants – 0.2%
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)	$2,125,000	$1,737,187
Retailers – 1.3%
Asbury Automotive Group, Inc., 4.5%, 3/01/2028	$140,000	$128,108
Asbury Automotive Group, Inc., 4.625%, 11/15/2029 (n)	2,134,000	1,883,511
Bath & Body Works, Inc., 5.25%, 2/01/2028	6,740,000	6,355,214
Victoria's Secret & Co., 4.625%, 7/15/2029 (n)	2,585,000	2,139,863
		$10,506,696
Specialty Chemicals – 0.2%
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)	$1,991,000	$1,925,835
14

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Specialty Stores – 1.0%
Group 1 Automotive, Inc., 4%, 8/15/2028 (n)	$2,796,000	$2,500,770
Michael Cos., Inc., 5.25%, 5/01/2028 (n)	1,315,000	1,094,738
Michael Cos., Inc., 7.875%, 5/01/2029 (n)	1,855,000	1,270,675
Penske Automotive Group Co., 3.75%, 6/15/2029	3,603,000	3,242,700
		$8,108,883
Supermarkets – 0.8%
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)	$4,125,000	$3,896,851
Albertsons Cos. LLC/Safeway, Inc., 3.5%, 3/15/2029 (n)	2,570,000	2,250,472
		$6,147,323
Telecommunications - Wireless – 3.2%
Altice France S.A., 6%, 2/15/2028 (n)	$3,610,000	$2,786,667
SBA Communications Corp., 3.875%, 2/15/2027	2,823,000	2,689,867
SBA Communications Corp., 3.125%, 2/01/2029	4,865,000	4,256,875
Sprint Capital Corp., 6.875%, 11/15/2028	5,365,000	6,022,213
Sprint Corp., 7.125%, 6/15/2024	1,100,000	1,152,250
Sprint Corp., 7.625%, 3/01/2026	6,145,000	6,698,779
T-Mobile USA, Inc., 2.625%, 4/15/2026	2,365,000	2,229,013
		$25,835,664
Tobacco – 0.2%
Vector Group Ltd., 5.75%, 2/01/2029 (n)	$1,550,000	$1,407,400
Utilities - Electric Power – 3.3%
Calpine Corp., 4.5%, 2/15/2028 (n)	$3,648,000	$3,538,560
Calpine Corp., 5.125%, 3/15/2028 (n)	3,750,000	3,527,250
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	1,770,000	1,712,475
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)	5,805,000	5,082,999
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)	2,266,000	2,245,085
NextEra Energy, Inc., 4.25%, 9/15/2024 (n)	488,000	477,020
NextEra Energy, Inc., 4.5%, 9/15/2027 (n)	2,075,000	2,050,774
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	2,345,000	2,251,198
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)	4,495,000	4,319,268
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)	1,505,000	1,399,025
		$26,603,654
Total Bonds (Identified Cost, $857,426,116)		$776,164,892
Common Stocks – 0.3%
Cable TV – 0.1%
Intelsat Emergence S.A. (a)	35,312	$865,132
Construction – 0.0%
ICA Tenedora S.A. de C.V. (u)	258,532	$215,597
15

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – 0.2%
LTRI Holdings LP (a)(u)	3,300	$1,357,191
Total Common Stocks (Identified Cost, $2,353,281)		$2,437,920
Contingent Value Rights – 0.0%
Cable TV – 0.0%
Intelsat Jackson Holdings S.A. - Series A, 12/05/2025 (a)	3,697	$14,788
Intelsat Jackson Holdings S.A. - Series B, 12/05/2025 (a)	3,697	12,015
Total Contingent Value Rights (Identified Cost, $0)		$26,803

	Strike Price	First Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a)(u) (Identified Cost, $0)	GBP 1.14	3/16/21	42,350	$2,893

Investment Companies (h) – 1.8%
Money Market Funds – 1.8%
MFS Institutional Money Market Portfolio, 1.72% (v) (Identified Cost, $15,002,530)	15,003,515	$15,003,515

Other Assets, Less Liabilities – 1.3%		10,106,104
Net Assets – 100.0%		$803,742,127

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $15,003,515 and $778,632,508, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $658,663,384, representing 81.9% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
16

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound
Derivative Contracts at 7/31/22
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
GBP	197,752	USD	235,497	HSBC Bank	10/21/2022	$5,793
Liability Derivatives
USD	942,808	EUR	927,860	State Street Bank Corp.	10/21/2022	$(11,054)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond	Long	USD	30	$4,320,000	September – 2022	$96,920
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	167	$20,230,484	September – 2022	$(143,566)
U.S. Treasury Ultra Bond	Long	USD	6	949,875	September – 2022	(3,513)
						$(147,079)
At July 31, 2022, the fund had cash collateral of $201,150 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements
17

Financial Statements
Statement of Assets and Liabilities
At 7/31/22 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $859,779,397)	$778,632,508
Investments in affiliated issuers, at value (identified cost, $15,002,530)	15,003,515
Deposits with brokers for
Futures contracts	201,150
Receivables for
Forward foreign currency exchange contracts	5,793
Net daily variation margin on open futures contracts	9,531
Fund shares sold	19,317
Interest and dividends	12,005,663
Other assets	1,015
Total assets	$805,878,492
Liabilities
Payables for
Distributions	$312
Forward foreign currency exchange contracts	11,054
Fund shares reacquired	2,062,551
Payable to affiliates
Administrative services fee	192
Shareholder servicing costs	9
Accrued expenses and other liabilities	62,247
Total liabilities	$2,136,365
Net assets	$803,742,127
Net assets consist of
Paid-in capital	$940,779,464
Total distributable earnings (loss)	(137,037,337)
Net assets	$803,742,127
Shares of beneficial interest outstanding	98,670,661
Net asset value per share (net assets of $803,742,127 / 98,670,661 shares of beneficial interest outstanding)	$8.15
See Notes to Financial Statements
18

Financial Statements
Statement of Operations
Six months ended 7/31/22 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$23,655,457
Dividends from affiliated issuers	65,333
Dividends	44,861
Other	44,704
Total investment income	$23,810,355
Expenses
Shareholder servicing costs	$18
Administrative services fee	8,679
Custodian fee	31,004
Shareholder communications	3,263
Audit and tax fees	23,581
Legal fees	2,528
Pricing service fees	5,433
Form N-CEN/N-PORT preparation fees	4,860
Miscellaneous	10,691
Total expenses	$90,057
Fees paid indirectly	(174)
Net expenses	$89,883
Net investment income (loss)	$23,720,472
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(9,679,957)
Affiliated issuers	(900)
Futures contracts	307,498
Forward foreign currency exchange contracts	103,726
Foreign currency	(2,233)
Net realized gain (loss)	$(9,271,866)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(69,742,433)
Affiliated issuers	931
Futures contracts	(36,731)
Forward foreign currency exchange contracts	(19,800)
Translation of assets and liabilities in foreign currencies	(199)
Net unrealized gain (loss)	$(69,798,232)
Net realized and unrealized gain (loss)	$(79,070,098)
Change in net assets from operations	$(55,349,626)
See Notes to Financial Statements
19

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	7/31/22 (unaudited)	1/31/22
Change in net assets
From operations
Net investment income (loss)	$23,720,472	$55,880,477
Net realized gain (loss)	(9,271,866)	34,227,423
Net unrealized gain (loss)	(69,798,232)	(72,488,956)
Change in net assets from operations	$(55,349,626)	$17,618,944
Total distributions to shareholders	$(24,130,396)	$(60,026,693)
Change in net assets from fund share transactions	$(114,143,858)	$(188,544,337)
Total change in net assets	$(193,623,880)	$(230,952,086)
Net assets
At beginning of period	997,366,007	1,228,318,093
At end of period	$803,742,127	$997,366,007
See Notes to Financial Statements
20

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
	7/31/22 (unaudited)	1/31/22	1/31/21	1/31/20	1/31/19	1/31/18
Net asset value, beginning of period	$8.88	$9.25	$9.33	$8.94	$9.31	$9.28
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.47	$0.50	$0.51	$0.52	$0.53
Net realized and unrealized gain (loss)	(0.73)	(0.34)	(0.06)(g)	0.39	(0.36)	0.05
Total from investment operations	$(0.50)	$0.13	$0.44	$0.90	$0.16	$0.58
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.50)	$(0.52)	$(0.51)	$(0.53)	$(0.55)
Net asset value, end of period (x)	$8.15	$8.88	$9.25	$9.33	$8.94	$9.31
Total return (%) (s)(x)	(5.65)(n)	1.39	5.02	10.29	1.86	6.33
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	0.02(a)	0.02	0.02	0.02	0.02	0.02
Net investment income (loss)	5.49(a)	5.09	5.58	5.51	5.77	5.63
Portfolio turnover	11(n)	60	66	59	38	46
Net assets at end of period (000 omitted)	$803,742	$997,366	$1,228,318	$889,031	$788,437	$1,197,932

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(n)	Not annualized.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
21

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS High Yield Pooled Portfolio (the fund) is a diversified series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. This fund is available only to certain U.S. registered investment companies managed by MFS. MFS does not receive a management fee from this fund.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In June 2022, the FASB issued Accounting Standards Update 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”), which affects all entities that have investments in equity securities measured at fair value that are subject to contractual sale restrictions. ASU 2022-03 clarifies that a contractual restriction on the sale of an equity security is a characteristic of the reporting entity holding the equity security rather than a characteristic of the asset and, therefore, is not considered in measuring the fair value of the equity security. The fund decided to early adopt ASU 2022-03 effective as of June 30, 2022 as the guidance in ASU 2022-03 was consistent with the fund’s existing practices for fair value measurement.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to
22

Notes to Financial Statements (unaudited) - continued
setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service.
Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair
23

Notes to Financial Statements (unaudited) - continued
value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$—	$—	$1,357,191	$1,357,191
Luxembourg	—	891,935	—	891,935
Mexico	—	—	215,597	215,597
United Kingdom	—	—	2,893	2,893
U.S. Corporate Bonds	—	671,641,250	—	671,641,250
Foreign Bonds	—	104,523,642	—	104,523,642
Mutual Funds	15,003,515	—	—	15,003,515
Total	$15,003,515	$777,056,827	$1,575,681	$793,636,023
Other Financial Instruments
Futures Contracts – Assets	$96,920	$—	$—	$96,920
Futures Contracts – Liabilities	(147,079)	—	—	(147,079)
Forward Foreign Currency Exchange Contracts – Assets	—	5,793	—	5,793
Forward Foreign Currency Exchange Contracts – Liabilities	—	(11,054)	—	(11,054)
For further information regarding security characteristics, see the Portfolio of Investments.
24

Notes to Financial Statements (unaudited) - continued
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 1/31/22	$1,168,929
Change in unrealized appreciation or depreciation	406,752
Balance as of 7/31/22	$1,575,681
The net change in unrealized appreciation or depreciation from investments held as level 3 at July 31, 2022 is $406,752. At July 31, 2022, the fund held three level 3 securities.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts and forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
25

Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at July 31, 2022 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$96,920	$(147,079)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	5,793	(11,054)
Total		$102,713	$(158,133)
(a)	Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended July 31, 2022 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$307,498	$—
Foreign Exchange	—	103,726
Total	$307,498	$103,726
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended July 31, 2022 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$(36,731)	$—
Foreign Exchange	—	(19,800)
Total	$(36,731)	$(19,800)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments
26

Notes to Financial Statements (unaudited) - continued
across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to
27

Notes to Financial Statements (unaudited) - continued
unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Loans and Other Direct Debt Instruments — The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
28

Notes to Financial Statements (unaudited) - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended July 31, 2022, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization and accretion of debt securities and wash sale loss deferrals.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 1/31/22
Ordinary income (including any short-term capital gains)	$60,026,693
29

Notes to Financial Statements (unaudited) - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 7/31/22
Cost of investments	$876,394,885
Gross appreciation	3,075,050
Gross depreciation	(85,833,912)
Net unrealized appreciation (depreciation)	$(82,758,862)
As of 1/31/22
Undistributed ordinary income	3,295,117
Capital loss carryforwards	(41,053,445)
Other temporary differences	(4,399,716)
Net unrealized appreciation (depreciation)	(15,399,271)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of January 31, 2022, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(1,278,441)
Long-Term	(39,775,004)
Total	$(41,053,445)
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from MFS funds that invest in the fund.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC is not paid a fee for providing these services. MFSC receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended July 31, 2022, these costs amounted to $18.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended July 31, 2022 was equivalent to an annual effective rate of 0.0020% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation - The fund may pay compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the
30

Notes to Financial Statements (unaudited) - continued
fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFSC. The independent Trustees do not currently receive compensation from the fund.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended July 31, 2022, purchases and sales of investments, other than short-term obligations, aggregated $95,880,725 and $201,959,511, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 7/31/22		Year ended 1/31/22
	Shares	Amount	Shares	Amount
Shares sold	1,117,148	$9,136,156	3,868,865	$35,660,117
Shares issued to shareholders in reinvestment of distributions	2,905,125	24,130,396	6,526,801	60,026,693
Shares reacquired	(17,702,501)	(147,410,410)	(30,844,235)	(284,231,147)
Net change	(13,680,228)	$(114,143,858)	(20,448,569)	$(188,544,337)
The fund is an MFS Pooled Portfolio, which is designed to be used by certain MFS funds to invest in a particular security type rather than invest in the security type directly. The fund is solely invested in by other MFS funds for the purpose of gaining exposure to high income debt instruments, rather than investing in high income debt instruments directly. The MFS funds do not invest in this fund for the purpose of exercising management or control. At the end of the period, the MFS Diversified Income Fund and the MFS Global High Yield Fund were the owners of record of approximately 82% and 18%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Income Portfolio was the owner of record of less than 1% of the value of outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 16, 2023 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing
31

Notes to Financial Statements (unaudited) - continued
arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended July 31, 2022, the fund’s commitment fee and interest expense were $2,058 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$24,340,223	$87,343,629	$96,680,368	$(900)	$931	$15,003,515

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$65,333	$—
(8) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(9) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
32

Board Review of Investment Advisory Agreement
MFS High Yield Pooled Portfolio
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2022 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
As part of their deliberations, the Trustees took into account that the Fund was formed solely to act as a vehicle to pool the portions of other MFS funds invested in high yielding debt instruments, and that shares of the Fund are not distributed or sold to the public. The Trustees gave substantial consideration to the fact that MFS does not charge a separate advisory fee to the Fund under the investment advisory agreement or charge transfer agency fees, administrative services fees, sales loads or distribution and service fees to the Fund, but that MFS receives advisory and other fees from the MFS funds that invest a portion of their assets in the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2021 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s fees and expenses and the fees and expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information as to whether and to what extent applicable expense waivers and reimbursements are observed for the Fund, (iv) information regarding MFS’
33

Board Review of Investment Advisory Agreement - continued
financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2021, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s shares was in the 4th quintile for the one-year period and the 2nd quintile for the three-year period ended December 31, 2021 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s expenses, the Trustees considered, among other information, the total expense ratio of the Fund’s shares as a percentage of average daily net assets and the total expense ratios of the Broadridge expense group
34

Board Review of Investment Advisory Agreement - continued
based on information provided by Broadridge. The Trustees considered that, according to the data provided by Broadridge (which takes into account any expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s total expense ratio was lower than the Broadridge expense group median. Because the Fund does not pay an advisory fee, the Trustees did not consider the extent to which economies of scale would be realized due to the Fund’s growth of assets, whether fee levels reflect economies of scale for shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative and transfer agency services provided to the Fund by MFS and its affiliates under agreements other than the investment advisory agreement. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2022.
35

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2022 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2021 to December 31, 2021 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
36

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
37

Save paper with eDelivery.
MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.
To sign up:
1. Go to mfs.com.
2. Log in via MFS® Access.
3. Select eDelivery.
If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.
CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Item 1(b):

Not applicable

ITEM 2. CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to an element of the Code's definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. EXHIBITS.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable

(2)A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)Change in the registrant's independent public accountant. Not applicable.

(b)If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST III

By (Signature and Title)* /S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date: September 15, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date: September 15, 2022

By (Signature and Title)* /S/ JAMES O. YOST

James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 15, 2022

* Print name and title of each signing officer under his or her signature.